     As filed with the Securities and Exchange Commission on April 5, 2017


                                       Registration Numbers 333-152194/811-21262
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4





           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 9
                                    AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 197




           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                  (Registrant)


                                 ------------

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                                  (Depositor)



             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500


                                 ------------

                              ERIC T. STEIGERWALT
                       BRIGHTHOUSE LIFE INSURANCE COMPANY

             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
                    (Name and Address of Agent for Service)


                                 ------------
                                   Copies to:
                             Diane E. Ambler, Esq.
                                 K&L Gates LLP
                              1601 K Street, N.W.
                             Washington, D.C. 20006
                 Approximate Date of Proposed Public Offering:

              On May 1, 2017 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable
                                        Annuity Contracts
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


                             GOLD TRACK PROSPECTUS

This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by Brighthouse Life Insurance Company (the "Company", "Our", "Us" or "We"). The Contract was available for use in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and non-qualified deferred compensation Plans. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through Brighthouse Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund

     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I

     American Funds(R) Balanced Allocation Portfolio -- Class C
     American Funds(R) Growth Allocation Portfolio -- Class C
     American Funds(R) Moderate Allocation Portfolio -- Class C
     BlackRock High Yield Portfolio -- Class A

     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A

     Loomis Sayles Global Markets Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class E

     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A

     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F

     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Dynamic Capital Appreciation Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
     Global Research Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2017

We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266

, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See
                            Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED: MAY 1, 2017

                               TABLE OF CONTENTS






                                                              PAGE
                                                             -----
Glossary....................................................    3
Summary.....................................................    6
Fee Table...................................................    9
Condensed Financial Information.............................   13
The Annuity Contract and Your Retirement Plan...............   13
  403(b) Plan Terminations..................................   14
  Other Plan Terminations...................................   14
The Annuity Contract........................................   14
  Contract Owner Inquiries..................................   15
  Allocated Contracts.......................................   15
  Unallocated Contracts.....................................   15
  Purchase Payments.........................................   15
  Purchase Payments ---- Section 403(b) Plans...............   16
  Accumulation Units........................................   16
  Valuation of Assets.......................................   16
  The Funding Options.......................................   17
  Underlying Funds Which Are Fund of Funds..................   23
Charges and Deductions......................................   23
  General...................................................   23
  Surrender Charge..........................................   24
  Free Withdrawal Allowance.................................   25
  Mortality and Expense Risk Charge.........................   25
  Funding Option Expenses...................................   25
  Variable Liquidity Benefit Charge.........................   25
  Administrative Charge.....................................   26
  TPA Administrative Charges................................   26
  Premium Tax...............................................   26
  Income Taxes..............................................   26
  Changes in Taxes Based upon Premium or Value..............   26
  Account Reduction Loan Fees...............................   27
Transfers...................................................   27
  Restrictions on Transfers.................................   27
  Dollar Cost Averaging.....................................   29
Access to Your Money........................................   30
  Systematic Withdrawals....................................   30
  Account Reduction Loans...................................   31
Ownership Provisions........................................   31
  Types of Ownership........................................   31
  Contract Owner............................................   31
  Beneficiary...............................................   31
  Annuitant.................................................   31
  Abandoned Property Requirements...........................   31
Death Benefit...............................................   32
  Death Benefit Proceeds Prior to the Maturity Date.........   32
  Payment of Proceeds.......................................   32
  Death Proceeds after the Maturity Date....................   34
The Annuity Period..........................................   34


                                                             PAGE
                                                             -----
  Maturity Date.............................................   34
  Variable Annuity..........................................   34
  Fixed Annuity.............................................   35
  Election of Options.......................................   35
  Retired Life Certificate..................................   35
  Allocation of Cash Value During the Annuity Period........   35
  Annuity Options...........................................   35
  Variable Liquidity Benefit................................   36
Miscellaneous Contract Provisions...........................   37
  Right to Return...........................................   37
  Termination of Allocated Contracts........................   37
  Contract Exchanges........................................   38
  Contract Value............................................   39
  Suspension of Payments....................................   39
  Misstatement..............................................   39
  Funding Options...........................................   39
  Cybersecurity Risks.......................................   39
The Separate Account........................................   40
  Performance Information...................................   40
Federal Tax Considerations..................................   41
  Qualified Annuity Contracts...............................   41
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b).......................................   44
Other Information...........................................   46
  The Insurance Company.....................................   46
  Financial Statements......................................   47
  Distribution of the Contracts.............................   47
  Conformity with State and Federal Laws....................   49
  Voting Rights.............................................   49
  Contract Modification.....................................   49
  Postponement of Payment (the "Emergency
    Procedure").............................................   49
  Restrictions on Financial Transactions....................   50
  Legal Proceedings.........................................   50
Appendix A: Condensed Financial Information for
  Brighthouse Separate Account Eleven for Variable
  Annuities.................................................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds..........................................  B-1
Appendix C: Portfolio Legal And Marketing Names.............  C-1
Appendix D: Contents of The Statement of Additional
  Information...............................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant...................  E-1
Appendix F: Competing Funds.................................  F-1
Appendix G: Premium Tax Table...............................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.


CERTIFICATE -- (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.


CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.


COMPANY (WE, US, OUR) -- Brighthouse Life Insurance Company.


COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.


CONTRACT -- for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.


CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.


CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in the prospectus as Contract Value).


CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.


INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin (referred to in the prospectus as Maturity Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.


PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               GOLD TRACK ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by Brighthouse Life Insurance Company is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower, and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies before the payout phase upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the payout phase begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information). We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


                                                 YEARS SINCE
    CONTINGENT DEFERRED SALES CHARGE        PURCHASE PAYMENT MADE     PERCENTAGE
----------------------------------------   -----------------------   -----------
  As a percentage of Purchase Payments              0-5                  5%
                                                     6+                  0%

                                       OR


             SURRENDER CHARGE                CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00
------------
(1)   Loans will be charged an initial set-up fee of $75.00.


VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts only)



ADMINISTRATIVE CHARGES
SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated     $15
Contracts only)

                                    AND / OR


FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(3)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                           1.30%


(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.14% for the Subaccount investing in the ClearBridge Aggressive Growth Portfolio of the Brighthouse Funds Trust I; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Brighthouse Funds Trust II; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio -- Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio - Class E of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in Oppenheimer Global Equity Portfolio- Class A of the Brighthouse Funds Trust I.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.64%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.53%         0.25%      0.03%
 American Funds Growth Fund..................    0.33%         0.25%      0.02%
 American Funds Growth-Income Fund...........    0.27%         0.25%      0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................    0.06%         0.55%      --



                                                                TOTAL       FEE WAIVER    NET TOTAL
                                                 ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                 FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........   --             0.81%           --          0.81%
 American Funds Growth Fund..................   --             0.60%           --          0.60%
 American Funds Growth-Income Fund...........   --             0.54%           --          0.54%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C....................... 0.42%            1.03%           --          1.03%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 American Funds(R) Growth Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A......    0.60%       --           0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................    0.89%       --           0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%          0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --           0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A+......................................    0.56%       --           0.01%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................    0.56%     0.25%          0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.04%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%          0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --           0.05%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................    0.70%       --           0.08%
 MFS(R) Research International Portfolio --
  Class B.......................................    0.70%     0.25%          0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+.........................    0.65%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.66%       --           0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.33%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................    0.63%     0.25%          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.35%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%     0.25%          0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 American Funds(R) Growth Allocation
  Portfolio -- Class C.......................... 0.43%            1.05%       --            1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................... 0.40%            1.02%       --            1.02%
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.75%       --            0.75%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --            1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%           1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................   --             1.00%     0.06%           0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%           0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --            0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A+......................................   --             0.57%     0.02%           0.55%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................   --             0.82%     0.02%           0.80%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%           0.79%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%           0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%           0.73%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................   --             0.78%       --            0.78%
 MFS(R) Research International Portfolio --
  Class B.......................................   --             0.99%     0.06%           0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+.........................   --             0.95%     0.01%           0.94%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.71%     0.10%           0.61%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%           0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%           0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.37%       --            0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%           0.63%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................   --             0.91%     0.03%           0.88%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.53%     0.02%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.......................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.......................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.......................... 0.64%            0.95%       --            0.95%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.............................    0.46%       --             0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class A..............    0.60%       --             0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --             0.03%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A..........................................    0.30%       --             0.08%
 MetLife Russell 2000(R) Index Portfolio --
  Class A..........................................    0.25%       --             0.06%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --             0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.81%       --             0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............    0.57%       --             0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --             0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................    0.55%     0.25%            0.16%
 Equity-Income Portfolio -- Initial Class..........    0.45%       --             0.09%
 High Income Portfolio -- Initial Class+...........    0.56%       --             0.12%
 Mid Cap Portfolio -- Service Class 2..............    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.............    1.24%     0.25%            0.14%
 Templeton Foreign VIP Fund........................    0.78%     0.25%            0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio..............................    0.64%     0.25%            0.09%
 Global Research Portfolio.........................    0.56%     0.25%            0.11%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio........................................    0.75%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio........................................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio........................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio........................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio.............    0.45%       --             0.06%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................    0.65%       --           0.63%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.............................   --             0.55%       --              0.55%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.85%     0.02%             0.83%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.08%             0.54%
 MetLife Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.01%             0.27%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A.......................................... 0.01%            0.39%       --              0.39%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.......................................... 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............... 0.01%            0.61%     0.05%             0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.50%     0.01%             0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................   --             0.96%       --              0.96%
 Equity-Income Portfolio -- Initial Class.......... 0.05%            0.59%       --              0.59%
 High Income Portfolio -- Initial Class+...........   --             0.68%       --              0.68%
 Mid Cap Portfolio -- Service Class 2..............   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............. 0.01%            1.64%     0.02%             1.62%
 Templeton Foreign VIP Fund........................ 0.01%            1.08%     0.02%             1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio..............................   --             0.98%       --              0.98%
 Global Research Portfolio.........................   --             0.92%       --              0.92%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio........................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Growth
  Portfolio........................................   --             0.86%     0.06%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio........................................   --             0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio........................................   --             0.83%       --              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio.............   --             0.51%       --              0.51%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................   --             1.28%     0.39%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES



These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the Funding Option Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.



EXAMPLE 1



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $814    $1,349    $1,959     $3,155     $314      $899    $1,509    $3,155
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $677    $  936    $1,267     $1,753     $177      $486    $  817    $1,753


EXAMPLE 2



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $814    $1,259    $1,779     $3,155     $314      $899    $1,509    $3,155
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $677    $  846    $1,087     $1,753     $177      $486    $  817    $1,753


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date(referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.


Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.


The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.



PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the NYSE is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the NYSE is open. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers,

LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class C

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
American Funds(R) Moderate             Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C       of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio --      Seeks to maximize total return,           Brighthouse Investment Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Brighthouse Asset Allocation 100       Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                                                           Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  through a combination of capital          Subadviser: Loomis, Sayles &
                                       appreciation and income.                  Company, L.P.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                           Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: OppenheimerFunds, Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  with some current income.                 Subadviser: Wellington Management
                                                                                 Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Aggregate Bond Index               Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Bloomberg Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                           Bond Index.                               Advisors, LLC
MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Russell 2000(R) Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service         Seeks long-term capital appreciation.     Fidelity Management & Research
 Class 2                                                                             Company
                                                                                     Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation               Seeks capital appreciation.               Fidelity Management & Research
 Portfolio -- Service Class 2                                                        Company
                                                                                     Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial         Seeks reasonable income. The fund         Fidelity Management & Research
 Class                                     will also consider the potential for      Company
                                           capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                           is to achieve a yield which exceeds
                                           the composite yield on the securities
                                           comprising the S&P 500(R) Index.
High Income Portfolio -- Initial           Seeks a high level of current income,     Fidelity Management & Research
 Class+                                    while also considering growth of          Company
                                           capital.                                  Subadviser: FMR Co., Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio               Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                              Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain an average          Management Company; Western
                                        duration within 30% of the average      Asset Management Company
                                        duration of the domestic bond market    Limited; Western Asset Management
                                        as a whole.                             Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive       Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund                          retention of net investment income.


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio


"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invest. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.




                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred surrender charge is 5% for five years from the date You make a Purchase Payment. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employer Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

   o to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions as described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.


FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

Please refer to "The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE


The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio

     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Global Research Portfolio
     Harris Oakmark International Portfolio
     High Income Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Global Markets Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.



DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month Program or 12-Month Program. The 6-Month Program and the 12-Month Program will generally have different credited interest rates. Under the 6-Month Program, the interest rate can accrue up to six months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in six months. Under the 12-Month Program, the interest rate can accrue up to twelve months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in twelve months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of six or twelve months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the accumulation unit value calculated as of the Maturity Date. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2; (b) no longer employed; (c) deceased; (d) disabled; or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT


The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
     (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)


Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE



ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75 (whichever occurs first) the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account, or


   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:


   (a) the Contract Value attributable to the Participant under the Contract, or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined when We receive Due Proof of Death and instruction for payment in Good Order.


                            NON-QUALIFIED CONTRACTS



                                                                                                       MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                   UNLESS...                     APPLY*
 OWNER (WHO IS NOT THE        The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 OWNER (WHO IS THE            The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)              none, to the Contract           continue the Contract rather
                              Owner.                          than receive the distribution.
 ANNUITANT (WHO IS THE        See death of "owner who is                                         Yes
 CONTRACT OWNER)              the Annuitant" above.
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                                        Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the                                      Annuitant is treated
                              owner.                                                             as death of the
                                                                                                 owner in these
                                                                                                 circumstances.)
 BENEFICIARY                  No death proceeds are                                              N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                                              N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS



                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                  UNLESS...                 APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.


* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.



DEATH PROCEEDS AFTER THE MATURITY DATE



If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.




                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE



Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95th birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.

RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.


Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.


Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:


   (a) is the Contract Value applied on the Maturity Date under this option, and


   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN



For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.



TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.


We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value, You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.


IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non-ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and

   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES


   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


CONTRACT VALUE


During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS



Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.




                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.


We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, MetLife, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.

PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or


   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


   (a)        minimum distribution requirements,

   (b)        financial hardship, or


   (c)        for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted the Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company ("BLIC") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed Our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.

PLANNED SEPARATION FROM METLIFE, INC.

In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife Inc.'s current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife Inc. expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife, Inc.'s shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife, Inc. board of directors, receipt of a favorable IRS ruling and an opinion from MetLife Inc.'s tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife, Inc. currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable Contract. The Company will remain fully responsible for its contractual obligations to variable Contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.



FINANCIAL STATEMENTS

The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Brighthouse Securities") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brigthhouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.

Brighthouse Securities' principal executive offices are located at 11225 North

Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA

BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor
                                                    -------------
brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Brighthouse Securities and the Company enter into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and Brighthouse Securities have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2016, as well as the range of additional compensation paid.)

The Company and Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. The Company may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, Metropolitan Life Insurance Company or MetLife Securities, Inc., with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
      FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................... 2007   2.217           2.342                      --
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.087           1.168                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.930           0.889                      --
                                                                          2007   0.802           0.930                 109,960
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2016   2.535           2.536               1,086,515
                                                                          2015   2.385           2.535               1,251,931
                                                                          2014   2.345           2.385               1,449,098
                                                                          2013   1.826           2.345               1,550,822
                                                                          2012   1.499           1.826               2,004,861
                                                                          2011   1.655           1.499               3,069,218
                                                                          2010   1.490           1.655               2,735,685
                                                                          2009   1.053           1.490               1,876,048
                                                                          2008   1.657           1.053               1,242,629
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2016   2.322           2.527               2,087,603
                                                                          2015   2.186           2.322               2,241,656
                                                                          2014   2.027           2.186               2,671,204
                                                                          2013   1.567           2.027               2,778,224
                                                                          2012   1.337           1.567               3,190,950
                                                                          2011   1.406           1.337               4,214,472
                                                                          2010   1.191           1.406               4,328,492
                                                                          2009   0.860           1.191               3,306,607
                                                                          2008   1.479           0.860               2,766,884
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2016   2.041           2.263                 849,760
                                                                          2015   2.024           2.041                 968,466
                                                                          2014   1.840           2.024               1,395,059
                                                                          2013   1.387           1.840               1,531,460
                                                                          2012   1.188           1.387               1,847,248
                                                                          2011   1.217           1.188               2,709,698
                                                                          2010   1.099           1.217               2,252,078
                                                                          2009   0.842           1.099               1,552,987
                                                                          2008   1.308           0.842               1,185,410
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   3.090           3.248                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.415           1.358                      --
                                                                          2007   1.329           1.415                 367,420
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.723           1.632                      --
                                                                          2007   1.949           1.723                 854,724
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (10/96)........... 2007   1.780           1.870                      --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2016   2.678
                                                                                      2015   2.683
                                                                                      2014   2.418
                                                                                      2013   1.857
                                                                                      2012   1.609
                                                                                      2011   1.665
                                                                                      2010   1.432
                                                                                      2009   1.064
                                                                                      2008   1.867
                                                                                      2007   1.601
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.308
                                                                                      2015   2.298
                                                                                      2014   2.089
                                                                                      2013   1.520
                                                                                      2012   1.251
                                                                                      2011   1.294
                                                                                      2010   1.104
                                                                                      2009   0.818
                                                                                      2008   1.403
                                                                                      2007   1.322
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2016   3.102
                                                                                      2015   3.250
                                                                                      2014   3.007
                                                                                      2013   2.361
                                                                                      2012   2.024
                                                                                      2011   2.017
                                                                                      2010   1.762
                                                                                      2009   1.362
                                                                                      2008   2.389
                                                                                      2007   2.367
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.225
                                                                                      2007   1.763
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2016   1.926
                                                                                      2015   2.011
                                                                                      2014   2.000
                                                                                      2013   1.899
                                                                                      2012   1.672
                                                                                      2011   1.617
                                                                                      2010   1.429
                                                                                      2009   0.999
                                                                                      2008   1.339
                                                                                      2007   1.311
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   3.541
                                                                                      2015   3.622
                                                                                      2014   3.436
                                                                                      2013   2.544
                                                                                      2012   2.234
                                                                                      2011   2.521
                                                                                      2010   1.973
                                                                                      2009   1.420
                                                                                      2008   2.366
                                                                                      2007   2.064
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2016   1.621
                                                                                      2015   2.028
                                                                                      2014   2.228
                                                                                      2013   2.262
                                                                                      2012   2.011
                                                                                      2011   2.404
                                                                                      2010   2.057
                                                                                      2009   1.199
                                                                                      2008   2.550
                                                                                      2007   1.992



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2.868               2,405,773
                                                                                      2.678               2,702,760
                                                                                      2.683               3,166,078
                                                                                      2.418               3,479,929
                                                                                      1.857               4,080,504
                                                                                      1.609               5,678,027
                                                                                      1.665               5,177,190
                                                                                      1.432               4,323,092
                                                                                      1.064               3,733,850
                                                                                      1.867               3,698,163
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.355                  25,722
                                                                                      2.308                  29,143
                                                                                      2.298                  28,469
                                                                                      2.089                  24,844
                                                                                      1.520                  60,314
                                                                                      1.251                  68,707
                                                                                      1.294                 104,921
                                                                                      1.104                 100,461
                                                                                      0.818                  88,755
                                                                                      1.403                  48,915
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 3.639                  45,153
                                                                                      3.102                  46,180
                                                                                      3.250                  44,728
                                                                                      3.007                  42,878
                                                                                      2.361                  51,226
                                                                                      2.024                  61,065
                                                                                      2.017                  56,240
                                                                                      1.762                  53,238
                                                                                      1.362                 146,959
                                                                                      2.389                 138,732
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2.048                      --
                                                                                      2.225                 290,247
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2.194                      --
                                                                                      1.926                      --
                                                                                      2.011                      --
                                                                                      2.000                      --
                                                                                      1.899                      --
                                                                                      1.672                   1,867
                                                                                      1.617                  34,927
                                                                                      1.429                  34,927
                                                                                      0.999                  37,512
                                                                                      1.339                  37,524
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 3.940               1,037,367
                                                                                      3.541               1,241,096
                                                                                      3.622               1,434,741
                                                                                      3.436               1,564,598
                                                                                      2.544               1,879,494
                                                                                      2.234               2,584,570
                                                                                      2.521               2,275,753
                                                                                      1.973               1,786,511
                                                                                      1.420               1,535,912
                                                                                      2.366               1,743,249
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 1.892                 150,068
                                                                                      1.621                 161,287
                                                                                      2.028                 170,393
                                                                                      2.228                 166,678
                                                                                      2.262                 199,065
                                                                                      2.011                 189,511
                                                                                      2.404                 212,374
                                                                                      2.057                 209,376
                                                                                      1.199                 387,232
                                                                                      2.550                 317,595

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2016   1.601
                                                                                  2015   1.723
                                                                                  2014   1.950
                                                                                  2013   1.596
                                                                                  2012   1.358
                                                                                  2011   1.528
                                                                                  2010   1.418
                                                                                  2009   1.041
                                                                                  2008   1.757
                                                                                  2007   1.531
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.548
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2016   2.310
                                                                                  2015   2.239
                                                                                  2014   2.007
                                                                                  2013   1.529
                                                                                  2012   1.315
                                                                                  2011   1.345
                                                                                  2010   1.078
                                                                                  2009   0.751
                                                                                  2008   1.346
                                                                                  2007   1.112
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2016   1.221
                                                                                  2015   1.261
                                                                                  2014   1.183
                                                                                  2013   0.929
                                                                                  2012   0.780
                                                                                  2011   0.913
                                                                                  2010   0.795
                                                                                  2009   0.582
                                                                                  2008   1.060
                                                                                  2007   0.976
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.288
                                                                                  2015   2.342
                                                                                  2014   1.957
                                                                                  2013   1.332
                                                                                  2012   1.129
                                                                                  2011   1.108
                                                                                  2010   0.892
                                                                                  2009   0.667
                                                                                  2008   1.126
                                                                                  2007   1.116
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.718
                                                                                  2013   1.308
                                                                                  2012   1.145
                                                                                  2011   1.227
                                                                                  2010   1.059
                                                                                  2009   0.824
                                                                                  2008   1.306
                                                                                  2007   1.355
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.230
                                                                                  2015   2.344
                                                                                  2014   2.076
                                                                                  2013   1.658
                                                                                  2012   1.461
                                                                                  2011   1.362
                                                                                  2010   1.221
                                                                                  2009   0.999
                                                                                  2008   1.547
                                                                                  2007   1.529
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2016   3.301
                                                                                  2015   3.025
                                                                                  2014   2.669
                                                                                  2013   1.948
                                                                                  2012   1.629
                                                                                  2011   1.649
                                                                                  2010   1.510
                                                                                  2009   1.067
                                                                                  2008   1.712
                                                                                  2007   1.636



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.706                 326,810
                                                                                  1.601                 341,231
                                                                                  1.723                 379,127
                                                                                  1.950                 358,682
                                                                                  1.596                 354,335
                                                                                  1.358                 383,587
                                                                                  1.528                 393,940
                                                                                  1.418                 429,606
                                                                                  1.041                 350,061
                                                                                  1.757                 451,650
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2.706                      --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2.574                 196,747
                                                                                  2.310                 242,169
                                                                                  2.239                 257,314
                                                                                  2.007                 243,706
                                                                                  1.529                 271,968
                                                                                  1.315                 469,253
                                                                                  1.345                 450,604
                                                                                  1.078                 383,306
                                                                                  0.751                 354,214
                                                                                  1.346                 424,858
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 1.236                  34,324
                                                                                  1.221                  31,626
                                                                                  1.261                  63,321
                                                                                  1.183                  60,230
                                                                                  0.929                  76,860
                                                                                  0.780                  99,145
                                                                                  0.913                  87,463
                                                                                  0.795                 198,279
                                                                                  0.582                 350,259
                                                                                  1.060                 495,129
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.301                 864,161
                                                                                  2.288                 909,864
                                                                                  2.342               1,056,445
                                                                                  1.957               1,020,430
                                                                                  1.332               1,045,273
                                                                                  1.129               1,101,481
                                                                                  1.108               1,195,312
                                                                                  0.892               1,413,503
                                                                                  0.667               1,539,345
                                                                                  1.126               2,013,129
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.733                      --
                                                                                  1.718                 790,982
                                                                                  1.308                 815,069
                                                                                  1.145                 893,033
                                                                                  1.227                 990,582
                                                                                  1.059               1,203,817
                                                                                  0.824               1,249,595
                                                                                  1.306               1,331,029
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.549                  25,909
                                                                                  2.230                  34,093
                                                                                  2.344                  47,421
                                                                                  2.076                  46,440
                                                                                  1.658                  52,386
                                                                                  1.461                  28,342
                                                                                  1.362                  29,937
                                                                                  1.221                  21,190
                                                                                  0.999                  19,862
                                                                                  1.547                  17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 3.524                  63,989
                                                                                  3.301                  66,982
                                                                                  3.025                  82,679
                                                                                  2.669                  83,114
                                                                                  1.948                  82,769
                                                                                  1.629                 166,723
                                                                                  1.649                 154,347
                                                                                  1.510                  74,119
                                                                                  1.067                  93,392
                                                                                  1.712                 138,898

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2016   3.046
                                                                                 2015   3.155
                                                                                 2014   2.841
                                                                                 2013   2.159
                                                                                 2012   1.865
                                                                                 2011   1.787
                                                                                 2010   1.643
                                                                                 2009   1.327
                                                                                 2008   2.074
                                                                                 2007   2.008
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2016   2.452
                                                                                 2015   2.579
                                                                                 2014   2.493
                                                                                 2013   1.705
                                                                                 2012   1.437
                                                                                 2011   1.426
                                                                                 2010   1.146
                                                                                 2009   0.807
                                                                                 2008   1.370
                                                                                 2007   1.253
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)........................................................................ 2011   1.135
                                                                                 2010   1.101
                                                                                 2009   0.861
                                                                                 2008   1.531
                                                                                 2007   1.449
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).......................... 2016   2.612
                                                                                 2015   2.597
                                                                                 2014   2.621
                                                                                 2013   2.414
                                                                                 2012   2.061
                                                                                 2011   2.024
                                                                                 2010   1.746
                                                                                 2009   1.098
                                                                                 2008   1.578
                                                                                 2007   1.583
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.061
                                                                                 2010   0.977
                                                                                 2009   0.837
                                                                                 2008   1.069
                                                                                 2007   1.061
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).................. 2010   1.419
                                                                                 2009   1.424
                                                                                 2008   1.397
                                                                                 2007   1.339
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................... 2007   2.230
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................... 2007   1.913
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   2.609
                                                                                 2007   2.475
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *........................ 2016   2.544
                                                                                 2015   2.656
                                                                                 2014   2.581
                                                                                 2013   2.363
                                                                                 2012   2.033
                                                                                 2011   1.993
                                                                                 2010   1.725
                                                                                 2009   1.178
                                                                                 2008   1.561
                                                                                 2007   1.593



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 3.422                 241,801
                                                                                 3.046                 268,282
                                                                                 3.155                 276,240
                                                                                 2.841                 288,201
                                                                                 2.159                 488,434
                                                                                 1.865                 790,456
                                                                                 1.787                 783,808
                                                                                 1.643                 585,486
                                                                                 1.327                 604,312
                                                                                 2.074               1,012,376
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.578                 114,122
                                                                                 2.452                 158,156
                                                                                 2.579                 175,697
                                                                                 2.493                 211,622
                                                                                 1.705                 369,677
                                                                                 1.437                 546,075
                                                                                 1.426                 470,162
                                                                                 1.146                 402,831
                                                                                 0.807                 347,536
                                                                                 1.370                 217,352
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)........................................................................ 1.226                      --
                                                                                 1.135                  95,905
                                                                                 1.101                  84,537
                                                                                 0.861                  89,068
                                                                                 1.531                 176,856
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).......................... 2.715                  17,367
                                                                                 2.612                  18,705
                                                                                 2.597                  28,795
                                                                                 2.621                  24,862
                                                                                 2.414                  21,055
                                                                                 2.061                  32,924
                                                                                 2.024                  36,777
                                                                                 1.746                  30,623
                                                                                 1.098                  46,937
                                                                                 1.578                  52,111
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 1.051                      --
                                                                                 1.061                  26,071
                                                                                 0.977                  62,855
                                                                                 0.837                  59,470
                                                                                 1.069                  64,549
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).................. 1.416                      --
                                                                                 1.419                      58
                                                                                 1.424               1,026,538
                                                                                 1.397                 238,696
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................... 2.347                      --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................... 2.017                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2.522                      --
                                                                                 2.609                 467,961
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *........................ 2.892                 466,003
                                                                                 2.544                 553,304
                                                                                 2.656                 532,966
                                                                                 2.581                 787,944
                                                                                 2.363                 973,227
                                                                                 2.033               1,126,789
                                                                                 1.993               1,313,771
                                                                                 1.725                 963,309
                                                                                 1.178                 822,732
                                                                                 1.561                 863,101

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2016   1.269
                                                                                     2015   1.293
                                                                                     2014   1.144
                                                                                     2013   1.109
                                                                                     2012   0.883
                                                                                     2011   0.938
                                                                                     2010   0.812
                                                                                     2009   0.604
                                                                                     2008   1.040
                                                                                     2007   1.228
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2014   4.007
                                                                                     2013   3.122
                                                                                     2012   2.557
                                                                                     2011   2.776
                                                                                     2010   2.546
                                                                                     2009   1.789
                                                                                     2008   3.094
                                                                                     2007   2.386
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2016   4.521
                                                                                     2015   4.729
                                                                                     2014   4.174
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2016   1.620
                                                                                     2015   1.698
                                                                                     2014   1.436
                                                                                     2013   0.991
                                                                                     2012   0.840
                                                                                     2011   0.818
                                                                                     2010   0.665
                                                                                     2009   0.503
                                                                                     2008   0.794
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.361
                                                                                     2015   1.379
                                                                                     2014   1.308
                                                                                     2013   1.110
                                                                                     2012   0.984
                                                                                     2011   1.011
                                                                                     2010   0.907
                                                                                     2009   0.705
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.364
                                                                                     2015   1.383
                                                                                     2014   1.308
                                                                                     2013   1.051
                                                                                     2012   0.911
                                                                                     2011   0.962
                                                                                     2010   0.853
                                                                                     2009   0.640
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.335
                                                                                     2015   1.353
                                                                                     2014   1.283
                                                                                     2013   1.137
                                                                                     2012   1.032
                                                                                     2011   1.036
                                                                                     2010   0.948
                                                                                     2009   0.773
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)...................... 2016   2.567
                                                                                     2015   2.698
                                                                                     2014   2.873
                                                                                     2013   2.210
                                                                                     2012   1.717
                                                                                     2011   2.008
                                                                                     2010   1.732
                                                                                     2009   1.121
                                                                                     2008   1.793



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.276                 854,010
                                                                                     1.269                 842,726
                                                                                     1.293                 889,722
                                                                                     1.144                 916,710
                                                                                     1.109               1,221,078
                                                                                     0.883               1,353,015
                                                                                     0.938               1,375,066
                                                                                     0.812               1,220,900
                                                                                     0.604               1,101,186
                                                                                     1.040               1,321,364
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 4.186                      --
                                                                                     4.007               3,405,847
                                                                                     3.122               3,624,544
                                                                                     2.557               4,592,561
                                                                                     2.776               4,426,605
                                                                                     2.546               4,099,024
                                                                                     1.789               3,609,955
                                                                                     3.094               3,498,318
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 4.628               2,625,460
                                                                                     4.521               2,813,756
                                                                                     4.729               2,978,553
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.654                 142,374
                                                                                     1.620                 102,113
                                                                                     1.698                  87,694
                                                                                     1.436                  67,355
                                                                                     0.991                  63,878
                                                                                     0.840                  32,487
                                                                                     0.818                   6,983
                                                                                     0.665                   1,778
                                                                                     0.503                   2,336
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.458               1,017,579
                                                                                     1.361                 590,483
                                                                                     1.379                 356,987
                                                                                     1.308                 299,645
                                                                                     1.110                 239,198
                                                                                     0.984                 199,530
                                                                                     1.011                 135,545
                                                                                     0.907                  48,287
                                                                                     0.705                  42,820
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.478                 583,120
                                                                                     1.364                 475,788
                                                                                     1.383                 345,786
                                                                                     1.308                 295,693
                                                                                     1.051                 243,506
                                                                                     0.911                 207,415
                                                                                     0.962                 137,462
                                                                                     0.853                  53,093
                                                                                     0.640                  18,406
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.420                 310,968
                                                                                     1.335                 265,102
                                                                                     1.353                 275,976
                                                                                     1.283                 235,122
                                                                                     1.137                 188,467
                                                                                     1.032                  88,986
                                                                                     1.036                  58,626
                                                                                     0.948                  24,467
                                                                                     0.773                  20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/08)...................... 2.766                      --
                                                                                     2.567                      --
                                                                                     2.698                      --
                                                                                     2.873                      --
                                                                                     2.210                      --
                                                                                     1.717                      --
                                                                                     2.008                      --
                                                                                     1.732                      --
                                                                                     1.121                      --

                      GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)...................... 2016   1.865
                                                                              2015   2.061
                                                                              2014   1.891
                                                                              2013   1.460
                                                                              2012   1.281
                                                                              2011   1.338
                                                                              2010   1.072
                                                                              2009   0.852
                                                                              2008   1.287
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................... 2016   2.303
                                                                              2015   2.351
                                                                              2014   2.186
                                                                              2013   1.565
                                                                              2012   1.328
                                                                              2011   1.348
                                                                              2010   1.072
                                                                              2009   0.804
                                                                              2008   1.231
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................... 2016   1.618
                                                                              2015   1.755
                                                                              2014   1.687
                                                                              2013   1.273
                                                                              2012   1.108
                                                                              2011   1.240
                                                                              2010   1.044
                                                                              2009   0.813
                                                                              2008   1.090
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   1.703
                                                                              2008   2.292
                                                                              2007   2.168
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011   0.696
                                                                              2010   0.652
                                                                              2009   0.476
                                                                              2008   0.906
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 2016   4.661
                                                                              2015   4.621
                                                                              2014   4.481
                                                                              2013   3.841
                                                                              2012   3.296
                                                                              2011   3.358
                                                                              2010   2.760
                                                                              2009   1.969
                                                                              2008   3.253
                                                                              2007   2.688
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.839
                                                                              2015   2.910
                                                                              2014   2.785
                                                                              2013   2.590
                                                                              2012   2.302
                                                                              2011   2.209
                                                                              2010   1.964
                                                                              2009   1.441
                                                                              2008   1.776
                                                                              2007   1.673
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.735
                                                                              2015   3.187
                                                                              2014   3.419
                                                                              2013   3.613
                                                                              2012   3.052
                                                                              2011   3.764
                                                                              2010   3.054
                                                                              2009   1.816
                                                                              2008   4.094
                                                                              2007   3.227
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.651
                                                                              2008   1.142
                                                                              2007   1.027
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.446



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)...................... 2.141                 106,566
                                                                              1.865                 119,171
                                                                              2.061                 112,489
                                                                              1.891                 127,930
                                                                              1.460                 155,462
                                                                              1.281                 159,576
                                                                              1.338                 184,167
                                                                              1.072                 186,511
                                                                              0.852                 162,716
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................... 2.558                  17,820
                                                                              2.303                  16,386
                                                                              2.351                  12,285
                                                                              2.186                  25,614
                                                                              1.565                  23,532
                                                                              1.328                  14,554
                                                                              1.348                  31,634
                                                                              1.072                  34,852
                                                                              0.804                  31,883
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................... 2.104                  22,088
                                                                              1.618                  19,115
                                                                              1.755                  20,787
                                                                              1.687                  25,884
                                                                              1.273                  27,942
                                                                              1.108                   3,579
                                                                              1.240                  17,365
                                                                              1.044                  30,638
                                                                              0.813                  36,448
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 1.690                      --
                                                                              1.703               1,040,406
                                                                              2.292               1,708,065
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 0.742                      --
                                                                              0.696                  14,550
                                                                              0.652                  10,962
                                                                              0.476                      --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 4.866                  13,288
                                                                              4.661                  12,752
                                                                              4.621                  12,106
                                                                              4.481                  11,156
                                                                              3.841                  10,178
                                                                              3.296                   9,132
                                                                              3.358                   8,250
                                                                              2.760                   8,766
                                                                              1.969                 161,441
                                                                              3.253                 169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2.934                      --
                                                                              2.839                  45,136
                                                                              2.910                  65,712
                                                                              2.785                  82,766
                                                                              2.590                  84,506
                                                                              2.302                  89,531
                                                                              2.209                 100,445
                                                                              1.964                 101,707
                                                                              1.441                 164,857
                                                                              1.776                 182,051
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 3.040                  45,273
                                                                              2.735                  48,123
                                                                              3.187                  46,421
                                                                              3.419                  55,029
                                                                              3.613                  81,629
                                                                              3.052                  95,800
                                                                              3.764                 111,897
                                                                              3.054                 216,834
                                                                              1.816                 208,396
                                                                              4.094                 165,682
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.621                      --
                                                                              0.651                  38,830
                                                                              1.142                  39,331
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.522                      --

GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)                          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   2.223           2.393                  15,973
                                                                           2015   2.141           2.223                   9,543
                                                                           2014   1.896           2.141                  12,140
                                                                           2013   1.421           1.896                  50,660
                                                                           2012   1.260           1.421                  36,638
                                                                           2011   1.265           1.260                  32,311
                                                                           2010   1.130           1.265                 107,948
                                                                           2009   0.954           1.130                   2,953
                                                                           2008   1.531           0.954                  14,770
                                                                           2007   1.509           1.531                 128,068
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2016   1.430           1.549                 773,980
                                                                           2015   1.468           1.430                 747,469
                                                                           2014   1.406           1.468                 673,954
                                                                           2013   1.092           1.406                 588,824
                                                                           2012   0.941           1.092                 444,050
                                                                           2011   1.093           0.941                 373,843
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *............... 2016   1.806           2.357                 735,261
                                                                           2015   1.921           1.806                 797,506
                                                                           2014   1.900           1.921                 983,753
                                                                           2013   1.443           1.900               1,025,730
                                                                           2012   1.231           1.443               1,230,951
                                                                           2011   1.360           1.231               1,680,695
                                                                           2010   1.141           1.360               1,755,586
                                                                           2009   0.908           1.141               1,622,276
                                                                           2008   1.302           0.908               1,412,540
                                                                           2007   1.416           1.302               1,323,664
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *......... 2016   1.540           1.517                 193,263
                                                                           2015   1.577           1.540                 220,259
                                                                           2014   1.705           1.577                 215,676
                                                                           2013   1.438           1.705                 251,790
                                                                           2012   1.240           1.438                 297,984
                                                                           2011   1.397           1.240                 407,878
                                                                           2010   1.262           1.397                 374,668
                                                                           2009   0.965           1.262                 416,642
                                                                           2008   1.684           0.965                 451,543
                                                                           2007   1.593           1.684                 505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................. 2013   2.650           2.881                      --
                                                                           2012   2.525           2.650                 429,948
                                                                           2011   2.677           2.525                 527,129
                                                                           2010   2.185           2.677                 496,271
                                                                           2009   1.603           2.185                 514,501
                                                                           2008   2.518           1.603                 445,991
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)........... 2016   1.438           1.309                  41,904
                                                                           2015   1.524           1.438                  48,597
                                                                           2014   1.517           1.524                  61,464
                                                                           2013   1.098           1.517                  59,753
                                                                           2012   1.011           1.098                  66,561
                                                                           2011   1.093           1.011                 100,028
                                                                           2010   0.832           1.093                 108,020
                                                                           2009   0.532           0.832                  61,048
                                                                           2008   0.953           0.532                  30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........ 2012   0.917           1.034                      --
                                                                           2011   0.932           0.917                 321,699
                                                                           2010   0.855           0.932                 279,044
                                                                           2009   0.597           0.855                 248,181
                                                                           2008   1.059           0.597                 348,272
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............. 2016   1.576           1.574                 393,731
                                                                           2015   1.522           1.576                 424,889
                                                                           2014   1.495           1.522                 469,644
                                                                           2013   1.180           1.495                 470,321
                                                                           2012   0.977           1.180                 504,363
                                                                           2011   1.071           0.977                 485,285
                                                                           2010   0.927           1.071                 547,136
                                                                           2009   0.665           0.927                 523,869
                                                                           2008   1.122           0.665                 733,293
                                                                           2007   1.060           1.122                 925,817

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 2016   1.387
                                                                            2015   1.437
                                                                            2014   1.401
                                                                            2013   1.549
                                                                            2012   1.425
                                                                            2011   1.286
                                                                            2010   1.198
                                                                            2009   1.018
                                                                            2008   1.133
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2016   2.073
                                                                            2015   2.085
                                                                            2014   2.014
                                                                            2013   2.065
                                                                            2012   1.901
                                                                            2011   1.854
                                                                            2010   1.724
                                                                            2009   1.537
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2016   2.446
                                                                            2015   2.459
                                                                            2014   2.225
                                                                            2013   1.682
                                                                            2012   1.530
                                                                            2011   1.613
                                                                            2010   1.396
                                                                            2009   1.134
                                                                            2008   1.698
                                                                            2007   1.627
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2016   2.763
                                                                            2015   2.816
                                                                            2014   2.709
                                                                            2013   2.684
                                                                            2012   2.419
                                                                            2011   2.348
                                                                            2010   2.106
                                                                            2009   1.592
                                                                            2008   1.794
                                                                            2007   1.692
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2016   9.040
                                                                            2015   9.432
                                                                            2014   8.377
                                                                            2013   6.299
                                                                            2012   5.372
                                                                            2011   5.630
                                                                            2010   4.840
                                                                            2009   4.113
                                                                            2008   6.150
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016   1.829
                                                                            2015   1.906
                                                                            2014   1.735
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   2.000
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016   2.419
                                                                            2015   2.427
                                                                            2014   2.308
                                                                            2013   2.377
                                                                            2012   2.302
                                                                            2011   2.154
                                                                            2010   2.043
                                                                            2009   1.954
                                                                            2008   1.855
                                                                            2007   1.828



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)...........  1.450                269,458
                                                                             1.387                296,375
                                                                             1.437                410,673
                                                                             1.401                691,395
                                                                             1.549              1,037,515
                                                                             1.425                694,688
                                                                             1.286                707,526
                                                                             1.198                654,510
                                                                             1.018                879,320
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................  2.114              1,853,166
                                                                             2.073              2,200,401
                                                                             2.085              2,489,243
                                                                             2.014              3,186,971
                                                                             2.065              5,255,625
                                                                             1.901              6,897,380
                                                                             1.854              5,348,047
                                                                             1.724              2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06).............................  2.468                     --
                                                                             2.446                 83,934
                                                                             2.459                 86,199
                                                                             2.225                 91,623
                                                                             1.682                 99,137
                                                                             1.530                106,516
                                                                             1.613                181,948
                                                                             1.396                208,590
                                                                             1.134                161,779
                                                                             1.698                167,853
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................  2.841                     --
                                                                             2.763                332,598
                                                                             2.816                349,804
                                                                             2.709                433,932
                                                                             2.684                538,851
                                                                             2.419                684,209
                                                                             2.348                714,453
                                                                             2.106                586,022
                                                                             1.592                323,848
                                                                             1.794                190,481
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 10.418                     --
                                                                             9.040                     --
                                                                             9.432                     --
                                                                             8.377                     --
                                                                             6.299                     --
                                                                             5.372                     --
                                                                             5.630                     --
                                                                             4.840                     --
                                                                             4.113                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............  2.110                558,745
                                                                             1.829                609,593
                                                                             1.906                689,721
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)..........  1.830                     --
 MetLife Investment International Stock Subaccount (Class I) (10/96).......  2.159                     --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96).......  1.521                     --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96).......  1.916                     --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *..........  2.461                541,982
                                                                             2.419                401,761
                                                                             2.427                448,783
                                                                             2.308                466,638
                                                                             2.377                564,487
                                                                             2.302              1,164,754
                                                                             2.154                924,433
                                                                             2.043                841,340
                                                                             1.954                809,872
                                                                             1.855                799,904

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2016   2.136           2.190                 269,328
                                                                         2015   2.136           2.136                 304,036
                                                                         2014   2.007           2.136                 341,183
                                                                         2013   2.035           2.007                 343,249
                                                                         2012   1.903           2.035                 615,261
                                                                         2011   1.797           1.903                 860,094
                                                                         2010   1.669           1.797                 701,280
                                                                         2009   1.534           1.669                 385,373
                                                                         2008   1.597           1.534                 367,198
                                                                         2007   1.512           1.597                 361,988
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   2.064           2.054                 616,893
                                                                         2015   1.954           2.064                 608,204
                                                                         2014   1.805           1.954                 679,444
                                                                         2013   1.353           1.805                 705,131
                                                                         2012   1.190           1.353               1,020,932
                                                                         2011   1.315           1.190               1,624,034
                                                                         2010   1.104           1.315               1,335,805
                                                                         2009   0.871           1.104                 807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)......... 2009   2.238           2.335                      --
                                                                         2008   3.441           2.238                      --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.811           2.126                 700,024
                                                                         2015   1.942           1.811                 719,088
                                                                         2014   1.781           1.942                 706,653
                                                                         2013   1.360           1.781                 726,311
                                                                         2012   1.200           1.360                 686,276
                                                                         2011   1.183           1.200                 622,195
                                                                         2010   1.093           1.183                 577,571
                                                                         2009   0.990           1.093                 553,093
                                                                         2008   1.443           0.990                  57,091
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........ 2016   1.369           1.364                      --
                                                                         2015   1.377           1.369                      --
                                                                         2014   1.386           1.377                      --
                                                                         2013   1.394           1.386                      --
                                                                         2012   1.402           1.394                      --
                                                                         2011   1.411           1.402                      --
                                                                         2010   1.416           1.411                      --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *......... 2009   0.655           0.650                      --
                                                                         2008   1.102           0.655                  97,511
                                                                         2007   1.156           1.102                  96,900
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.810           0.848                      --
                                                                         2008   1.476           0.810                 820,592
                                                                         2007   1.429           1.476                 886,897
 MSF FI Value Leaders Subaccount (Class D) (4/08)....................... 2013   1.589           1.754                      --
                                                                         2012   1.382           1.589                 761,482
                                                                         2011   1.483           1.382               1,141,787
                                                                         2010   1.304           1.483               1,118,553
                                                                         2009   1.078           1.304                 912,029
                                                                         2008   1.647           1.078                 832,281
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   2.372           2.483                  49,373
                                                                         2015   2.322           2.372                  48,871
                                                                         2014   2.103           2.322                  60,994
                                                                         2013   1.595           2.103                  60,383
                                                                         2012   1.447           1.595                  58,097
                                                                         2011   1.503           1.447                  55,452
                                                                         2010   1.313           1.503                  78,418
                                                                         2009   0.885           1.313                  87,510
                                                                         2008   1.641           0.885                 166,185
                                                                         2007   1.371           1.641                 185,965
 MSF Jennison Growth Subaccount (Class A) (4/12)........................ 2016   1.625           1.618                 387,406
                                                                         2015   1.475           1.625                 383,624
                                                                         2014   1.361           1.475                 397,809
                                                                         2013   0.999           1.361                 385,728
                                                                         2012   1.030           0.999                 384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2012   0.909           1.044                      --
                                                                         2011   0.913           0.909                  44,597
                                                                         2010   0.825           0.913                  46,826
                                                                         2009   0.595           0.825                  91,416
                                                                         2008   0.892           0.595                  88,279

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2016   2.778
                                                                                 2015   2.725
                                                                                 2014   2.479
                                                                                 2013   2.068
                                                                                 2012   1.852
                                                                                 2011   1.795
                                                                                 2010   1.647
                                                                                 2009   1.412
                                                                                 2008   1.889
                                                                                 2007   1.862
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.956
                                                                                 2015   1.921
                                                                                 2014   1.747
                                                                                 2013   1.314
                                                                                 2012   1.172
                                                                                 2011   1.228
                                                                                 2010   1.103
                                                                                 2009   0.841
                                                                                 2008   1.353
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011   1.008
                                                                                 2010   0.877
                                                                                 2009   0.671
                                                                                 2008   1.133
                                                                                 2007   1.104
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016   1.466
                                                                                 2015   1.484
                                                                                 2014   1.429
                                                                                 2013   1.378
                                                                                 2012   1.270
                                                                                 2011   1.237
                                                                                 2010   1.131
                                                                                 2009   0.944
                                                                                 2008   1.109
                                                                                 2007   1.057
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).................... 2016   1.497
                                                                                 2015   1.523
                                                                                 2014   1.460
                                                                                 2013   1.324
                                                                                 2012   1.195
                                                                                 2011   1.190
                                                                                 2010   1.073
                                                                                 2009   0.873
                                                                                 2008   1.120
                                                                                 2007   1.075
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).................... 2016   1.508
                                                                                 2015   1.537
                                                                                 2014   1.472
                                                                                 2013   1.255
                                                                                 2012   1.115
                                                                                 2011   1.137
                                                                                 2010   1.011
                                                                                 2009   0.804
                                                                                 2008   1.133
                                                                                 2007   1.092
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).................... 2016   1.498
                                                                                 2015   1.533
                                                                                 2014   1.466
                                                                                 2013   1.186
                                                                                 2012   1.034
                                                                                 2011   1.081
                                                                                 2010   0.948
                                                                                 2009   0.739
                                                                                 2008   1.146
                                                                                 2007   1.110



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2.955                 460,254
                                                                                 2.778                 491,931
                                                                                 2.725                 664,581
                                                                                 2.479                 689,360
                                                                                 2.068                 768,061
                                                                                 1.852               1,093,351
                                                                                 1.795               1,182,794
                                                                                 1.647               1,273,020
                                                                                 1.412                  37,614
                                                                                 1.889                  37,628
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2.087                 338,636
                                                                                 1.956                 229,898
                                                                                 1.921                 235,621
                                                                                 1.747                 234,518
                                                                                 1.314                 289,203
                                                                                 1.172                 370,706
                                                                                 1.228                 380,539
                                                                                 1.103                 368,495
                                                                                 0.841                 324,641
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 1.096                      --
                                                                                 1.008                 652,513
                                                                                 0.877                 452,347
                                                                                 0.671                 353,152
                                                                                 1.133                 184,278
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 1.523                 294,020
                                                                                 1.466                 203,426
                                                                                 1.484                 201,594
                                                                                 1.429                 317,837
                                                                                 1.378                 276,080
                                                                                 1.270                 105,207
                                                                                 1.237                 335,414
                                                                                 1.131                 230,078
                                                                                 0.944                 159,419
                                                                                 1.109                 116,509
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).................... 1.579                 765,577
                                                                                 1.497                 830,517
                                                                                 1.523                 958,163
                                                                                 1.460                 749,425
                                                                                 1.324                 668,656
                                                                                 1.195                 569,123
                                                                                 1.190                 943,691
                                                                                 1.073                 647,874
                                                                                 0.873                 554,788
                                                                                 1.120                 379,547
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).................... 1.606               3,361,704
                                                                                 1.508               2,975,685
                                                                                 1.537               3,448,618
                                                                                 1.472               3,018,608
                                                                                 1.255               2,473,745
                                                                                 1.115               2,288,618
                                                                                 1.137               2,752,499
                                                                                 1.011               1,815,955
                                                                                 0.804               1,607,447
                                                                                 1.133               1,362,538
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).................... 1.610               1,131,968
                                                                                 1.498               1,062,186
                                                                                 1.533               1,956,235
                                                                                 1.466               1,779,260
                                                                                 1.186               1,409,873
                                                                                 1.034               1,205,580
                                                                                 1.081               2,750,499
                                                                                 0.948               2,516,836
                                                                                 0.739               2,123,002
                                                                                 1.146               2,019,152

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2016   3.603           4.000               1,475,281
                                                                        2015   3.582           3.603               1,954,690
                                                                        2014   3.178           3.582               1,910,202
                                                                        2013   2.421           3.178               1,961,035
                                                                        2012   2.104           2.421               2,205,793
                                                                        2011   2.078           2.104               2,985,130
                                                                        2010   1.820           2.078               3,205,205
                                                                        2009   1.450           1.820               3,424,479
                                                                        2008   2.319           1.450               1,173,180
                                                                        2007   2.323           2.319               1,244,922
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2016   3.302           3.577               1,503,019
                                                                        2015   3.333           3.302               1,714,226
                                                                        2014   3.093           3.333               2,027,678
                                                                        2013   2.620           3.093               2,105,540
                                                                        2012   2.367           2.620               2,321,778
                                                                        2011   2.330           2.367               2,608,318
                                                                        2010   2.133           2.330               2,877,524
                                                                        2009   1.813           2.133               2,873,547
                                                                        2008   2.348           1.813               2,878,662
                                                                        2007   2.268           2.348               3,607,412
 MSF MFS(R) Value Subaccount (Class A) (4/06).......................... 2016   2.356           2.679                 446,326
                                                                        2015   2.374           2.356                 520,093
                                                                        2014   2.155           2.374                 570,200
                                                                        2013   1.597           2.155                 611,594
                                                                        2012   1.378           1.597                 260,281
                                                                        2011   1.374           1.378                 426,155
                                                                        2010   1.241           1.374                 269,028
                                                                        2009   1.033           1.241                 316,110
                                                                        2008   1.540           1.033                 335,922
                                                                        2007   1.440           1.540                 377,227
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *................. 2016   1.920           1.935                 500,420
                                                                        2015   1.953           1.920                 521,717
                                                                        2014   2.091           1.953                 576,044
                                                                        2013   1.726           2.091                 653,976
                                                                        2012   1.467           1.726                 763,665
                                                                        2011   1.687           1.467               1,017,526
                                                                        2010   1.569           1.687               1,053,491
                                                                        2009   1.226           1.569               1,082,312
                                                                        2008   2.130           1.226               1,077,589
                                                                        2007   2.180           2.130               1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.626           4.277                 224,509
                                                                        2015   3.626           3.626                 257,611
                                                                        2014   3.648           3.626                 331,083
                                                                        2013   2.901           3.648                 367,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *.............. 2016   3.000           3.617                 458,909
                                                                        2015   3.153           3.000                 480,214
                                                                        2014   3.020           3.153                 559,236
                                                                        2013   2.192           3.020                 556,896
                                                                        2012   1.896           2.192                 589,600
                                                                        2011   1.989           1.896                 746,055
                                                                        2010   1.576           1.989                 809,535
                                                                        2009   1.258           1.576                 769,787
                                                                        2008   1.904           1.258                 692,763
                                                                        2007   1.958           1.904                 673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2016   2.950           2.977                  14,588
                                                                        2015   2.686           2.950                   8,460
                                                                        2014   2.483           2.686                  35,043
                                                                        2013   1.800           2.483                  35,410
                                                                        2012   1.526           1.800                  19,728
                                                                        2011   1.556           1.526                  17,174
                                                                        2010   1.341           1.556                   6,522
                                                                        2009   0.943           1.341                   2,051
                                                                        2008   1.535           0.943                  18,997

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016    3.588
                                                                                   2015    3.523
                                                                                   2014    3.323
                                                                                   2013    2.319
                                                                                   2012    2.013
                                                                                   2011    1.996
                                                                                   2010    1.491
                                                                                   2009    1.082
                                                                                   2008    1.635
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007    2.290
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 2016   37.500
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016    2.252
                                                                                   2015    2.249
                                                                                   2014    2.197
                                                                                   2013    2.224
                                                                                   2012    2.161
                                                                                   2011    2.057
                                                                                   2010    1.953
                                                                                   2009    1.880
                                                                                   2008    1.896
                                                                                   2007    1.825
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009    1.479
                                                                                   2008    1.420
                                                                                   2007    1.313
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008    1.027
                                                                                   2007    0.936
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007    1.474
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007    2.058
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96).................... 2016    2.823
                                                                                   2015    2.890
                                                                                   2014    2.660
                                                                                   2013    2.254
                                                                                   2012    2.048
                                                                                   2011    2.061
                                                                                   2010    1.849
                                                                                   2009    1.514
                                                                                   2008    2.036
                                                                                   2007    1.847
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 2009    0.593
                                                                                   2008    1.048
                                                                                   2007    0.938



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...................  3.976                543,161
                                                                                    3.588                519,224
                                                                                    3.523                524,796
                                                                                    3.323                574,025
                                                                                    2.319                518,324
                                                                                    2.013                661,884
                                                                                    1.996                600,423
                                                                                    1.491                593,019
                                                                                    1.082                683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).........  2.385                     --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 39.140                 25,845
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *.......  2.270                183,167
                                                                                    2.252                185,112
                                                                                    2.249                204,776
                                                                                    2.197                208,259
                                                                                    2.224                246,951
                                                                                    2.161                286,013
                                                                                    2.057                313,579
                                                                                    1.953                374,483
                                                                                    1.880                442,793
                                                                                    1.896                351,999
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)..................  1.533                     --
                                                                                    1.479              1,631,914
                                                                                    1.420                783,061
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)..........................  0.956                     --
                                                                                    1.027                 75,092
 Putnam VT International Equity Subaccount (Class IB) (5/01)......................  1.601                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)...........................  2.205                     --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)....................  2.981                114,374
                                                                                    2.823                110,429
                                                                                    2.890                118,649
                                                                                    2.660                114,854
                                                                                    2.254                112,453
                                                                                    2.048                111,826
                                                                                    2.061                110,723
                                                                                    1.849                123,343
                                                                                    1.514                 78,316
                                                                                    2.036                130,963
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)...........................  0.610                     --
                                                                                    0.593                  3,421
                                                                                    1.048                  3,421





                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.063           2.175                    --
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.082           1.160                    --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.887           0.847                    --
                                                                       2007   0.771           0.887                70,008

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................ 2016   2.336
                                                                                      2015   2.213
                                                                                      2014   2.192
                                                                                      2013   1.719
                                                                                      2012   1.421
                                                                                      2011   1.580
                                                                                      2010   1.432
                                                                                      2009   1.020
                                                                                      2008   1.611
 American Funds Growth Subaccount (Class 2) (4/08)................................... 2016   2.140
                                                                                      2015   2.029
                                                                                      2014   1.894
                                                                                      2013   1.475
                                                                                      2012   1.268
                                                                                      2011   1.342
                                                                                      2010   1.145
                                                                                      2009   0.832
                                                                                      2008   1.438
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................ 2016   1.881
                                                                                      2015   1.878
                                                                                      2014   1.720
                                                                                      2013   1.305
                                                                                      2012   1.126
                                                                                      2011   1.162
                                                                                      2010   1.056
                                                                                      2009   0.815
                                                                                      2008   1.272
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)............................. 2007   2.918
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.324
                                                                                      2007   1.253
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.615
                                                                                      2007   1.839
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (10/96)....................... 2007   1.657
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2016   2.417
                                                                                      2015   2.438
                                                                                      2014   2.212
                                                                                      2013   1.711
                                                                                      2012   1.493
                                                                                      2011   1.556
                                                                                      2010   1.348
                                                                                      2009   1.008
                                                                                      2008   1.782
                                                                                      2007   1.539
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.082
                                                                                      2015   2.088
                                                                                      2014   1.912
                                                                                      2013   1.401
                                                                                      2012   1.161
                                                                                      2011   1.210
                                                                                      2010   1.039
                                                                                      2009   0.775
                                                                                      2008   1.339
                                                                                      2007   1.271
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2016   2.711
                                                                                      2015   2.860
                                                                                      2014   2.665
                                                                                      2013   2.107
                                                                                      2012   1.820
                                                                                      2011   1.826
                                                                                      2010   1.606
                                                                                      2009   1.250
                                                                                      2008   2.208
                                                                                      2007   2.203
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.056
                                                                                      2007   1.641



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................ 2.320                 111,127
                                                                                      2.336                 101,062
                                                                                      2.213                  97,114
                                                                                      2.192                  82,883
                                                                                      1.719                  84,267
                                                                                      1.421                  85,429
                                                                                      1.580                  65,853
                                                                                      1.432                  54,642
                                                                                      1.020                  45,655
 American Funds Growth Subaccount (Class 2) (4/08)................................... 2.313                 112,209
                                                                                      2.140                 101,658
                                                                                      2.029                 125,940
                                                                                      1.894                 116,128
                                                                                      1.475                 109,157
                                                                                      1.268                 129,610
                                                                                      1.342                 109,771
                                                                                      1.145                  77,057
                                                                                      0.832                  55,973
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................ 2.071                 124,962
                                                                                      1.881                 117,749
                                                                                      1.878                 116,301
                                                                                      1.720                 151,662
                                                                                      1.305                 155,654
                                                                                      1.126                 162,036
                                                                                      1.162                 152,334
                                                                                      1.056                 118,071
                                                                                      0.815                  97,515
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)............................. 3.060                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.269                      --
                                                                                      1.324                 363,261
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.526                      --
                                                                                      1.615                 164,568
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (10/96)....................... 1.736                      --
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2.570                  65,639
                                                                                      2.417                  60,688
                                                                                      2.438                  76,230
                                                                                      2.212                 130,147
                                                                                      1.711                 120,704
                                                                                      1.493                 133,212
                                                                                      1.556                 209,389
                                                                                      1.348                 214,758
                                                                                      1.008                 282,048
                                                                                      1.782                 288,948
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.110                      --
                                                                                      2.082                      --
                                                                                      2.088                      --
                                                                                      1.912                  31,531
                                                                                      1.401                  28,213
                                                                                      1.161                  48,406
                                                                                      1.210                  24,596
                                                                                      1.039                  19,451
                                                                                      0.775                  15,185
                                                                                      1.339                  15,556
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 3.158                 168,948
                                                                                      2.711                 186,398
                                                                                      2.860                 316,804
                                                                                      2.665                 349,880
                                                                                      2.107                 323,093
                                                                                      1.820                 505,375
                                                                                      1.826                 903,638
                                                                                      1.606               1,021,111
                                                                                      1.250               1,027,207
                                                                                      2.208               1,083,001
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 1.889                      --
                                                                                      2.056                 952,149

                      GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)................. 2016   1.683
                                                                              2015   1.770
                                                                              2014   1.772
                                                                              2013   1.695
                                                                              2012   1.503
                                                                              2011   1.464
                                                                              2010   1.303
                                                                              2009   0.917
                                                                              2008   1.238
                                                                              2007   1.220
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   3.196
                                                                              2015   3.291
                                                                              2014   3.144
                                                                              2013   2.345
                                                                              2012   2.074
                                                                              2011   2.356
                                                                              2010   1.857
                                                                              2009   1.346
                                                                              2008   2.258
                                                                              2007   1.983
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2016   1.494
                                                                              2015   1.882
                                                                              2014   2.082
                                                                              2013   2.129
                                                                              2012   1.906
                                                                              2011   2.295
                                                                              2010   1.977
                                                                              2009   1.160
                                                                              2008   2.486
                                                                              2007   1.956
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2016   1.476
                                                                              2015   1.599
                                                                              2014   1.823
                                                                              2013   1.502
                                                                              2012   1.287
                                                                              2011   1.459
                                                                              2010   1.363
                                                                              2009   1.008
                                                                              2008   1.712
                                                                              2007   1.503
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)....... 2007   2.372
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)................... 2016   2.084
                                                                              2015   2.035
                                                                              2014   1.837
                                                                              2013   1.409
                                                                              2012   1.220
                                                                              2011   1.257
                                                                              2010   1.015
                                                                              2009   0.712
                                                                              2008   1.284
                                                                              2007   1.069
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).............. 2016   1.102
                                                                              2015   1.146
                                                                              2014   1.083
                                                                              2013   0.856
                                                                              2012   0.724
                                                                              2011   0.853
                                                                              2010   0.748
                                                                              2009   0.551
                                                                              2008   1.012
                                                                              2007   0.938



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)................. 1.904                  6,384
                                                                              1.683                  5,846
                                                                              1.770                 55,114
                                                                              1.772                 55,277
                                                                              1.695                 52,953
                                                                              1.503                 58,445
                                                                              1.464                 68,416
                                                                              1.303                 64,998
                                                                              0.917                 77,680
                                                                              1.238                 98,762
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 3.531                 29,304
                                                                              3.196                 36,523
                                                                              3.291                 59,800
                                                                              3.144                124,953
                                                                              2.345                121,079
                                                                              2.074                126,174
                                                                              2.356                184,734
                                                                              1.857                181,117
                                                                              1.346                162,285
                                                                              2.258                151,413
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 1.732                 38,505
                                                                              1.494                 34,417
                                                                              1.882                 31,296
                                                                              2.082                 24,901
                                                                              2.129                 22,903
                                                                              1.906                 54,704
                                                                              2.295                 53,879
                                                                              1.977                 50,596
                                                                              1.160                 49,087
                                                                              2.486                 53,670
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 1.561                 37,118
                                                                              1.476                 32,334
                                                                              1.599                 29,110
                                                                              1.823                 33,373
                                                                              1.502                 29,663
                                                                              1.287                 86,855
                                                                              1.459                 90,670
                                                                              1.363                 78,947
                                                                              1.008                 74,098
                                                                              1.712                 54,244
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)....... 2.513                     --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)................... 2.306                 14,744
                                                                              2.084                 14,744
                                                                              2.035                  9,423
                                                                              1.837                 62,612
                                                                              1.409                 58,358
                                                                              1.220                 64,934
                                                                              1.257                 92,750
                                                                              1.015                 97,000
                                                                              0.712                142,443
                                                                              1.284                129,806
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).............. 1.108                 12,137
                                                                              1.102                 11,696
                                                                              1.146                 24,244
                                                                              1.083                 57,991
                                                                              0.856                 49,144
                                                                              0.724                 48,590
                                                                              0.853                 61,176
                                                                              0.748                107,849
                                                                              0.551                148,854
                                                                              1.012                118,666

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.064
                                                                                  2015   2.128
                                                                                  2014   1.791
                                                                                  2013   1.228
                                                                                  2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074
                                                                                  2007   1.072
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.573
                                                                                  2013   1.205
                                                                                  2012   1.062
                                                                                  2011   1.147
                                                                                  2010   0.997
                                                                                  2009   0.781
                                                                                  2008   1.247
                                                                                  2007   1.299
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   1.976
                                                                                  2015   2.092
                                                                                  2014   1.865
                                                                                  2013   1.500
                                                                                  2012   1.331
                                                                                  2011   1.250
                                                                                  2010   1.128
                                                                                  2009   0.930
                                                                                  2008   1.449
                                                                                  2007   1.440
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2016   2.923
                                                                                  2015   2.698
                                                                                  2014   2.397
                                                                                  2013   1.762
                                                                                  2012   1.483
                                                                                  2011   1.512
                                                                                  2010   1.395
                                                                                  2009   0.993
                                                                                  2008   1.604
                                                                                  2007   1.543
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.700
                                                                                  2015   2.816
                                                                                  2014   2.554
                                                                                  2013   1.954
                                                                                  2012   1.700
                                                                                  2011   1.641
                                                                                  2010   1.518
                                                                                  2009   1.235
                                                                                  2008   1.944
                                                                                  2007   1.896
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2016   2.212
                                                                                  2015   2.344
                                                                                  2014   2.281
                                                                                  2013   1.572
                                                                                  2012   1.333
                                                                                  2011   1.332
                                                                                  2010   1.078
                                                                                  2009   0.765
                                                                                  2008   1.307
                                                                                  2007   1.204
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)......................................................................... 2011   1.028
                                                                                  2010   1.004
                                                                                  2009   0.791
                                                                                  2008   1.415
                                                                                  2007   1.349



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.062                 22,258
                                                                                  2.064                 22,258
                                                                                  2.128                 22,258
                                                                                  1.791                131,465
                                                                                  1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021
                                                                                  1.074                100,609
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.582                     --
                                                                                  1.573                235,882
                                                                                  1.205                233,310
                                                                                  1.062                238,079
                                                                                  1.147                226,004
                                                                                  0.997                249,234
                                                                                  0.781                254,177
                                                                                  1.247                268,175
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.243                  6,643
                                                                                  1.976                  6,643
                                                                                  2.092                  6,643
                                                                                  1.865                121,088
                                                                                  1.500                 92,498
                                                                                  1.331                116,186
                                                                                  1.250                 39,025
                                                                                  1.128                 42,471
                                                                                  0.930                 39,244
                                                                                  1.449                 46,869
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 3.099                 22,518
                                                                                  2.923                 21,388
                                                                                  2.698                 39,700
                                                                                  2.397                 61,057
                                                                                  1.762                 59,038
                                                                                  1.483                 62,707
                                                                                  1.512                 81,645
                                                                                  1.395                 96,714
                                                                                  0.993                 92,139
                                                                                  1.604                 91,748
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 3.011                 78,947
                                                                                  2.700                 90,079
                                                                                  2.816                 96,892
                                                                                  2.554                122,768
                                                                                  1.954                109,620
                                                                                  1.700                121,660
                                                                                  1.641                147,142
                                                                                  1.518                151,067
                                                                                  1.235                157,063
                                                                                  1.944                176,465
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2.310                  3,775
                                                                                  2.212                  3,630
                                                                                  2.344                  3,592
                                                                                  2.281                 49,415
                                                                                  1.572                 40,878
                                                                                  1.333                 38,525
                                                                                  1.332                 39,688
                                                                                  1.078                 68,765
                                                                                  0.765                 58,207
                                                                                  1.307                 70,682
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)......................................................................... 1.107                     --
                                                                                  1.028                120,547
                                                                                  1.004                117,401
                                                                                  0.791                116,334
                                                                                  1.415                108,407

                      GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................ 2016   2.284
                                                                               2015   2.286
                                                                               2014   2.324
                                                                               2013   2.156
                                                                               2012   1.853
                                                                               2011   1.833
                                                                               2010   1.592
                                                                               2009   1.009
                                                                               2008   1.460
                                                                               2007   1.474
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.008
                                                                               2010   0.935
                                                                               2009   0.807
                                                                               2008   1.037
                                                                               2007   1.036
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 2010   1.293
                                                                               2009   1.307
                                                                               2008   1.291
                                                                               2007   1.247
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................. 2007   2.106
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................. 2007   1.780
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   2.445
                                                                               2007   2.335
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *...................... 2016   2.240
                                                                               2015   2.355
                                                                               2014   2.304
                                                                               2013   2.124
                                                                               2012   1.841
                                                                               2011   1.817
                                                                               2010   1.584
                                                                               2009   1.089
                                                                               2008   1.454
                                                                               2007   1.490
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2016   1.186
                                                                               2015   1.216
                                                                               2014   1.084
                                                                               2013   1.058
                                                                               2012   0.849
                                                                               2011   0.908
                                                                               2010   0.791
                                                                               2009   0.593
                                                                               2008   1.028
                                                                               2007   1.223
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   3.552
                                                                               2013   2.787
                                                                               2012   2.299
                                                                               2011   2.513
                                                                               2010   2.321
                                                                               2009   1.642
                                                                               2008   2.861
                                                                               2007   2.221
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2016   3.952
                                                                               2015   4.162
                                                                               2014   3.691
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)............... 2016   1.461
                                                                               2015   1.542
                                                                               2014   1.313
                                                                               2013   0.913
                                                                               2012   0.779
                                                                               2011   0.763
                                                                               2010   0.625
                                                                               2009   0.476
                                                                               2008   0.755



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................ 2.357                      --
                                                                               2.284                   7,745
                                                                               2.286                   7,380
                                                                               2.324                  40,612
                                                                               2.156                  30,343
                                                                               1.853                  28,211
                                                                               1.833                  28,165
                                                                               1.592                  28,625
                                                                               1.009                  25,296
                                                                               1.460                  34,413
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 0.997                      --
                                                                               1.008                      --
                                                                               0.935                      --
                                                                               0.807                      --
                                                                               1.037                      --
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 1.288                      --
                                                                               1.293                 797,136
                                                                               1.307                 721,587
                                                                               1.291                 475,987
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................. 2.212                      --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................. 1.873                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2.359                      --
                                                                               2.445                  85,888
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *...................... 2.529                  19,423
                                                                               2.240                  19,018
                                                                               2.355                 101,084
                                                                               2.304                 148,930
                                                                               2.124                 148,831
                                                                               1.841                 152,276
                                                                               1.817                 184,386
                                                                               1.584                 185,304
                                                                               1.089                 181,264
                                                                               1.454                 178,313
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 1.184                  50,866
                                                                               1.186                  48,429
                                                                               1.216                  52,895
                                                                               1.084                 178,324
                                                                               1.058                 165,001
                                                                               0.849                 214,722
                                                                               0.908                 263,805
                                                                               0.791                 243,514
                                                                               0.593                 248,206
                                                                               1.028                 213,355
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 3.702                      --
                                                                               3.552                 625,958
                                                                               2.787                 699,447
                                                                               2.299                 859,758
                                                                               2.513               1,131,047
                                                                               2.321               1,277,230
                                                                               1.642               1,430,148
                                                                               2.861               1,471,307
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 4.017                 232,340
                                                                               3.952                 262,286
                                                                               4.162                 562,003
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)............... 1.481                  62,327
                                                                               1.461                  57,086
                                                                               1.542                  55,333
                                                                               1.313                  42,409
                                                                               0.913                  20,207
                                                                               0.779                  22,183
                                                                               0.763                   6,496
                                                                               0.625                   3,644
                                                                               0.476                      --

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.289
                                                                                     2015   1.316
                                                                                     2014   1.257
                                                                                     2013   1.074
                                                                                     2012   0.959
                                                                                     2011   0.992
                                                                                     2010   0.896
                                                                                     2009   0.702
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.293
                                                                                     2015   1.320
                                                                                     2014   1.257
                                                                                     2013   1.017
                                                                                     2012   0.888
                                                                                     2011   0.944
                                                                                     2010   0.843
                                                                                     2009   0.637
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.265
                                                                                     2015   1.291
                                                                                     2014   1.233
                                                                                     2013   1.100
                                                                                     2012   1.006
                                                                                     2011   1.017
                                                                                     2010   0.937
                                                                                     2009   0.770
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)...................... 2016   2.327
                                                                                     2015   2.464
                                                                                     2014   2.642
                                                                                     2013   2.046
                                                                                     2012   1.601
                                                                                     2011   1.886
                                                                                     2010   1.637
                                                                                     2009   1.067
                                                                                     2008   1.716
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)............................. 2016   1.719
                                                                                     2015   1.913
                                                                                     2014   1.767
                                                                                     2013   1.374
                                                                                     2012   1.214
                                                                                     2011   1.277
                                                                                     2010   1.030
                                                                                     2009   0.825
                                                                                     2008   1.251
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08).......................... 2016   2.140
                                                                                     2015   2.200
                                                                                     2014   2.060
                                                                                     2013   1.485
                                                                                     2012   1.270
                                                                                     2011   1.297
                                                                                     2010   1.039
                                                                                     2009   0.784
                                                                                     2008   1.207
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08).......................... 2016   1.511
                                                                                     2015   1.650
                                                                                     2014   1.597
                                                                                     2013   1.214
                                                                                     2012   1.064
                                                                                     2011   1.199
                                                                                     2010   1.016
                                                                                     2009   0.798
                                                                                     2008   1.074
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   1.563
                                                                                     2008   2.118
                                                                                     2007   2.018
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 2011   0.671
                                                                                     2010   0.634
                                                                                     2009   0.465
                                                                                     2008   0.890



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.372                266,191
                                                                                     1.289                243,056
                                                                                     1.316                439,681
                                                                                     1.257                384,231
                                                                                     1.074                 41,987
                                                                                     0.959                 25,097
                                                                                     0.992                 75,423
                                                                                     0.896                 66,385
                                                                                     0.702                     --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.390                456,515
                                                                                     1.293                426,225
                                                                                     1.320                562,728
                                                                                     1.257                531,216
                                                                                     1.017                 45,760
                                                                                     0.888                 28,125
                                                                                     0.944                 43,396
                                                                                     0.843                 24,672
                                                                                     0.637                  3,272
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.336                283,010
                                                                                     1.265                258,131
                                                                                     1.291                272,172
                                                                                     1.233                271,055
                                                                                     1.100                 39,818
                                                                                     1.006                 32,628
                                                                                     1.017                 26,388
                                                                                     0.937                 15,010
                                                                                     0.770                    145
 MIST Harris Oakmark International Subaccount (Class A) (4/08)...................... 2.490                     --
                                                                                     2.327                     --
                                                                                     2.464                     --
                                                                                     2.642                     --
                                                                                     2.046                     --
                                                                                     1.601                     --
                                                                                     1.886                     --
                                                                                     1.637                     --
                                                                                     1.067                     --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)............................. 1.959                  1,028
                                                                                     1.719                    265
                                                                                     1.913                  3,716
                                                                                     1.767                 34,761
                                                                                     1.374                 21,182
                                                                                     1.214                 16,045
                                                                                     1.277                 12,960
                                                                                     1.030                  5,966
                                                                                     0.825                  3,087
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08).......................... 2.361                    840
                                                                                     2.140                    287
                                                                                     2.200                    358
                                                                                     2.060                  4,802
                                                                                     1.485                  4,547
                                                                                     1.270                  3,694
                                                                                     1.297                  4,360
                                                                                     1.039                  3,637
                                                                                     0.784                  5,046
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08).......................... 1.951                 11,034
                                                                                     1.511                 10,975
                                                                                     1.650                 15,348
                                                                                     1.597                 14,271
                                                                                     1.214                 11,860
                                                                                     1.064                 12,151
                                                                                     1.199                 12,115
                                                                                     1.016                 10,625
                                                                                     0.798                 10,544
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 1.548                     --
                                                                                     1.563                328,174
                                                                                     2.118                315,159
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 0.714                     --
                                                                                     0.671                  2,362
                                                                                     0.634                  2,277
                                                                                     0.465                     --

                      GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 2016   4.074
                                                                              2015   4.067
                                                                              2014   3.972
                                                                              2013   3.429
                                                                              2012   2.963
                                                                              2011   3.040
                                                                              2010   2.516
                                                                              2009   1.808
                                                                              2008   3.007
                                                                              2007   2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.532
                                                                              2015   2.614
                                                                              2014   2.519
                                                                              2013   2.359
                                                                              2012   2.112
                                                                              2011   2.041
                                                                              2010   1.827
                                                                              2009   1.350
                                                                              2008   1.676
                                                                              2007   1.589
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.425
                                                                              2015   2.846
                                                                              2014   3.074
                                                                              2013   3.272
                                                                              2012   2.783
                                                                              2011   3.456
                                                                              2010   2.824
                                                                              2009   1.691
                                                                              2008   3.840
                                                                              2007   3.041
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.617
                                                                              2008   1.090
                                                                              2007   0.987
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.365
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.970
                                                                              2015   1.911
                                                                              2014   1.704
                                                                              2013   1.287
                                                                              2012   1.148
                                                                              2011   1.161
                                                                              2010   1.045
                                                                              2009   0.888
                                                                              2008   1.435
                                                                              2007   1.421
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.334
                                                                              2015   1.379
                                                                              2014   1.330
                                                                              2013   1.040
                                                                              2012   0.903
                                                                              2011   1.053
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *.................. 2016   1.665
                                                                              2015   1.783
                                                                              2014   1.776
                                                                              2013   1.358
                                                                              2012   1.166
                                                                              2011   1.298
                                                                              2010   1.097
                                                                              2009   0.879
                                                                              2008   1.269
                                                                              2007   1.387
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 2016   1.390
                                                                              2015   1.433
                                                                              2014   1.560
                                                                              2013   1.325
                                                                              2012   1.151
                                                                              2011   1.306
                                                                              2010   1.187
                                                                              2009   0.914
                                                                              2008   1.607
                                                                              2007   1.527



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 4.223                218,205
                                                                              4.074                220,059
                                                                              4.067                253,869
                                                                              3.972                271,724
                                                                              3.429                315,831
                                                                              2.963                406,829
                                                                              3.040                494,426
                                                                              2.516                570,598
                                                                              1.808                617,505
                                                                              3.007                680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2.611                     --
                                                                              2.532                  9,018
                                                                              2.614                  9,018
                                                                              2.519                  9,018
                                                                              2.359                  7,210
                                                                              2.112                  8,728
                                                                              2.041                 15,352
                                                                              1.827                 12,783
                                                                              1.350                 14,697
                                                                              1.676                  9,769
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2.677                  4,532
                                                                              2.425                  3,952
                                                                              2.846                  8,913
                                                                              3.074                 25,381
                                                                              3.272                 13,368
                                                                              2.783                 11,908
                                                                              3.456                 15,231
                                                                              2.824                 12,933
                                                                              1.691                 17,589
                                                                              3.840                 17,944
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.587                     --
                                                                              0.617                 30,150
                                                                              1.090                 32,511
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.433                     --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.106                     --
                                                                              1.970                     --
                                                                              1.911                     --
                                                                              1.704                 31,757
                                                                              1.287                 25,085
                                                                              1.148                 31,214
                                                                              1.161                 28,934
                                                                              1.045                 26,056
                                                                              0.888                 23,421
                                                                              1.435                 19,575
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 1.435                 43,537
                                                                              1.334                 37,107
                                                                              1.379                126,505
                                                                              1.330                265,628
                                                                              1.040                258,006
                                                                              0.903                254,455
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *.................. 2.157                 42,274
                                                                              1.665                 40,396
                                                                              1.783                 54,498
                                                                              1.776                117,899
                                                                              1.358                113,154
                                                                              1.166                133,300
                                                                              1.298                151,085
                                                                              1.097                143,498
                                                                              0.879                185,616
                                                                              1.269                152,474
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 1.360                 17,220
                                                                              1.390                 17,152
                                                                              1.433                 25,798
                                                                              1.560                 64,389
                                                                              1.325                 72,131
                                                                              1.151                 84,500
                                                                              1.306                 67,115
                                                                              1.187                 76,705
                                                                              0.914                 85,883
                                                                              1.607                 55,930

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.398           2.601                      --
                                                                          2012   2.301           2.398                  75,156
                                                                          2011   2.457           2.301                  75,624
                                                                          2010   2.019           2.457                  83,337
                                                                          2009   1.492           2.019                 100,690
                                                                          2008   2.354           1.492                 100,242
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2016   1.298           1.173                   7,289
                                                                          2015   1.385           1.298                   7,289
                                                                          2014   1.389           1.385                   9,903
                                                                          2013   1.012           1.389                  51,655
                                                                          2012   0.938           1.012                  40,501
                                                                          2011   1.021           0.938                  46,266
                                                                          2010   0.783           1.021                  45,006
                                                                          2009   0.504           0.783                  43,628
                                                                          2008   0.907           0.504                  36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.850           0.956                      --
                                                                          2011   0.870           0.850               1,216,956
                                                                          2010   0.803           0.870               1,393,892
                                                                          2009   0.565           0.803               1,500,889
                                                                          2008   1.007           0.565               1,805,287
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2016   1.473           1.461                 290,593
                                                                          2015   1.432           1.473                 316,633
                                                                          2014   1.417           1.432                 500,027
                                                                          2013   1.126           1.417                 501,373
                                                                          2012   0.939           1.126                 549,562
                                                                          2011   1.037           0.939                 730,186
                                                                          2010   0.904           1.037               1,097,209
                                                                          2009   0.652           0.904               1,526,194
                                                                          2008   1.108           0.652               1,630,843
                                                                          2007   1.055           1.108               1,593,176
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2016   1.291           1.340                      31
                                                                          2015   1.347           1.291                      31
                                                                          2014   1.323           1.347                   8,113
                                                                          2013   1.472           1.323                   9,209
                                                                          2012   1.364           1.472                   5,411
                                                                          2011   1.240           1.364                   1,650
                                                                          2010   1.163           1.240                   8,354
                                                                          2009   0.995           1.163                   2,466
                                                                          2008   1.112           0.995                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.871           1.895                  74,772
                                                                          2015   1.895           1.871                  70,555
                                                                          2014   1.843           1.895                  73,990
                                                                          2013   1.903           1.843                 294,287
                                                                          2012   1.765           1.903                 342,357
                                                                          2011   1.733           1.765                 380,614
                                                                          2010   1.623           1.733                 382,898
                                                                          2009   1.453           1.623                 327,323
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.138           2.152                      --
                                                                          2015   2.164           2.138                  22,419
                                                                          2014   1.972           2.164                  20,553
                                                                          2013   1.502           1.972                 162,487
                                                                          2012   1.376           1.502                 158,327
                                                                          2011   1.460           1.376                 168,628
                                                                          2010   1.273           1.460                 164,021
                                                                          2009   1.041           1.273                 157,246
                                                                          2008   1.570           1.041                  69,902
                                                                          2007   1.515           1.570                  65,572
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.415           2.478                      --
                                                                          2015   2.479           2.415                  18,363
                                                                          2014   2.401           2.479                  36,394
                                                                          2013   2.395           2.401                  83,835
                                                                          2012   2.174           2.395                  51,624
                                                                          2011   2.125           2.174                  59,778
                                                                          2010   1.920           2.125                  74,688
                                                                          2009   1.461           1.920                  93,983
                                                                          2008   1.658           1.461                  92,649
                                                                          2007   1.576           1.658                  85,230

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2016   7.234
                                                                            2015   7.234
                                                                            2014   7.078
                                                                            2013   5.360
                                                                            2012   4.603
                                                                            2011   4.858
                                                                            2010   4.206
                                                                            2009   3.599
                                                                            2008   5.407
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016   1.650
                                                                            2015   1.732
                                                                            2014   1.585
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.641
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.862
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.348
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.775
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016   2.114
                                                                            2015   2.136
                                                                            2014   2.046
                                                                            2013   2.122
                                                                            2012   2.069
                                                                            2011   1.949
                                                                            2010   1.862
                                                                            2009   1.794
                                                                            2008   1.715
                                                                            2007   1.691
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016   1.880
                                                                            2015   1.893
                                                                            2014   1.791
                                                                            2013   1.828
                                                                            2012   1.723
                                                                            2011   1.638
                                                                            2010   1.531
                                                                            2009   1.417
                                                                            2008   1.487
                                                                            2007   1.417
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2016   1.814
                                                                            2015   1.729
                                                                            2014   1.609
                                                                            2013   1.214
                                                                            2012   1.076
                                                                            2011   1.197
                                                                            2010   1.012
                                                                            2009   0.802
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.027
                                                                            2008   3.130
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2016   1.646
                                                                            2015   1.777
                                                                            2014   1.641
                                                                            2013   1.262
                                                                            2012   1.122
                                                                            2011   1.114
                                                                            2010   1.036
                                                                            2009   0.945
                                                                            2008   1.384
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........... 2016   1.196
                                                                            2015   1.212
                                                                            2014   1.228
                                                                            2013   1.244
                                                                            2012   1.260
                                                                            2011   1.277
                                                                            2010   1.288
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.643
                                                                            2008   1.089
                                                                            2007   1.148



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 7.234                      --
                                                                            7.234                      --
                                                                            7.234                      --
                                                                            7.078                      --
                                                                            5.360                      --
                                                                            4.603                      --
                                                                            4.858                      --
                                                                            4.206                      --
                                                                            3.599                      --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 1.890                  42,951
                                                                            1.650                  44,509
                                                                            1.732                  49,576
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.693                      --
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 1.998                      --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.408                      --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.773                      --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2.136                   8,348
                                                                            2.114                   7,456
                                                                            2.136                  58,663
                                                                            2.046                 103,637
                                                                            2.122                  97,107
                                                                            2.069                  94,698
                                                                            1.949                  87,113
                                                                            1.862                  74,362
                                                                            1.794                  61,878
                                                                            1.715                  70,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 1.913                  48,424
                                                                            1.880                  65,715
                                                                            1.893                 124,919
                                                                            1.791                 157,458
                                                                            1.828                 149,848
                                                                            1.723                 172,061
                                                                            1.638                 200,641
                                                                            1.531                 276,815
                                                                            1.417                 253,364
                                                                            1.487                 280,087
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 1.792                 110,271
                                                                            1.814                 122,351
                                                                            1.729                 229,542
                                                                            1.609                 470,785
                                                                            1.214                 484,756
                                                                            1.076                 511,043
                                                                            1.197                 522,827
                                                                            1.012                 568,871
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2.110                      --
                                                                            2.027                      --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 1.918                      --
                                                                            1.646                      --
                                                                            1.777                   4,093
                                                                            1.641                  10,872
                                                                            1.262                   3,983
                                                                            1.122                   2,090
                                                                            1.114                      --
                                                                            1.036                      --
                                                                            0.945                      --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........... 1.183                 852,047
                                                                            1.196                 893,905
                                                                            1.212                 318,124
                                                                            1.228                 802,403
                                                                            1.244               2,023,451
                                                                            1.260                 343,240
                                                                            1.277                 587,116
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 0.636                      --
                                                                            0.643                 128,473
                                                                            1.089                 109,318

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.747
                                                                                 2008   1.372
                                                                                 2007   1.337
 MSF FI Value Leaders Subaccount (Class D) (4/08)............................... 2013   1.426
                                                                                 2012   1.249
                                                                                 2011   1.350
                                                                                 2010   1.195
                                                                                 2009   0.995
                                                                                 2008   1.527
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.102
                                                                                 2015   2.072
                                                                                 2014   1.890
                                                                                 2013   1.444
                                                                                 2012   1.319
                                                                                 2011   1.380
                                                                                 2010   1.213
                                                                                 2009   0.824
                                                                                 2008   1.538
                                                                                 2007   1.294
 MSF Jennison Growth Subaccount (Class A) (4/12)................................ 2016   1.464
                                                                                 2015   1.339
                                                                                 2014   1.244
                                                                                 2013   0.919
                                                                                 2012   0.950
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   0.844
                                                                                 2011   0.853
                                                                                 2010   0.776
                                                                                 2009   0.563
                                                                                 2008   0.849
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2016   2.428
                                                                                 2015   2.398
                                                                                 2014   2.197
                                                                                 2013   1.846
                                                                                 2012   1.664
                                                                                 2011   1.624
                                                                                 2010   1.501
                                                                                 2009   1.296
                                                                                 2008   1.746
                                                                                 2007   1.729
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.731
                                                                                 2015   1.712
                                                                                 2014   1.568
                                                                                 2013   1.188
                                                                                 2012   1.067
                                                                                 2011   1.126
                                                                                 2010   1.019
                                                                                 2009   0.782
                                                                                 2008   1.264
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011   0.974
                                                                                 2010   0.853
                                                                                 2009   0.657
                                                                                 2008   1.118
                                                                                 2007   1.097
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016   1.368
                                                                                 2015   1.394
                                                                                 2014   1.352
                                                                                 2013   1.313
                                                                                 2012   1.219
                                                                                 2011   1.196
                                                                                 2010   1.101
                                                                                 2009   0.925
                                                                                 2008   1.095
                                                                                 2007   1.051



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.781                      --
                                                                                 0.747                 588,245
                                                                                 1.372                 544,538
 MSF FI Value Leaders Subaccount (Class D) (4/08)............................... 1.571                      --
                                                                                 1.426                 246,063
                                                                                 1.249                 226,609
                                                                                 1.350                 223,988
                                                                                 1.195                 194,083
                                                                                 0.995                 198,176
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2.184                   9,873
                                                                                 2.102                   9,516
                                                                                 2.072                  53,161
                                                                                 1.890                 184,222
                                                                                 1.444                 211,548
                                                                                 1.319                 198,483
                                                                                 1.380                 213,606
                                                                                 1.213                 209,357
                                                                                 0.824                 214,108
                                                                                 1.538                 197,240
 MSF Jennison Growth Subaccount (Class A) (4/12)................................ 1.447                 381,101
                                                                                 1.464                 384,929
                                                                                 1.339                 988,466
                                                                                 1.244               1,020,172
                                                                                 0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 0.962                      --
                                                                                 0.844                  39,416
                                                                                 0.853                  59,441
                                                                                 0.776                  59,653
                                                                                 0.563                  65,120
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2.564                 153,777
                                                                                 2.428                 157,515
                                                                                 2.398                 273,645
                                                                                 2.197                 355,932
                                                                                 1.846                 430,541
                                                                                 1.664                 459,023
                                                                                 1.624                 573,368
                                                                                 1.501                 739,755
                                                                                 1.296                 355,777
                                                                                 1.746                 349,898
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 1.834                  93,930
                                                                                 1.731                  62,785
                                                                                 1.712                 209,348
                                                                                 1.568                 454,461
                                                                                 1.188                 443,884
                                                                                 1.067                 410,888
                                                                                 1.126                 423,913
                                                                                 1.019                 417,916
                                                                                 0.782                 408,659
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 1.057                      --
                                                                                 0.974                 297,464
                                                                                 0.853                 235,664
                                                                                 0.657                 230,643
                                                                                 1.118                 182,529
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 1.411                  13,036
                                                                                 1.368                  12,493
                                                                                 1.394                 317,331
                                                                                 1.352                 400,895
                                                                                 1.313                 487,443
                                                                                 1.219                 416,019
                                                                                 1.196                 351,068
                                                                                 1.101                 332,614
                                                                                 0.925                  59,992
                                                                                 1.095                  36,688

                                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........ 2016   1.397           1.463                  55,340
                                                                     2015   1.431           1.397                  52,798
                                                                     2014   1.382           1.431                  43,908
                                                                     2013   1.262           1.382                 498,423
                                                                     2012   1.147           1.262                 476,914
                                                                     2011   1.150           1.147                 313,840
                                                                     2010   1.044           1.150                 265,434
                                                                     2009   0.856           1.044                 142,450
                                                                     2008   1.105           0.856                 102,061
                                                                     2007   1.069           1.105                  71,310
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........ 2016   1.407           1.488                 137,533
                                                                     2015   1.444           1.407                 195,829
                                                                     2014   1.393           1.444                 393,374
                                                                     2013   1.196           1.393               1,759,331
                                                                     2012   1.070           1.196               1,496,215
                                                                     2011   1.099           1.070               1,453,446
                                                                     2010   0.984           1.099               2,025,755
                                                                     2009   0.788           0.984               1,525,132
                                                                     2008   1.118           0.788                 853,929
                                                                     2007   1.086           1.118                 518,236
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........ 2016   1.398           1.492                  22,182
                                                                     2015   1.441           1.398                  27,144
                                                                     2014   1.387           1.441                  60,968
                                                                     2013   1.130           1.387                 352,449
                                                                     2012   0.992           1.130                 253,815
                                                                     2011   1.045           0.992                 221,593
                                                                     2010   0.923           1.045                 195,363
                                                                     2009   0.724           0.923                 128,468
                                                                     2008   1.131           0.724                  88,977
                                                                     2007   1.103           1.131                  49,754
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............. 2016   3.149           3.471                 224,898
                                                                     2015   3.152           3.149                 254,756
                                                                     2014   2.817           3.152                 678,934
                                                                     2013   2.161           2.817                 771,828
                                                                     2012   1.891           2.161                 735,441
                                                                     2011   1.881           1.891                 891,119
                                                                     2010   1.659           1.881               1,554,435
                                                                     2009   1.331           1.659               1,822,506
                                                                     2008   2.144           1.331               1,837,935
                                                                     2007   2.157           2.144               1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................ 2016   2.886           3.104                 154,716
                                                                     2015   2.934           2.886                 178,276
                                                                     2014   2.741           2.934                 254,576
                                                                     2013   2.339           2.741                 592,698
                                                                     2012   2.128           2.339                 604,644
                                                                     2011   2.109           2.128                 664,709
                                                                     2010   1.945           2.109                 769,355
                                                                     2009   1.665           1.945                 804,617
                                                                     2008   2.171           1.665                 837,337
                                                                     2007   2.111           2.171                 807,111
 MSF MFS(R) Value Subaccount (Class A) (4/06)....................... 2016   2.171           2.452                  53,541
                                                                     2015   2.203           2.171                  64,739
                                                                     2014   2.014           2.203                  94,730
                                                                     2013   1.503           2.014                 247,754
                                                                     2012   1.306           1.503                   2,442
                                                                     2011   1.312           1.306                  15,183
                                                                     2010   1.193           1.312                  15,688
                                                                     2009   1.000           1.193                   2,671
                                                                     2008   1.501           1.000                   2,953
                                                                     2007   1.413           1.501                   2,337
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.............. 2016   1.678           1.679                  14,891
                                                                     2015   1.719           1.678                  14,452
                                                                     2014   1.853           1.719                  34,314
                                                                     2013   1.540           1.853                  49,477
                                                                     2012   1.319           1.540                  51,778
                                                                     2011   1.527           1.319                  54,300
                                                                     2010   1.430           1.527                  66,861
                                                                     2009   1.126           1.430                  69,826
                                                                     2008   1.969           1.126                  58,762
                                                                     2007   2.017           1.969                  53,552

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016    3.212
                                                                                   2015    3.236
                                                                                   2014    3.278
                                                                                   2013    2.619
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2016    2.622
                                                                                   2015    2.775
                                                                                   2014    2.676
                                                                                   2013    1.957
                                                                                   2012    1.704
                                                                                   2011    1.800
                                                                                   2010    1.437
                                                                                   2009    1.155
                                                                                   2008    1.760
                                                                                   2007    1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2016    2.616
                                                                                   2015    2.398
                                                                                   2014    2.233
                                                                                   2013    1.630
                                                                                   2012    1.392
                                                                                   2011    1.429
                                                                                   2010    1.240
                                                                                   2009    0.878
                                                                                   2008    1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016    3.179
                                                                                   2015    3.143
                                                                                   2014    2.986
                                                                                   2013    2.098
                                                                                   2012    1.834
                                                                                   2011    1.831
                                                                                   2010    1.378
                                                                                   2009    1.007
                                                                                   2008    1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007    2.132
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 2016   32.257
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016    1.968
                                                                                   2015    1.979
                                                                                   2014    1.948
                                                                                   2013    1.985
                                                                                   2012    1.942
                                                                                   2011    1.862
                                                                                   2010    1.780
                                                                                   2009    1.726
                                                                                   2008    1.752
                                                                                   2007    1.699
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009    1.401
                                                                                   2008    1.355
                                                                                   2007    1.262
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008    0.980
                                                                                   2007    0.900
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007    1.417
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007    1.978
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96).................... 2016    2.467
                                                                                   2015    2.543
                                                                                   2014    2.357
                                                                                   2013    2.012
                                                                                   2012    1.841
                                                                                   2011    1.865
                                                                                   2010    1.685
                                                                                   2009    1.390
                                                                                   2008    1.882
                                                                                   2007    1.720



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).........................  3.763                 1,507
                                                                                    3.212                 1,507
                                                                                    3.236                37,033
                                                                                    3.278                72,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *.........................  3.139                43,771
                                                                                    2.622                42,551
                                                                                    2.775                67,244
                                                                                    2.676                69,787
                                                                                    1.957                66,734
                                                                                    1.704                76,687
                                                                                    1.800               102,370
                                                                                    1.437               120,346
                                                                                    1.155               118,331
                                                                                    1.760               114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)...................  2.622                   767
                                                                                    2.616                    --
                                                                                    2.398                 2,058
                                                                                    2.233                33,363
                                                                                    1.630                24,842
                                                                                    1.392                17,990
                                                                                    1.429                15,781
                                                                                    1.240                11,048
                                                                                    0.878                    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...................  3.498                49,882
                                                                                    3.179                52,390
                                                                                    3.143                65,616
                                                                                    2.986               149,571
                                                                                    2.098               143,990
                                                                                    1.834               157,641
                                                                                    1.831               176,999
                                                                                    1.378               163,816
                                                                                    1.007               171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).........  2.216                    --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 33.513                 1,967
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *.......  1.971                38,890
                                                                                    1.968                37,136
                                                                                    1.979               184,771
                                                                                    1.948               195,372
                                                                                    1.985               200,692
                                                                                    1.942               205,750
                                                                                    1.862               212,057
                                                                                    1.780               238,592
                                                                                    1.726               250,086
                                                                                    1.752               244,047
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)..................  1.449                    --
                                                                                    1.401               260,317
                                                                                    1.355               131,730
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)..........................  0.910                    --
                                                                                    0.980                24,709
 Putnam VT International Equity Subaccount (Class IB) (5/01)......................  1.535                    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)...........................  2.114                    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)....................  2.587                 5,501
                                                                                    2.467                57,560
                                                                                    2.543               272,852
                                                                                    2.357               315,666
                                                                                    2.012               314,990
                                                                                    1.841               319,925
                                                                                    1.865               659,896
                                                                                    1.685               680,013
                                                                                    1.390               679,310
                                                                                    1.882               769,082

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.562           0.577                    --
                                                                2008   1.000           0.562                34,977
                                                                2007   0.901           1.000                48,019


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

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


                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed:



                       FORMER NAME                                                NEW NAME
--------------------------------------------------------- -------------------------------------------------------
MET INVESTORS SERIES TRUST                                BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio --        Brighthouse/Aberdeen Emerging Markets Equity
  Class A                                                 Portfolio-- Class A
 Met/Wellington Large Cap Research Portfolio -- Class E   Brighthouse/Wellington Large Cap Research Portfolio --
                                                          Class E
 MetLife Asset Allocation 100 Portfolio - Class B         Brighthouse Asset Allocation 100 Portfolio - Class B
 MetLife Small Cap Value Portfolio - Class B              Brighthouse Small Cap Value Portfolio - Class B
METROPOLITAN SERIES FUND                                  BRIGHTHOUSE FUNDS TRUST II
 Barclays Aggregate Bond Index Portfolio -- Class A       MetLife Aggregate Bond Index Portfolio -- Class A
 Met/Wellington Balanced Portfolio -- Class A             Brighthouse/Wellington Balanced Portfolio -- Class A
 Met/Wellington Core Equity Opportunities Portfolio --    Brighthouse/Wellington Core Equity Opportunities
  Class A                                                 Portfolio -- Class A
 MetLife Asset Allocation 20 Portfolio - Class B          Brighthouse Asset Allocation 20 Portfolio - Class B
 MetLife Asset Allocation 40 Portfolio - Class B          Brighthouse Asset Allocation 40 Portfolio - Class B
 MetLife Asset Allocation 60 Portfolio - Class B          Brighthouse Asset Allocation 60 Portfolio - Class B
 MetLife Asset Allocation 80 Portfolio - Class B          Brighthouse Asset Allocation 80 Portfolio - Class B
 MSCI EAFE(R) Index Portfolio - Class A                   MetLife MSCI EAFE(R) Index Portfolio - Class A
 Russell 2000(R) Index Portfolio - Class A                MetLife Russell 2000(R) Index Portfolio - Class A

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


                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES



            SERIES FUND/TRUST                    PORTFOLIO/SERIES                     MARKETING NAME
----------------------------------------- ------------------------------ ----------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Enterprise Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio                      Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio        Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio          Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio


                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value


Advertisement of the Separate Account


Taxes

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.



Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 15

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS



The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.


   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Ultra-Short Term Bond Portfolio

   o   Fidelity(R) VIP High Income Portfolio


   o   MetLife Aggregate Bond Index Portfolio


   o   Western Asset Core Plus VIT Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management Strategic Bond Opportunities Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                   APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                          GOLD TRACK SELECT PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by Brighthouse Life Insurance Company (the "Company", "Our", "Us" or "We"). The Contract is available for use in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and non-qualified deferred compensation Plans. The Company no longer actively offers the Contract to new purchasers.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through Brighthouse Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I

     American Funds(R) Balanced Allocation Portfolio -- Class C
     American Funds(R) Growth Allocation Portfolio -- Class C
     American Funds(R) Moderate Allocation Portfolio -- Class C
     BlackRock High Yield Portfolio -- Class A

     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Small Cap Value Portfolio -- Class A
     MetLife Multi-Index Targeted Risk Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pyramis(R) Managed Risk Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Frontier Mid Cap Growth Portfolio -- Class D

     Jennison Growth Portfolio -- Class A

     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife Mid Cap Stock Index Portfolio -- Class G
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A

     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F

     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2040 Portfolio
     Freedom 2050 Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2017

We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266

, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See
                            Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED: MAY 1, 2017

                               TABLE OF CONTENTS






                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   13
The Annuity Contract and Your Retirement Plan................   13
  403(b) Plan Terminations...................................   13
  Other Plan Terminations....................................   14
The Annuity Contract.........................................   14
  Contract Owner Inquiries...................................   15
  Allocated Contracts........................................   15
  Unallocated Contracts......................................   15
  Purchase Payments..........................................   15
  Purchase Payments ---- Section 403(b) Plans................   16
  Accumulation Units.........................................   16
  Valuation of Assets........................................   16
  The Funding Options........................................   16
  Underlying Funds Which Are Fund of Funds...................   23
Charges And Deductions.......................................   24
  General....................................................   24
  Surrender Charge...........................................   25
  Free Withdrawal Allowance..................................   26
  Mortality and Expense Risk Charge..........................   26
  Funding Option Expenses....................................   26
  Variable Liquidity Benefit Charge..........................   26
  Administrative Charge......................................   26
  TPA Administrative Charges.................................   27
  Premium Tax................................................   27
  Income Taxes...............................................   27
  Changes in Taxes Based upon Premium or Value...............   27
  Account Reduction Loan Fees................................   27
Transfers....................................................   27
  Restrictions on Transfers..................................   28
  Dollar Cost Averaging......................................   30
Access to Your Money.........................................   31
  Systematic Withdrawals.....................................   31
  Account Reduction Loans....................................   31
Ownership Provisions.........................................   32
  Types of Ownership.........................................   32
  Contract Owner.............................................   32
  Beneficiary................................................   32
  Abandoned Property Requirements............................   32
  Annuitant..................................................   32
Death Benefit................................................   32
  Death Benefit Proceeds Prior to the Maturity Date..........   33
  Payment of Proceeds........................................   33
  Death Proceeds after the Maturity Date.....................   34
The Annuity Period...........................................   34


                                                              PAGE
                                                              -----
  Maturity Date..............................................   34
  Allocation of Annuity......................................   34
  Variable Annuity...........................................   34
  Fixed Annuity..............................................   35
  Election of Options........................................   35
  Retired Life Certificate...................................   35
  Allocation of Contract Value During the Annuity Period.....   35
  Annuity Options............................................   36
  Variable Liquidity Benefit.................................   37
Miscellaneous Contract Provisions............................   37
  Right to Return............................................   37
  Termination of Allocated Contracts.........................   37
  Contract Exchanges.........................................   39
  Suspension of Payments.....................................   39
  Misstatement...............................................   39
  Funding Options............................................   39
  Cybersecurity Risks........................................   39
The Separate Account.........................................   40
  Performance Information....................................   40
Federal Tax Considerations...................................   41
  Qualified Annuity Contracts................................   41
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b)........................................   44
Other Information............................................   46
  The Insurance Company......................................   46
  Financial Statements.......................................   47
  Distribution of the Contracts..............................   47
  Conformity with State and Federal Laws.....................   48
  Voting Rights..............................................   49
  Contract Modification......................................   49
  Postponement of Payment (the "Emergency
    Procedure")..............................................   49
  Restrictions on Financial Transactions.....................   49
  Legal Proceedings..........................................   49
Appendix A: Condensed Financial Information for
  Brighthouse Separate Account Eleven for Variable
  Annuities..................................................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Portfolio Legal And Marketing Names..............  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant....................  E-1
Appendix F: Competing Funds..................................  F-1
Appendix G: Premium Tax Table................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.


CERTIFICATE -- (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.


CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.


COMPANY (WE, US, OUR) -- Brighthouse Life Insurance Company.


COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.


CONTRACT -- for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.


CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges.

CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DCA PROGRAM -- pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract.


INDIVIDUAL ACCOUNT -- an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin (referred to in the prospectus as Maturity Date).

NET INVESTMENT RATE -- Assumed investment return during the Annuity Period for a Variable Annuity.

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403 or 457(b) of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.


PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403 or 457(b) of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Funding Options, "You" means the Participant or Annuitant who is giving Us instructions about the Funding Options. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                           GOLD TRACK SELECT ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by Brighthouse Life Insurance Company is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403 or 457(b) of the Code.) The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, subject to Our underwriting requirements, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements, subject to Our underwriting requirements. Purchase of this Contract through a qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the qualified retirement Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A funding option administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies before the income phase upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the income phase begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information). The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.



CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------


SURRENDER CHARGE:.............................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.........   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE........   $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:............       5%(3)

As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(4)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                           1.30%

(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%


(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Brighthouse Funds Trust I; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Brighthouse Funds Trust II; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Brighthouse Funds Trust I. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio --

   Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B of the Brighthouse Funds Trust I.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.64%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.53%     0.25%          0.03%
 American Funds Growth Fund.......................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.89%       --           0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%          0.03%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................    0.56%       --           0.01%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.56%     0.25%          0.01%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.81%       --              0.81%
 American Funds Growth Fund.......................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund................   --             0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --              1.02%
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.75%       --              0.75%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.68%            1.01%       --              1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.06%            1.10%     0.01%             1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             1.00%     0.06%             0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.74%     0.04%             0.70%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................   --             0.57%     0.02%             0.55%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.82%     0.02%             0.80%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.04%
 Invesco Comstock Portfolio -- Class B..........    0.57%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%          0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --           0.05%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B..........................    0.17%     0.25%          0.01%
 MFS(R) Research International Portfolio --
  Class B.......................................    0.70%     0.25%          0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+.........................    0.65%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.05%
 Pyramis(R) Managed Risk Portfolio --
  Class B.......................................    0.45%     0.25%          0.03%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+......................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.33%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................    0.63%     0.25%          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................    0.35%       --           0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A..........................    0.46%       --           0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A...........    0.60%       --           0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A.......................................    0.25%       --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class G.......................................    0.25%     0.30%          0.05%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A.......................................    0.30%       --           0.08%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.......................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A.......    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F.......    0.56%     0.20%          0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%           0.79%
 Invesco Comstock Portfolio -- Class B..........   --             0.84%     0.02%           0.82%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%           0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%           0.73%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B.......................... 0.22%            0.65%       --            0.65%
 MFS(R) Research International Portfolio --
  Class B.......................................   --             0.99%     0.06%           0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+.........................   --             0.95%     0.01%           0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%           0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%           0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%           0.75%
 Pyramis(R) Managed Risk Portfolio --
  Class B....................................... 0.47%            1.20%     0.10%           1.10%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+......................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.37%       --            0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%           0.63%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................   --             0.91%     0.03%           0.88%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................   --             0.38%     0.02%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.......................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.......................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.......................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A..........................   --             0.55%       --            0.55%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class A...........   --             0.62%     0.08%           0.54%
 MetLife Aggregate Bond Index Portfolio --
  Class A.......................................   --             0.28%     0.01%           0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class G....................................... 0.01%            0.61%       --            0.61%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A....................................... 0.01%            0.39%       --            0.39%
 MetLife Russell 2000(R) Index Portfolio --
  Class A....................................... 0.01%            0.32%       --            0.32%
 MetLife Stock Index Portfolio -- Class A.......   --             0.27%     0.01%           0.26%
 MFS(R) Total Return Portfolio -- Class F.......   --             0.81%       --            0.81%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 MFS(R) Value Portfolio -- Class A.............. 0.70%          --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A....................................... 0.81%          --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.......................... 0.60%        0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.......................... 0.47%        0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............ 0.57%          --           0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.......... 0.47%          --           0.03%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series......... 0.72%          --           0.07%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................ 0.55%        0.25%          0.08%
 Dynamic Capital Appreciation Portfolio+........ 0.55%        0.25%          0.16%
 Freedom 2020 Portfolio.........................   --         0.25%            --
 Freedom 2025 Portfolio.........................   --         0.25%            --
 Freedom 2030 Portfolio.........................   --         0.25%            --
 Freedom 2040 Portfolio.........................   --         0.25%            --
 Freedom 2050 Portfolio.........................   --         0.25%            --
 Mid Cap Portfolio.............................. 0.55%        0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.......... 1.24%        0.25%          0.14%
 Templeton Foreign VIP Fund..................... 0.78%        0.25%          0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio........................... 0.64%        0.25%          0.09%
 Global Research Portfolio+..................... 0.56%        0.25%          0.11%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio+.................................... 0.75%          --           0.05%
 ClearBridge Variable Appreciation
  Portfolio..................................... 0.70%          --           0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio..................................... 0.75%          --           0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio..................................... 0.75%          --           0.11%
 ClearBridge Variable Large Cap Value
  Portfolio+.................................... 0.65%          --           0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio..................................... 0.75%          --           0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio.......... 0.45%          --           0.06%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................. 0.65%          --           0.63%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 MFS(R) Value Portfolio -- Class A..............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A.......................................   --             0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B..........................   --             0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B..........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............ 0.01%            0.61%     0.05%             0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........   --             0.50%     0.01%             0.49%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........   --             0.79%       --              0.79%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio+........   --             0.96%       --              0.96%
 Freedom 2020 Portfolio......................... 0.60%            0.85%       --              0.85%
 Freedom 2025 Portfolio......................... 0.62%            0.87%       --              0.87%
 Freedom 2030 Portfolio......................... 0.66%            0.91%       --              0.91%
 Freedom 2040 Portfolio......................... 0.69%            0.94%       --              0.94%
 Freedom 2050 Portfolio......................... 0.69%            0.94%       --              0.94%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.......... 0.01%            1.64%     0.02%             1.62%
 Templeton Foreign VIP Fund..................... 0.01%            1.08%     0.02%             1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.98%       --              0.98%
 Global Research Portfolio+.....................   --             0.92%       --              0.92%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio+....................................   --             0.80%       --              0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.75%       --              0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................   --             0.82%       --              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.86%     0.06%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio+....................................   --             0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.83%       --              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.51%       --              0.51%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................   --             1.28%     0.39%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE



The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the Funding Option Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


EXAMPLE 1




                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $784    $1,231    $1,753     $3,133     $284      $871    $1,483    $3,133
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $647    $  817    $1,059     $1,727     $147      $457    $  789    $1,727


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS

Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued
Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date(referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate

Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS


A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.


The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.



PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the NYSE is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the NYSE is open. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee

Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate              Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of income and growth of capital, with
                                        a greater emphasis on income.
BlackRock High Yield Portfolio --       Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.             Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                  Subadviser: Wellington Management
                                                                                Company LLP

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                                                           Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                       greater emphasis on growth of             Investment Advisors, LLC
                                       capital.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                           Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
Pyramis(R) Managed Risk Portfolio --   Seeks total return.                       Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: FIAM LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E+                 by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value              Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                        Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                       Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index            Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                  Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                       Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index             Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                Advisors, LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Russell 2000(R) Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value            Seeks capital appreciation.               Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation               Seeks capital appreciation.               Fidelity Management & Research
 Portfolio+                                                                          Company
                                                                                     Subadviser: FMR Co., Inc.
Freedom 2020 Portfolio                     Seeks high total return with a            Fidelity Management & Research
                                           secondary objective of principal          Company
                                           preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                           its target date and beyond.
Freedom 2025 Portfolio                     Seeks high total return with a            Fidelity Management & Research
                                           secondary objective of principal          Company
                                           preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                           its target date and beyond.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Freedom 2030 Portfolio                 Seeks high total return with a          Fidelity Management & Research
                                       secondary objective of principal        Company
                                       preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                       its target date and beyond.
Freedom 2040 Portfolio                 Seeks high total return with a          Fidelity Management & Research
                                       secondary objective of principal        Company
                                       preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                       its target date and beyond.
Freedom 2050 Portfolio                 Seeks high total return with a          Fidelity Management & Research
                                       secondary objective of principal        Company
                                       preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                       its target date and beyond.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio+             Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio+                                                             LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio+                            Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
--------------------------------------- -------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,        Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment     LLC
                                        management and liquidity needs, by     Subadvisers: Western Asset
                                        investing to obtain an average         Management Company; Western
                                        duration within 30% of the average     Asset Management Company
                                        duration of the domestic bond market   Limited; Western Asset Management
                                        as a whole.                            Company Ltd.; Western Asset
                                                                               Management Company Pte Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive       Seeks capital appreciation and         1919 Investment Counsel, LLC
 Balanced Fund                          retention of net investment income.


+     Not available under all Contracts. Availability depends on Contract issue date.


Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Funding Options listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

(a) MetLife Multi-Index Targeted Risk Portfolio

(b) Pyramis(R) Managed Risk Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Funding Options from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in a Funding Options outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Funding Options may offer the potential for higher returns. Please see the Funding Options prospectuses for more information in general, as well as more information about the managed volatility strategy.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS



The following portfolios available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":


Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio

Freedom 2050 Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio

American Funds (R) Balanced Allocation Portfolio
American Funds (R) Growth Allocation Portfolio

American Funds (R) Moderate Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis (R) Managed Risk Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE


We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employee Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.

   o to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

Please refer to "The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE


We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right with 30 days advance written notice to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. We will provide advance written notice if this restriction is subsequently lifted.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio

     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Delaware VIP(R) Small Cap Value Series
     Global Research Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further,

American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.



DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month, 12-Month or 24-Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12-Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the accumulation unit value calculated as of the Maturity Date. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2; (b) no longer employed; (c) deceased; (d) disabled; or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Maturity Date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.


ANNUITANT


The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account; or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract; or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within five years of death. If mandatory distributions have begun, the five year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE



If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.




                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the required minimum distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of required minimum distributions.

If the Contract is issued in New York, on or after April 30, 2007 and prior to January 1, 2014, and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking required minimum distributions are allowed to go beyond the maximum Maturity Date.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity

Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number;

   (b)        the amount to be distributed;

   (c)        the Annuity option which is to be purchased;

   (d)        the date the Annuity option payments are to begin;

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You; and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CONTRACT VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

     (1) the number of Annuity Units represented by each payment; times

     (2) the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option; and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the required minimum distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.


TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007 AND PRIOR TO JANUARY 1, 2014:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and

   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as Contract Owners and their Contracts.

Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.


We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, MetLife, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.



PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or


   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO"); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


   (a)        minimum distribution requirements,

   (b)        financial hardship, or


   (c)        for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted the Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.

Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company ("BLIC") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed Our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.

PLANNED SEPARATION FROM METLIFE, INC.

In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife Inc.'s current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife Inc. expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife, Inc. board of directors, receipt of a favorable IRS ruling and an opinion from MetLife Inc.'s tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife, Inc. currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable Contract. The Company will remain fully responsible for its contractual obligations to variable Contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.



FINANCIAL STATEMENTS


The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Brighthouse Securities") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.

Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Contracts are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts may also be sold through the mail, the Internet or by telephone. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants. There is no front-end sales load deducted from Purchase Payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. Brighthouse Securities pays compensation based upon a `gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment. The gross dealer concession applies each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

We may make payments to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities' management team, advertising expenses, and other expenses of distributing the Contracts. Brighthouse Securities' management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor.

The Company and Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor Brigthhouse's Company's Variable Annuity Contracts. We may also obtain access to an organization's members to market our Variable Annuity Contracts. These organizations are compensated for their sponsorship of our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations including, for example, Metropolitan Life Insurance Company or MetLife Securities, Inc. with whom We were previously affiliated, to perform administrative and enrollment services for us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS



The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
      FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   1.322           1.398                      --
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.089           1.171                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   1.434           1.373                      --
                                                                       2007   1.233           1.434                  33,514
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2016   2.664           2.673               1,695,324
                                                                       2015   2.499           2.664               1,907,992
                                                                       2014   2.450           2.499               2,060,923
                                                                       2013   1.902           2.450               2,728,006
                                                                       2012   1.557           1.902               2,886,059
                                                                       2011   1.714           1.557               2,852,663
                                                                       2010   1.538           1.714               2,724,456
                                                                       2009   1.084           1.538               2,563,147
                                                                       2008   1.765           1.084               2,317,539
                                                                       2007   1.541           1.765               1,422,141
 American Funds Growth Subaccount (Class 2) (5/04).................... 2016   2.495           2.723               2,971,800
                                                                       2015   2.342           2.495               3,272,864
                                                                       2014   2.165           2.342               3,635,427
                                                                       2013   1.669           2.165               4,987,086
                                                                       2012   1.420           1.669               5,517,061
                                                                       2011   1.488           1.420               5,463,701
                                                                       2010   1.257           1.488               5,331,596
                                                                       2009   0.905           1.257               5,040,443
                                                                       2008   1.619           0.905               4,385,050
                                                                       2007   1.446           1.619               2,658,286
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2016   2.133           2.372               1,470,395
                                                                       2015   2.109           2.133               1,572,161
                                                                       2014   1.912           2.109               1,807,344
                                                                       2013   1.437           1.912               2,740,611
                                                                       2012   1.226           1.437               3,057,629
                                                                       2011   1.253           1.226               2,985,433
                                                                       2010   1.128           1.253               2,838,157
                                                                       2009   0.862           1.128               2,658,398
                                                                       2008   1.391           0.862               2,240,317
                                                                       2007   1.328           1.391               1,795,305
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............... 2007   2.051           2.158                      --

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 2016   2.481
                                                                                      2015   2.654
                                                                                      2014   2.514
                                                                                      2013   1.889
                                                                                      2012   1.663
                                                                                      2011   1.691
                                                                                      2010   1.282
                                                                                      2009   0.976
                                                                                      2008   1.395
                                                                                      2007   1.499
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.357
                                                                                      2007   1.270
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.087
                                                                                      2007   1.226
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (11/97)....................... 2007   1.169
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2016   2.508
                                                                                      2015   2.505
                                                                                      2014   2.251
                                                                                      2013   1.724
                                                                                      2012   1.489
                                                                                      2011   1.536
                                                                                      2010   1.318
                                                                                      2009   0.975
                                                                                      2008   1.707
                                                                                      2007   1.460
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2016   2.875
                                                                                      2015   2.854
                                                                                      2014   2.587
                                                                                      2013   1.877
                                                                                      2012   1.540
                                                                                      2011   1.588
                                                                                      2010   1.350
                                                                                      2009   0.997
                                                                                      2008   1.706
                                                                                      2007   1.603
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2016   1.870
                                                                                      2015   1.953
                                                                                      2014   1.801
                                                                                      2013   1.410
                                                                                      2012   1.206
                                                                                      2011   1.198
                                                                                      2010   1.043
                                                                                      2009   0.804
                                                                                      2008   1.405
                                                                                      2007   1.388
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 2016   1.758
                                                                                      2015   1.842
 Fidelity VIP Freedom 2025 Subaccount (5/15)......................................... 2016   1.850
                                                                                      2015   1.946
 Fidelity VIP Freedom 2030 Subaccount (5/15)......................................... 2016   1.829
                                                                                      2015   1.937
 Fidelity VIP Freedom 2040 Subaccount (5/15)......................................... 2016   2.342
                                                                                      2015   2.488
 Fidelity VIP Freedom 2050 Subaccount (5/15)......................................... 2016   2.393
                                                                                      2015   2.543
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   1.560
                                                                                      2007   1.232



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 3.251               1,656,994
                                                                                      2.481               1,775,203
                                                                                      2.654               2,045,181
                                                                                      2.514               2,950,287
                                                                                      1.889               3,154,087
                                                                                      1.663               3,235,759
                                                                                      1.691               3,156,510
                                                                                      1.282               2,999,041
                                                                                      0.976               2,725,428
                                                                                      1.395               2,368,826
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.304                      --
                                                                                      1.357                 191,848
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.031                      --
                                                                                      1.087               2,912,629
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (11/97)....................... 1.229                      --
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2.694               3,744,958
                                                                                      2.508               4,156,214
                                                                                      2.505               4,592,816
                                                                                      2.251               6,244,974
                                                                                      1.724               6,534,121
                                                                                      1.489               6,306,029
                                                                                      1.536               6,059,250
                                                                                      1.318               5,556,240
                                                                                      0.975               5,237,732
                                                                                      1.707               4,778,682
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2.942                  14,507
                                                                                      2.875                  17,894
                                                                                      2.854                  49,067
                                                                                      2.587                 102,890
                                                                                      1.877                 101,694
                                                                                      1.540                 100,954
                                                                                      1.588                  83,216
                                                                                      1.350                  46,484
                                                                                      0.997                  38,637
                                                                                      1.706                  28,812
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2.200                  12,429
                                                                                      1.870                  14,234
                                                                                      1.953                  45,312
                                                                                      1.801                  56,121
                                                                                      1.410                  98,358
                                                                                      1.206                 130,864
                                                                                      1.198                 103,438
                                                                                      1.043              13,588,022
                                                                                      0.804              13,778,552
                                                                                      1.405              14,773,307
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 1.855                      37
                                                                                      1.758                      --
 Fidelity VIP Freedom 2025 Subaccount (5/15)......................................... 1.954                      --
                                                                                      1.850                      --
 Fidelity VIP Freedom 2030 Subaccount (5/15)......................................... 1.940                 150,090
                                                                                      1.829                 150,090
 Fidelity VIP Freedom 2040 Subaccount (5/15)......................................... 2.488                     101
                                                                                      2.342                      --
 Fidelity VIP Freedom 2050 Subaccount (5/15)......................................... 2.542                     196
                                                                                      2.393                      --
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 1.438                      --
                                                                                      1.560              19,414,425

                GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)................. 2016   1.819
                                                                              2015   1.893
                                                                              2014   1.877
                                                                              2013   1.777
                                                                              2012   1.560
                                                                              2011   1.504
                                                                              2010   1.326
                                                                              2009   0.924
                                                                              2008   1.235
                                                                              2007   1.205
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................... 2016   2.780
                                                                              2015   2.834
                                                                              2014   2.681
                                                                              2013   1.979
                                                                              2012   1.733
                                                                              2011   1.949
                                                                              2010   1.521
                                                                              2009   1.092
                                                                              2008   1.813
                                                                              2007   1.576
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2016   1.627
                                                                              2015   2.030
                                                                              2014   2.223
                                                                              2013   2.250
                                                                              2012   1.994
                                                                              2011   2.377
                                                                              2010   2.028
                                                                              2009   1.178
                                                                              2008   2.499
                                                                              2007   1.946
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2016   1.646
                                                                              2015   1.766
                                                                              2014   1.993
                                                                              2013   1.625
                                                                              2012   1.379
                                                                              2011   1.548
                                                                              2010   1.432
                                                                              2009   1.048
                                                                              2008   1.763
                                                                              2007   1.531
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 2007   1.444
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 2016   3.191
                                                                              2015   3.084
                                                                              2014   2.756
                                                                              2013   2.094
                                                                              2012   1.795
                                                                              2011   1.831
                                                                              2010   1.463
                                                                              2009   1.016
                                                                              2008   1.815
                                                                              2007   1.495
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).............. 2016   1.775
                                                                              2015   1.826
                                                                              2014   1.709
                                                                              2013   1.338
                                                                              2012   1.120
                                                                              2011   1.306
                                                                              2010   1.134
                                                                              2009   0.828
                                                                              2008   1.504
                                                                              2007   1.379
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)................... 2007   1.254



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)................. 2.078                      --
                                                                              1.819                      --
                                                                              1.893                      --
                                                                              1.877                      --
                                                                              1.777                      --
                                                                              1.560                      --
                                                                              1.504                      --
                                                                              1.326               1,929,209
                                                                              0.924               1,851,856
                                                                              1.235               1,865,547
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................... 3.102               4,821,365
                                                                              2.780               5,325,454
                                                                              2.834               5,928,623
                                                                              2.681               7,901,009
                                                                              1.979               8,305,073
                                                                              1.733               8,339,810
                                                                              1.949               8,237,681
                                                                              1.521               7,993,670
                                                                              1.092               7,407,254
                                                                              1.813               5,980,366
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 1.905                 210,352
                                                                              1.627                 236,359
                                                                              2.030                 275,901
                                                                              2.223                 385,690
                                                                              2.250                 439,136
                                                                              1.994                 424,056
                                                                              2.377                 399,355
                                                                              2.028                 341,011
                                                                              1.178                 308,192
                                                                              2.499                 204,563
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 1.759                 497,891
                                                                              1.646                 543,107
                                                                              1.766                 640,829
                                                                              1.993                 945,897
                                                                              1.625                 996,289
                                                                              1.379               1,094,936
                                                                              1.548               1,015,476
                                                                              1.432                 932,080
                                                                              1.048                 869,498
                                                                              1.763                 713,223
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 1.535                      --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 3.567                 457,715
                                                                              3.191                 485,921
                                                                              3.084                 533,759
                                                                              2.756                 560,918
                                                                              2.094                 612,915
                                                                              1.795                 606,912
                                                                              1.831                 726,865
                                                                              1.463                 727,333
                                                                              1.016                 741,312
                                                                              1.815                 294,544
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).............. 1.801                 247,540
                                                                              1.775                 283,680
                                                                              1.826                 316,063
                                                                              1.709                 425,658
                                                                              1.338                 416,129
                                                                              1.120                 390,947
                                                                              1.306                 412,847
                                                                              1.134                 385,458
                                                                              0.828                 358,193
                                                                              1.504                 349,164
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)................... 1.341                      --

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.845
                                                                                  2015   2.904
                                                                                  2014   2.419
                                                                                  2013   1.642
                                                                                  2012   1.387
                                                                                  2011   1.358
                                                                                  2010   1.090
                                                                                  2009   0.812
                                                                                  2008   1.367
                                                                                  2007   1.351
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.802
                                                                                  2013   1.368
                                                                                  2012   1.193
                                                                                  2011   1.276
                                                                                  2010   1.097
                                                                                  2009   0.851
                                                                                  2008   1.345
                                                                                  2007   1.333
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2016   2.298
                                                                                  2015   2.268
                                                                                  2014   2.050
                                                                                  2013   1.581
                                                                                  2012   1.368
                                                                                  2011   1.337
                                                                                  2010   1.191
                                                                                  2009   0.978
                                                                                  2008   1.388
                                                                                  2007   1.284
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   1.283
                                                                                  2010   1.150
                                                                                  2009   0.945
                                                                                  2008   1.327
                                                                                  2007   1.250
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   1.892
                                                                                  2015   1.983
                                                                                  2014   1.750
                                                                                  2013   1.394
                                                                                  2012   1.224
                                                                                  2011   1.138
                                                                                  2010   1.017
                                                                                  2009   0.830
                                                                                  2008   1.281
                                                                                  2007   1.264
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2016   2.497
                                                                                  2015   2.281
                                                                                  2014   2.007
                                                                                  2013   1.460
                                                                                  2012   1.217
                                                                                  2011   1.229
                                                                                  2010   1.122
                                                                                  2009   0.790
                                                                                  2008   1.264
                                                                                  2007   1.204
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.130
                                                                                  2015   2.199
                                                                                  2014   1.975
                                                                                  2013   1.496
                                                                                  2012   1.288
                                                                                  2011   1.231
                                                                                  2010   1.128
                                                                                  2009   0.909
                                                                                  2008   1.416
                                                                                  2007   1.367



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.871                 652,786
                                                                                  2.845                 715,302
                                                                                  2.904                 804,996
                                                                                  2.419               1,097,251
                                                                                  1.642               1,071,403
                                                                                  1.387               1,097,469
                                                                                  1.358               1,027,734
                                                                                  1.090                 984,624
                                                                                  0.812                 976,852
                                                                                  1.367               1,041,254
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.819                      --
                                                                                  1.802               1,798,622
                                                                                  1.368               1,889,308
                                                                                  1.193               1,869,530
                                                                                  1.276               1,855,505
                                                                                  1.097               1,786,894
                                                                                  0.851               1,770,695
                                                                                  1.345               1,899,164
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2.514                   3,845
                                                                                  2.298                   1,970
                                                                                  2.268                     485
                                                                                  2.050                     485
                                                                                  1.581                     239
                                                                                  1.368                      --
                                                                                  1.337                      --
                                                                                  1.191                      --
                                                                                  0.978                  10,867
                                                                                  1.388                  13,862
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 1.400                      --
                                                                                  1.283                  17,210
                                                                                  1.150                  13,565
                                                                                  0.945                  10,572
                                                                                  1.327                   9,880
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.169                 141,368
                                                                                  1.892                 139,717
                                                                                  1.983                 149,420
                                                                                  1.750                 162,584
                                                                                  1.394                 179,126
                                                                                  1.224                  73,017
                                                                                  1.138                     403
                                                                                  1.017                     403
                                                                                  0.830                     403
                                                                                  1.281                   5,800
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2.673                  73,232
                                                                                  2.497                  72,850
                                                                                  2.281                  84,114
                                                                                  2.007                 116,186
                                                                                  1.460                 112,626
                                                                                  1.217                 111,959
                                                                                  1.229                 110,712
                                                                                  1.122                 127,423
                                                                                  0.790                  85,876
                                                                                  1.264                  84,831
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2.399                 410,998
                                                                                  2.130                 428,312
                                                                                  2.199                 452,306
                                                                                  1.975                 516,191
                                                                                  1.496                 512,895
                                                                                  1.288                 503,867
                                                                                  1.231                 528,791
                                                                                  1.128               1,469,016
                                                                                  0.909               1,646,790
                                                                                  1.416               1,659,898

                 GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2016   2.857
                                                                                 2015   2.996
                                                                                 2014   2.888
                                                                                 2013   1.970
                                                                                 2012   1.654
                                                                                 2011   1.636
                                                                                 2010   1.311
                                                                                 2009   0.921
                                                                                 2008   1.558
                                                                                 2007   1.421
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.854
                                                                                 2008   1.371
                                                                                 2007   1.310
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 2011   1.295
                                                                                 2010   1.252
                                                                                 2009   0.977
                                                                                 2008   1.731
                                                                                 2007   1.632
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).......................... 2016   2.022
                                                                                 2015   2.004
                                                                                 2014   2.017
                                                                                 2013   1.852
                                                                                 2012   1.576
                                                                                 2011   1.544
                                                                                 2010   1.328
                                                                                 2009   0.833
                                                                                 2008   1.193
                                                                                 2007   1.193
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.075
                                                                                 2010   0.987
                                                                                 2009   0.843
                                                                                 2008   1.073
                                                                                 2007   1.062
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 2010   1.147
                                                                                 2009   1.148
                                                                                 2008   1.122
                                                                                 2007   1.073
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2007   1.338
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 2007   1.228
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 2007   1.368
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 2007   1.425
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)..................... 2007   1.348
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)......................... 2007   1.395
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.427
                                                                                 2007   1.350
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   2.007
                                                                                 2015   2.089
                                                                                 2014   2.024
                                                                                 2013   1.847
                                                                                 2012   1.585
                                                                                 2011   1.549
                                                                                 2010   1.337
                                                                                 2009   0.910
                                                                                 2008   1.203
                                                                                 2007   1.174



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 3.013                 503,615
                                                                                 2.857                 540,312
                                                                                 2.996                 614,744
                                                                                 2.888                 800,895
                                                                                 1.970                 857,162
                                                                                 1.654                 895,676
                                                                                 1.636                 878,024
                                                                                 1.311                 841,665
                                                                                 0.921                 834,719
                                                                                 1.558                 859,761
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 0.835                      --
                                                                                 0.854               1,588,820
                                                                                 1.371               1,383,906
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 1.400                      --
                                                                                 1.295                   6,905
                                                                                 1.252               1,091,272
                                                                                 0.977               1,059,412
                                                                                 1.731               1,185,465
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).......................... 2.108                  20,808
                                                                                 2.022                  20,189
                                                                                 2.004                  43,033
                                                                                 2.017                 104,674
                                                                                 1.852                  93,953
                                                                                 1.576                  75,330
                                                                                 1.544                  73,696
                                                                                 1.328                 608,588
                                                                                 0.833                 228,174
                                                                                 1.193                 300,202
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 1.067                      --
                                                                                 1.075                  23,331
                                                                                 0.987                  21,135
                                                                                 0.843                  33,064
                                                                                 1.073                  22,540
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 1.146                      --
                                                                                 1.147               2,174,244
                                                                                 1.148               3,502,978
                                                                                 1.122               2,110,589
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 1.410                      --
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 1.269                      --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 1.444                      --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 1.527                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)..................... 1.407                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)......................... 1.544                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 1.381                      --
                                                                                 1.427               4,987,929
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2.289                 513,204
                                                                                 2.007                 621,314
                                                                                 2.089                 668,993
                                                                                 2.024               1,048,440
                                                                                 1.847                 989,105
                                                                                 1.585                 937,244
                                                                                 1.549                 816,308
                                                                                 1.337               2,273,463
                                                                                 0.910               1,635,894
                                                                                 1.203               1,630,624

                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2016   1.307
                                                                                     2015   1.327
                                                                                     2014   1.171
                                                                                     2013   1.132
                                                                                     2012   0.899
                                                                                     2011   0.952
                                                                                     2010   0.821
                                                                                     2009   0.609
                                                                                     2008   1.046
                                                                                     2007   1.231
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2014   2.484
                                                                                     2013   1.930
                                                                                     2012   1.576
                                                                                     2011   1.705
                                                                                     2010   1.560
                                                                                     2009   1.092
                                                                                     2008   1.884
                                                                                     2007   1.448
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2016   2.820
                                                                                     2015   2.940
                                                                                     2014   2.590
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2016   1.694
                                                                                     2015   1.770
                                                                                     2014   1.492
                                                                                     2013   1.027
                                                                                     2012   0.868
                                                                                     2011   0.843
                                                                                     2010   0.683
                                                                                     2009   0.515
                                                                                     2008   0.811
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.392
                                                                                     2015   1.407
                                                                                     2014   1.330
                                                                                     2013   1.126
                                                                                     2012   0.995
                                                                                     2011   1.019
                                                                                     2010   0.911
                                                                                     2009   0.707
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.396
                                                                                     2015   1.411
                                                                                     2014   1.330
                                                                                     2013   1.066
                                                                                     2012   0.921
                                                                                     2011   0.969
                                                                                     2010   0.857
                                                                                     2009   0.641
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.366
                                                                                     2015   1.380
                                                                                     2014   1.305
                                                                                     2013   1.153
                                                                                     2012   1.043
                                                                                     2011   1.045
                                                                                     2010   0.953
                                                                                     2009   0.775
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 2016   2.210
                                                                                     2015   2.317
                                                                                     2014   2.459
                                                                                     2013   1.886
                                                                                     2012   1.461
                                                                                     2011   1.704
                                                                                     2010   1.465
                                                                                     2009   0.945
                                                                                     2008   1.599
                                                                                     2007   1.617



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.318               1,200,749
                                                                                     1.307               1,359,246
                                                                                     1.327               1,479,909
                                                                                     1.171               2,122,127
                                                                                     1.132               2,100,849
                                                                                     0.899               1,869,503
                                                                                     0.952               1,601,331
                                                                                     0.821               1,933,975
                                                                                     0.609               1,237,039
                                                                                     1.046                 903,529
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2.598                      --
                                                                                     2.484               2,174,436
                                                                                     1.930               2,243,365
                                                                                     1.576               2,207,792
                                                                                     1.705               2,320,705
                                                                                     1.560              31,683,592
                                                                                     1.092              32,541,062
                                                                                     1.884              31,190,027
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2.895               1,202,285
                                                                                     2.820               1,338,653
                                                                                     2.940               1,649,528
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.735                  63,394
                                                                                     1.694                  66,574
                                                                                     1.770                  88,710
                                                                                     1.492                  61,338
                                                                                     1.027                  82,620
                                                                                     0.868                  69,509
                                                                                     0.843                  22,655
                                                                                     0.683                 140,135
                                                                                     0.515                  57,743
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.497                 714,937
                                                                                     1.392                 729,335
                                                                                     1.407                 867,669
                                                                                     1.330               1,035,021
                                                                                     1.126               1,046,401
                                                                                     0.995                 887,624
                                                                                     1.019                 432,757
                                                                                     0.911                 474,891
                                                                                     0.707                 225,575
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.517                 648,202
                                                                                     1.396                 658,511
                                                                                     1.411                 825,614
                                                                                     1.330                 982,225
                                                                                     1.066                 850,421
                                                                                     0.921                 590,386
                                                                                     0.969                 374,616
                                                                                     0.857                 372,357
                                                                                     0.641                 203,854
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.458                 250,608
                                                                                     1.366                 247,982
                                                                                     1.380                 269,650
                                                                                     1.305                 439,017
                                                                                     1.153                 321,756
                                                                                     1.043                 271,370
                                                                                     1.045                 249,221
                                                                                     0.953                 151,787
                                                                                     0.775                  58,926
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 2.389                 283,745
                                                                                     2.210                 306,037
                                                                                     2.317                 286,210
                                                                                     2.459                 468,126
                                                                                     1.886                 509,237
                                                                                     1.461                 407,091
                                                                                     1.704                 354,738
                                                                                     1.465                 351,004
                                                                                     0.945                 245,138
                                                                                     1.599                 248,508

               GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   1.946
                                                                            2015   2.076
                                                                            2014   1.904
                                                                            2013   1.411
                                                                            2012   1.194
                                                                            2011   1.215
                                                                            2010   1.061
                                                                            2009   0.843
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................. 2016   1.910
                                                                            2015   2.105
                                                                            2014   1.925
                                                                            2013   1.482
                                                                            2012   1.296
                                                                            2011   1.350
                                                                            2010   1.078
                                                                            2009   0.855
                                                                            2008   1.400
                                                                            2007   1.529
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2016   2.377
                                                                            2015   2.418
                                                                            2014   2.242
                                                                            2013   1.600
                                                                            2012   1.354
                                                                            2011   1.370
                                                                            2010   1.087
                                                                            2009   0.812
                                                                            2008   1.327
                                                                            2007   1.194
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2016   1.666
                                                                            2015   1.802
                                                                            2014   1.727
                                                                            2013   1.300
                                                                            2012   1.127
                                                                            2011   1.258
                                                                            2010   1.055
                                                                            2009   0.820
                                                                            2008   1.100
                                                                            2007   1.114
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.974
                                                                            2008   1.306
                                                                            2007   1.232
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.707
                                                                            2010   0.661
                                                                            2009   0.480
                                                                            2008   0.913
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2016   2.714
                                                                            2015   2.682
                                                                            2014   2.593
                                                                            2013   2.216
                                                                            2012   1.896
                                                                            2011   1.926
                                                                            2010   1.578
                                                                            2009   1.123
                                                                            2008   1.849
                                                                            2007   1.525
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   2.061
                                                                            2015   2.107
                                                                            2014   2.010
                                                                            2013   1.864
                                                                            2012   1.652
                                                                            2011   1.580
                                                                            2010   1.400
                                                                            2009   1.024
                                                                            2008   1.259
                                                                            2007   1.182



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2.276                  32,822
                                                                            1.946                  71,233
                                                                            2.076                  81,321
                                                                            1.904                 102,458
                                                                            1.411                 140,936
                                                                            1.194                 129,032
                                                                            1.215                 115,519
                                                                            1.061                 108,692
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................. 2.199                 232,990
                                                                            1.910                 230,311
                                                                            2.105                 265,483
                                                                            1.925                 325,001
                                                                            1.482                 441,992
                                                                            1.296                 495,119
                                                                            1.350                 492,045
                                                                            1.078                 749,936
                                                                            0.855                 660,394
                                                                            1.400                 471,238
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.648                  70,895
                                                                            2.377                  70,479
                                                                            2.418                  59,807
                                                                            2.242                  93,734
                                                                            1.600                  58,010
                                                                            1.354                  72,744
                                                                            1.370                  76,120
                                                                            1.087                  75,752
                                                                            0.812                  71,825
                                                                            1.327                  41,892
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2.173                  91,057
                                                                            1.666                 105,776
                                                                            1.802                 107,775
                                                                            1.727                 190,047
                                                                            1.300                 175,244
                                                                            1.127                 185,457
                                                                            1.258                 158,561
                                                                            1.055                 137,429
                                                                            0.820                 112,111
                                                                            1.100                  83,775
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.967                      --
                                                                            0.974               4,002,448
                                                                            1.306               4,357,232
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.754                      --
                                                                            0.707                   2,935
                                                                            0.661                 175,156
                                                                            0.480                  52,234
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2.842                      --
                                                                            2.714                      --
                                                                            2.682                      --
                                                                            2.593                      --
                                                                            2.216                      --
                                                                            1.896                      --
                                                                            1.926                      --
                                                                            1.578               6,355,819
                                                                            1.123               6,598,997
                                                                            1.849               6,779,807
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.132                      --
                                                                            2.061                 467,586
                                                                            2.107                 522,316
                                                                            2.010                 695,435
                                                                            1.864                 924,400
                                                                            1.652                 922,399
                                                                            1.580                 993,773
                                                                            1.400                 878,291
                                                                            1.024                 880,865
                                                                            1.259                 775,065

                GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016    1.865
                                                                              2015    2.167
                                                                              2014    2.318
                                                                              2013    2.442
                                                                              2012    2.057
                                                                              2011    2.529
                                                                              2010    2.046
                                                                              2009    1.213
                                                                              2008    2.726
                                                                              2007    2.145
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009    0.831
                                                                              2008    1.452
                                                                              2007    1.302
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007    1.478
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016    2.334
                                                                              2015    2.242
                                                                              2014    1.979
                                                                              2013    1.479
                                                                              2012    1.307
                                                                              2011    1.308
                                                                              2010    1.166
                                                                              2009    0.981
                                                                              2008    1.569
                                                                              2007    1.544
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016    1.473
                                                                              2015    1.508
                                                                              2014    1.439
                                                                              2013    1.115
                                                                              2012    0.958
                                                                              2011    1.110
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13).......... 2016   12.269
                                                                              2015   12.457
                                                                              2014   11.435
                                                                              2013   10.855
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *................. 2016    1.876
                                                                              2015    1.989
                                                                              2014    1.962
                                                                              2013    1.486
                                                                              2012    1.263
                                                                              2011    1.392
                                                                              2010    1.164
                                                                              2009    0.924
                                                                              2008    1.320
                                                                              2007    1.365
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 2016    1.782
                                                                              2015    1.819
                                                                              2014    1.961
                                                                              2013    1.649
                                                                              2012    1.418
                                                                              2011    1.592
                                                                              2010    1.434
                                                                              2009    1.093
                                                                              2008    1.902
                                                                              2007    1.795
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................ 2013    1.472
                                                                              2012    1.398
                                                                              2011    1.478
                                                                              2010    1.203
                                                                              2009    0.880
                                                                              2008    1.111
                                                                              2007    1.243



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07).......  2.080                133,159
                                                                               1.865                149,909
                                                                               2.167                165,848
                                                                               2.318                289,652
                                                                               2.442                277,305
                                                                               2.057                271,432
                                                                               2.529                253,541
                                                                               2.046                239,892
                                                                               1.213                169,907
                                                                               2.726                141,104
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)...............  0.793                     --
                                                                               0.831                 55,291
                                                                               1.452                 68,911
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)..........  1.557                     --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)..........  2.521                 16,601
                                                                               2.334                 25,790
                                                                               2.242                 56,796
                                                                               1.979                148,940
                                                                               1.479                158,148
                                                                               1.307                168,600
                                                                               1.308                155,092
                                                                               1.166                156,736
                                                                               0.981                117,188
                                                                               1.569                 72,507
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)...............  1.601                253,415
                                                                               1.473                250,448
                                                                               1.508                245,280
                                                                               1.439                266,036
                                                                               1.115                289,737
                                                                               0.958                236,788
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13).......... 12.766                     --
                                                                              12.269                     --
                                                                              12.457                     --
                                                                              11.435                     --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................  2.455                740,240
                                                                               1.876                781,348
                                                                               1.989                868,301
                                                                               1.962              1,165,398
                                                                               1.486              1,195,054
                                                                               1.263              1,157,623
                                                                               1.392              1,155,178
                                                                               1.164              1,107,323
                                                                               0.924              1,167,667
                                                                               1.320                834,148
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............  1.761                464,896
                                                                               1.782                562,667
                                                                               1.819                678,710
                                                                               1.961                992,176
                                                                               1.649                976,888
                                                                               1.418                917,161
                                                                               1.592                912,832
                                                                               1.434                898,346
                                                                               1.093                811,831
                                                                               1.902                685,662
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................  1.602                     --
                                                                               1.472              1,402,897
                                                                               1.398              1,436,321
                                                                               1.478              1,409,057
                                                                               1.203              4,903,627
                                                                               0.880              4,797,394
                                                                               1.111                    338

                              GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2016   2.158           1.969                   1,909
                                                                          2015   2.279           2.158                   6,109
                                                                          2014   2.263           2.279                  11,243
                                                                          2013   1.632           2.263                  33,699
                                                                          2012   1.498           1.632                  14,437
                                                                          2011   1.614           1.498                  24,180
                                                                          2010   1.226           1.614                  37,191
                                                                          2009   0.782           1.226                  46,234
                                                                          2008   1.397           0.782                   3,142
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.948           1.070                      --
                                                                          2011   0.960           0.948                  38,490
                                                                          2010   0.878           0.960                  63,820
                                                                          2009   0.611           0.878              23,801,991
                                                                          2008   1.082           0.611              24,455,157
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2016   1.622           1.625                      --
                                                                          2015   1.562           1.622                      --
                                                                          2014   1.530           1.562                      --
                                                                          2013   1.204           1.530                      --
                                                                          2012   0.994           1.204                      --
                                                                          2011   1.086           0.994                      --
                                                                          2010   0.938           1.086                      --
                                                                          2009   0.670           0.938              16,663,530
                                                                          2008   1.127           0.670              16,740,537
                                                                          2007   1.062           1.127              18,165,029
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.582           1.581                 356,874
                                                                          2015   1.527           1.582                 406,576
                                                                          2014   1.499           1.527                 472,943
                                                                          2013   1.183           1.499                 722,050
                                                                          2012   0.979           1.183                 934,800
                                                                          2011   1.072           0.979                 987,500
                                                                          2010   0.928           1.072                 898,878
                                                                          2009   0.666           0.928                 805,882
                                                                          2008   1.123           0.666                 789,509
                                                                          2007   1.060           1.123                 599,658
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.430           1.500                 791,635
                                                                          2015   1.478           1.430                 977,479
                                                                          2014   1.436           1.478               1,109,496
                                                                          2013   1.583           1.436               1,745,017
                                                                          2012   1.452           1.583               2,219,301
                                                                          2011   1.306           1.452               2,120,426
                                                                          2010   1.213           1.306               1,757,509
                                                                          2009   1.028           1.213               1,399,112
                                                                          2008   1.104           1.028                 954,466
                                                                          2007   1.034           1.104                 313,967
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.738           1.779               1,457,583
                                                                          2015   1.744           1.738               1,807,145
                                                                          2014   1.679           1.744               2,354,005
                                                                          2013   1.716           1.679               3,757,537
                                                                          2012   1.576           1.716               4,164,103
                                                                          2011   1.532           1.576               3,739,202
                                                                          2010   1.420           1.532               3,456,170
                                                                          2009   1.264           1.420               3,109,514
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.094           2.115                      --
                                                                          2015   2.099           2.094                 186,945
                                                                          2014   1.894           2.099                 203,252
                                                                          2013   1.427           1.894                 219,348
                                                                          2012   1.295           1.427                 224,053
                                                                          2011   1.360           1.295                 225,784
                                                                          2010   1.174           1.360                 209,660
                                                                          2009   0.951           1.174                 846,391
                                                                          2008   1.419           0.951                 687,425
                                                                          2007   1.356           1.419                 674,198
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134           1.257                      --

               GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2016    1.958
                                                                            2015    1.990
                                                                            2014    1.909
                                                                            2013    1.885
                                                                            2012    1.694
                                                                            2011    1.640
                                                                            2010    1.466
                                                                            2009    1.105
                                                                            2008    1.241
                                                                            2007    1.168
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13).................. 2016   11.556
                                                                            2015   11.738
                                                                            2014   10.836
                                                                            2013   10.219
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2016    1.608
                                                                            2015    1.672
                                                                            2014    1.481
                                                                            2013    1.110
                                                                            2012    0.944
                                                                            2011    0.986
                                                                            2010    0.845
                                                                            2009    0.716
                                                                            2008    1.127
                                                                            2007    1.087
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016    1.929
                                                                            2015    2.005
                                                                            2014    1.822
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.071
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.663
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.326
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.421
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016    1.510
                                                                            2015    1.511
                                                                            2014    1.432
                                                                            2013    1.471
                                                                            2012    1.420
                                                                            2011    1.325
                                                                            2010    1.253
                                                                            2009    1.195
                                                                            2008    1.131
                                                                            2007    1.114
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016    1.546
                                                                            2015    1.542
                                                                            2014    1.444
                                                                            2013    1.459
                                                                            2012    1.361
                                                                            2011    1.281
                                                                            2010    1.186
                                                                            2009    1.087
                                                                            2008    1.129
                                                                            2007    1.065
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2016    1.875
                                                                            2015    1.770
                                                                            2014    1.630
                                                                            2013    1.218
                                                                            2012    1.068
                                                                            2011    1.177
                                                                            2010    0.985
                                                                            2009    0.775
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009    2.335
                                                                            2008    3.583



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................  2.016                     --
                                                                             1.958                718,731
                                                                             1.990                782,238
                                                                             1.909              1,041,879
                                                                             1.885              1,165,024
                                                                             1.694                873,978
                                                                             1.640                731,378
                                                                             1.466              1,613,249
                                                                             1.105              1,277,116
                                                                             1.241                915,788
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13).................. 12.047                    125
                                                                            11.556                     62
                                                                            11.738                      6
                                                                            10.836                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *..........  1.858              2,076,699
                                                                             1.608              2,407,187
                                                                             1.672              2,721,217
                                                                             1.481              3,448,115
                                                                             1.110              3,686,610
                                                                             0.944              3,864,415
                                                                             0.986              3,779,589
                                                                             0.845              3,734,790
                                                                             0.716              3,568,485
                                                                             1.127              3,517,870
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............  2.232              1,212,718
                                                                             1.929              1,288,135
                                                                             2.005              1,396,488
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)..........  1.115                     --
 MetLife Investment International Stock Subaccount (Class I) (3/97)........  1.799                     --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96).......  1.396                     --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96).......  1.432                     --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *..........  1.541                218,474
                                                                             1.510                226,890
                                                                             1.511                253,753
                                                                             1.432                288,123
                                                                             1.471                277,892
                                                                             1.420                217,628
                                                                             1.325                219,887
                                                                             1.253              4,560,267
                                                                             1.195              4,514,473
                                                                             1.131              4,326,039
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).....................  1.590                118,470
                                                                             1.546                116,833
                                                                             1.542                152,452
                                                                             1.444                227,492
                                                                             1.459                235,827
                                                                             1.361                177,173
                                                                             1.281                194,644
                                                                             1.186              1,730,170
                                                                             1.087              1,629,438
                                                                             1.129              1,380,303
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............  1.871                209,666
                                                                             1.875                214,937
                                                                             1.770                269,670
                                                                             1.630                454,889
                                                                             1.218                482,263
                                                                             1.068                514,360
                                                                             1.177                509,294
                                                                             0.985             11,477,609
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............  2.439                     --
                                                                             2.335                  8,268

                              GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.887           2.221                 140,584
                                                                         2015   2.017           1.887                  16,516
                                                                         2014   1.844           2.017                  29,316
                                                                         2013   1.404           1.844                  28,599
                                                                         2012   1.236           1.404                  29,229
                                                                         2011   1.214           1.236                  33,472
                                                                         2010   1.118           1.214                   5,270
                                                                         2009   1.010           1.118                 243,684
                                                                         2008   1.469           1.010                  67,256
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   1.137           1.137               1,559,161
                                                                         2015   1.140           1.137               1,090,127
                                                                         2014   1.144           1.140                 636,222
                                                                         2013   1.147           1.144               1,117,109
                                                                         2012   1.151           1.147                 791,937
                                                                         2011   1.154           1.151                 883,564
                                                                         2010   1.157           1.154               1,125,280
                                                                         2009   1.156           1.157               1,911,212
                                                                         2008   1.127           1.156               1,298,859
                                                                         2007   1.076           1.127                 183,935
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *......... 2009   0.660           0.655                      --
                                                                         2008   1.108           0.660                 183,092
                                                                         2007   1.160           1.108                 158,136
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.720           0.755                      --
                                                                         2008   1.309           0.720              11,531,504
                                                                         2007   1.263           1.309              11,997,079
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.181           1.306                      --
                                                                         2012   1.025           1.181               1,219,692
                                                                         2011   1.096           1.025               1,250,464
                                                                         2010   0.961           1.096               1,164,993
                                                                         2009   0.792           0.961               1,220,737
                                                                         2008   1.302           0.792               1,127,129
                                                                         2007   1.254           1.302               1,057,772
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   2.233           2.344                 111,206
                                                                         2015   2.179           2.233                 111,133
                                                                         2014   1.968           2.179                 110,426
                                                                         2013   1.489           1.968                 142,055
                                                                         2012   1.347           1.489                 136,927
                                                                         2011   1.394           1.347                 233,542
                                                                         2010   1.214           1.394                 208,504
                                                                         2009   0.816           1.214                 180,639
                                                                         2008   1.509           0.816                 114,278
                                                                         2007   1.257           1.509                 110,854
 MSF Jennison Growth Subaccount (Class A) (4/12)........................ 2016   1.699           1.697                  59,003
                                                                         2015   1.538           1.699                 106,395
                                                                         2014   1.415           1.538                  76,261
                                                                         2013   1.036           1.415                 136,861
                                                                         2012   1.060           1.036                 157,704
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2012   1.419           1.635                      --
                                                                         2011   1.420           1.419                  31,717
                                                                         2010   1.280           1.420                  23,636
                                                                         2009   0.920           1.280                  22,357
                                                                         2008   1.377           0.920                  24,210
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)................ 2016   1.874           1.999                 297,297
                                                                         2015   1.832           1.874                 367,875
                                                                         2014   1.662           1.832                 399,389
                                                                         2013   1.383           1.662                 527,860
                                                                         2012   1.234           1.383                 666,483
                                                                         2011   1.193           1.234                 689,568
                                                                         2010   1.091           1.193                 623,452
                                                                         2009   0.933           1.091               9,277,290
                                                                         2008   1.244           0.933               6,061,839
                                                                         2007   1.224           1.244               6,716,327

                 GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016    1.921
                                                                                 2015    1.882
                                                                                 2014    1.706
                                                                                 2013    1.280
                                                                                 2012    1.138
                                                                                 2011    1.189
                                                                                 2010    1.065
                                                                                 2009    0.809
                                                                                 2008    1.299
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011    1.023
                                                                                 2010    0.887
                                                                                 2009    0.677
                                                                                 2008    1.140
                                                                                 2007    1.107
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016    1.510
                                                                                 2015    1.524
                                                                                 2014    1.463
                                                                                 2013    1.407
                                                                                 2012    1.293
                                                                                 2011    1.256
                                                                                 2010    1.144
                                                                                 2009    0.952
                                                                                 2008    1.116
                                                                                 2007    1.060
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).................... 2016    1.542
                                                                                 2015    1.564
                                                                                 2014    1.495
                                                                                 2013    1.352
                                                                                 2012    1.216
                                                                                 2011    1.207
                                                                                 2010    1.086
                                                                                 2009    0.881
                                                                                 2008    1.127
                                                                                 2007    1.078
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).................... 2016    1.554
                                                                                 2015    1.578
                                                                                 2014    1.507
                                                                                 2013    1.281
                                                                                 2012    1.135
                                                                                 2011    1.154
                                                                                 2010    1.023
                                                                                 2009    0.811
                                                                                 2008    1.139
                                                                                 2007    1.095
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).................... 2016    1.543
                                                                                 2015    1.575
                                                                                 2014    1.501
                                                                                 2013    1.211
                                                                                 2012    1.053
                                                                                 2011    1.097
                                                                                 2010    0.959
                                                                                 2009    0.745
                                                                                 2008    1.152
                                                                                 2007    1.113
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).................... 2016   30.674
                                                                                 2015   31.612
                                                                                 2014   29.033
                                                                                 2013   24.750
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2016    2.208
                                                                                 2015    2.189
                                                                                 2014    1.936
                                                                                 2013    1.471
                                                                                 2012    1.274
                                                                                 2011    1.255
                                                                                 2010    1.096
                                                                                 2009    0.871
                                                                                 2008    1.388
                                                                                 2007    1.387



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08).......  2.056                312,074
                                                                                  1.921                127,696
                                                                                  1.882                152,379
                                                                                  1.706                256,492
                                                                                  1.280                283,706
                                                                                  1.138                245,404
                                                                                  1.189                187,639
                                                                                  1.065                223,201
                                                                                  0.809                179,634
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................  1.114                     --
                                                                                  1.023                182,785
                                                                                  0.887              8,413,827
                                                                                  0.677              8,159,737
                                                                                  1.140              8,468,195
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)....................  1.574                236,901
                                                                                  1.510                263,583
                                                                                  1.524                457,844
                                                                                  1.463                427,474
                                                                                  1.407                476,495
                                                                                  1.293                561,314
                                                                                  1.256                433,802
                                                                                  1.144                441,145
                                                                                  0.952                310,912
                                                                                  1.116                190,454
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)....................  1.631                352,117
                                                                                  1.542                426,569
                                                                                  1.564                410,378
                                                                                  1.495                512,888
                                                                                  1.352                528,296
                                                                                  1.216                489,541
                                                                                  1.207                512,306
                                                                                  1.086                931,049
                                                                                  0.881                997,691
                                                                                  1.127                926,797
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)....................  1.659              1,605,247
                                                                                  1.554              1,877,189
                                                                                  1.578              1,971,120
                                                                                  1.507              2,346,619
                                                                                  1.281              2,184,403
                                                                                  1.135              1,890,503
                                                                                  1.154              1,350,594
                                                                                  1.023              6,710,885
                                                                                  0.811              6,704,457
                                                                                  1.139              6,173,758
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)....................  1.664              1,209,759
                                                                                  1.543              1,259,137
                                                                                  1.575              1,314,307
                                                                                  1.501              1,978,941
                                                                                  1.211              2,393,836
                                                                                  1.053              1,959,730
                                                                                  1.097              1,473,327
                                                                                  0.959             21,102,077
                                                                                  0.745             20,831,229
                                                                                  1.152             21,448,494
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).................... 36.723                    387
                                                                                 30.674                    687
                                                                                 31.612                    594
                                                                                 29.033                    594
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *..........................  2.459              1,098,624
                                                                                  2.208              1,107,683
                                                                                  2.189              1,155,092
                                                                                  1.936              2,032,656
                                                                                  1.471              2,386,327
                                                                                  1.274              2,373,112
                                                                                  1.255              2,094,316
                                                                                  1.096             19,465,688
                                                                                  0.871             17,552,054
                                                                                  1.388             18,642,402

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2016    1.849
                                                                                   2015    1.861
                                                                                   2014    1.721
                                                                                   2013    1.454
                                                                                   2012    1.310
                                                                                   2011    1.285
                                                                                   2010    1.173
                                                                                   2009    0.994
                                                                                   2008    1.284
                                                                                   2007    1.236
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2016    2.410
                                                                                   2015    2.421
                                                                                   2014    2.191
                                                                                   2013    1.619
                                                                                   2012    1.392
                                                                                   2011    1.385
                                                                                   2010    1.246
                                                                                   2009    1.035
                                                                                   2008    1.538
                                                                                   2007    1.433
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2016    1.640
                                                                                   2015    1.663
                                                                                   2014    1.775
                                                                                   2013    1.461
                                                                                   2012    1.238
                                                                                   2011    1.419
                                                                                   2010    1.316
                                                                                   2009    1.026
                                                                                   2008    1.776
                                                                                   2007    1.817
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016    2.032
                                                                                   2015    2.026
                                                                                   2014    2.032
                                                                                   2013    1.613
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2016    2.298
                                                                                   2015    2.407
                                                                                   2014    2.299
                                                                                   2013    1.664
                                                                                   2012    1.435
                                                                                   2011    1.500
                                                                                   2010    1.186
                                                                                   2009    0.944
                                                                                   2008    1.423
                                                                                   2007    1.463
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2016    3.106
                                                                                   2015    2.819
                                                                                   2014    2.598
                                                                                   2013    1.878
                                                                                   2012    1.587
                                                                                   2011    1.614
                                                                                   2010    1.386
                                                                                   2009    0.972
                                                                                   2008    1.579
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016    2.319
                                                                                   2015    2.270
                                                                                   2014    2.135
                                                                                   2013    1.485
                                                                                   2012    1.285
                                                                                   2011    1.271
                                                                                   2010    0.947
                                                                                   2009    0.685
                                                                                   2008    1.033
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007    1.170
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 2016   39.999



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)..............................  2.009              2,457,644
                                                                                    1.849              2,891,664
                                                                                    1.861              3,135,838
                                                                                    1.721              4,289,452
                                                                                    1.454              4,319,060
                                                                                    1.310              4,361,625
                                                                                    1.285              4,402,339
                                                                                    1.173              6,295,017
                                                                                    0.994              6,264,248
                                                                                    1.284              6,360,233
 MSF MFS(R) Value Subaccount (Class A) (4/06).....................................  2.748                944,360
                                                                                    2.410                987,336
                                                                                    2.421              1,148,364
                                                                                    2.191              1,460,191
                                                                                    1.619                716,907
                                                                                    1.392                660,907
                                                                                    1.385                491,913
                                                                                    1.246                394,125
                                                                                    1.035                319,485
                                                                                    1.538                261,420
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................  1.657                515,708
                                                                                    1.640                415,410
                                                                                    1.663                472,333
                                                                                    1.775                703,369
                                                                                    1.461                743,262
                                                                                    1.238                733,633
                                                                                    1.419                630,946
                                                                                    1.316              6,136,197
                                                                                    1.026              6,084,847
                                                                                    1.776              6,603,147
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).........................  2.404                588,357
                                                                                    2.032                674,943
                                                                                    2.026                912,640
                                                                                    2.032              1,287,270
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *.........................  2.778                607,482
                                                                                    2.298                633,447
                                                                                    2.407                745,178
                                                                                    2.299              1,028,706
                                                                                    1.664              1,066,959
                                                                                    1.435              1,050,892
                                                                                    1.500                973,326
                                                                                    1.186              8,016,780
                                                                                    0.944              7,650,046
                                                                                    1.423              7,521,631
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)...................  3.144                 60,033
                                                                                    3.106                 98,301
                                                                                    2.819                 66,783
                                                                                    2.598                 73,682
                                                                                    1.878                 79,055
                                                                                    1.587                 76,179
                                                                                    1.614                 26,469
                                                                                    1.386                298,300
                                                                                    0.972                142,107
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...................  2.578                752,120
                                                                                    2.319                848,692
                                                                                    2.270                922,996
                                                                                    2.135              1,293,392
                                                                                    1.485              1,418,389
                                                                                    1.285              1,373,038
                                                                                    1.271              1,281,693
                                                                                    0.947              2,918,179
                                                                                    0.685              2,800,320
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).........  1.220                     --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 41.833                 54,551

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.355
                                                                                   2015   1.349
                                                                                   2014   1.314
                                                                                   2013   1.326
                                                                                   2012   1.284
                                                                                   2011   1.219
                                                                                   2010   1.154
                                                                                   2009   1.108
                                                                                   2008   1.113
                                                                                   2007   1.068
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   1.005
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.214
                                                                                   2008   1.162
                                                                                   2007   1.072
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.504
                                                                                   2007   1.367
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.660
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   1.484
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96).................... 2016   1.992
                                                                                   2015   2.033
                                                                                   2014   1.866
                                                                                   2013   1.576
                                                                                   2012   1.428
                                                                                   2011   1.433
                                                                                   2010   1.281
                                                                                   2009   1.046
                                                                                   2008   1.403
                                                                                   2007   1.269
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................... 2009   0.837
                                                                                   2008   1.308
                                                                                   2007   1.343
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 2009   0.806
                                                                                   2008   1.420
                                                                                   2007   1.267
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)................................. 2016   1.824
                                                                                   2015   2.047
                                                                                   2014   1.965
                                                                                   2013   1.718
                                                                                   2012   1.512
                                                                                   2011   1.635
                                                                                   2010   1.398
                                                                                   2009   0.876
                                                                                   2008   1.584
                                                                                   2007   1.600



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.370                 161,123
                                                                                   1.355                 159,163
                                                                                   1.349                 222,161
                                                                                   1.314                 403,572
                                                                                   1.326                 558,437
                                                                                   1.284                 480,144
                                                                                   1.219                 414,070
                                                                                   1.154               2,178,183
                                                                                   1.108               1,975,493
                                                                                   1.113               1,971,396
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 1.030                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 1.260                      --
                                                                                   1.214               2,087,470
                                                                                   1.162               1,285,462
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 1.401                      --
                                                                                   1.504                   2,257
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 1.805                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 1.591                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96).................... 2.110                  61,885
                                                                                   1.992                  63,990
                                                                                   2.033                  68,138
                                                                                   1.866                  72,747
                                                                                   1.576                 135,551
                                                                                   1.428                 144,047
                                                                                   1.433                 141,325
                                                                                   1.281               1,150,887
                                                                                   1.046               1,212,473
                                                                                   1.403               1,262,755
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................... 0.815                      --
                                                                                   0.837                 136,665
                                                                                   1.308                 100,903
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 0.829                      --
                                                                                   0.806                  15,858
                                                                                   1.420                  14,071
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)................................. 1.957                      --
                                                                                   1.824                 240,773
                                                                                   2.047                 243,290
                                                                                   1.965                 281,146
                                                                                   1.718                 275,677
                                                                                   1.512                 271,162
                                                                                   1.635                 251,649
                                                                                   1.398                 265,265
                                                                                   0.876                 240,931
                                                                                   1.584                 233,963





                                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.082           1.160                    --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.887           0.847                    --
                                                                       2007   0.771           0.887                70,008

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............................ 2016   2.336
                                                                                      2015   2.213
                                                                                      2014   2.192
                                                                                      2013   1.719
                                                                                      2012   1.421
                                                                                      2011   1.580
                                                                                      2010   1.432
                                                                                      2009   1.020
                                                                                      2008   1.677
                                                                                      2007   1.479
 American Funds Growth Subaccount (Class 2) (5/04)................................... 2016   2.140
                                                                                      2015   2.029
                                                                                      2014   1.894
                                                                                      2013   1.475
                                                                                      2012   1.268
                                                                                      2011   1.342
                                                                                      2010   1.145
                                                                                      2009   0.832
                                                                                      2008   1.505
                                                                                      2007   1.357
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................ 2016   1.881
                                                                                      2015   1.878
                                                                                      2014   1.720
                                                                                      2013   1.305
                                                                                      2012   1.126
                                                                                      2011   1.162
                                                                                      2010   1.056
                                                                                      2009   0.815
                                                                                      2008   1.329
                                                                                      2007   1.282
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   2.918
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 2016   3.971
                                                                                      2015   4.290
                                                                                      2014   4.105
                                                                                      2013   3.115
                                                                                      2012   2.771
                                                                                      2011   2.845
                                                                                      2010   2.179
                                                                                      2009   1.675
                                                                                      2008   2.419
                                                                                      2007   2.625
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.324
                                                                                      2007   1.253
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.615
                                                                                      2007   1.839
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2016   2.417
                                                                                      2015   2.438
                                                                                      2014   2.212
                                                                                      2013   1.711
                                                                                      2012   1.493
                                                                                      2011   1.556
                                                                                      2010   1.348
                                                                                      2009   1.008
                                                                                      2008   1.782
                                                                                      2007   1.539
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2016   2.082
                                                                                      2015   2.088
                                                                                      2014   1.912
                                                                                      2013   1.401
                                                                                      2012   1.161
                                                                                      2011   1.210
                                                                                      2010   1.039
                                                                                      2009   0.775
                                                                                      2008   1.339
                                                                                      2007   1.271



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............................ 2.320                111,127
                                                                                      2.336                101,062
                                                                                      2.213                 97,114
                                                                                      2.192                 82,883
                                                                                      1.719                 84,267
                                                                                      1.421                 85,429
                                                                                      1.580                 65,853
                                                                                      1.432                 54,642
                                                                                      1.020                 45,655
                                                                                      1.677                 36,814
 American Funds Growth Subaccount (Class 2) (5/04)................................... 2.313                112,209
                                                                                      2.140                101,658
                                                                                      2.029                125,940
                                                                                      1.894                116,128
                                                                                      1.475                109,157
                                                                                      1.268                129,610
                                                                                      1.342                109,771
                                                                                      1.145                 77,057
                                                                                      0.832                 55,973
                                                                                      1.505                 40,623
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................ 2.071                124,962
                                                                                      1.881                117,749
                                                                                      1.878                116,301
                                                                                      1.720                151,662
                                                                                      1.305                155,654
                                                                                      1.126                162,036
                                                                                      1.162                152,334
                                                                                      1.056                118,071
                                                                                      0.815                 97,515
                                                                                      1.329                 63,299
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 3.060                     --
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 5.151                  5,354
                                                                                      3.971                  4,862
                                                                                      4.290                  6,606
                                                                                      4.105                 53,303
                                                                                      3.115                 49,292
                                                                                      2.771                 44,238
                                                                                      2.845                 38,914
                                                                                      2.179                 34,155
                                                                                      1.675                 43,453
                                                                                      2.419                 43,029
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.269                     --
                                                                                      1.324                363,261
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.526                     --
                                                                                      1.615                164,568
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2.570                 65,639
                                                                                      2.417                 60,688
                                                                                      2.438                 76,230
                                                                                      2.212                130,147
                                                                                      1.711                120,704
                                                                                      1.493                133,212
                                                                                      1.556                209,389
                                                                                      1.348                214,758
                                                                                      1.008                282,048
                                                                                      1.782                288,948
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2.110                     --
                                                                                      2.082                     --
                                                                                      2.088                     --
                                                                                      1.912                 31,531
                                                                                      1.401                 28,213
                                                                                      1.161                 48,406
                                                                                      1.210                 24,596
                                                                                      1.039                 19,451
                                                                                      0.775                 15,185
                                                                                      1.339                 15,556

               GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)............. 2016   2.711
                                                                            2015   2.860
                                                                            2014   2.665
                                                                            2013   2.107
                                                                            2012   1.820
                                                                            2011   1.826
                                                                            2010   1.606
                                                                            2009   1.250
 Fidelity VIP Freedom 2020 Subaccount (5/15)............................... 2016   1.580
                                                                            2015   1.667
 Fidelity VIP Freedom 2025 Subaccount (5/15)............................... 2016   1.662
                                                                            2015   1.760
 Fidelity VIP Freedom 2030 Subaccount (5/15)............................... 2016   1.644
                                                                            2015   1.752
 Fidelity VIP Freedom 2040 Subaccount (5/15)............................... 2016   2.190
                                                                            2015   2.341
 Fidelity VIP Freedom 2050 Subaccount (5/15)............................... 2016   2.237
                                                                            2015   2.393
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).................... 2008   2.056
                                                                            2007   1.641
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)............... 2016   1.683
                                                                            2015   1.770
                                                                            2014   1.772
                                                                            2013   1.695
                                                                            2012   1.503
                                                                            2011   1.464
                                                                            2010   1.303
                                                                            2009   0.917
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................. 2016   3.196
                                                                            2015   3.291
                                                                            2014   3.144
                                                                            2013   2.345
                                                                            2012   2.074
                                                                            2011   2.356
                                                                            2010   1.857
                                                                            2009   1.346
                                                                            2008   2.258
                                                                            2007   1.983
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)....... 2016   1.494
                                                                            2015   1.882
                                                                            2014   2.082
                                                                            2013   2.129
                                                                            2012   1.906
                                                                            2011   2.295
                                                                            2010   1.977
                                                                            2009   1.160
                                                                            2008   2.486
                                                                            2007   1.956
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 2016   1.476
                                                                            2015   1.599
                                                                            2014   1.823
                                                                            2013   1.502
                                                                            2012   1.287
                                                                            2011   1.459
                                                                            2010   1.363
                                                                            2009   1.008
                                                                            2008   1.712
                                                                            2007   1.503



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)............. 3.158                 168,948
                                                                            2.711                 186,398
                                                                            2.860                 316,804
                                                                            2.665                 349,880
                                                                            2.107                 323,093
                                                                            1.820                 505,375
                                                                            1.826                 903,638
                                                                            1.606               1,021,111
 Fidelity VIP Freedom 2020 Subaccount (5/15)............................... 1.650                      --
                                                                            1.580                      --
 Fidelity VIP Freedom 2025 Subaccount (5/15)............................... 1.739                      --
                                                                            1.662                      --
 Fidelity VIP Freedom 2030 Subaccount (5/15)............................... 1.726                      --
                                                                            1.644                      --
 Fidelity VIP Freedom 2040 Subaccount (5/15)............................... 2.303                      --
                                                                            2.190                      --
 Fidelity VIP Freedom 2050 Subaccount (5/15)............................... 2.353                      --
                                                                            2.237                      --
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).................... 1.889                      --
                                                                            2.056                 952,149
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)............... 1.904                   6,384
                                                                            1.683                   5,846
                                                                            1.770                  55,114
                                                                            1.772                  55,277
                                                                            1.695                  52,953
                                                                            1.503                  58,445
                                                                            1.464                  68,416
                                                                            1.303                  64,998
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................. 3.531                  29,304
                                                                            3.196                  36,523
                                                                            3.291                  59,800
                                                                            3.144                 124,953
                                                                            2.345                 121,079
                                                                            2.074                 126,174
                                                                            2.356                 184,734
                                                                            1.857                 181,117
                                                                            1.346                 162,285
                                                                            2.258                 151,413
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)....... 1.732                  38,505
                                                                            1.494                  34,417
                                                                            1.882                  31,296
                                                                            2.082                  24,901
                                                                            2.129                  22,903
                                                                            1.906                  54,704
                                                                            2.295                  53,879
                                                                            1.977                  50,596
                                                                            1.160                  49,087
                                                                            2.486                  53,670
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 1.561                  37,118
                                                                            1.476                  32,334
                                                                            1.599                  29,110
                                                                            1.823                  33,373
                                                                            1.502                  29,663
                                                                            1.287                  86,855
                                                                            1.459                  90,670
                                                                            1.363                  78,947
                                                                            1.008                  74,098
                                                                            1.712                  54,244

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2016   2.084
                                                                                  2015   2.035
                                                                                  2014   1.837
                                                                                  2013   1.409
                                                                                  2012   1.220
                                                                                  2011   1.257
                                                                                  2010   1.015
                                                                                  2009   0.712
                                                                                  2008   1.284
                                                                                  2007   1.069
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2016   1.102
                                                                                  2015   1.146
                                                                                  2014   1.083
                                                                                  2013   0.856
                                                                                  2012   0.724
                                                                                  2011   0.853
                                                                                  2010   0.748
                                                                                  2009   0.551
                                                                                  2008   1.012
                                                                                  2007   0.938
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.968
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.064
                                                                                  2015   2.128
                                                                                  2014   1.791
                                                                                  2013   1.228
                                                                                  2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074
                                                                                  2007   1.072
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.573
                                                                                  2013   1.205
                                                                                  2012   1.062
                                                                                  2011   1.147
                                                                                  2010   0.997
                                                                                  2009   0.781
                                                                                  2008   1.247
                                                                                  2007   1.247
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2016   1.928
                                                                                  2015   1.923
                                                                                  2014   1.755
                                                                                  2013   1.368
                                                                                  2012   1.195
                                                                                  2011   1.180
                                                                                  2010   1.061
                                                                                  2009   0.880
                                                                                  2008   1.262
                                                                                  2007   1.179
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.919
                                                                                  2010   0.832
                                                                                  2009   0.690
                                                                                  2008   0.979
                                                                                  2007   0.932
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   1.976
                                                                                  2015   2.092
                                                                                  2014   1.865
                                                                                  2013   1.500
                                                                                  2012   1.331
                                                                                  2011   1.250
                                                                                  2010   1.128
                                                                                  2009   0.930
                                                                                  2008   1.449
                                                                                  2007   1.440



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2.306                 14,744
                                                                                  2.084                 14,744
                                                                                  2.035                  9,423
                                                                                  1.837                 62,612
                                                                                  1.409                 58,358
                                                                                  1.220                 64,934
                                                                                  1.257                 92,750
                                                                                  1.015                 97,000
                                                                                  0.712                142,443
                                                                                  1.284                129,806
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 1.108                 12,137
                                                                                  1.102                 11,696
                                                                                  1.146                 24,244
                                                                                  1.083                 57,991
                                                                                  0.856                 49,144
                                                                                  0.724                 48,590
                                                                                  0.853                 61,176
                                                                                  0.748                107,849
                                                                                  0.551                148,854
                                                                                  1.012                118,666
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 1.031                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.062                 22,258
                                                                                  2.064                 22,258
                                                                                  2.128                 22,258
                                                                                  1.791                131,465
                                                                                  1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021
                                                                                  1.074                100,609
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.582                     --
                                                                                  1.573                235,882
                                                                                  1.205                233,310
                                                                                  1.062                238,079
                                                                                  1.147                226,004
                                                                                  0.997                249,234
                                                                                  0.781                254,177
                                                                                  1.247                268,175
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2.089                  3,311
                                                                                  1.928                  3,311
                                                                                  1.923                  3,340
                                                                                  1.755                 13,835
                                                                                  1.368                 12,209
                                                                                  1.195                 10,802
                                                                                  1.180                  9,949
                                                                                  1.061                  9,833
                                                                                  0.880                 18,070
                                                                                  1.262                 33,910
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 0.999                     --
                                                                                  0.919                 91,051
                                                                                  0.832                 83,702
                                                                                  0.690                 99,041
                                                                                  0.979                 98,986
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.243                  6,643
                                                                                  1.976                  6,643
                                                                                  2.092                  6,643
                                                                                  1.865                121,088
                                                                                  1.500                 92,498
                                                                                  1.331                116,186
                                                                                  1.250                 39,025
                                                                                  1.128                 42,471
                                                                                  0.930                 39,244
                                                                                  1.449                 46,869

                 GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2016   2.923
                                                                                 2015   2.698
                                                                                 2014   2.397
                                                                                 2013   1.762
                                                                                 2012   1.483
                                                                                 2011   1.512
                                                                                 2010   1.395
                                                                                 2009   0.993
                                                                                 2008   1.604
                                                                                 2007   1.543
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2016   2.700
                                                                                 2015   2.816
                                                                                 2014   2.554
                                                                                 2013   1.954
                                                                                 2012   1.700
                                                                                 2011   1.641
                                                                                 2010   1.518
                                                                                 2009   1.235
                                                                                 2008   1.944
                                                                                 2007   1.896
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2016   2.212
                                                                                 2015   2.344
                                                                                 2014   2.281
                                                                                 2013   1.572
                                                                                 2012   1.333
                                                                                 2011   1.332
                                                                                 2010   1.078
                                                                                 2009   0.765
                                                                                 2008   1.307
                                                                                 2007   1.204
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.663
                                                                                 2008   1.074
                                                                                 2007   1.037
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 2011   1.028
                                                                                 2010   1.004
                                                                                 2009   0.791
                                                                                 2008   1.415
                                                                                 2007   1.349
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).......................... 2016   2.284
                                                                                 2015   2.286
                                                                                 2014   2.324
                                                                                 2013   2.156
                                                                                 2012   1.853
                                                                                 2011   1.833
                                                                                 2010   1.592
                                                                                 2009   1.009
                                                                                 2008   1.460
                                                                                 2007   1.474
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.008
                                                                                 2010   0.935
                                                                                 2009   0.807
                                                                                 2008   1.037
                                                                                 2007   1.036
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 2010   1.293
                                                                                 2009   1.307
                                                                                 2008   1.291
                                                                                 2007   1.247
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2007   2.106
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 2007   1.404
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 2007   1.780
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 2007   1.281



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 3.099                 22,518
                                                                                 2.923                 21,388
                                                                                 2.698                 39,700
                                                                                 2.397                 61,057
                                                                                 1.762                 59,038
                                                                                 1.483                 62,707
                                                                                 1.512                 81,645
                                                                                 1.395                 96,714
                                                                                 0.993                 92,139
                                                                                 1.604                 91,748
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 3.011                 78,947
                                                                                 2.700                 90,079
                                                                                 2.816                 96,892
                                                                                 2.554                122,768
                                                                                 1.954                109,620
                                                                                 1.700                121,660
                                                                                 1.641                147,142
                                                                                 1.518                151,067
                                                                                 1.235                157,063
                                                                                 1.944                176,465
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.310                  3,775
                                                                                 2.212                  3,630
                                                                                 2.344                  3,592
                                                                                 2.281                 49,415
                                                                                 1.572                 40,878
                                                                                 1.333                 38,525
                                                                                 1.332                 39,688
                                                                                 1.078                 68,765
                                                                                 0.765                 58,207
                                                                                 1.307                 70,682
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 0.646                     --
                                                                                 0.663                138,819
                                                                                 1.074                116,547
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 1.107                     --
                                                                                 1.028                120,547
                                                                                 1.004                117,401
                                                                                 0.791                116,334
                                                                                 1.415                108,407
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).......................... 2.357                     --
                                                                                 2.284                  7,745
                                                                                 2.286                  7,380
                                                                                 2.324                 40,612
                                                                                 2.156                 30,343
                                                                                 1.853                 28,211
                                                                                 1.833                 28,165
                                                                                 1.592                 28,625
                                                                                 1.009                 25,296
                                                                                 1.460                 34,413
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 0.997                     --
                                                                                 1.008                     --
                                                                                 0.935                     --
                                                                                 0.807                     --
                                                                                 1.037                     --
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 1.288                     --
                                                                                 1.293                797,136
                                                                                 1.307                721,587
                                                                                 1.291                475,987
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2.212                     --
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 1.446                     --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 1.873                     --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 1.368                     --

                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)......................... 2007   1.306
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)............................. 2007   1.374
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2008   2.445
                                                                                     2007   2.335
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2016   2.240
                                                                                     2015   2.355
                                                                                     2014   2.304
                                                                                     2013   2.124
                                                                                     2012   1.841
                                                                                     2011   1.817
                                                                                     2010   1.584
                                                                                     2009   1.089
                                                                                     2008   1.454
                                                                                     2007   1.433
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2016   1.186
                                                                                     2015   1.216
                                                                                     2014   1.084
                                                                                     2013   1.058
                                                                                     2012   0.849
                                                                                     2011   0.908
                                                                                     2010   0.791
                                                                                     2009   0.593
                                                                                     2008   1.028
                                                                                     2007   1.223
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2014   3.552
                                                                                     2013   2.787
                                                                                     2012   2.299
                                                                                     2011   2.513
                                                                                     2010   2.321
                                                                                     2009   1.642
                                                                                     2008   2.861
                                                                                     2007   2.221
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2016   3.952
                                                                                     2015   4.162
                                                                                     2014   3.691
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2016   1.461
                                                                                     2015   1.542
                                                                                     2014   1.313
                                                                                     2013   0.913
                                                                                     2012   0.779
                                                                                     2011   0.763
                                                                                     2010   0.625
                                                                                     2009   0.476
                                                                                     2008   0.755
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.289
                                                                                     2015   1.316
                                                                                     2014   1.257
                                                                                     2013   1.074
                                                                                     2012   0.959
                                                                                     2011   0.992
                                                                                     2010   0.896
                                                                                     2009   0.702
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.293
                                                                                     2015   1.320
                                                                                     2014   1.257
                                                                                     2013   1.017
                                                                                     2012   0.888
                                                                                     2011   0.944
                                                                                     2010   0.843
                                                                                     2009   0.637
                                                                                     2008   1.000



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)......................... 1.359                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)............................. 1.516                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2.359                      --
                                                                                     2.445                  85,888
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2.529                  19,423
                                                                                     2.240                  19,018
                                                                                     2.355                 101,084
                                                                                     2.304                 148,930
                                                                                     2.124                 148,831
                                                                                     1.841                 152,276
                                                                                     1.817                 184,386
                                                                                     1.584                 185,304
                                                                                     1.089                 181,264
                                                                                     1.454                 178,313
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.184                  50,866
                                                                                     1.186                  48,429
                                                                                     1.216                  52,895
                                                                                     1.084                 178,324
                                                                                     1.058                 165,001
                                                                                     0.849                 214,722
                                                                                     0.908                 263,805
                                                                                     0.791                 243,514
                                                                                     0.593                 248,206
                                                                                     1.028                 213,355
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 3.702                      --
                                                                                     3.552                 625,958
                                                                                     2.787                 699,447
                                                                                     2.299                 859,758
                                                                                     2.513               1,131,047
                                                                                     2.321               1,277,230
                                                                                     1.642               1,430,148
                                                                                     2.861               1,471,307
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 4.017                 232,340
                                                                                     3.952                 262,286
                                                                                     4.162                 562,003
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.481                  62,327
                                                                                     1.461                  57,086
                                                                                     1.542                  55,333
                                                                                     1.313                  42,409
                                                                                     0.913                  20,207
                                                                                     0.779                  22,183
                                                                                     0.763                   6,496
                                                                                     0.625                   3,644
                                                                                     0.476                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.372                 266,191
                                                                                     1.289                 243,056
                                                                                     1.316                 439,681
                                                                                     1.257                 384,231
                                                                                     1.074                  41,987
                                                                                     0.959                  25,097
                                                                                     0.992                  75,423
                                                                                     0.896                  66,385
                                                                                     0.702                      --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.390                 456,515
                                                                                     1.293                 426,225
                                                                                     1.320                 562,728
                                                                                     1.257                 531,216
                                                                                     1.017                  45,760
                                                                                     0.888                  28,125
                                                                                     0.944                  43,396
                                                                                     0.843                  24,672
                                                                                     0.637                   3,272

                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.265
                                                                                     2015   1.291
                                                                                     2014   1.233
                                                                                     2013   1.100
                                                                                     2012   1.006
                                                                                     2011   1.017
                                                                                     2010   0.937
                                                                                     2009   0.770
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 2016   1.776
                                                                                     2015   1.881
                                                                                     2014   2.017
                                                                                     2013   1.562
                                                                                     2012   1.222
                                                                                     2011   1.440
                                                                                     2010   1.250
                                                                                     2009   0.815
                                                                                     2008   1.392
                                                                                     2007   1.422
 MIST Invesco Comstock Subaccount (Class B) (5/09).................................. 2016   2.263
                                                                                     2015   2.438
                                                                                     2014   2.260
                                                                                     2013   1.691
                                                                                     2012   1.445
                                                                                     2011   1.486
                                                                                     2010   1.310
                                                                                     2009   1.048
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)............................. 2016   1.719
                                                                                     2015   1.913
                                                                                     2014   1.767
                                                                                     2013   1.374
                                                                                     2012   1.214
                                                                                     2011   1.277
                                                                                     2010   1.030
                                                                                     2009   0.825
                                                                                     2008   1.365
                                                                                     2007   1.500
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2016   2.140
                                                                                     2015   2.200
                                                                                     2014   2.060
                                                                                     2013   1.485
                                                                                     2012   1.270
                                                                                     2011   1.297
                                                                                     2010   1.039
                                                                                     2009   0.784
                                                                                     2008   1.294
                                                                                     2007   1.177
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 2016   1.511
                                                                                     2015   1.650
                                                                                     2014   1.597
                                                                                     2013   1.214
                                                                                     2012   1.064
                                                                                     2011   1.199
                                                                                     2010   1.016
                                                                                     2009   0.798
                                                                                     2008   1.080
                                                                                     2007   1.105
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   1.563
                                                                                     2008   2.118
                                                                                     2007   2.018
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 2011   0.671
                                                                                     2010   0.634
                                                                                     2009   0.465
                                                                                     2008   0.890



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.336                283,010
                                                                                     1.265                258,131
                                                                                     1.291                272,172
                                                                                     1.233                271,055
                                                                                     1.100                 39,818
                                                                                     1.006                 32,628
                                                                                     1.017                 26,388
                                                                                     0.937                 15,010
                                                                                     0.770                    145
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 1.901                 44,303
                                                                                     1.776                 39,985
                                                                                     1.881                 43,542
                                                                                     2.017                108,631
                                                                                     1.562                 82,735
                                                                                     1.222                 61,776
                                                                                     1.440                 56,897
                                                                                     1.250                 42,289
                                                                                     0.815                 36,665
                                                                                     1.392                 29,024
 MIST Invesco Comstock Subaccount (Class B) (5/09).................................. 2.620                 15,211
                                                                                     2.263                 15,506
                                                                                     2.438                 15,842
                                                                                     2.260                 42,176
                                                                                     1.691                 38,986
                                                                                     1.445                 34,231
                                                                                     1.486                 29,316
                                                                                     1.310                 27,458
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)............................. 1.959                  1,028
                                                                                     1.719                    265
                                                                                     1.913                  3,716
                                                                                     1.767                 34,761
                                                                                     1.374                 21,182
                                                                                     1.214                 16,045
                                                                                     1.277                 12,960
                                                                                     1.030                  5,966
                                                                                     0.825                  3,087
                                                                                     1.365                  1,316
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2.361                    840
                                                                                     2.140                    287
                                                                                     2.200                    358
                                                                                     2.060                  4,802
                                                                                     1.485                  4,547
                                                                                     1.270                  3,694
                                                                                     1.297                  4,360
                                                                                     1.039                  3,637
                                                                                     0.784                  5,046
                                                                                     1.294                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 1.951                 11,034
                                                                                     1.511                 10,975
                                                                                     1.650                 15,348
                                                                                     1.597                 14,271
                                                                                     1.214                 11,860
                                                                                     1.064                 12,151
                                                                                     1.199                 12,115
                                                                                     1.016                 10,625
                                                                                     0.798                 10,544
                                                                                     1.080                     --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 1.548                     --
                                                                                     1.563                328,174
                                                                                     2.118                315,159
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 0.714                     --
                                                                                     0.671                  2,362
                                                                                     0.634                  2,277
                                                                                     0.465                     --

                GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 2016    4.074
                                                                              2015    4.067
                                                                              2014    3.972
                                                                              2013    3.429
                                                                              2012    2.963
                                                                              2011    3.040
                                                                              2010    2.516
                                                                              2009    1.808
                                                                              2008    3.007
                                                                              2007    2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016    2.532
                                                                              2015    2.614
                                                                              2014    2.519
                                                                              2013    2.359
                                                                              2012    2.112
                                                                              2011    2.041
                                                                              2010    1.827
                                                                              2009    1.350
                                                                              2008    1.676
                                                                              2007    1.589
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016    2.425
                                                                              2015    2.846
                                                                              2014    3.074
                                                                              2013    3.272
                                                                              2012    2.783
                                                                              2011    3.456
                                                                              2010    2.824
                                                                              2009    1.691
                                                                              2008    3.840
                                                                              2007    3.041
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009    0.617
                                                                              2008    1.090
                                                                              2007    0.987
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007    1.365
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016    1.970
                                                                              2015    1.911
                                                                              2014    1.704
                                                                              2013    1.287
                                                                              2012    1.148
                                                                              2011    1.161
                                                                              2010    1.045
                                                                              2009    0.888
                                                                              2008    1.435
                                                                              2007    1.421
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016    1.334
                                                                              2015    1.379
                                                                              2014    1.330
                                                                              2013    1.040
                                                                              2012    0.903
                                                                              2011    1.053
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13).......... 2016   11.887
                                                                              2015   12.190
                                                                              2014   11.303
                                                                              2013   10.803
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *................. 2016    1.665
                                                                              2015    1.783
                                                                              2014    1.776
                                                                              2013    1.358
                                                                              2012    1.166
                                                                              2011    1.298
                                                                              2010    1.097
                                                                              2009    0.879
                                                                              2008    1.269
                                                                              2007    1.325



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............  4.223               218,205
                                                                               4.074               220,059
                                                                               4.067               253,869
                                                                               3.972               271,724
                                                                               3.429               315,831
                                                                               2.963               406,829
                                                                               3.040               494,426
                                                                               2.516               570,598
                                                                               1.808               617,505
                                                                               3.007               680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................  2.611                    --
                                                                               2.532                 9,018
                                                                               2.614                 9,018
                                                                               2.519                 9,018
                                                                               2.359                 7,210
                                                                               2.112                 8,728
                                                                               2.041                15,352
                                                                               1.827                12,783
                                                                               1.350                14,697
                                                                               1.676                 9,769
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07).......  2.677                 4,532
                                                                               2.425                 3,952
                                                                               2.846                 8,913
                                                                               3.074                25,381
                                                                               3.272                13,368
                                                                               2.783                11,908
                                                                               3.456                15,231
                                                                               2.824                12,933
                                                                               1.691                17,589
                                                                               3.840                17,944
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)...............  0.587                    --
                                                                               0.617                30,150
                                                                               1.090                32,511
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)..........  1.433                    --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)..........  2.106                    --
                                                                               1.970                    --
                                                                               1.911                    --
                                                                               1.704                31,757
                                                                               1.287                25,085
                                                                               1.148                31,214
                                                                               1.161                28,934
                                                                               1.045                26,056
                                                                               0.888                23,421
                                                                               1.435                19,575
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)...............  1.435                43,537
                                                                               1.334                37,107
                                                                               1.379               126,505
                                                                               1.330               265,628
                                                                               1.040               258,006
                                                                               0.903               254,455
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13).......... 12.245                    --
                                                                              11.887                    --
                                                                              12.190                    --
                                                                              11.303                    --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................  2.157                42,274
                                                                               1.665                40,396
                                                                               1.783                54,498
                                                                               1.776               117,899
                                                                               1.358               113,154
                                                                               1.166               133,300
                                                                               1.298               151,085
                                                                               1.097               143,498
                                                                               0.879               185,616
                                                                               1.269               152,474

                              GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2016   1.390           1.360                  17,220
                                                                          2015   1.433           1.390                  17,152
                                                                          2014   1.560           1.433                  25,798
                                                                          2013   1.325           1.560                  64,389
                                                                          2012   1.151           1.325                  72,131
                                                                          2011   1.306           1.151                  84,500
                                                                          2010   1.187           1.306                  67,115
                                                                          2009   0.914           1.187                  76,705
                                                                          2008   1.607           0.914                  85,883
                                                                          2007   1.527           1.607                  55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   2.398           2.601                      --
                                                                          2012   2.301           2.398                  75,156
                                                                          2011   2.457           2.301                  75,624
                                                                          2010   2.019           2.457                  83,337
                                                                          2009   1.492           2.019                 100,690
                                                                          2008   1.085           1.492                 100,242
                                                                          2007   1.222           1.085                      --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2016   1.298           1.173                   7,289
                                                                          2015   1.385           1.298                   7,289
                                                                          2014   1.389           1.385                   9,903
                                                                          2013   1.012           1.389                  51,655
                                                                          2012   0.938           1.012                  40,501
                                                                          2011   1.021           0.938                  46,266
                                                                          2010   0.783           1.021                  45,006
                                                                          2009   0.504           0.783                  43,628
                                                                          2008   0.907           0.504                  36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.850           0.956                      --
                                                                          2011   0.870           0.850               1,216,956
                                                                          2010   0.803           0.870               1,393,892
                                                                          2009   0.565           0.803               1,500,889
                                                                          2008   1.007           0.565               1,805,287
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2016   1.473           1.461                 290,593
                                                                          2015   1.432           1.473                 316,633
                                                                          2014   1.417           1.432                 500,027
                                                                          2013   1.126           1.417                 501,373
                                                                          2012   0.939           1.126                 549,562
                                                                          2011   1.037           0.939                 730,186
                                                                          2010   0.904           1.037               1,097,209
                                                                          2009   0.652           0.904               1,526,194
                                                                          2008   1.108           0.652               1,630,843
                                                                          2007   1.055           1.108               1,593,176
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.436           1.421                   1,370
                                                                          2015   1.400           1.436                   1,370
                                                                          2014   1.388           1.400                   1,370
                                                                          2013   1.106           1.388                  58,801
                                                                          2012   0.925           1.106                  47,746
                                                                          2011   1.023           0.925                  45,722
                                                                          2010   0.894           1.023                  41,501
                                                                          2009   0.648           0.894                  37,899
                                                                          2008   1.104           0.648                  37,390
                                                                          2007   1.053           1.104                  24,182
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2016   1.291           1.340                      31
                                                                          2015   1.347           1.291                      31
                                                                          2014   1.323           1.347                   8,113
                                                                          2013   1.472           1.323                   9,209
                                                                          2012   1.364           1.472                   5,411
                                                                          2011   1.240           1.364                   1,650
                                                                          2010   1.163           1.240                   8,354
                                                                          2009   0.995           1.163                   2,466
                                                                          2008   1.080           0.995                      --
                                                                          2007   1.018           1.080                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.871           1.895                  74,772
                                                                          2015   1.895           1.871                  70,555
                                                                          2014   1.843           1.895                  73,990
                                                                          2013   1.903           1.843                 294,287
                                                                          2012   1.765           1.903                 342,357
                                                                          2011   1.733           1.765                 380,614
                                                                          2010   1.623           1.733                 382,898
                                                                          2009   1.453           1.623                 327,323

               GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2016    2.138
                                                                            2015    2.164
                                                                            2014    1.972
                                                                            2013    1.502
                                                                            2012    1.376
                                                                            2011    1.460
                                                                            2010    1.273
                                                                            2009    1.041
                                                                            2008    1.570
                                                                            2007    1.515
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................... 2007    1.118
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2016    2.415
                                                                            2015    2.479
                                                                            2014    2.401
                                                                            2013    2.395
                                                                            2012    2.174
                                                                            2011    2.125
                                                                            2010    1.920
                                                                            2009    1.461
                                                                            2008    1.658
                                                                            2007    1.576
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13).................. 2016   11.248
                                                                            2015   11.540
                                                                            2014   10.761
                                                                            2013   10.216
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2016    1.459
                                                                            2015    1.533
                                                                            2014    1.371
                                                                            2013    1.038
                                                                            2012    0.892
                                                                            2011    0.941
                                                                            2010    0.815
                                                                            2009    0.697
                                                                            2008    1.108
                                                                            2007    1.080
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016    1.650
                                                                            2015    1.732
                                                                            2014    1.585
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.641
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.862
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.348
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.775
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016    2.114
                                                                            2015    2.136
                                                                            2014    2.046
                                                                            2013    2.122
                                                                            2012    2.069
                                                                            2011    1.949
                                                                            2010    1.862
                                                                            2009    1.794
                                                                            2008    1.715
                                                                            2007    1.691
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016    1.880
                                                                            2015    1.893
                                                                            2014    1.791
                                                                            2013    1.828
                                                                            2012    1.723
                                                                            2011    1.638
                                                                            2010    1.531
                                                                            2009    1.417
                                                                            2008    1.487
                                                                            2007    1.417



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06).............................  2.152                    --
                                                                             2.138                22,419
                                                                             2.164                20,553
                                                                             1.972               162,487
                                                                             1.502               158,327
                                                                             1.376               168,628
                                                                             1.460               164,021
                                                                             1.273               157,246
                                                                             1.041                69,902
                                                                             1.570                65,572
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................  1.236                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................  2.478                    --
                                                                             2.415                18,363
                                                                             2.479                36,394
                                                                             2.401                83,835
                                                                             2.395                51,624
                                                                             2.174                59,778
                                                                             2.125                74,688
                                                                             1.920                93,983
                                                                             1.461                92,649
                                                                             1.658                85,230
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13).................. 11.610                    --
                                                                            11.248                    --
                                                                            11.540                    --
                                                                            10.761                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *..........  1.670                38,003
                                                                             1.459                36,683
                                                                             1.533                40,034
                                                                             1.371               100,867
                                                                             1.038                74,605
                                                                             0.892                58,415
                                                                             0.941                52,391
                                                                             0.815                50,742
                                                                             0.697                51,170
                                                                             1.108                66,852
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............  1.890                42,951
                                                                             1.650                44,509
                                                                             1.732                49,576
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)..........  1.693                    --
 MetLife Investment International Stock Subaccount (Class I) (3/97)........  1.998                    --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96).......  1.408                    --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96).......  1.773                    --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *..........  2.136                 8,348
                                                                             2.114                 7,456
                                                                             2.136                58,663
                                                                             2.046               103,637
                                                                             2.122                97,107
                                                                             2.069                94,698
                                                                             1.949                87,113
                                                                             1.862                74,362
                                                                             1.794                61,878
                                                                             1.715                70,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).....................  1.913                48,424
                                                                             1.880                65,715
                                                                             1.893               124,919
                                                                             1.791               157,458
                                                                             1.828               149,848
                                                                             1.723               172,061
                                                                             1.638               200,641
                                                                             1.531               276,815
                                                                             1.417               253,364
                                                                             1.487               280,087

                              GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.814           1.792                 110,271
                                                                         2015   1.729           1.814                 122,351
                                                                         2014   1.609           1.729                 229,542
                                                                         2013   1.214           1.609                 470,785
                                                                         2012   1.076           1.214                 484,756
                                                                         2011   1.197           1.076                 511,043
                                                                         2010   1.012           1.197                 522,827
                                                                         2009   0.802           1.012                 568,871
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)......... 2009   2.027           2.110                      --
                                                                         2008   3.130           2.027                      --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.646           1.918                      --
                                                                         2015   1.777           1.646                      --
                                                                         2014   1.641           1.777                   4,093
                                                                         2013   1.262           1.641                  10,872
                                                                         2012   1.122           1.262                   3,983
                                                                         2011   1.114           1.122                   2,090
                                                                         2010   1.036           1.114                      --
                                                                         2009   0.945           1.036                      --
                                                                         2008   1.384           0.945                      --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   1.132           1.122                  27,483
                                                                         2015   1.147           1.132                  12,211
                                                                         2014   1.162           1.147                  12,378
                                                                         2013   1.177           1.162                  72,962
                                                                         2012   1.193           1.177                  97,700
                                                                         2011   1.208           1.193                 101,778
                                                                         2010   1.224           1.208                  82,960
                                                                         2009   1.235           1.224                  59,817
                                                                         2008   1.216           1.235                  69,646
                                                                         2007   1.173           1.216                  47,204
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *......... 2009   0.643           0.636                      --
                                                                         2008   1.089           0.643                 128,473
                                                                         2007   1.148           1.089                 109,318
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.747           0.781                      --
                                                                         2008   1.372           0.747                 588,245
                                                                         2007   1.337           1.372                 544,538
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.426           1.571                      --
                                                                         2012   1.249           1.426                 246,063
                                                                         2011   1.350           1.249                 226,609
                                                                         2010   1.195           1.350                 223,988
                                                                         2009   0.995           1.195                 194,083
                                                                         2008   1.652           0.995                 198,176
                                                                         2007   1.608           1.652                 196,448
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   2.102           2.184                   9,873
                                                                         2015   2.072           2.102                   9,516
                                                                         2014   1.890           2.072                  53,161
                                                                         2013   1.444           1.890                 184,222
                                                                         2012   1.319           1.444                 211,548
                                                                         2011   1.380           1.319                 198,483
                                                                         2010   1.213           1.380                 213,606
                                                                         2009   0.824           1.213                 209,357
                                                                         2008   1.538           0.824                 214,108
                                                                         2007   1.294           1.538                 197,240
 MSF Jennison Growth Subaccount (Class A) (4/12)........................ 2016   1.464           1.447                 381,101
                                                                         2015   1.339           1.464                 384,929
                                                                         2014   1.244           1.339                 988,466
                                                                         2013   0.919           1.244               1,020,172
                                                                         2012   0.950           0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2012   0.844           0.962                      --
                                                                         2011   0.853           0.844                  39,416
                                                                         2010   0.776           0.853                  59,441
                                                                         2009   0.563           0.776                  59,653
                                                                         2008   0.849           0.563                  65,120

                 GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2016    2.428
                                                                                 2015    2.398
                                                                                 2014    2.197
                                                                                 2013    1.846
                                                                                 2012    1.664
                                                                                 2011    1.624
                                                                                 2010    1.501
                                                                                 2009    1.296
                                                                                 2008    1.746
                                                                                 2007    1.729
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016    1.731
                                                                                 2015    1.712
                                                                                 2014    1.568
                                                                                 2013    1.188
                                                                                 2012    1.067
                                                                                 2011    1.126
                                                                                 2010    1.019
                                                                                 2009    0.782
                                                                                 2008    1.264
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011    0.974
                                                                                 2010    0.853
                                                                                 2009    0.657
                                                                                 2008    1.118
                                                                                 2007    1.097
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016    1.368
                                                                                 2015    1.394
                                                                                 2014    1.352
                                                                                 2013    1.313
                                                                                 2012    1.219
                                                                                 2011    1.196
                                                                                 2010    1.101
                                                                                 2009    0.925
                                                                                 2008    1.095
                                                                                 2007    1.051
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).................... 2016    1.397
                                                                                 2015    1.431
                                                                                 2014    1.382
                                                                                 2013    1.262
                                                                                 2012    1.147
                                                                                 2011    1.150
                                                                                 2010    1.044
                                                                                 2009    0.856
                                                                                 2008    1.105
                                                                                 2007    1.069
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).................... 2016    1.407
                                                                                 2015    1.444
                                                                                 2014    1.393
                                                                                 2013    1.196
                                                                                 2012    1.070
                                                                                 2011    1.099
                                                                                 2010    0.984
                                                                                 2009    0.788
                                                                                 2008    1.118
                                                                                 2007    1.086
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).................... 2016    1.398
                                                                                 2015    1.441
                                                                                 2014    1.387
                                                                                 2013    1.130
                                                                                 2012    0.992
                                                                                 2011    1.045
                                                                                 2010    0.923
                                                                                 2009    0.724
                                                                                 2008    1.131
                                                                                 2007    1.103
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).................... 2016   26.269
                                                                                 2015   27.345
                                                                                 2014   25.366
                                                                                 2013   21.771



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................  2.564                153,777
                                                                                  2.428                157,515
                                                                                  2.398                273,645
                                                                                  2.197                355,932
                                                                                  1.846                430,541
                                                                                  1.664                459,023
                                                                                  1.624                573,368
                                                                                  1.501                739,755
                                                                                  1.296                355,777
                                                                                  1.746                349,898
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08).......  1.834                 93,930
                                                                                  1.731                 62,785
                                                                                  1.712                209,348
                                                                                  1.568                454,461
                                                                                  1.188                443,884
                                                                                  1.067                410,888
                                                                                  1.126                423,913
                                                                                  1.019                417,916
                                                                                  0.782                408,659
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................  1.057                     --
                                                                                  0.974                297,464
                                                                                  0.853                235,664
                                                                                  0.657                230,643
                                                                                  1.118                182,529
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)....................  1.411                 13,036
                                                                                  1.368                 12,493
                                                                                  1.394                317,331
                                                                                  1.352                400,895
                                                                                  1.313                487,443
                                                                                  1.219                416,019
                                                                                  1.196                351,068
                                                                                  1.101                332,614
                                                                                  0.925                 59,992
                                                                                  1.095                 36,688
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)....................  1.463                 55,340
                                                                                  1.397                 52,798
                                                                                  1.431                 43,908
                                                                                  1.382                498,423
                                                                                  1.262                476,914
                                                                                  1.147                313,840
                                                                                  1.150                265,434
                                                                                  1.044                142,450
                                                                                  0.856                102,061
                                                                                  1.105                 71,310
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)....................  1.488                137,533
                                                                                  1.407                195,829
                                                                                  1.444                393,374
                                                                                  1.393              1,759,331
                                                                                  1.196              1,496,215
                                                                                  1.070              1,453,446
                                                                                  1.099              2,025,755
                                                                                  0.984              1,525,132
                                                                                  0.788                853,929
                                                                                  1.118                518,236
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)....................  1.492                 22,182
                                                                                  1.398                 27,144
                                                                                  1.441                 60,968
                                                                                  1.387                352,449
                                                                                  1.130                253,815
                                                                                  0.992                221,593
                                                                                  1.045                195,363
                                                                                  0.923                128,468
                                                                                  0.724                 88,977
                                                                                  1.131                 49,754
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).................... 31.137                     --
                                                                                 26.269                     --
                                                                                 27.345                     --
                                                                                 25.366                     --

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2016   3.149           3.471                 224,898
                                                                        2015   3.152           3.149                 254,756
                                                                        2014   2.817           3.152                 678,934
                                                                        2013   2.161           2.817                 771,828
                                                                        2012   1.891           2.161                 735,441
                                                                        2011   1.881           1.891                 891,119
                                                                        2010   1.659           1.881               1,554,435
                                                                        2009   1.331           1.659               1,822,506
                                                                        2008   2.144           1.331               1,837,935
                                                                        2007   2.161           2.144               1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2016   2.886           3.104                 154,716
                                                                        2015   2.934           2.886                 178,276
                                                                        2014   2.741           2.934                 254,576
                                                                        2013   2.339           2.741                 592,698
                                                                        2012   2.128           2.339                 604,644
                                                                        2011   2.109           2.128                 664,709
                                                                        2010   1.945           2.109                 769,355
                                                                        2009   1.665           1.945                 804,617
                                                                        2008   2.171           1.665                 837,337
                                                                        2007   2.111           2.171                 807,111
 MSF MFS(R) Value Subaccount (Class A) (4/06).......................... 2016   2.171           2.452                  53,541
                                                                        2015   2.203           2.171                  64,739
                                                                        2014   2.014           2.203                  94,730
                                                                        2013   1.503           2.014                 247,754
                                                                        2012   1.306           1.503                   2,442
                                                                        2011   1.312           1.306                  15,183
                                                                        2010   1.193           1.312                  15,688
                                                                        2009   1.000           1.193                   2,671
                                                                        2008   1.501           1.000                   2,953
                                                                        2007   1.413           1.501                   2,337
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *................. 2016   1.678           1.679                  14,891
                                                                        2015   1.719           1.678                  14,452
                                                                        2014   1.853           1.719                  34,314
                                                                        2013   1.540           1.853                  49,477
                                                                        2012   1.319           1.540                  51,778
                                                                        2011   1.527           1.319                  54,300
                                                                        2010   1.430           1.527                  66,861
                                                                        2009   1.126           1.430                  69,826
                                                                        2008   1.969           1.126                  58,762
                                                                        2007   2.017           1.969                  53,552
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.212           3.763                   1,507
                                                                        2015   3.236           3.212                   1,507
                                                                        2014   3.278           3.236                  37,033
                                                                        2013   2.619           3.278                  72,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *.............. 2016   2.622           3.139                  43,771
                                                                        2015   2.775           2.622                  42,551
                                                                        2014   2.676           2.775                  67,244
                                                                        2013   1.957           2.676                  69,787
                                                                        2012   1.704           1.957                  66,734
                                                                        2011   1.800           1.704                  76,687
                                                                        2010   1.437           1.800                 102,370
                                                                        2009   1.155           1.437                 120,346
                                                                        2008   1.760           1.155                 118,331
                                                                        2007   1.811           1.760                 114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2016   2.616           2.622                     767
                                                                        2015   2.398           2.616                      --
                                                                        2014   2.233           2.398                   2,058
                                                                        2013   1.630           2.233                  33,363
                                                                        2012   1.392           1.630                  24,842
                                                                        2011   1.429           1.392                  17,990
                                                                        2010   1.240           1.429                  15,781
                                                                        2009   0.878           1.240                  11,048
                                                                        2008   1.437           0.878                      --

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016    3.179
                                                                                   2015    3.143
                                                                                   2014    2.986
                                                                                   2013    2.098
                                                                                   2012    1.834
                                                                                   2011    1.831
                                                                                   2010    1.378
                                                                                   2009    1.007
                                                                                   2008    1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007    2.132
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 2016   32.257
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016    1.968
                                                                                   2015    1.979
                                                                                   2014    1.948
                                                                                   2013    1.985
                                                                                   2012    1.942
                                                                                   2011    1.862
                                                                                   2010    1.780
                                                                                   2009    1.726
                                                                                   2008    1.752
                                                                                   2007    1.699
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007    0.993
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009    1.401
                                                                                   2008    1.355
                                                                                   2007    1.262
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008    0.980
                                                                                   2007    0.900
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007    1.417
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007    1.978
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96).................... 2016    2.467
                                                                                   2015    2.543
                                                                                   2014    2.357
                                                                                   2013    2.012
                                                                                   2012    1.841
                                                                                   2011    1.865
                                                                                   2010    1.685
                                                                                   2009    1.390
                                                                                   2008    1.882
                                                                                   2007    1.720
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................... 2009    1.044
                                                                                   2008    1.648
                                                                                   2007    1.709
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 2009    0.562
                                                                                   2008    1.000
                                                                                   2007    0.901
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)................................. 2016    2.210
                                                                                   2015    2.505
                                                                                   2014    2.430
                                                                                   2013    2.145
                                                                                   2012    1.906
                                                                                   2011    2.082
                                                                                   2010    1.799
                                                                                   2009    1.138
                                                                                   2008    2.079
                                                                                   2007    2.121



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...................  3.498                49,882
                                                                                    3.179                52,390
                                                                                    3.143                65,616
                                                                                    2.986               149,571
                                                                                    2.098               143,990
                                                                                    1.834               157,641
                                                                                    1.831               176,999
                                                                                    1.378               163,816
                                                                                    1.007               171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).........  2.216                    --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 33.513                 1,967
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *.......  1.971                38,890
                                                                                    1.968                37,136
                                                                                    1.979               184,771
                                                                                    1.948               195,372
                                                                                    1.985               200,692
                                                                                    1.942               205,750
                                                                                    1.862               212,057
                                                                                    1.780               238,592
                                                                                    1.726               250,086
                                                                                    1.752               244,047
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)..................  1.014                    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)..................  1.449                    --
                                                                                    1.401               260,317
                                                                                    1.355               131,730
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)..........................  0.910                    --
                                                                                    0.980                24,709
 Putnam VT International Equity Subaccount (Class IB) (7/01)......................  1.535                    --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)...........................  2.114                    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)....................  2.587                 5,501
                                                                                    2.467                57,560
                                                                                    2.543               272,852
                                                                                    2.357               315,666
                                                                                    2.012               314,990
                                                                                    1.841               319,925
                                                                                    1.865               659,896
                                                                                    1.685               680,013
                                                                                    1.390               679,310
                                                                                    1.882               769,082
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...............................  1.014                    --
                                                                                    1.044                27,906
                                                                                    1.648                26,405
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)...........................  0.577                    --
                                                                                    0.562                34,977
                                                                                    1.000                48,019
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98).................................  2.364                    --
                                                                                    2.210                 2,340
                                                                                    2.505                 2,058
                                                                                    2.430                14,089
                                                                                    2.145                11,510
                                                                                    1.906                12,686
                                                                                    2.082                12,521
                                                                                    1.799                12,850
                                                                                    1.138                 9,344
                                                                                    2.079                 9,954


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.

1

                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed:



                       FORMER NAME                                                NEW NAME
--------------------------------------------------------- -------------------------------------------------------
MET INVESTORS SERIES TRUST                                BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio --        Brighthouse/Aberdeen Emerging Markets Equity
  Class A                                                 Portfolio -- Class A
 Met/Wellington Large Cap Research Portfolio -- Class E   Brighthouse/Wellington Large Cap Research Portfolio --
                                                          Class E
 MetLife Asset Allocation 100 Portfolio -- Class B        Brighthouse Asset Allocation 100 Portfolio -- Class B
 MetLife Small Cap Value Portfolio -- Class B             Brighthouse Small Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND                                  BRIGHTHOUSE FUNDS TRUST II
 Barclays Aggregate Bond Index Portfolio -- Class A       MetLife Aggregate Bond Index Portfolio -- Class A
 Met/Wellington Balanced Portfolio -- Class A             Brighthouse/Wellington Balanced Portfolio -- Class A
 Met/Wellington Core Equity Opportunities Portfolio --    Brighthouse/Wellington Core Equity Opportunities
  Class A                                                 Portfolio -- Class A
 MetLife Asset Allocation 20 Portfolio -- Class B         Brighthouse Asset Allocation 20 Portfolio -- Class B
 MetLife Asset Allocation 40 Portfolio -- Class B         Brighthouse Asset Allocation 40 Portfolio -- Class B
 MetLife Asset Allocation 60 Portfolio -- Class B         Brighthouse Asset Allocation 60 Portfolio -- Class B
 MetLife Asset Allocation 80 Portfolio -- Class B         Brighthouse Asset Allocation 80 Portfolio -- Class B
 MSCI EAFE(R) Index Portfolio -- Class A                  MetLife MSCI EAFE(R) Index Portfolio -- Class A
 Russell 2000(R) Index Portfolio -- Class A               MetLife Russell 2000(R) Index Portfolio -- Class A

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES



            SERIES FUND/TRUST                    PORTFOLIO/SERIES                    MARKETING NAME
----------------------------------------- ------------------------------ -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Enterprise Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio
                                                                         Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio


                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value


Advertisement of the Separate Account


Taxes

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.



Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 16

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Ultra-Short Term Bond Portfolio


   o   MetLife Aggregate Bond Index Portfolio

   o   Western Asset Core Plus VIT Portfolio


   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management Strategic Bond Opportunities Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                   APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                                  GOLD TRACK
                               GOLD TRACK SELECT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2017



                                      FOR



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   ISSUED BY



                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1,

2017. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200,

West Des Moines, IA 50266, or by calling 1-800-842-9406, or by accessing the

Securities and Exchange Commission's website at http://www.sec.gov.
                                                ------------------

The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by Brighthouse Life Insurance Company ("we", "our", or the "Company").




























                                                                 BLIC-Book-15-16

                               TABLE OF CONTENTS



                                                                                    PAGE
                                                                                   -----
THE INSURANCE COMPANY.............................................................    2
SERVICES..........................................................................    3
PRINCIPAL UNDERWRITER.............................................................    3
CUSTODIAN.........................................................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT.................................    3
CALCULATION OF ANNUITY UNIT VALUE.................................................    5
ADVERTISEMENT OF THE SEPARATE ACCOUNT.............................................    5
TAXES.............................................................................    7
   Qualified Annuity Contracts....................................................    7
   Types of Qualified Plans.......................................................    7
   ERISA..........................................................................    8
   Federal Estate Taxes...........................................................    9
   Generation-Skipping Transfer Tax...............................................    9
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......    9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    9
CONDENSED FINANCIAL INFORMATION -- Gold Track.....................................   10
CONDENSED FINANCIAL INFORMATION -- Gold Track Select BLIC.........................   49
FINANCIAL STATEMENTS..............................................................  106

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

    o MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

       o MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

    o MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

    o MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

       o MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



                                    SERVICES

FASCore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to Us in connection with Our administration of the Gold Track Select Contract. Fascore is not affiliated with Us, the Separate Account or any of Our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each Plan account under the Contract. Fascore also charges Us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.

The following table shows the amount of recordkeeping fees paid to Fascore over the past three years:



              RECORDKEEPING FEES PAID
                 TO FASCORE BY THE
    YEAR              COMPANY
------------ ------------------------
 2016........$4,565,301
 2015........$1,476,309
 2014........$1,666,911


                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is affiliated with the Company and the Separate Account.



                                   CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2016........$568,161,672                    $0
 2015........$568,720,128                    $0
 2014........$ 43,885,979                    $0



The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products.

MLIDC or the Company paid the following amounts during 2016. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2016 is $0*. The amount of commissions paid to selected broker-dealer firms during 2016 is $37,563. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2016 is $37,563*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) and Metropolitan Life Insurance Company.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2016 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)


                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.


Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I (prior to March 6, 2017, known as Met Investors Series Trust), Brighthouse Funds Trust II (prior to March 6, 2017, known as Metropolitan Series Fund), American Funds Insurance Series(Reg. TM), Delaware VIP(Reg. TM) Trust, Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.


Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Delaware VIP(Reg. TM) Trust, Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.


Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

Additional information regarding 457(b) plans


A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch-up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch-up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:


     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  401(k)                    $18,000                 $6,000
  401(a)                      (Employer contributions only)
  403(b) (TSA)              $18,000                 $6,000
  457(b)                    $18,000                 $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that annual plan contributions do not to exceed the greater of $54,000 or 25% of an employee's compensation for 2017.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                       CONDENSED FINANCIAL INFORMATION --
                                   Gold Track
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)............................... 2007   2.172       2.293            --
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................................... 2007   1.086       1.166            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)....................... 2008   0.917       0.877            --
                                                                                      2007   0.793       0.917       128,916
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................ 2016   2.477       2.472        31,530
                                                                                      2015   2.335       2.477        43,723
                                                                                      2014   2.300       2.335        31,946
                                                                                      2013   1.795       2.300        58,786
                                                                                      2012   1.476       1.795        43,491
                                                                                      2011   1.633       1.476        61,935
                                                                                      2010   1.473       1.633        68,332
                                                                                      2009   1.044       1.473        69,361
                                                                                      2008   1.644       1.044       120,682
 American Funds Growth Subaccount (Class 2) (4/08)................................... 2016   2.268       2.464        85,980
                                                                                      2015   2.140       2.268        98,665
                                                                                      2014   1.988       2.140        74,500
                                                                                      2013   1.540       1.988        80,589
                                                                                      2012   1.317       1.540       182,911
                                                                                      2011   1.387       1.317       253,411
                                                                                      2010   1.178       1.387       233,275
                                                                                      2009   0.852       1.178       222,115
                                                                                      2008   1.467       0.852       167,479
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................ 2016   1.994       2.206        95,257
                                                                                      2015   1.981       1.994       138,456
                                                                                      2014   1.805       1.981        94,409
                                                                                      2013   1.363       1.805       101,424
                                                                                      2012   1.170       1.363       108,938
                                                                                      2011   1.201       1.170       118,697
                                                                                      2010   1.086       1.201       135,008
                                                                                      2009   0.834       1.086       123,680
                                                                                      2008   1.298       0.834        97,490
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)............................. 2007   3.040       3.193            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.388       1.332            --
                                                                                      2007   1.306       1.388     4,769,937
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.691       1.601            --
                                                                                      2007   1.917       1.691     1,694,486
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (10/96)....................... 2007   1.744       1.830            --
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2016   2.601       2.779       550,225
                                                                                      2015   2.611       2.601       553,711
                                                                                      2014   2.357       2.611       510,921
                                                                                      2013   1.814       2.357       745,118
                                                                                      2012   1.575       1.814       873,350
                                                                                      2011   1.633       1.575       979,830
                                                                                      2010   1.408       1.633     1,034,999
                                                                                      2009   1.048       1.408     1,169,601
                                                                                      2008   1.842       1.048     1,169,357
                                                                                      2007   1.583       1.842     1,010,307
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.241       2.282        13,751

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.236       2.241        39,899
                                                                              2014   2.037       2.236        39,899
                                                                              2013   1.485       2.037        38,801
                                                                              2012   1.225       1.485        31,972
                                                                              2011   1.270       1.225        26,834
                                                                              2010   1.085       1.270        40,243
                                                                              2009   0.805       1.085        39,370
                                                                              2008   1.384       0.805        43,976
                                                                              2007   1.307       1.384        37,548
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)............... 2016   2.985       3.495         1,424
                                                                              2015   3.133       2.985         1,424
                                                                              2014   2.905       3.133            --
                                                                              2013   2.285       2.905            --
                                                                              2012   1.964       2.285            --
                                                                              2011   1.960       1.964            --
                                                                              2010   1.716       1.960            --
                                                                              2009   1.329       1.716            --
                                                                              2008   2.335       1.329            --
                                                                              2007   2.319       2.335            79
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)...................... 2008   2.175       2.001            --
                                                                              2007   1.727       2.175           142
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)................. 2016   1.853       2.107            --
                                                                              2015   1.939       1.853            --
                                                                              2014   1.932       1.939            --
                                                                              2013   1.838       1.932            --
                                                                              2012   1.622       1.838            --
                                                                              2011   1.572       1.622            --
                                                                              2010   1.392       1.572            --
                                                                              2009   0.975       1.392            --
                                                                              2008   1.310       0.975            --
                                                                              2007   1.284       1.310            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   3.439       3.818     2,292,552
                                                                              2015   3.524       3.439     1,997,561
                                                                              2014   3.350       3.524     1,412,479
                                                                              2013   2.486       3.350       792,885
                                                                              2012   2.187       2.486       673,835
                                                                              2011   2.473       2.187       824,587
                                                                              2010   1.939       2.473       926,233
                                                                              2009   1.399       1.939       868,005
                                                                              2008   2.334       1.399       778,711
                                                                              2007   2.040       2.334       682,204
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2016   1.584       1.845        83,836
                                                                              2015   1.986       1.584        76,776
                                                                              2014   2.185       1.986        62,998
                                                                              2013   2.223       2.185        49,596
                                                                              2012   1.980       2.223        46,457
                                                                              2011   2.372       1.980        40,539
                                                                              2010   2.034       2.372        34,292
                                                                              2009   1.188       2.034        15,493
                                                                              2008   2.532       1.188        13,032
                                                                              2007   1.982       2.532        63,148
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2016   1.564       1.663        94,069
                                                                              2015   1.686       1.564        46,778
                                                                              2014   1.913       1.686        36,844
                                                                              2013   1.568       1.913        57,348
                                                                              2012   1.337       1.568       100,488
                                                                              2011   1.508       1.337        90,811
                                                                              2010   1.402       1.508        95,027
                                                                              2009   1.032       1.402       111,986
                                                                              2008   1.744       1.032        41,486
                                                                              2007   1.523       1.744        47,238
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)....... 2007   2.497       2.649            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)................... 2016   2.243       2.494       162,255

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.179       2.243       139,437
                                                                                  2014   1.957       2.179       115,764
                                                                                  2013   1.494       1.957       178,610
                                                                                  2012   1.287       1.494       113,604
                                                                                  2011   1.319       1.287       117,567
                                                                                  2010   1.060       1.319       144,776
                                                                                  2009   0.740       1.060       126,535
                                                                                  2008   1.328       0.740        96,775
                                                                                  2007   1.099       1.328       163,043
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2016   1.186       1.198        26,963
                                                                                  2015   1.227       1.186        38,545
                                                                                  2014   1.154       1.227        38,135
                                                                                  2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
                                                                                  2007   0.965       1.046       185,888
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.221       2.230       574,035
                                                                                  2015   2.279       2.221       705,331
                                                                                  2014   1.908       2.279       666,380
                                                                                  2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
                                                                                  2007   1.103       1.111     1,861,761
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.675       1.688            --
                                                                                  2013   1.278       1.675       946,918
                                                                                  2012   1.120       1.278       997,587
                                                                                  2011   1.204       1.120     1,014,699
                                                                                  2010   1.041       1.204     1,134,861
                                                                                  2009   0.811       1.041     1,279,307
                                                                                  2008   1.289       0.811     1,554,778
                                                                                  2007   1.339       1.289     1,950,355
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.154       2.457        75,631
                                                                                  2015   2.269       2.154        80,751
                                                                                  2014   2.013       2.269        94,436
                                                                                  2013   1.612       2.013        52,484
                                                                                  2012   1.422       1.612        61,448
                                                                                  2011   1.329       1.422        57,718
                                                                                  2010   1.193       1.329        87,789
                                                                                  2009   0.979       1.193       111,247
                                                                                  2008   1.518       0.979        35,053
                                                                                  2007   1.503       1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2016   3.188       3.397       626,125
                                                                                  2015   2.927       3.188       641,175
                                                                                  2014   2.589       2.927       656,217
                                                                                  2013   1.893       2.589       702,521
                                                                                  2012   1.586       1.893       737,333
                                                                                  2011   1.609       1.586       760,582
                                                                                  2010   1.477       1.609       832,798
                                                                                  2009   1.045       1.477       933,239
                                                                                  2008   1.680       1.045     1,050,989
                                                                                  2007   1.609       1.680     1,277,043
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.943       3.299       307,758
                                                                                  2015   3.054       2.943       315,224
                                                                                  2014   2.756       3.054       374,090
                                                                                  2013   2.099       2.756       401,938
                                                                                  2012   1.816       2.099       403,735
                                                                                  2011   1.744       1.816       424,412
                                                                                  2010   1.606       1.744       418,389
                                                                                  2009   1.300       1.606       399,546
                                                                                  2008   2.036       1.300       403,502
                                                                                  2007   1.976       2.036       473,560
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2016   2.381       2.499        89,659

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.509
                                                                                           2014   2.431
                                                                                           2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2016   2.514
                                                                                           2015   2.504
                                                                                           2014   2.532
                                                                                           2013   2.337
                                                                                           2012   1.999
                                                                                           2011   1.968
                                                                                           2010   1.701
                                                                                           2009   1.072
                                                                                           2008   1.543
                                                                                           2007   1.551
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045
                                                                                           2010   0.965
                                                                                           2009   0.828
                                                                                           2008   1.059
                                                                                           2007   1.054
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.382
                                                                                           2009   1.390
                                                                                           2008   1.365
                                                                                           2007   1.312
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.194
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.874
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.561
                                                                                           2007   2.434
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2016   2.453
                                                                                           2015   2.566
                                                                                           2014   2.498
                                                                                           2013   2.292
                                                                                           2012   1.976
                                                                                           2011   1.941
                                                                                           2010   1.683
                                                                                           2009   1.152
                                                                                           2008   1.530
                                                                                           2007   1.563
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.245
                                                                                           2015   1.270
                                                                                           2014   1.126
                                                                                           2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
                                                                                           2007   1.227
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.871



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.381       110,129
                                                                                           2.509        94,379
                                                                                           2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.607        97,577
                                                                                           2.514        92,729
                                                                                           2.504        93,121
                                                                                           2.532       100,217
                                                                                           2.337       106,077
                                                                                           1.999       110,910
                                                                                           1.968       126,578
                                                                                           1.701       296,572
                                                                                           1.072       178,560
                                                                                           1.543       183,374
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --
                                                                                           1.045        43,466
                                                                                           0.965        59,069
                                                                                           0.828            --
                                                                                           1.059            --
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.378            --
                                                                                           1.382       126,643
                                                                                           1.390        84,653
                                                                                           1.365        56,007
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.308            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.975            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.475            --
                                                                                           2.561       398,951
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.784     1,255,905
                                                                                           2.453     1,064,018
                                                                                           2.566       793,569
                                                                                           2.498       275,613
                                                                                           2.292       272,317
                                                                                           1.976       276,989
                                                                                           1.941       419,238
                                                                                           1.683       438,838
                                                                                           1.152       494,734
                                                                                           1.530       582,243
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.249     2,155,624
                                                                                           1.245     1,922,454
                                                                                           1.270     1,385,560
                                                                                           1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
                                                                                           1.037       743,345
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.042            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2016   4.351
                                                                                           2015   4.559
                                                                                           2014   4.030
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2016   1.573
                                                                                           2015   1.652
                                                                                           2014   1.399
                                                                                           2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.340
                                                                                           2015   1.360
                                                                                           2014   1.293
                                                                                           2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.343
                                                                                           2015   1.364
                                                                                           2014   1.293
                                                                                           2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.315
                                                                                           2015   1.335
                                                                                           2014   1.268
                                                                                           2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2016   2.496
                                                                                           2015   2.629
                                                                                           2014   2.805
                                                                                           2013   2.162
                                                                                           2012   1.683
                                                                                           2011   1.972
                                                                                           2010   1.704
                                                                                           2009   1.105
                                                                                           2008   1.771
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2016   1.822
                                                                                           2015   2.018
                                                                                           2014   1.855
                                                                                           2013   1.435
                                                                                           2012   1.261
                                                                                           2011   1.320
                                                                                           2010   1.060
                                                                                           2009   0.845
                                                                                           2008   1.277
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2016   2.256



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.445     1,082,050
                                                                                           4.351     1,007,649
                                                                                           4.559       706,102
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.602       456,779
                                                                                           1.573       472,233
                                                                                           1.652       323,261
                                                                                           1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.433       284,030
                                                                                           1.340       483,542
                                                                                           1.360       377,550
                                                                                           1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.452       229,452
                                                                                           1.343       292,574
                                                                                           1.364       237,818
                                                                                           1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.396        23,518
                                                                                           1.315        18,467
                                                                                           1.335        18,683
                                                                                           1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.684            --
                                                                                           2.496            --
                                                                                           2.629            --
                                                                                           2.805            --
                                                                                           2.162            --
                                                                                           1.683            --
                                                                                           1.972            --
                                                                                           1.704            --
                                                                                           1.105            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2.087       128,001
                                                                                           1.822       132,669
                                                                                           2.018       126,472
                                                                                           1.855       146,908
                                                                                           1.435       149,033
                                                                                           1.261       264,062
                                                                                           1.320       191,893
                                                                                           1.060       181,879
                                                                                           0.845       127,758
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.500        65,217

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.306       2.256        58,880
                                                                              2014   2.149       2.306        30,303
                                                                              2013   1.541       2.149         6,791
                                                                              2012   1.311       1.541         2,378
                                                                              2011   1.333       1.311           978
                                                                              2010   1.063       1.333           167
                                                                              2009   0.798       1.063            --
                                                                              2008   1.224       0.798            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................... 2016   1.586       2.059        61,478
                                                                              2015   1.724       1.586        48,383
                                                                              2014   1.661       1.724        31,396
                                                                              2013   1.256       1.661        19,560
                                                                              2012   1.095       1.256        13,741
                                                                              2011   1.228       1.095         6,118
                                                                              2010   1.036       1.228         2,457
                                                                              2009   0.809       1.036            --
                                                                              2008   1.085       0.809            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   1.662       1.648            --
                                                                              2008   2.241       1.662     1,402,647
                                                                              2007   2.124       2.241     1,802,979
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011   0.689       0.734            --
                                                                              2010   0.647       0.689           636
                                                                              2009   0.473       0.647           849
                                                                              2008   0.902       0.473            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 2016   4.485       4.673            --
                                                                              2015   4.456       4.485            --
                                                                              2014   4.329       4.456            --
                                                                              2013   3.719       4.329            --
                                                                              2012   3.197       3.719            --
                                                                              2011   3.264       3.197            --
                                                                              2010   2.688       3.264            --
                                                                              2009   1.922       2.688            --
                                                                              2008   3.181       1.922            --
                                                                              2007   2.632       3.181            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.747       2.838            --
                                                                              2015   2.822       2.747        19,919
                                                                              2014   2.706       2.822         7,606
                                                                              2013   2.522       2.706         3,394
                                                                              2012   2.246       2.522         6,794
                                                                              2011   2.160       2.246         6,125
                                                                              2010   1.924       2.160        25,786
                                                                              2009   1.414       1.924        22,337
                                                                              2008   1.747       1.414        22,931
                                                                              2007   1.648       1.747         6,247
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.643       2.932       163,523
                                                                              2015   3.085       2.643       117,305
                                                                              2014   3.317       3.085       118,246
                                                                              2013   3.512       3.317       135,404
                                                                              2012   2.973       3.512       121,243
                                                                              2011   3.673       2.973       118,155
                                                                              2010   2.986       3.673       163,240
                                                                              2009   1.779       2.986       155,305
                                                                              2008   4.020       1.779       138,295
                                                                              2007   3.173       4.020       197,308
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.641       0.611            --
                                                                              2008   1.127       0.641       796,158
                                                                              2007   1.015       1.127       892,684
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.423       1.496            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.148       2.307       161,188

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.073       2.148       189,924
                                                                               2014   1.839       2.073       218,378
                                                                               2013   1.382       1.839       241,202
                                                                               2012   1.227       1.382       276,003
                                                                               2011   1.234       1.227       335,282
                                                                               2010   1.105       1.234       388,161
                                                                               2009   0.935       1.105       436,974
                                                                               2008   1.503       0.935       412,186
                                                                               2007   1.483       1.503       460,523
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.402       1.516     2,675,982
                                                                               2015   1.442       1.402     2,925,909
                                                                               2014   1.384       1.442     2,945,388
                                                                               2013   1.077       1.384     4,122,273
                                                                               2012   0.930       1.077     4,174,272
                                                                               2011   1.081       0.930     4,009,043
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2016   1.765       2.298       212,308
                                                                               2015   1.880       1.765       196,257
                                                                               2014   1.864       1.880       208,208
                                                                               2013   1.418       1.864       230,924
                                                                               2012   1.212       1.418       308,692
                                                                               2011   1.342       1.212       335,134
                                                                               2010   1.128       1.342       373,183
                                                                               2009   0.900       1.128       381,485
                                                                               2008   1.292       0.900       394,187
                                                                               2007   1.408       1.292       372,815
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.495       1.471       304,285
                                                                               2015   1.535       1.495       464,277
                                                                               2014   1.662       1.535       474,845
                                                                               2013   1.405       1.662       688,149
                                                                               2012   1.214       1.405       835,491
                                                                               2011   1.370       1.214       919,063
                                                                               2010   1.240       1.370       414,854
                                                                               2009   0.950       1.240       567,735
                                                                               2008   1.662       0.950       518,681
                                                                               2007   1.574       1.662       428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.575       2.798            --
                                                                               2012   2.459       2.575       222,135
                                                                               2011   2.612       2.459       226,771
                                                                               2010   2.137       2.612       317,112
                                                                               2009   1.570       2.137       314,630
                                                                               2008   2.470       1.570       335,949
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2016   1.397       1.268         2,699
                                                                               2015   1.483       1.397         2,699
                                                                               2014   1.479       1.483         2,699
                                                                               2013   1.073       1.479         7,753
                                                                               2012   0.990       1.073         6,325
                                                                               2011   1.072       0.990         4,881
                                                                               2010   0.818       1.072        11,229
                                                                               2009   0.524       0.818        13,396
                                                                               2008   0.940       0.524        13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012   0.898       1.011            --
                                                                               2011   0.914       0.898        40,844
                                                                               2010   0.840       0.914        19,688
                                                                               2009   0.588       0.840         3,374
                                                                               2008   1.044       0.588         1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *................. 2016   1.546       1.541         4,087
                                                                               2015   1.496       1.546         4,087
                                                                               2014   1.472       1.496            --
                                                                               2013   1.165       1.472            --
                                                                               2012   0.966       1.165            --
                                                                               2011   1.061       0.966            --
                                                                               2010   0.920       1.061            --
                                                                               2009   0.661       0.920            --
                                                                               2008   1.118       0.661            --
                                                                               2007   1.058       1.118            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08).............. 2016   1.359       1.418     1,566,670

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   1.411       1.359     1,182,973
                                                                            2014   1.378       1.411       810,418
                                                                            2013   1.526       1.378        88,452
                                                                            2012   1.407       1.526        48,917
                                                                            2011   1.273       1.407        38,489
                                                                            2010   1.188       1.273        27,151
                                                                            2009   1.012       1.188           146
                                                                            2008   1.127       1.012            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2016   2.013       2.049       409,320
                                                                            2015   2.029       2.013       400,631
                                                                            2014   1.963       2.029       443,329
                                                                            2013   2.017       1.963       623,867
                                                                            2012   1.861       2.017       746,860
                                                                            2011   1.819       1.861       692,215
                                                                            2010   1.695       1.819       986,894
                                                                            2009   1.513       1.695     1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2016   2.353       2.373            --
                                                                            2015   2.371       2.353       159,524
                                                                            2014   2.150       2.371       165,932
                                                                            2013   1.628       2.150       216,269
                                                                            2012   1.484       1.628       224,371
                                                                            2011   1.568       1.484       268,870
                                                                            2010   1.360       1.568       315,749
                                                                            2009   1.106       1.360       305,700
                                                                            2008   1.660       1.106       285,979
                                                                            2007   1.594       1.660       314,468
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2016   2.659       2.732            --
                                                                            2015   2.715       2.659       117,712
                                                                            2014   2.617       2.715       135,190
                                                                            2013   2.598       2.617       144,065
                                                                            2012   2.346       2.598       204,538
                                                                            2011   2.282       2.346       205,706
                                                                            2010   2.051       2.282       289,517
                                                                            2009   1.553       2.051       343,687
                                                                            2008   1.754       1.553       306,265
                                                                            2007   1.658       1.754       518,301
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2016   8.580       9.869            --
                                                                            2015   8.971       8.580            --
                                                                            2014   7.983       8.971            --
                                                                            2013   6.015       7.983            --
                                                                            2012   5.140       6.015            --
                                                                            2011   5.397       5.140            --
                                                                            2010   4.650       5.397            --
                                                                            2009   3.959       4.650            --
                                                                            2008   5.928       3.959            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016   1.776       2.045       880,760
                                                                            2015   1.855       1.776     1,017,045
                                                                            2014   1.691       1.855       863,161
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.727       1.789            --
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.960       2.112            --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.419       1.488            --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.868       1.874            --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016   2.327       2.363     1,458,344
                                                                            2015   2.340       2.327     1,439,454
                                                                            2014   2.230       2.340     1,589,023
                                                                            2013   2.301       2.230     1,876,784
                                                                            2012   2.232       2.301     2,237,594
                                                                            2011   2.093       2.232     2,438,991
                                                                            2010   1.990       2.093     2,724,405
                                                                            2009   1.907       1.990     3,101,195
                                                                            2008   1.814       1.907     4,013,665
                                                                            2007   1.788       1.814     5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016   2.060       2.107       522,651

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   2.064       2.060       415,905
                                                                         2014   1.943       2.064       269,302
                                                                         2013   1.974       1.943       148,288
                                                                         2012   1.850       1.974       149,519
                                                                         2011   1.750       1.850       144,927
                                                                         2010   1.628       1.750       247,765
                                                                         2009   1.499       1.628       255,792
                                                                         2008   1.565       1.499       265,936
                                                                         2007   1.484       1.565       308,286
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.989       1.975     3,059,241
                                                                         2015   1.887       1.989     3,472,399
                                                                         2014   1.747       1.887     3,768,735
                                                                         2013   1.312       1.747     4,183,212
                                                                         2012   1.156       1.312     4,803,119
                                                                         2011   1.280       1.156     5,248,481
                                                                         2010   1.077       1.280     5,918,628
                                                                         2009   0.851       1.077     6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)......... 2009   2.176       2.268            --
                                                                         2008   3.349       2.176            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.762       2.064       116,682
                                                                         2015   1.893       1.762        58,316
                                                                         2014   1.740       1.893        52,570
                                                                         2013   1.331       1.740        50,695
                                                                         2012   1.177       1.331        86,216
                                                                         2011   1.163       1.177       106,431
                                                                         2010   1.076       1.163        97,332
                                                                         2009   0.977       1.076        94,288
                                                                         2008   1.426       0.977        16,423
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........ 2016   1.317       1.309            --
                                                                         2015   1.328       1.317            --
                                                                         2014   1.338       1.328            --
                                                                         2013   1.349       1.338            --
                                                                         2012   1.360       1.349            --
                                                                         2011   1.371       1.360            --
                                                                         2010   1.378       1.371            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *......... 2009   0.651       0.646            --
                                                                         2008   1.098       0.651        65,305
                                                                         2007   1.154       1.098        65,459
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.791       0.828            --
                                                                         2008   1.446       0.791     6,253,994
                                                                         2007   1.402       1.446     7,813,729
 MSF FI Value Leaders Subaccount (Class D) (4/08)....................... 2013   1.540       1.700            --
                                                                         2012   1.343       1.540     1,164,652
                                                                         2011   1.444       1.343     1,193,551
                                                                         2010   1.272       1.444     1,344,022
                                                                         2009   1.053       1.272     1,524,567
                                                                         2008   1.612       1.053     1,716,197
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   2.291       2.393       330,859
                                                                         2015   2.247       2.291       349,875
                                                                         2014   2.040       2.247       362,268
                                                                         2013   1.550       2.040       416,381
                                                                         2012   1.410       1.550       485,720
                                                                         2011   1.467       1.410       514,795
                                                                         2010   1.284       1.467       570,859
                                                                         2009   0.867       1.284       595,283
                                                                         2008   1.611       0.867       672,349
                                                                         2007   1.349       1.611     1,352,154
 MSF Jennison Growth Subaccount (Class A) (4/12)........................ 2016   1.577       1.567     1,803,672
                                                                         2015   1.435       1.577     1,652,159
                                                                         2014   1.326       1.435     1,001,461
                                                                         2013   0.976       1.326       258,442
                                                                         2012   1.010       0.976        93,273
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2012   0.890       1.020            --
                                                                         2011   0.895       0.890        60,536
                                                                         2010   0.811       0.895       127,942
                                                                         2009   0.586       0.811       131,679
                                                                         2008   0.879       0.586       120,787

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2016   2.673       2.837        918,187
                                                                                 2015   2.627       2.673        867,166
                                                                                 2014   2.395       2.627        766,359
                                                                                 2013   2.002       2.395        781,560
                                                                                 2012   1.796       2.002        863,177
                                                                                 2011   1.744       1.796        970,067
                                                                                 2010   1.604       1.744      1,111,066
                                                                                 2009   1.378       1.604      1,294,596
                                                                                 2008   1.847       1.378             --
                                                                                 2007   1.823       1.847             --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.889       2.011      2,024,362
                                                                                 2015   1.859       1.889      2,135,253
                                                                                 2014   1.694       1.859      2,371,019
                                                                                 2013   1.277       1.694      2,573,273
                                                                                 2012   1.141       1.277      2,888,276
                                                                                 2011   1.198       1.141      3,131,196
                                                                                 2010   1.078       1.198      3,497,472
                                                                                 2009   0.824       1.078      3,633,309
                                                                                 2008   1.327       0.824      3,950,051
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011   0.998       1.085             --
                                                                                 2010   0.870       0.998      4,286,903
                                                                                 2009   0.667       0.870      4,106,955
                                                                                 2008   1.129       0.667      3,721,661
                                                                                 2007   1.102       1.129      3,796,333
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016   1.437       1.490        312,365
                                                                                 2015   1.457       1.437        298,627
                                                                                 2014   1.406       1.457        353,240
                                                                                 2013   1.359       1.406        190,581
                                                                                 2012   1.255       1.359        182,322
                                                                                 2011   1.225       1.255        134,156
                                                                                 2010   1.122       1.225        170,454
                                                                                 2009   0.939       1.122        219,536
                                                                                 2008   1.105       0.939        168,100
                                                                                 2007   1.055       1.105        125,379
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).................... 2016   1.468       1.545      1,441,319
                                                                                 2015   1.496       1.468      1,929,530
                                                                                 2014   1.437       1.496      1,711,151
                                                                                 2013   1.306       1.437      1,860,925
                                                                                 2012   1.181       1.306      2,295,330
                                                                                 2011   1.178       1.181      2,276,532
                                                                                 2010   1.065       1.178      2,646,337
                                                                                 2009   0.868       1.065      3,407,282
                                                                                 2008   1.116       0.868      2,960,835
                                                                                 2007   1.073       1.116      3,635,110
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).................... 2016   1.479       1.571     12,125,947
                                                                                 2015   1.510       1.479     13,557,797
                                                                                 2014   1.449       1.510     13,126,154
                                                                                 2013   1.238       1.449     12,788,678
                                                                                 2012   1.102       1.238     13,723,391
                                                                                 2011   1.126       1.102     14,564,765
                                                                                 2010   1.003       1.126     14,648,560
                                                                                 2009   0.799       1.003     17,633,812
                                                                                 2008   1.129       0.799     21,968,516
                                                                                 2007   1.090       1.129     27,232,965
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).................... 2016   1.469       1.576     10,594,184
                                                                                 2015   1.506       1.469     11,900,735
                                                                                 2014   1.443       1.506     11,985,397
                                                                                 2013   1.170       1.443     13,714,799
                                                                                 2012   1.022       1.170     15,362,093
                                                                                 2011   1.071       1.022     16,177,775
                                                                                 2010   0.941       1.071     16,565,115
                                                                                 2009   0.735       0.941     18,592,958
                                                                                 2008   1.141       0.735     20,641,601
                                                                                 2007   1.108       1.141     26,253,065
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2016   3.467       3.841      3,875,044

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   3.454       3.467     3,841,124
                                                                        2014   3.070       3.454     3,555,720
                                                                        2013   2.344       3.070     4,187,993
                                                                        2012   2.041       2.344     4,459,599
                                                                        2011   2.020       2.041     4,734,786
                                                                        2010   1.773       2.020     5,232,895
                                                                        2009   1.415       1.773     5,530,262
                                                                        2008   2.268       1.415     4,190,003
                                                                        2007   2.275       2.268     4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   3.177       3.435     1,415,611
                                                                        2015   3.214       3.177     1,526,460
                                                                        2014   2.988       3.214     1,255,764
                                                                        2013   2.536       2.988     1,022,735
                                                                        2012   2.296       2.536       976,550
                                                                        2011   2.265       2.296     1,125,594
                                                                        2010   2.078       2.265     1,293,733
                                                                        2009   1.770       2.078     1,390,275
                                                                        2008   2.296       1.770     1,515,607
                                                                        2007   2.222       2.296     2,252,877
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.302       2.612       852,000
                                                                        2015   2.324       2.302       984,039
                                                                        2014   2.114       2.324     1,050,882
                                                                        2013   1.570       2.114     1,171,301
                                                                        2012   1.357       1.570       205,950
                                                                        2011   1.356       1.357       307,425
                                                                        2010   1.227       1.356       294,778
                                                                        2009   1.024       1.227       287,985
                                                                        2008   1.529       1.024       172,127
                                                                        2007   1.432       1.529        90,463
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2016   1.848       1.858     1,999,202
                                                                        2015   1.883       1.848     1,961,613
                                                                        2014   2.020       1.883     2,022,826
                                                                        2013   1.671       2.020     2,543,216
                                                                        2012   1.423       1.671     2,726,584
                                                                        2011   1.640       1.423     2,946,444
                                                                        2010   1.528       1.640     3,333,900
                                                                        2009   1.197       1.528     3,488,293
                                                                        2008   2.083       1.197     4,020,055
                                                                        2007   2.132       2.083     4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.502       4.124       139,033
                                                                        2015   3.510       3.502       200,335
                                                                        2014   3.538       3.510       187,993
                                                                        2013   2.818       3.538       212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2016   2.887       3.473     1,415,859
                                                                        2015   3.040       2.887     1,466,856
                                                                        2014   2.917       3.040     1,590,269
                                                                        2013   2.122       2.917     2,162,980
                                                                        2012   1.839       2.122     2,286,375
                                                                        2011   1.933       1.839     2,443,919
                                                                        2010   1.535       1.933     2,789,196
                                                                        2009   1.228       1.535     2,843,543
                                                                        2008   1.861       1.228     3,165,967
                                                                        2007   1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2016   2.851       2.871       267,245
                                                                        2015   2.600       2.851       225,415
                                                                        2014   2.409       2.600       185,531
                                                                        2013   1.750       2.409       139,936
                                                                        2012   1.486       1.750        87,398
                                                                        2011   1.518       1.486        89,051
                                                                        2010   1.311       1.518        66,274
                                                                        2009   0.924       1.311        20,101
                                                                        2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   3.466       3.833       656,870

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015    3.410
                                                                                           2014    3.223
                                                                                           2013    2.254
                                                                                           2012    1.960
                                                                                           2011    1.947
                                                                                           2010    1.458
                                                                                           2009    1.060
                                                                                           2008    1.604
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007    2.244
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   35.920
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016    2.167
                                                                                           2015    2.168
                                                                                           2014    2.123
                                                                                           2013    2.153
                                                                                           2012    2.096
                                                                                           2011    2.000
                                                                                           2010    1.902
                                                                                           2009    1.835
                                                                                           2008    1.854
                                                                                           2007    1.788
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009    1.456
                                                                                           2008    1.401
                                                                                           2007    1.298
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008    1.013
                                                                                           2007    0.926
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007    1.457
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007    2.035
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2016    2.717
                                                                                           2015    2.786
                                                                                           2014    2.569
                                                                                           2013    2.182
                                                                                           2012    1.987
                                                                                           2011    2.003
                                                                                           2010    1.800
                                                                                           2009    1.477
                                                                                           2008    1.991
                                                                                           2007    1.810
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 2009    0.584
                                                                                           2008    1.034
                                                                                           2007    0.927



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            3.466      688,423
                                                                                            3.410      756,295
                                                                                            3.223      939,111
                                                                                            2.254    1,000,932
                                                                                            1.960    1,110,510
                                                                                            1.947    1,254,346
                                                                                            1.458    1,323,051
                                                                                            1.060    1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).................  2.336           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 37.442        9,272
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...............  2.180      924,521
                                                                                            2.167      729,658
                                                                                            2.168      548,906
                                                                                            2.123      207,469
                                                                                            2.153      254,957
                                                                                            2.096      268,509
                                                                                            2.000      342,855
                                                                                            1.902      431,768
                                                                                            1.835      517,198
                                                                                            1.854      593,060
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)..........................  1.509           --
                                                                                            1.456      950,329
                                                                                            1.401      495,830
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)..................................  0.942           --
                                                                                            1.013        6,680
 Putnam VT International Equity Subaccount (Class IB) (5/01)..............................  1.582           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)...................................  2.179           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................  2.863      342,022
                                                                                            2.717      348,538
                                                                                            2.786      324,651
                                                                                            2.569      261,427
                                                                                            2.182      310,965
                                                                                            1.987      357,833
                                                                                            2.003      401,515
                                                                                            1.800      470,872
                                                                                            1.477      486,894
                                                                                            1.991      552,507
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)...................................  0.600           --
                                                                                            0.584        7,274
                                                                                            1.034        8,850





                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.139       2.257           --
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.908       0.868           --
                                                                       2007   0.786       0.908       10,244
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2016   2.434       2.426        1,394

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.298       2.434            --
                                                                                      2014   2.267       2.298            --
                                                                                      2013   1.772       2.267            --
                                                                                      2012   1.459       1.772         3,206
                                                                                      2011   1.617       1.459         2,570
                                                                                      2010   1.461       1.617         1,062
                                                                                      2009   1.036       1.461           431
                                                                                      2008   1.634       1.036            --
 American Funds Growth Subaccount (Class 2) (4/08)................................... 2016   2.229       2.418        18,384
                                                                                      2015   2.106       2.229        18,384
                                                                                      2014   1.959       2.106        18,384
                                                                                      2013   1.520       1.959        18,384
                                                                                      2012   1.302       1.520        25,062
                                                                                      2011   1.373       1.302        23,114
                                                                                      2010   1.168       1.373        16,763
                                                                                      2009   0.846       1.168         3,556
                                                                                      2008   1.458       0.846            --
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................ 2016   1.959       2.164         3,399
                                                                                      2015   1.950       1.959            87
                                                                                      2014   1.779       1.950            87
                                                                                      2013   1.345       1.779         4,592
                                                                                      2012   1.156       1.345         8,158
                                                                                      2011   1.189       1.156         7,197
                                                                                      2010   1.077       1.189        16,430
                                                                                      2009   0.829       1.077         7,960
                                                                                      2008   1.290       0.829            --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)............................. 2007   3.003       3.152            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.369       1.313            --
                                                                                      2007   1.290       1.369        33,279
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.668       1.578            --
                                                                                      2007   1.893       1.668       124,642
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (10/96)....................... 2007   1.717       1.802            --
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2016   2.544       2.715            --
                                                                                      2015   2.558       2.544            --
                                                                                      2014   2.313       2.558            --
                                                                                      2013   1.783       2.313            --
                                                                                      2012   1.550       1.783        91,427
                                                                                      2011   1.609       1.550       120,586
                                                                                      2010   1.390       1.609        95,281
                                                                                      2009   1.036       1.390        76,652
                                                                                      2008   1.824       1.036        80,309
                                                                                      2007   1.570       1.824        36,241
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.192       2.229            --
                                                                                      2015   2.191       2.192            --
                                                                                      2014   1.999       2.191            --
                                                                                      2013   1.459       1.999            --
                                                                                      2012   1.205       1.459        16,938
                                                                                      2011   1.251       1.205        16,496
                                                                                      2010   1.071       1.251        16,024
                                                                                      2009   0.796       1.071        16,089
                                                                                      2008   1.370       0.796        16,338
                                                                                      2007   1.296       1.370        16,293
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2016   2.900       3.390       272,277
                                                                                      2015   3.049       2.900       283,923
                                                                                      2014   2.831       3.049       318,947
                                                                                      2013   2.230       2.831       334,037
                                                                                      2012   1.919       2.230       506,988
                                                                                      2011   1.919       1.919       575,234
                                                                                      2010   1.682       1.919       616,171
                                                                                      2009   1.304       1.682       626,065
                                                                                      2008   2.296       1.304       668,770
                                                                                      2007   2.284       2.296       766,524
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.139       1.967            --
                                                                                      2007   1.701       2.139     1,790,641

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)..................... 2016   1.801       2.044        54,583
                                                                                  2015   1.886       1.801        57,329
                                                                                  2014   1.883       1.886        70,507
                                                                                  2013   1.794       1.883        83,526
                                                                                  2012   1.585       1.794       134,133
                                                                                  2011   1.539       1.585       152,855
                                                                                  2010   1.365       1.539       239,421
                                                                                  2009   0.957       1.365       249,420
                                                                                  2008   1.288       0.957       244,651
                                                                                  2007   1.265       1.288       232,893
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2016   3.364       3.730            --
                                                                                  2015   3.452       3.364            --
                                                                                  2014   3.287       3.452            --
                                                                                  2013   2.442       3.287            --
                                                                                  2012   2.152       2.442        25,039
                                                                                  2011   2.437       2.152        29,826
                                                                                  2010   1.914       2.437        25,414
                                                                                  2009   1.383       1.914        22,438
                                                                                  2008   2.311       1.383        17,488
                                                                                  2007   2.023       2.311        15,845
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2016   1.556       1.810            --
                                                                                  2015   1.954       1.556            --
                                                                                  2014   2.153       1.954            --
                                                                                  2013   2.194       2.153            --
                                                                                  2012   1.958       2.194            --
                                                                                  2011   2.349       1.958            --
                                                                                  2010   2.016       2.349            --
                                                                                  2009   1.180       2.016            --
                                                                                  2008   2.518       1.180            --
                                                                                  2007   1.974       2.518            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2016   1.537       1.632            --
                                                                                  2015   1.660       1.537            --
                                                                                  2014   1.885       1.660            --
                                                                                  2013   1.548       1.885            --
                                                                                  2012   1.322       1.548            --
                                                                                  2011   1.493       1.322            --
                                                                                  2010   1.390       1.493            --
                                                                                  2009   1.024       1.390            --
                                                                                  2008   1.734       1.024            --
                                                                                  2007   1.517       1.734            --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.459       2.608            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2016   2.194       2.437            --
                                                                                  2015   2.135       2.194            --
                                                                                  2014   1.920       2.135            --
                                                                                  2013   1.468       1.920            --
                                                                                  2012   1.267       1.468        17,502
                                                                                  2011   1.300       1.267        16,598
                                                                                  2010   1.046       1.300        23,713
                                                                                  2009   0.731       1.046        22,182
                                                                                  2008   1.315       0.731        34,648
                                                                                  2007   1.090       1.315        19,807
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2016   1.160       1.170            --
                                                                                  2015   1.202       1.160            --
                                                                                  2014   1.132       1.202            --
                                                                                  2013   0.892       1.132            --
                                                                                  2012   0.752       0.892         9,907
                                                                                  2011   0.882       0.752         7,620
                                                                                  2010   0.771       0.882         6,101
                                                                                  2009   0.566       0.771         4,960
                                                                                  2008   1.036       0.566        10,687
                                                                                  2007   0.956       1.036        12,444
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.173       2.178            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.232
                                                                                           2014   1.872
                                                                                           2013   1.279
                                                                                           2012   1.087
                                                                                           2011   1.071
                                                                                           2010   0.865
                                                                                           2009   0.649
                                                                                           2008   1.100
                                                                                           2007   1.094
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................... 2014   1.644
                                                                                           2013   1.256
                                                                                           2012   1.103
                                                                                           2011   1.187
                                                                                           2010   1.027
                                                                                           2009   0.802
                                                                                           2008   1.276
                                                                                           2007   1.327
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2016   3.107
                                                                                           2015   2.857
                                                                                           2014   2.530
                                                                                           2013   1.853
                                                                                           2012   1.554
                                                                                           2011   1.579
                                                                                           2010   1.452
                                                                                           2009   1.029
                                                                                           2008   1.657
                                                                                           2007   1.589
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2016   2.868
                                                                                           2015   2.981
                                                                                           2014   2.694
                                                                                           2013   2.054
                                                                                           2012   1.780
                                                                                           2011   1.712
                                                                                           2010   1.579
                                                                                           2009   1.281
                                                                                           2008   2.008
                                                                                           2007   1.951
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2016   2.329
                                                                                           2015   2.459
                                                                                           2014   2.385
                                                                                           2013   1.637
                                                                                           2012   1.384
                                                                                           2011   1.378
                                                                                           2010   1.111
                                                                                           2009   0.786
                                                                                           2008   1.338
                                                                                           2007   1.228
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.080
                                                                                           2010   1.051
                                                                                           2009   0.825
                                                                                           2008   1.472
                                                                                           2007   1.398
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2016   2.442
                                                                                           2015   2.437
                                                                                           2014   2.468
                                                                                           2013   2.281
                                                                                           2012   1.954
                                                                                           2011   1.926
                                                                                           2010   1.668
                                                                                           2009   1.053
                                                                                           2008   1.518
                                                                                           2007   1.527
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.034
                                                                                           2010   0.956
                                                                                           2009   0.822
                                                                                           2008   1.053
                                                                                           2007   1.048



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.173            --
                                                                                           2.232            --
                                                                                           1.872            --
                                                                                           1.279            --
                                                                                           1.087            --
                                                                                           1.071            --
                                                                                           0.865            --
                                                                                           0.649            --
                                                                                           1.100            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................... 1.656            --
                                                                                           1.644            --
                                                                                           1.256        18,649
                                                                                           1.103        18,284
                                                                                           1.187        22,035
                                                                                           1.027        21,203
                                                                                           0.802        18,050
                                                                                           1.276        14,139
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 3.305        31,718
                                                                                           3.107        33,843
                                                                                           2.857        35,433
                                                                                           2.530        29,734
                                                                                           1.853        50,176
                                                                                           1.554        57,718
                                                                                           1.579        57,102
                                                                                           1.452        54,960
                                                                                           1.029        64,423
                                                                                           1.657        80,817
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.210       149,257
                                                                                           2.868       157,093
                                                                                           2.981       178,631
                                                                                           2.694       184,983
                                                                                           2.054       223,098
                                                                                           1.780       231,084
                                                                                           1.712       231,684
                                                                                           1.579       254,999
                                                                                           1.281       265,191
                                                                                           2.008       367,062
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.441            --
                                                                                           2.329            --
                                                                                           2.459            --
                                                                                           2.385            --
                                                                                           1.637         8,509
                                                                                           1.384        31,182
                                                                                           1.378        29,813
                                                                                           1.111        28,230
                                                                                           0.786        26,222
                                                                                           1.338        27,702
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.165            --
                                                                                           1.080       161,961
                                                                                           1.051       176,936
                                                                                           0.825       192,022
                                                                                           1.472       207,129
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.529         3,794
                                                                                           2.442         3,794
                                                                                           2.437         8,541
                                                                                           2.468         8,541
                                                                                           2.281         9,355
                                                                                           1.954        11,072
                                                                                           1.926        10,764
                                                                                           1.668        10,482
                                                                                           1.053        12,408
                                                                                           1.518        22,736
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.024            --
                                                                                           1.034            --
                                                                                           0.956            --
                                                                                           0.822            --
                                                                                           1.053            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.355
                                                                                           2009   1.365
                                                                                           2008   1.343
                                                                                           2007   1.292
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.167
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.845
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.526
                                                                                           2007   2.404
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2016   2.387
                                                                                           2015   2.501
                                                                                           2014   2.439
                                                                                           2013   2.240
                                                                                           2012   1.934
                                                                                           2011   1.903
                                                                                           2010   1.653
                                                                                           2009   1.132
                                                                                           2008   1.507
                                                                                           2007   1.541
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.227
                                                                                           2015   1.254
                                                                                           2014   1.114
                                                                                           2013   1.083
                                                                                           2012   0.866
                                                                                           2011   0.923
                                                                                           2010   0.801
                                                                                           2009   0.599
                                                                                           2008   1.034
                                                                                           2007   1.225
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.772
                                                                                           2013   2.950
                                                                                           2012   2.424
                                                                                           2011   2.641
                                                                                           2010   2.431
                                                                                           2009   1.714
                                                                                           2008   2.975
                                                                                           2007   2.302
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2016   4.227
                                                                                           2015   4.436
                                                                                           2014   3.925
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2016   1.538
                                                                                           2015   1.618
                                                                                           2014   1.372
                                                                                           2013   0.950
                                                                                           2012   0.809
                                                                                           2011   0.790
                                                                                           2010   0.644
                                                                                           2009   0.489
                                                                                           2008   0.774
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.325
                                                                                           2015   1.347
                                                                                           2014   1.282
                                                                                           2013   1.092
                                                                                           2012   0.971
                                                                                           2011   1.002
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.328



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.351            --
                                                                                           1.355       554,897
                                                                                           1.365       481,476
                                                                                           1.343       223,759
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.278            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.944            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.439            --
                                                                                           2.526        85,865
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.705        25,105
                                                                                           2.387        26,618
                                                                                           2.501        30,997
                                                                                           2.439        39,281
                                                                                           2.240        64,669
                                                                                           1.934        67,242
                                                                                           1.903        66,223
                                                                                           1.653        60,511
                                                                                           1.132        62,334
                                                                                           1.507       104,607
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.229        47,094
                                                                                           1.227        49,075
                                                                                           1.254        49,075
                                                                                           1.114        85,036
                                                                                           1.083       140,433
                                                                                           0.866       151,360
                                                                                           0.923       127,913
                                                                                           0.801       105,905
                                                                                           0.599        81,505
                                                                                           1.034       128,581
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.937            --
                                                                                           3.772       666,720
                                                                                           2.950       829,919
                                                                                           2.424       938,090
                                                                                           2.641       981,682
                                                                                           2.431     1,056,285
                                                                                           1.714     1,170,928
                                                                                           2.975     1,267,816
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.312       568,861
                                                                                           4.227       623,285
                                                                                           4.436       642,002
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.565        15,170
                                                                                           1.538        15,170
                                                                                           1.618        15,170
                                                                                           1.372         3,453
                                                                                           0.950        13,152
                                                                                           0.809        13,250
                                                                                           0.790            --
                                                                                           0.644            --
                                                                                           0.489            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.415        26,277
                                                                                           1.325        24,957
                                                                                           1.347            --
                                                                                           1.282            --
                                                                                           1.092         2,194
                                                                                           0.971         1,970
                                                                                           1.002         1,609
                                                                                           0.902         1,353
                                                                                           0.704            --
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.433         4,425

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.351
                                                                                           2014   1.282
                                                                                           2013   1.034
                                                                                           2012   0.899
                                                                                           2011   0.953
                                                                                           2010   0.848
                                                                                           2009   0.638
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.300
                                                                                           2015   1.322
                                                                                           2014   1.258
                                                                                           2013   1.118
                                                                                           2012   1.019
                                                                                           2011   1.026
                                                                                           2010   0.943
                                                                                           2009   0.771
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2016   2.444
                                                                                           2015   2.578
                                                                                           2014   2.755
                                                                                           2013   2.126
                                                                                           2012   1.658
                                                                                           2011   1.946
                                                                                           2010   1.684
                                                                                           2009   1.093
                                                                                           2008   1.754
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2016   1.790
                                                                                           2015   1.986
                                                                                           2014   1.828
                                                                                           2013   1.416
                                                                                           2012   1.247
                                                                                           2011   1.307
                                                                                           2010   1.051
                                                                                           2009   0.839
                                                                                           2008   1.269
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2016   2.220
                                                                                           2015   2.274
                                                                                           2014   2.122
                                                                                           2013   1.524
                                                                                           2012   1.299
                                                                                           2011   1.322
                                                                                           2010   1.055
                                                                                           2009   0.794
                                                                                           2008   1.219
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 2016   1.563
                                                                                           2015   1.702
                                                                                           2014   1.641
                                                                                           2013   1.244
                                                                                           2012   1.086
                                                                                           2011   1.219
                                                                                           2010   1.030
                                                                                           2009   0.805
                                                                                           2008   1.082
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.632
                                                                                           2008   2.203
                                                                                           2007   2.092
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.683
                                                                                           2010   0.643
                                                                                           2009   0.470
                                                                                           2008   0.898
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2016   4.358



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.328         4,425
                                                                                           1.351         4,425
                                                                                           1.282         4,425
                                                                                           1.034        18,438
                                                                                           0.899        35,660
                                                                                           0.953        29,654
                                                                                           0.848        25,958
                                                                                           0.638        16,820
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.378        10,296
                                                                                           1.300        10,296
                                                                                           1.322        10,296
                                                                                           1.258        10,296
                                                                                           1.118       180,497
                                                                                           1.019        22,838
                                                                                           1.026        13,247
                                                                                           0.943         9,201
                                                                                           0.771            --
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.625        15,984
                                                                                           2.444        15,581
                                                                                           2.578        15,236
                                                                                           2.755        17,258
                                                                                           2.126        18,222
                                                                                           1.658        18,791
                                                                                           1.946        14,371
                                                                                           1.684            --
                                                                                           1.093            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2.048        17,339
                                                                                           1.790        17,339
                                                                                           1.986        17,339
                                                                                           1.828        38,795
                                                                                           1.416        38,002
                                                                                           1.247        37,553
                                                                                           1.307        33,884
                                                                                           1.051        21,891
                                                                                           0.839            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.457           616
                                                                                           2.220           616
                                                                                           2.274         4,153
                                                                                           2.122         4,153
                                                                                           1.524         3,570
                                                                                           1.299         3,537
                                                                                           1.322         3,537
                                                                                           1.055         1,106
                                                                                           0.794         1,106
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 2.026        15,443
                                                                                           1.563        15,443
                                                                                           1.702        15,443
                                                                                           1.641        35,767
                                                                                           1.244        39,054
                                                                                           1.086        55,644
                                                                                           1.219        46,202
                                                                                           1.030        34,135
                                                                                           0.805        15,614
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.617            --
                                                                                           1.632       308,422
                                                                                           2.203       333,644
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.728            --
                                                                                           0.683        14,859
                                                                                           0.643         1,576
                                                                                           0.470            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.533        42,461

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   4.336       4.358        61,184
                                                                               2014   4.218       4.336        64,870
                                                                               2013   3.629       4.218        72,366
                                                                               2012   3.125       3.629       148,703
                                                                               2011   3.195       3.125       245,229
                                                                               2010   2.635       3.195       223,531
                                                                               2009   1.887       2.635       227,773
                                                                               2008   3.128       1.887       231,911
                                                                               2007   2.591       3.128       242,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2016   2.681       2.768            --
                                                                               2015   2.758       2.681         1,724
                                                                               2014   2.649       2.758         2,980
                                                                               2013   2.472       2.649         2,980
                                                                               2012   2.205       2.472         9,897
                                                                               2011   2.123       2.205        11,981
                                                                               2010   1.894       2.123        11,472
                                                                               2009   1.395       1.894        11,987
                                                                               2008   1.725       1.395        14,949
                                                                               2007   1.630       1.725        19,803
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.575       2.853         3,798
                                                                               2015   3.011       2.575         3,798
                                                                               2014   3.242       3.011         3,798
                                                                               2013   3.438       3.242         4,543
                                                                               2012   2.914       3.438        34,464
                                                                               2011   3.607       2.914        43,278
                                                                               2010   2.936       3.607        56,484
                                                                               2009   1.752       2.936        30,634
                                                                               2008   3.965       1.752        41,236
                                                                               2007   3.133       3.965        24,137
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.634       0.604            --
                                                                               2008   1.116       0.634         4,618
                                                                               2007   1.007       1.116         3,681
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.405       1.477            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.093       2.245         1,167
                                                                               2015   2.023       2.093         2,922
                                                                               2014   1.797       2.023         2,922
                                                                               2013   1.352       1.797         2,922
                                                                               2012   1.203       1.352        12,830
                                                                               2011   1.212       1.203        21,167
                                                                               2010   1.087       1.212        21,330
                                                                               2009   0.920       1.087        19,647
                                                                               2008   1.482       0.920        19,793
                                                                               2007   1.464       1.482        15,347
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.381       1.491       158,897
                                                                               2015   1.423       1.381       162,088
                                                                               2014   1.367       1.423       162,446
                                                                               2013   1.066       1.367       165,997
                                                                               2012   0.922       1.066       192,328
                                                                               2011   1.073       0.922       191,702
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2016   1.734       2.254            --
                                                                               2015   1.851       1.734            --
                                                                               2014   1.837       1.851            --
                                                                               2013   1.400       1.837            --
                                                                               2012   1.198       1.400         5,879
                                                                               2011   1.329       1.198         5,040
                                                                               2010   1.119       1.329         4,814
                                                                               2009   0.893       1.119         6,774
                                                                               2008   1.285       0.893         8,732
                                                                               2007   1.401       1.285         5,638
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.463       1.436        75,653

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.503       1.463        81,089
                                                                          2014   1.631       1.503        88,183
                                                                          2013   1.381       1.631        94,220
                                                                          2012   1.195       1.381       130,922
                                                                          2011   1.351       1.195       128,809
                                                                          2010   1.224       1.351        14,240
                                                                          2009   0.939       1.224        21,186
                                                                          2008   1.645       0.939        15,152
                                                                          2007   1.560       1.645        13,517
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.521       2.738            --
                                                                          2012   2.410       2.521        43,370
                                                                          2011   2.565       2.410        46,725
                                                                          2010   2.101       2.565        46,353
                                                                          2009   1.546       2.101        43,297
                                                                          2008   2.435       1.546        39,544
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2016   1.366       1.239            --
                                                                          2015   1.452       1.366            --
                                                                          2014   1.452       1.452            --
                                                                          2013   1.054       1.452            --
                                                                          2012   0.974       1.054         8,068
                                                                          2011   1.056       0.974         4,708
                                                                          2010   0.807       1.056         2,579
                                                                          2009   0.518       0.807         2,473
                                                                          2008   0.930       0.518         1,233
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.883       0.994            --
                                                                          2011   0.900       0.883     2,223,159
                                                                          2010   0.829       0.900     2,320,012
                                                                          2009   0.581       0.829     2,587,112
                                                                          2008   1.032       0.581     2,864,263
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2016   1.523       1.516       802,050
                                                                          2015   1.476       1.523       887,419
                                                                          2014   1.455       1.476       907,788
                                                                          2013   1.153       1.455       936,790
                                                                          2012   0.958       1.153     1,158,227
                                                                          2011   1.054       0.958     1,263,293
                                                                          2010   0.915       1.054     1,330,900
                                                                          2009   0.659       0.915     1,554,458
                                                                          2008   1.115       0.659     1,805,472
                                                                          2007   1.057       1.115     2,005,191
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2016   1.338       1.394        47,849
                                                                          2015   1.391       1.338        45,620
                                                                          2014   1.361       1.391        53,060
                                                                          2013   1.510       1.361        65,498
                                                                          2012   1.394       1.510       110,666
                                                                          2011   1.263       1.394       121,981
                                                                          2010   1.180       1.263       104,954
                                                                          2009   1.007       1.180        73,726
                                                                          2008   1.122       1.007        33,072
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.969       2.002        35,762
                                                                          2015   1.988       1.969        35,750
                                                                          2014   1.926       1.988        34,858
                                                                          2013   1.983       1.926        65,941
                                                                          2012   1.832       1.983       206,468
                                                                          2011   1.792       1.832       163,487
                                                                          2010   1.673       1.792       150,555
                                                                          2009   1.495       1.673        83,978
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.286       2.305            --
                                                                          2015   2.307       2.286        29,457
                                                                          2014   2.095       2.307        29,111
                                                                          2013   1.589       2.095        31,368
                                                                          2012   1.451       1.589        41,956
                                                                          2011   1.535       1.451        43,154
                                                                          2010   1.333       1.535        43,522
                                                                          2009   1.086       1.333        44,124
                                                                          2008   1.633       1.086        51,967
                                                                          2007   1.570       1.633        54,333
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.583       2.653            --

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   2.642       2.583        11,360
                                                                            2014   2.550       2.642        12,022
                                                                            2013   2.535       2.550        12,708
                                                                            2012   2.293       2.535        27,460
                                                                            2011   2.234       2.293        27,681
                                                                            2010   2.010       2.234        28,819
                                                                            2009   1.525       2.010        26,619
                                                                            2008   1.725       1.525        24,688
                                                                            2007   1.633       1.725        36,881
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2016   8.251       9.477           388
                                                                            2015   8.640       8.251           105
                                                                            2014   7.700       8.640            --
                                                                            2013   5.811       7.700            --
                                                                            2012   4.973       5.811           723
                                                                            2011   5.230       4.973           455
                                                                            2010   4.512       5.230           179
                                                                            2009   3.847       4.512            --
                                                                            2008   5.767       3.847            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016   1.737       1.997            --
                                                                            2015   1.817       1.737            --
                                                                            2014   1.658       1.817            --
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.700       1.760            --
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.930       2.077            --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.397       1.463            --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.840       1.843            --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016   2.261       2.293       110,061
                                                                            2015   2.277       2.261       126,816
                                                                            2014   2.173       2.277       135,525
                                                                            2013   2.246       2.173       152,068
                                                                            2012   2.182       2.246       174,755
                                                                            2011   2.049       2.182       198,142
                                                                            2010   1.951       2.049       201,885
                                                                            2009   1.873       1.951       230,865
                                                                            2008   1.784       1.873       276,106
                                                                            2007   1.758       1.784       278,549
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016   2.004       2.047         2,087
                                                                            2015   2.011       2.004         2,087
                                                                            2014   1.896       2.011         8,272
                                                                            2013   1.929       1.896         2,087
                                                                            2012   1.811       1.929        35,627
                                                                            2011   1.715       1.811        31,444
                                                                            2010   1.599       1.715        44,528
                                                                            2009   1.474       1.599        98,080
                                                                            2008   1.541       1.474       132,541
                                                                            2007   1.464       1.541        92,155
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2016   1.935       1.918       120,282
                                                                            2015   1.838       1.935       127,689
                                                                            2014   1.704       1.838       143,566
                                                                            2013   1.282       1.704       148,163
                                                                            2012   1.131       1.282       268,096
                                                                            2011   1.254       1.131       343,116
                                                                            2010   1.057       1.254       378,795
                                                                            2009   0.836       1.057       395,971
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.130       2.219            --
                                                                            2008   3.282       2.130            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2016   1.726       2.019            --
                                                                            2015   1.857       1.726            --
                                                                            2014   1.709       1.857            --
                                                                            2013   1.310       1.709            --
                                                                            2012   1.160       1.310        21,013
                                                                            2011   1.148       1.160        16,864
                                                                            2010   1.064       1.148        12,521
                                                                            2009   0.967       1.064        10,704
                                                                            2008   1.413       0.967         9,568

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.280       1.270       140,057
                                                                                 2015   1.292       1.280       104,410
                                                                                 2014   1.304       1.292        58,730
                                                                                 2013   1.317       1.304        82,054
                                                                                 2012   1.329       1.317       416,830
                                                                                 2011   1.342       1.329       355,483
                                                                                 2010   1.350       1.342       336,911
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *................. 2009   0.649       0.643            --
                                                                                 2008   1.096       0.649         8,660
                                                                                 2007   1.152       1.096         7,232
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.778       0.814            --
                                                                                 2008   1.423       0.778       385,687
                                                                                 2007   1.382       1.423       420,978
 MSF FI Value Leaders Subaccount (Class D) (4/08)............................... 2013   1.505       1.660            --
                                                                                 2012   1.314       1.505            --
                                                                                 2011   1.415       1.314            --
                                                                                 2010   1.248       1.415            --
                                                                                 2009   1.035       1.248            --
                                                                                 2008   1.586       1.035            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.233       2.329        27,698
                                                                                 2015   2.193       2.233        29,843
                                                                                 2014   1.994       2.193        35,288
                                                                                 2013   1.518       1.994        35,828
                                                                                 2012   1.382       1.518        70,905
                                                                                 2011   1.440       1.382        73,221
                                                                                 2010   1.262       1.440        81,693
                                                                                 2009   0.854       1.262        95,033
                                                                                 2008   1.589       0.854        92,455
                                                                                 2007   1.332       1.589        95,038
 MSF Jennison Growth Subaccount (Class A) (4/12)................................ 2016   1.542       1.530     1,200,136
                                                                                 2015   1.405       1.542     1,375,304
                                                                                 2014   1.301       1.405     1,385,670
                                                                                 2013   0.959       1.301     1,455,802
                                                                                 2012   0.990       0.959     1,976,009
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   0.876       1.002            --
                                                                                 2011   0.882       0.876        39,364
                                                                                 2010   0.800       0.882        40,206
                                                                                 2009   0.579       0.800        42,011
                                                                                 2008   0.870       0.579         8,983
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2016   2.597       2.753       248,887
                                                                                 2015   2.556       2.597       281,028
                                                                                 2014   2.334       2.556       299,413
                                                                                 2013   1.954       2.334       314,901
                                                                                 2012   1.756       1.954       375,447
                                                                                 2011   1.707       1.756       400,644
                                                                                 2010   1.572       1.707       413,597
                                                                                 2009   1.353       1.572       569,347
                                                                                 2008   1.816       1.353       211,775
                                                                                 2007   1.795       1.816       272,024
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.840       1.956        28,023
                                                                                 2015   1.814       1.840         5,202
                                                                                 2014   1.655       1.814         5,841
                                                                                 2013   1.250       1.655         7,477
                                                                                 2012   1.118       1.250        13,866
                                                                                 2011   1.176       1.118        11,964
                                                                                 2010   1.060       1.176        37,003
                                                                                 2009   0.811       1.060        34,179
                                                                                 2008   1.308       0.811        31,070
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011   0.991       1.076            --
                                                                                 2010   0.865       0.991       192,385
                                                                                 2009   0.664       0.865       191,992
                                                                                 2008   1.126       0.664       190,201
                                                                                 2007   1.100       1.126       235,665
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016   1.416       1.466            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.438       1.416            --
                                                                     2014   1.390       1.438            --
                                                                     2013   1.345       1.390            --
                                                                     2012   1.244       1.345           538
                                                                     2011   1.216       1.244           166
                                                                     2010   1.116       1.216           122
                                                                     2009   0.935       1.116            73
                                                                     2008   1.102       0.935            17
                                                                     2007   1.054       1.102            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........ 2016   1.446       1.520        26,662
                                                                     2015   1.476       1.446        30,876
                                                                     2014   1.420       1.476        48,115
                                                                     2013   1.293       1.420        68,673
                                                                     2012   1.171       1.293        85,202
                                                                     2011   1.170       1.171        78,809
                                                                     2010   1.059       1.170        78,789
                                                                     2009   0.864       1.059        82,019
                                                                     2008   1.113       0.864        85,345
                                                                     2007   1.072       1.113        91,195
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........ 2016   1.457       1.546       947,386
                                                                     2015   1.490       1.457       982,561
                                                                     2014   1.432       1.490     1,021,603
                                                                     2013   1.225       1.432     1,066,272
                                                                     2012   1.092       1.225     1,213,664
                                                                     2011   1.118       1.092     1,316,827
                                                                     2010   0.997       1.118     1,438,370
                                                                     2009   0.796       0.997     1,549,785
                                                                     2008   1.125       0.796     1,732,829
                                                                     2007   1.089       1.125     1,912,425
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........ 2016   1.447       1.550     1,396,358
                                                                     2015   1.486       1.447     1,494,487
                                                                     2014   1.426       1.486     1,527,651
                                                                     2013   1.158       1.426     1,565,886
                                                                     2012   1.013       1.158     1,664,717
                                                                     2011   1.063       1.013     1,765,459
                                                                     2010   0.935       1.063     1,945,730
                                                                     2009   0.732       0.935     2,049,095
                                                                     2008   1.138       0.732     2,134,180
                                                                     2007   1.107       1.138     2,314,413
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............. 2016   3.368       3.726       596,212
                                                                     2015   3.360       3.368       700,858
                                                                     2014   2.992       3.360       732,360
                                                                     2013   2.287       2.992       756,703
                                                                     2012   1.995       2.287     1,009,317
                                                                     2011   1.977       1.995     1,092,450
                                                                     2010   1.738       1.977     1,177,222
                                                                     2009   1.390       1.738     1,247,086
                                                                     2008   2.230       1.390     1,370,933
                                                                     2007   2.239       2.230     1,554,241
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   3.087       3.332        23,470
                                                                     2015   3.127       3.087        24,095
                                                                     2014   2.912       3.127        23,472
                                                                     2013   2.475       2.912        23,722
                                                                     2012   2.244       2.475        52,771
                                                                     2011   2.217       2.244        47,753
                                                                     2010   2.037       2.217        45,172
                                                                     2009   1.737       2.037        65,430
                                                                     2008   2.258       1.737        64,134
                                                                     2007   2.188       2.258        78,629
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.262       2.563        37,926
                                                                     2015   2.287       2.262        37,926
                                                                     2014   2.084       2.287        42,309
                                                                     2013   1.550       2.084        64,777
                                                                     2012   1.341       1.550        81,153
                                                                     2011   1.343       1.341        81,153
                                                                     2010   1.216       1.343        78,722
                                                                     2009   1.016       1.216        42,425
                                                                     2008   1.521       1.016            --
                                                                     2007   1.426       1.521            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 2016    1.795
                                                                                           2015    1.833
                                                                                           2014    1.968
                                                                                           2013    1.630
                                                                                           2012    1.391
                                                                                           2011    1.605
                                                                                           2010    1.498
                                                                                           2009    1.175
                                                                                           2008    2.048
                                                                                           2007    2.097
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 2016    3.413
                                                                                           2015    3.425
                                                                                           2014    3.458
                                                                                           2013    2.757
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2016    2.805
                                                                                           2015    2.958
                                                                                           2014    2.843
                                                                                           2013    2.071
                                                                                           2012    1.797
                                                                                           2011    1.892
                                                                                           2010    1.505
                                                                                           2009    1.206
                                                                                           2008    1.830
                                                                                           2007    1.883
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........................... 2016    2.778
                                                                                           2015    2.538
                                                                                           2014    2.354
                                                                                           2013    1.713
                                                                                           2012    1.457
                                                                                           2011    1.491
                                                                                           2010    1.289
                                                                                           2009    0.910
                                                                                           2008    1.485
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016    3.377
                                                                                           2015    3.328
                                                                                           2014    3.150
                                                                                           2013    2.206
                                                                                           2012    1.921
                                                                                           2011    1.912
                                                                                           2010    1.433
                                                                                           2009    1.044
                                                                                           2008    1.581
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007    2.210
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   34.780
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016    2.105
                                                                                           2015    2.110
                                                                                           2014    2.069
                                                                                           2013    2.101
                                                                                           2012    2.049
                                                                                           2011    1.957
                                                                                           2010    1.865
                                                                                           2009    1.802
                                                                                           2008    1.823
                                                                                           2007    1.761
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009    1.440
                                                                                           2008    1.387
                                                                                           2007    1.287
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008    1.003
                                                                                           2007    0.918
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007    1.445
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007    2.018
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2016    2.639



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *..............................  1.802       98,433
                                                                                            1.795      132,599
                                                                                            1.833      137,192
                                                                                            1.968      141,031
                                                                                            1.630      158,603
                                                                                            1.391      201,141
                                                                                            1.605      202,270
                                                                                            1.498      201,555
                                                                                            1.175      205,780
                                                                                            2.048      263,077
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).................................  4.012       11,416
                                                                                            3.413       11,430
                                                                                            3.425       13,727
                                                                                            3.458       15,810
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *...........................  3.369      280,865
                                                                                            2.805      303,043
                                                                                            2.958      314,040
                                                                                            2.843      342,985
                                                                                            2.071      381,216
                                                                                            1.797      400,547
                                                                                            1.892      408,606
                                                                                            1.505      444,461
                                                                                            1.206      501,174
                                                                                            1.830      563,590
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)...........................  2.794        4,191
                                                                                            2.778        4,191
                                                                                            2.538        6,269
                                                                                            2.354        4,256
                                                                                            1.713        7,313
                                                                                            1.457        6,259
                                                                                            1.491        5,114
                                                                                            1.289        4,252
                                                                                            0.910           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...........................  3.730       48,504
                                                                                            3.377       68,151
                                                                                            3.328       68,948
                                                                                            3.150       69,345
                                                                                            2.206       83,116
                                                                                            1.921       86,919
                                                                                            1.912      107,762
                                                                                            1.433      109,943
                                                                                            1.044      108,746
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).................  2.299           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 36.217          949
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...............  2.115       51,708
                                                                                            2.105       51,708
                                                                                            2.110       51,802
                                                                                            2.069       54,525
                                                                                            2.101       86,034
                                                                                            2.049       88,960
                                                                                            1.957       88,089
                                                                                            1.865      142,395
                                                                                            1.802      140,117
                                                                                            1.823      135,436
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)..........................  1.491           --
                                                                                            1.440       43,083
                                                                                            1.387       49,731
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)..................................  0.933           --
                                                                                            1.003          483
 Putnam VT International Equity Subaccount (Class IB) (5/01)..............................  1.568           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)...................................  2.159           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................  2.777       64,233

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2015   2.711       2.639        68,813
                                                                2014   2.504       2.711        68,840
                                                                2013   2.129       2.504        75,920
                                                                2012   1.942       2.129       112,311
                                                                2011   1.961       1.942       123,968
                                                                2010   1.765       1.961       147,201
                                                                2009   1.451       1.765       173,171
                                                                2008   1.958       1.451       194,873
                                                                2007   1.782       1.958       192,991
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.577       0.593            --
                                                                2008   1.024       0.577           416
                                                                2007   0.919       1.024           416





                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................... 2007   2.095       2.209            --
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.083       1.162            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.896       0.856            --
                                                                          2007   0.777       0.896        34,411
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2016   2.378       2.365       255,435
                                                                          2015   2.249       2.378       307,639
                                                                          2014   2.224       2.249       290,167
                                                                          2013   1.741       2.224       323,600
                                                                          2012   1.437       1.741       337,993
                                                                          2011   1.596       1.437       383,744
                                                                          2010   1.444       1.596       425,037
                                                                          2009   1.027       1.444       438,603
                                                                          2008   1.621       1.027       435,468
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2016   2.178       2.357       669,670
                                                                          2015   2.062       2.178       781,717
                                                                          2014   1.922       2.062       761,871
                                                                          2013   1.494       1.922       828,979
                                                                          2012   1.282       1.494       901,938
                                                                          2011   1.355       1.282     1,046,208
                                                                          2010   1.155       1.355     1,070,611
                                                                          2009   0.838       1.155       979,478
                                                                          2008   1.447       0.838       780,124
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2016   1.914       2.110       541,459
                                                                          2015   1.909       1.914       566,615
                                                                          2014   1.745       1.909       530,709
                                                                          2013   1.322       1.745       622,325
                                                                          2012   1.139       1.322       736,990
                                                                          2011   1.173       1.139       910,550
                                                                          2010   1.065       1.173       951,371
                                                                          2009   0.821       1.065       948,808
                                                                          2008   1.280       0.821     1,334,238
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   2.954       3.099            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.343       1.287            --
                                                                          2007   1.268       1.343       431,791
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.637       1.548            --
                                                                          2007   1.862       1.637       629,952
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (10/96)........... 2007   1.682       1.764            --

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2016   2.470       2.631       262,523
                                                                                      2015   2.489       2.470       311,291
                                                                                      2014   2.255       2.489       306,914
                                                                                      2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.129       2.160            --
                                                                                      2015   2.132       2.129            --
                                                                                      2014   1.949       2.132            --
                                                                                      2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
                                                                                      2007   1.282       1.352         1,540
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2016   2.791       3.256         9,572
                                                                                      2015   2.939       2.791        13,167
                                                                                      2014   2.735       2.939        15,489
                                                                                      2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
                                                                                      2008   2.245       1.273       341,636
                                                                                      2007   2.237       2.245       421,256
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.091       1.922            --
                                                                                      2007   1.666       2.091       313,886
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2016   1.733       1.963         2,337
                                                                                      2015   1.819       1.733         2,337
                                                                                      2014   1.819       1.819         2,337
                                                                                      2013   1.736       1.819         2,337
                                                                                      2012   1.538       1.736         2,337
                                                                                      2011   1.495       1.538         2,337
                                                                                      2010   1.329       1.495         2,480
                                                                                      2009   0.934       1.329        28,085
                                                                                      2008   1.259       0.934        82,633
                                                                                      2007   1.239       1.259        93,973
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   3.267       3.615       730,570
                                                                                      2015   3.359       3.267       902,592
                                                                                      2014   3.205       3.359       909,191
                                                                                      2013   2.386       3.205       978,123
                                                                                      2012   2.107       2.386     1,091,756
                                                                                      2011   2.391       2.107     1,156,428
                                                                                      2010   1.881       2.391     1,328,863
                                                                                      2009   1.362       1.881     1,471,651
                                                                                      2008   2.281       1.362     1,777,391
                                                                                      2007   2.000       2.281     1,844,186
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2016   1.520       1.765        61,902
                                                                                      2015   1.913       1.520        55,702
                                                                                      2014   2.112       1.913        49,774
                                                                                      2013   2.156       2.112        66,829
                                                                                      2012   1.928       2.156        85,572
                                                                                      2011   2.318       1.928       175,694
                                                                                      2010   1.994       2.318       179,555
                                                                                      2009   1.169       1.994       165,409
                                                                                      2008   2.499       1.169       186,090
                                                                                      2007   1.963       2.499       164,958
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................ 2016   1.502       1.591       122,857

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.625       1.502       258,040
                                                                                  2014   1.849       1.625       237,084
                                                                                  2013   1.521       1.849       318,412
                                                                                  2012   1.302       1.521       294,402
                                                                                  2011   1.473       1.302       308,682
                                                                                  2010   1.375       1.473       363,643
                                                                                  2009   1.015       1.375       331,192
                                                                                  2008   1.722       1.015       363,195
                                                                                  2007   1.509       1.722       278,047
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.409       2.553            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2016   2.131       2.361        41,224
                                                                                  2015   2.077       2.131        52,134
                                                                                  2014   1.872       2.077        49,774
                                                                                  2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
                                                                                  2007   1.078       1.297        76,251
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2016   1.127       1.134        23,481
                                                                                  2015   1.169       1.127        11,757
                                                                                  2014   1.104       1.169        12,063
                                                                                  2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
                                                                                  2007   0.946       1.022        33,085
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.110       2.111       126,973
                                                                                  2015   2.172       2.110       151,738
                                                                                  2014   1.825       2.172       165,484
                                                                                  2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
                                                                                  2007   1.081       1.085       561,203
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.603       1.613            --
                                                                                  2013   1.227       1.603       178,951
                                                                                  2012   1.079       1.227       181,388
                                                                                  2011   1.164       1.079       181,822
                                                                                  2010   1.010       1.164       267,353
                                                                                  2009   0.790       1.010       431,207
                                                                                  2008   1.259       0.790       388,104
                                                                                  2007   1.311       1.259       425,734
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.028       2.305        29,073
                                                                                  2015   2.144       2.028        12,953
                                                                                  2014   1.909       2.144        11,431
                                                                                  2013   1.533       1.909        12,415
                                                                                  2012   1.358       1.533        11,384
                                                                                  2011   1.273       1.358         4,058
                                                                                  2010   1.147       1.273         1,506
                                                                                  2009   0.944       1.147         9,035
                                                                                  2008   1.470       0.944        11,216
                                                                                  2007   1.458       1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2016   3.001       3.186       220,603

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.765
                                                                                           2014   2.453
                                                                                           2013   1.800
                                                                                           2012   1.513
                                                                                           2011   1.541
                                                                                           2010   1.419
                                                                                           2009   1.008
                                                                                           2008   1.626
                                                                                           2007   1.562
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2016   2.770
                                                                                           2015   2.885
                                                                                           2014   2.613
                                                                                           2013   1.997
                                                                                           2012   1.734
                                                                                           2011   1.671
                                                                                           2010   1.544
                                                                                           2009   1.255
                                                                                           2008   1.971
                                                                                           2007   1.919
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2016   2.261
                                                                                           2015   2.392
                                                                                           2014   2.325
                                                                                           2013   1.599
                                                                                           2012   1.355
                                                                                           2011   1.352
                                                                                           2010   1.092
                                                                                           2009   0.774
                                                                                           2008   1.320
                                                                                           2007   1.214
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.050
                                                                                           2010   1.024
                                                                                           2009   0.805
                                                                                           2008   1.440
                                                                                           2007   1.369
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2016   2.351
                                                                                           2015   2.350
                                                                                           2014   2.385
                                                                                           2013   2.209
                                                                                           2012   1.896
                                                                                           2011   1.873
                                                                                           2010   1.624
                                                                                           2009   1.027
                                                                                           2008   1.484
                                                                                           2007   1.497
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.019
                                                                                           2010   0.944
                                                                                           2009   0.813
                                                                                           2008   1.044
                                                                                           2007   1.042
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.319
                                                                                           2009   1.332
                                                                                           2008   1.313
                                                                                           2007   1.266
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.132
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.808
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.479
                                                                                           2007   2.365
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2016   2.302



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.001       254,572
                                                                                           2.765       286,536
                                                                                           2.453       323,922
                                                                                           1.800       382,153
                                                                                           1.513       412,388
                                                                                           1.541       456,686
                                                                                           1.419       507,985
                                                                                           1.008       529,873
                                                                                           1.626       635,361
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.095        30,324
                                                                                           2.770        46,878
                                                                                           2.885        67,320
                                                                                           2.613        67,510
                                                                                           1.997        70,924
                                                                                           1.734        88,492
                                                                                           1.671        95,707
                                                                                           1.544       219,616
                                                                                           1.255       282,522
                                                                                           1.971       331,598
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.365        28,149
                                                                                           2.261        25,875
                                                                                           2.392        24,717
                                                                                           2.325        64,137
                                                                                           1.599       103,146
                                                                                           1.355        98,991
                                                                                           1.352       103,546
                                                                                           1.092       144,323
                                                                                           0.774       135,319
                                                                                           1.320       127,089
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.132            --
                                                                                           1.050        96,385
                                                                                           1.024       170,445
                                                                                           0.805       216,559
                                                                                           1.440       262,215
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.429        19,967
                                                                                           2.351        14,586
                                                                                           2.350        14,245
                                                                                           2.385        21,704
                                                                                           2.209        21,190
                                                                                           1.896        22,363
                                                                                           1.873        36,615
                                                                                           1.624        53,049
                                                                                           1.027        62,411
                                                                                           1.484       141,056
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.008            --
                                                                                           1.019            --
                                                                                           0.944            --
                                                                                           0.813         7,553
                                                                                           1.044        32,555
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.314            --
                                                                                           1.319        77,076
                                                                                           1.332       680,677
                                                                                           1.313     1,032,571
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.240            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.903            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.393            --
                                                                                           2.479       358,020
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.603       119,642

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.416
                                                                                           2014   2.361
                                                                                           2013   2.173
                                                                                           2012   1.880
                                                                                           2011   1.854
                                                                                           2010   1.613
                                                                                           2009   1.107
                                                                                           2008   1.476
                                                                                           2007   1.512
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.203
                                                                                           2015   1.232
                                                                                           2014   1.097
                                                                                           2013   1.069
                                                                                           2012   0.856
                                                                                           2011   0.914
                                                                                           2010   0.795
                                                                                           2009   0.596
                                                                                           2008   1.031
                                                                                           2007   1.224
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.645
                                                                                           2013   2.855
                                                                                           2012   2.352
                                                                                           2011   2.567
                                                                                           2010   2.367
                                                                                           2009   1.672
                                                                                           2008   2.909
                                                                                           2007   2.256
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2016   4.067
                                                                                           2015   4.277
                                                                                           2014   3.790
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2016   1.493
                                                                                           2015   1.573
                                                                                           2014   1.337
                                                                                           2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.304
                                                                                           2015   1.329
                                                                                           2014   1.268
                                                                                           2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.308
                                                                                           2015   1.333
                                                                                           2014   1.267
                                                                                           2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.280
                                                                                           2015   1.304
                                                                                           2014   1.243
                                                                                           2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2016   2.376



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.302       143,454
                                                                                           2.416       153,102
                                                                                           2.361       153,193
                                                                                           2.173       175,421
                                                                                           1.880       189,908
                                                                                           1.854       228,281
                                                                                           1.613       382,881
                                                                                           1.107       452,850
                                                                                           1.476       610,595
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.203       511,256
                                                                                           1.203       496,516
                                                                                           1.232       496,847
                                                                                           1.097       571,386
                                                                                           1.069       580,431
                                                                                           0.856       576,141
                                                                                           0.914       582,009
                                                                                           0.795       664,240
                                                                                           0.596       754,036
                                                                                           1.031       645,652
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.801            --
                                                                                           3.645       916,963
                                                                                           2.855     1,059,779
                                                                                           2.352     1,162,410
                                                                                           2.567     1,309,700
                                                                                           2.367     1,633,919
                                                                                           1.672     2,021,781
                                                                                           2.909     2,304,913
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.141       707,135
                                                                                           4.067       775,627
                                                                                           4.277       811,646
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.516        70,483
                                                                                           1.493        62,364
                                                                                           1.573        57,605
                                                                                           1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.390       332,956
                                                                                           1.304       343,078
                                                                                           1.329       301,402
                                                                                           1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.409       160,107
                                                                                           1.308       104,385
                                                                                           1.333        52,262
                                                                                           1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.354       142,259
                                                                                           1.280       105,367
                                                                                           1.304        96,027
                                                                                           1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.547            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.512       2.376            --
                                                                              2014   2.690       2.512            --
                                                                              2013   2.080       2.690            --
                                                                              2012   1.625       2.080            --
                                                                              2011   1.911       1.625            --
                                                                              2010   1.657       1.911            --
                                                                              2009   1.078       1.657            --
                                                                              2008   1.732       1.078            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)...................... 2016   1.749       1.997        46,494
                                                                              2015   1.944       1.749        46,744
                                                                              2014   1.793       1.944        44,985
                                                                              2013   1.392       1.793        62,332
                                                                              2012   1.228       1.392        69,361
                                                                              2011   1.290       1.228        54,327
                                                                              2010   1.039       1.290        54,704
                                                                              2009   0.831       1.039        41,692
                                                                              2008   1.259       0.831        21,959
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................... 2016   2.174       2.401        23,027
                                                                              2015   2.231       2.174        19,842
                                                                              2014   2.086       2.231        18,424
                                                                              2013   1.502       2.086        32,585
                                                                              2012   1.282       1.502        30,711
                                                                              2011   1.308       1.282        27,593
                                                                              2010   1.046       1.308        25,189
                                                                              2009   0.788       1.046        22,489
                                                                              2008   1.212       0.788        43,918
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................... 2016   1.533       1.983         3,764
                                                                              2015   1.672       1.533         3,848
                                                                              2014   1.616       1.672        52,274
                                                                              2013   1.227       1.616        61,780
                                                                              2012   1.073       1.227        58,156
                                                                              2011   1.208       1.073        44,246
                                                                              2010   1.022       1.208        41,582
                                                                              2009   0.801       1.022        36,841
                                                                              2008   1.077       0.801        30,583
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   1.592       1.577            --
                                                                              2008   2.154       1.592       543,843
                                                                              2007   2.049       2.154       583,398
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011   0.676       0.720            --
                                                                              2010   0.638       0.676         2,108
                                                                              2009   0.467       0.638           143
                                                                              2008   0.894       0.467            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 2016   4.193       4.353         1,742
                                                                              2015   4.180       4.193         1,582
                                                                              2014   4.075       4.180         1,594
                                                                              2013   3.513       4.075         1,605
                                                                              2012   3.031       3.513         1,617
                                                                              2011   3.105       3.031        12,144
                                                                              2010   2.566       3.105        11,826
                                                                              2009   1.841       2.566        11,841
                                                                              2008   3.058       1.841        41,098
                                                                              2007   2.537       3.058       123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.594       2.677            --
                                                                              2015   2.675       2.594        39,692
                                                                              2014   2.574       2.675        35,201
                                                                              2013   2.407       2.574        47,102
                                                                              2012   2.151       2.407        34,473
                                                                              2011   2.076       2.151        34,933
                                                                              2010   1.855       2.076        39,173
                                                                              2009   1.369       1.855        34,059
                                                                              2008   1.697       1.369        30,128
                                                                              2007   1.606       1.697        62,141
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.488       2.751        23,694

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.915       2.488        23,648
                                                                               2014   3.145       2.915        33,217
                                                                               2013   3.342       3.145        34,300
                                                                               2012   2.839       3.342        36,314
                                                                               2011   3.520       2.839        30,678
                                                                               2010   2.871       3.520        41,359
                                                                               2009   1.717       2.871        59,930
                                                                               2008   3.893       1.717        57,856
                                                                               2007   3.080       3.893        51,693
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.624       0.594            --
                                                                               2008   1.101       0.624        50,499
                                                                               2007   0.995       1.101        50,703
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.382       1.452            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.022       2.165         1,677
                                                                               2015   1.958       2.022         1,062
                                                                               2014   1.743       1.958           295
                                                                               2013   1.314       1.743        76,800
                                                                               2012   1.171       1.314        71,598
                                                                               2011   1.182       1.171        55,400
                                                                               2010   1.063       1.182       100,710
                                                                               2009   0.902       1.063       108,152
                                                                               2008   1.455       0.902        92,630
                                                                               2007   1.440       1.455        49,767
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.354       1.459       398,905
                                                                               2015   1.398       1.354       897,231
                                                                               2014   1.346       1.398       862,106
                                                                               2013   1.051       1.346       771,658
                                                                               2012   0.911       1.051       752,907
                                                                               2011   1.062       0.911       670,237
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2016   1.694       2.198        47,854
                                                                               2015   1.812       1.694       128,705
                                                                               2014   1.802       1.812       135,113
                                                                               2013   1.376       1.802       216,717
                                                                               2012   1.180       1.376       249,324
                                                                               2011   1.311       1.180       234,467
                                                                               2010   1.106       1.311       322,476
                                                                               2009   0.885       1.106       355,916
                                                                               2008   1.276       0.885       433,632
                                                                               2007   1.393       1.276       534,019
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.421       1.392        44,184
                                                                               2015   1.463       1.421        58,548
                                                                               2014   1.590       1.463        66,568
                                                                               2013   1.349       1.590       122,906
                                                                               2012   1.169       1.349       119,081
                                                                               2011   1.325       1.169       110,476
                                                                               2010   1.203       1.325        64,304
                                                                               2009   0.925       1.203        62,342
                                                                               2008   1.623       0.925        73,269
                                                                               2007   1.541       1.623        61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.450       2.659            --
                                                                               2012   2.347       2.450       192,496
                                                                               2011   2.503       2.347       210,836
                                                                               2010   2.054       2.503       276,944
                                                                               2009   1.515       2.054       318,840
                                                                               2008   2.388       1.515       358,519
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2016   1.327       1.201         1,137
                                                                               2015   1.413       1.327         3,772
                                                                               2014   1.415       1.413         3,723
                                                                               2013   1.030       1.415        27,973
                                                                               2012   0.953       1.030        23,545
                                                                               2011   1.036       0.953        19,936
                                                                               2010   0.793       1.036        17,715
                                                                               2009   0.510       0.793        15,868
                                                                               2008   0.917       0.510         2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012   0.864       0.972            --

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2011   0.883       0.864        84,132
                                                                            2010   0.814       0.883        79,814
                                                                            2009   0.572       0.814       137,194
                                                                            2008   1.018       0.572       478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 2016   1.494       1.484        33,757
                                                                            2015   1.451       1.494        33,870
                                                                            2014   1.433       1.451        33,968
                                                                            2013   1.138       1.433        81,447
                                                                            2012   0.947       1.138        80,866
                                                                            2011   1.044       0.947       103,855
                                                                            2010   0.909       1.044       116,468
                                                                            2009   0.655       0.909       166,216
                                                                            2008   1.111       0.655       380,955
                                                                            2007   1.056       1.111       510,670
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 2016   1.311       1.363       169,045
                                                                            2015   1.366       1.311       205,926
                                                                            2014   1.339       1.366       191,982
                                                                            2013   1.488       1.339       232,880
                                                                            2012   1.377       1.488       284,516
                                                                            2011   1.249       1.377       233,791
                                                                            2010   1.170       1.249       233,097
                                                                            2009   1.000       1.170       259,025
                                                                            2008   1.117       1.000       201,107
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2016   1.912       1.940       498,370
                                                                            2015   1.934       1.912       527,920
                                                                            2014   1.878       1.934       512,148
                                                                            2013   1.937       1.878       610,215
                                                                            2012   1.793       1.937       524,687
                                                                            2011   1.758       1.793       508,642
                                                                            2010   1.644       1.758       578,756
                                                                            2009   1.471       1.644       532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2016   2.200       2.216            --
                                                                            2015   2.224       2.200        60,321
                                                                            2014   2.024       2.224        67,850
                                                                            2013   1.539       2.024        81,633
                                                                            2012   1.407       1.539        83,672
                                                                            2011   1.491       1.407        92,595
                                                                            2010   1.298       1.491        97,643
                                                                            2009   1.060       1.298       103,948
                                                                            2008   1.596       1.060       147,414
                                                                            2007   1.538       1.596       154,843
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2016   2.486       2.552            --
                                                                            2015   2.547       2.486        65,530
                                                                            2014   2.464       2.547        74,500
                                                                            2013   2.454       2.464        75,505
                                                                            2012   2.224       2.454       178,042
                                                                            2011   2.171       2.224       162,513
                                                                            2010   1.958       2.171       165,254
                                                                            2009   1.488       1.958       180,217
                                                                            2008   1.687       1.488       365,236
                                                                            2007   1.600       1.687       362,331
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2016   7.832       8.977            --
                                                                            2015   8.217       7.832            --
                                                                            2014   7.338       8.217            --
                                                                            2013   5.549       7.338            --
                                                                            2012   4.758       5.549            --
                                                                            2011   5.014       4.758            --
                                                                            2010   4.334       5.014            --
                                                                            2009   3.703       4.334            --
                                                                            2008   5.558       3.703            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016   1.687       1.935       102,141
                                                                            2015   1.768       1.687       105,609
                                                                            2014   1.616       1.768       121,758
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.666       1.721            --
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.891       2.031            --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.369       1.431            --

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.803       1.802            --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016   2.176       2.202       205,322
                                                                            2015   2.196       2.176       196,336
                                                                            2014   2.099       2.196       217,718
                                                                            2013   2.174       2.099       243,589
                                                                            2012   2.117       2.174       254,615
                                                                            2011   1.992       2.117       287,632
                                                                            2010   1.900       1.992       304,159
                                                                            2009   1.827       1.900       328,897
                                                                            2008   1.744       1.827       426,703
                                                                            2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016   1.932       1.970       208,329
                                                                            2015   1.943       1.932       234,730
                                                                            2014   1.835       1.943       222,669
                                                                            2013   1.871       1.835       271,021
                                                                            2012   1.760       1.871       314,653
                                                                            2011   1.671       1.760       345,369
                                                                            2010   1.560       1.671       315,228
                                                                            2009   1.441       1.560       351,895
                                                                            2008   1.510       1.441       379,320
                                                                            2007   1.437       1.510       332,369
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2016   1.865       1.845       290,520
                                                                            2015   1.775       1.865       342,472
                                                                            2014   1.649       1.775       347,449
                                                                            2013   1.243       1.649       458,293
                                                                            2012   1.099       1.243       477,138
                                                                            2011   1.221       1.099       502,741
                                                                            2010   1.031       1.221       595,483
                                                                            2009   0.816       1.031       916,928
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.070       2.794            --
                                                                            2008   3.194       2.070            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2016   1.680       1.961        14,437
                                                                            2015   1.811       1.680        19,296
                                                                            2014   1.670       1.811        16,096
                                                                            2013   1.282       1.670        24,187
                                                                            2012   1.138       1.282        29,043
                                                                            2011   1.128       1.138         9,497
                                                                            2010   1.048       1.128         6,667
                                                                            2009   0.954       1.048         5,411
                                                                            2008   1.396       0.954            --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........... 2016   1.231       1.220        18,736
                                                                            2015   1.246       1.231        18,736
                                                                            2014   1.260       1.246        18,736
                                                                            2013   1.275       1.260        18,725
                                                                            2012   1.289       1.275        18,725
                                                                            2011   1.304       1.289        18,739
                                                                            2010   1.314       1.304        20,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.645       0.639            --
                                                                            2008   1.092       0.645         1,731
                                                                            2007   1.150       1.092         4,408
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.760       0.795            --
                                                                            2008   1.394       0.760     1,168,891
                                                                            2007   1.356       1.394     1,224,247
 MSF FI Value Leaders Subaccount (Class D) (4/08).......................... 2013   1.459       1.609            --
                                                                            2012   1.277       1.459       125,105
                                                                            2011   1.377       1.277       152,347
                                                                            2010   1.217       1.377       164,483
                                                                            2009   1.012       1.217       269,013
                                                                            2008   1.552       1.012       274,630
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................... 2016   2.157       2.245       103,830

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.123       2.157       161,825
                                                                                 2014   1.934       2.123       155,329
                                                                                 2013   1.475       1.934       161,467
                                                                                 2012   1.346       1.475       173,731
                                                                                 2011   1.405       1.346       177,509
                                                                                 2010   1.234       1.405       218,821
                                                                                 2009   0.837       1.234       316,288
                                                                                 2008   1.560       0.837       356,043
                                                                                 2007   1.310       1.560       332,537
 MSF Jennison Growth Subaccount (Class A) (4/12)................................ 2016   1.497       1.482        84,164
                                                                                 2015   1.367       1.497       102,375
                                                                                 2014   1.268       1.367       111,795
                                                                                 2013   0.936       1.268       104,348
                                                                                 2012   0.970       0.936       177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   0.857       0.979            --
                                                                                 2011   0.865       0.857        31,904
                                                                                 2010   0.786       0.865        34,134
                                                                                 2009   0.570       0.786        30,990
                                                                                 2008   0.858       0.570        45,078
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2016   2.499       2.643       227,118
                                                                                 2015   2.465       2.499       235,071
                                                                                 2014   2.255       2.465       239,913
                                                                                 2013   1.892       2.255       246,649
                                                                                 2012   1.703       1.892       308,424
                                                                                 2011   1.659       1.703       307,575
                                                                                 2010   1.531       1.659       354,602
                                                                                 2009   1.320       1.531       475,581
                                                                                 2008   1.776       1.320        80,729
                                                                                 2007   1.757       1.776       188,221
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.777       1.885       228,161
                                                                                 2015   1.755       1.777       220,720
                                                                                 2014   1.605       1.755       242,663
                                                                                 2013   1.214       1.605       270,717
                                                                                 2012   1.088       1.214       309,571
                                                                                 2011   1.147       1.088       303,370
                                                                                 2010   1.036       1.147       332,691
                                                                                 2009   0.794       1.036       379,785
                                                                                 2008   1.282       0.794       466,832
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011   0.981       1.065            --
                                                                                 2010   0.858       0.981       376,649
                                                                                 2009   0.660       0.858       385,597
                                                                                 2008   1.121       0.660       417,149
                                                                                 2007   1.098       1.121       310,613
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016   1.388       1.435       139,490
                                                                                 2015   1.413       1.388       142,531
                                                                                 2014   1.368       1.413       167,916
                                                                                 2013   1.327       1.368       440,115
                                                                                 2012   1.229       1.327       347,794
                                                                                 2011   1.204       1.229       332,770
                                                                                 2010   1.107       1.204       368,759
                                                                                 2009   0.929       1.107       447,744
                                                                                 2008   1.098       0.929       200,478
                                                                                 2007   1.052       1.098       180,965
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).................... 2016   1.418       1.487     1,279,607
                                                                                 2015   1.450       1.418     1,311,076
                                                                                 2014   1.398       1.450     1,255,698
                                                                                 2013   1.275       1.398     1,357,838
                                                                                 2012   1.157       1.275     1,346,351
                                                                                 2011   1.158       1.157     1,487,486
                                                                                 2010   1.051       1.158     1,494,445
                                                                                 2009   0.859       1.051     1,374,926
                                                                                 2008   1.109       0.859     1,572,585
                                                                                 2007   1.070       1.109     1,363,809
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).................... 2016   1.428       1.512     3,837,085

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.463       1.428     4,180,849
                                                                        2014   1.409       1.463     4,086,334
                                                                        2013   1.208       1.409     4,848,741
                                                                        2012   1.079       1.208     4,921,137
                                                                        2011   1.107       1.079     4,808,567
                                                                        2010   0.989       1.107     4,765,998
                                                                        2009   0.791       0.989     4,738,265
                                                                        2008   1.121       0.791     5,929,292
                                                                        2007   1.087       1.121     5,364,482
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........... 2016   1.419       1.517     2,501,333
                                                                        2015   1.460       1.419     2,730,230
                                                                        2014   1.403       1.460     2,845,003
                                                                        2013   1.142       1.403     2,856,847
                                                                        2012   1.001       1.142     3,128,957
                                                                        2011   1.052       1.001     2,991,247
                                                                        2010   0.928       1.052     3,104,348
                                                                        2009   0.727       0.928     3,568,201
                                                                        2008   1.134       0.727     4,543,502
                                                                        2007   1.105       1.134     4,050,840
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2016   3.241       3.579       567,694
                                                                        2015   3.240       3.241       561,226
                                                                        2014   2.891       3.240       619,430
                                                                        2013   2.214       2.891       701,377
                                                                        2012   1.935       2.214       698,925
                                                                        2011   1.921       1.935       715,941
                                                                        2010   1.692       1.921       697,013
                                                                        2009   1.356       1.692     1,021,123
                                                                        2008   2.180       1.356       824,665
                                                                        2007   2.192       2.180       892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   2.970       3.200     1,009,565
                                                                        2015   3.015       2.970     1,129,927
                                                                        2014   2.813       3.015     1,175,069
                                                                        2013   2.396       2.813     1,340,382
                                                                        2012   2.177       2.396     1,512,010
                                                                        2011   2.154       2.177     1,626,988
                                                                        2010   1.984       2.154     1,746,941
                                                                        2009   1.695       1.984     2,269,079
                                                                        2008   2.207       1.695     2,484,195
                                                                        2007   2.144       2.207     2,565,350
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.210       2.499     1,030,883
                                                                        2015   2.239       2.210     1,171,097
                                                                        2014   2.044       2.239     1,233,695
                                                                        2013   1.523       2.044     1,410,861
                                                                        2012   1.321       1.523     1,541,857
                                                                        2011   1.325       1.321     1,632,316
                                                                        2010   1.203       1.325     1,772,834
                                                                        2009   1.007       1.203     1,913,290
                                                                        2008   1.510       1.007     2,054,169
                                                                        2007   1.419       1.510     2,268,880
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2016   1.728       1.731       276,284
                                                                        2015   1.767       1.728       304,681
                                                                        2014   1.902       1.767       329,597
                                                                        2013   1.578       1.902       421,639
                                                                        2012   1.349       1.578       419,177
                                                                        2011   1.560       1.349       409,104
                                                                        2010   1.459       1.560       405,607
                                                                        2009   1.147       1.459       426,910
                                                                        2008   2.003       1.147       446,421
                                                                        2007   2.051       2.003       368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.297       3.868       126,430
                                                                        2015   3.316       3.297       127,741
                                                                        2014   3.354       3.316       127,267
                                                                        2013   2.677       3.354       139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2016   2.699       3.236       209,189

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015    2.852
                                                                                           2014    2.746
                                                                                           2013    2.005
                                                                                           2012    1.743
                                                                                           2011    1.839
                                                                                           2010    1.466
                                                                                           2009    1.176
                                                                                           2008    1.790
                                                                                           2007    1.842
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........................... 2016    2.685
                                                                                           2015    2.457
                                                                                           2014    2.284
                                                                                           2013    1.665
                                                                                           2012    1.419
                                                                                           2011    1.455
                                                                                           2010    1.261
                                                                                           2009    0.892
                                                                                           2008    1.457
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016    3.263
                                                                                           2015    3.221
                                                                                           2014    3.055
                                                                                           2013    2.144
                                                                                           2012    1.871
                                                                                           2011    1.866
                                                                                           2010    1.401
                                                                                           2009    1.023
                                                                                           2008    1.551
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007    2.165
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   33.315
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016    2.026
                                                                                           2015    2.034
                                                                                           2014    1.999
                                                                                           2013    2.034
                                                                                           2012    1.987
                                                                                           2011    1.902
                                                                                           2010    1.816
                                                                                           2009    1.758
                                                                                           2008    1.782
                                                                                           2007    1.725
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009    1.418
                                                                                           2008    1.368
                                                                                           2007    1.273
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008    0.990
                                                                                           2007    0.908
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007    1.429
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007    1.995
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2016    2.540
                                                                                           2015    2.614
                                                                                           2014    2.419
                                                                                           2013    2.061
                                                                                           2012    1.884
                                                                                           2011    1.906
                                                                                           2010    1.719
                                                                                           2009    1.415
                                                                                           2008    1.914
                                                                                           2007    1.746
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 2009    0.569
                                                                                           2008    1.010
                                                                                           2007    0.909



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.699      219,212
                                                                                            2.852      241,869
                                                                                            2.746      283,372
                                                                                            2.005      302,245
                                                                                            1.743      306,203
                                                                                            1.839      342,008
                                                                                            1.466      354,741
                                                                                            1.176      514,574
                                                                                            1.790      479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)...........................  2.695       34,306
                                                                                            2.685       27,939
                                                                                            2.457       31,532
                                                                                            2.284       13,875
                                                                                            1.665        9,522
                                                                                            1.419       23,928
                                                                                            1.455       25,576
                                                                                            1.261       13,023
                                                                                            0.892       13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...........................  3.596      294,465
                                                                                            3.263      337,730
                                                                                            3.221      344,412
                                                                                            3.055      334,477
                                                                                            2.144      388,949
                                                                                            1.871      401,193
                                                                                            1.866      444,326
                                                                                            1.401      539,837
                                                                                            1.023      646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).................  2.251           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 34.646        6,541
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...............  2.031      104,556
                                                                                            2.026      143,722
                                                                                            2.034      175,057
                                                                                            1.999      270,128
                                                                                            2.034      336,737
                                                                                            1.987      339,470
                                                                                            1.902      349,233
                                                                                            1.816      408,689
                                                                                            1.758      484,798
                                                                                            1.782      670,477
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)..........................  1.467           --
                                                                                            1.418      315,874
                                                                                            1.368      228,125
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)..................................  0.920           --
                                                                                            0.990           --
 Putnam VT International Equity Subaccount (Class IB) (5/01)..............................  1.549           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)...................................  2.134           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................  2.667      146,160
                                                                                            2.540      156,991
                                                                                            2.614      150,155
                                                                                            2.419      152,619
                                                                                            2.061      185,737
                                                                                            1.884      151,574
                                                                                            1.906      163,185
                                                                                            1.719      186,027
                                                                                            1.415      257,988
                                                                                            1.914      386,633
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)...................................  0.584           --
                                                                                            0.569        8,318
                                                                                            1.010        6,848


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --

                             Gold Track Select BLIC

--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)......................... 2007   2.217       2.342            --
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.087       1.168            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03).................. 2008   0.930       0.889            --
                                                                                 2007   0.802       0.930       109,960
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 2016   2.535       2.536     1,086,515
                                                                                 2015   2.385       2.535     1,251,931
                                                                                 2014   2.345       2.385     1,449,098
                                                                                 2013   1.826       2.345     1,550,822
                                                                                 2012   1.499       1.826     2,004,861
                                                                                 2011   1.655       1.499     3,069,218
                                                                                 2010   1.490       1.655     2,735,685
                                                                                 2009   1.053       1.490     1,876,048
                                                                                 2008   1.720       1.053     1,242,629
                                                                                 2007   1.507       1.720       912,511
 American Funds Growth Subaccount (Class 2) (5/04).............................. 2016   2.322       2.527     2,087,603
                                                                                 2015   2.186       2.322     2,241,656
                                                                                 2014   2.027       2.186     2,671,204
                                                                                 2013   1.567       2.027     2,778,224
                                                                                 2012   1.337       1.567     3,190,950
                                                                                 2011   1.406       1.337     4,214,472
                                                                                 2010   1.191       1.406     4,328,492
                                                                                 2009   0.860       1.191     3,306,607
                                                                                 2008   1.544       0.860     2,766,884
                                                                                 2007   1.382       1.544     2,785,664
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 2016   2.041       2.263       849,760
                                                                                 2015   2.024       2.041       968,466
                                                                                 2014   1.840       2.024     1,395,059
                                                                                 2013   1.387       1.840     1,531,460
                                                                                 2012   1.188       1.387     1,847,248
                                                                                 2011   1.217       1.188     2,709,698
                                                                                 2010   1.099       1.217     2,252,078
                                                                                 2009   0.842       1.099     1,552,987
                                                                                 2008   1.363       0.842     1,185,410
                                                                                 2007   1.306       1.363     1,330,289
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)......................... 2007   3.090       3.248            --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)....... 2016   4.482       5.854       138,648
                                                                                 2015   4.808       4.482       154,522
                                                                                 2014   4.569       4.808       191,527
                                                                                 2013   3.443       4.569       217,744
                                                                                 2012   3.041       3.443       290,183
                                                                                 2011   3.100       3.041       371,122
                                                                                 2010   2.358       3.100       559,517
                                                                                 2009   1.799       2.358       437,604
                                                                                 2008   2.582       1.799       391,923
                                                                                 2007   2.781       2.582       418,349
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).................... 2008   1.415       1.358            --
                                                                                 2007   1.329       1.415       367,420
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).............. 2008   1.723       1.632            --
                                                                                 2007   1.949       1.723       854,724
Fidelity(Reg. TM) Variable Insurance Products

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Asset Manager Subaccount (Initial Class) (11/97)....................... 2007   1.780       1.870            --
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2016   2.678       2.868     2,405,773
                                                                                      2015   2.683       2.678     2,702,760
                                                                                      2014   2.418       2.683     3,166,078
                                                                                      2013   1.857       2.418     3,479,929
                                                                                      2012   1.609       1.857     4,080,504
                                                                                      2011   1.665       1.609     5,678,027
                                                                                      2010   1.432       1.665     5,177,190
                                                                                      2009   1.064       1.432     4,323,092
                                                                                      2008   1.867       1.064     3,733,850
                                                                                      2007   1.601       1.867     3,698,163
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2016   2.308       2.355        25,722
                                                                                      2015   2.298       2.308        29,143
                                                                                      2014   2.089       2.298        28,469
                                                                                      2013   1.520       2.089        24,844
                                                                                      2012   1.251       1.520        60,314
                                                                                      2011   1.294       1.251        68,707
                                                                                      2010   1.104       1.294       104,921
                                                                                      2009   0.818       1.104       100,461
                                                                                      2008   1.403       0.818        88,755
                                                                                      2007   1.322       1.403        48,915
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2016   3.102       3.639        45,153
                                                                                      2015   3.250       3.102        46,180
                                                                                      2014   3.007       3.250        44,728
                                                                                      2013   2.361       3.007        42,878
                                                                                      2012   2.024       2.361        51,226
                                                                                      2011   2.017       2.024        61,065
                                                                                      2010   1.762       2.017        56,240
                                                                                      2009   1.362       1.762        53,238
                                                                                      2008   2.389       1.362       146,959
                                                                                      2007   2.367       2.389       138,732
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 2016   1.703       1.791       109,747
                                                                                      2015   1.788       1.703            --
 Fidelity VIP Freedom 2025 Subaccount (5/15)......................................... 2016   1.791       1.887        64,027
                                                                                      2015   1.888       1.791            --
 Fidelity VIP Freedom 2030 Subaccount (5/15)......................................... 2016   1.772       1.873        24,501
                                                                                      2015   1.880       1.772         9,500
 Fidelity VIP Freedom 2040 Subaccount (5/15)......................................... 2016   2.295       2.431           481
                                                                                      2015   2.443       2.295            --
 Fidelity VIP Freedom 2050 Subaccount (5/15)......................................... 2016   2.345       2.484         3,359
                                                                                      2015   2.497       2.345            --
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.225       2.048            --
                                                                                      2007   1.763       2.225       290,247
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2016   1.926       2.194            --
                                                                                      2015   2.011       1.926            --
                                                                                      2014   2.000       2.011            --
                                                                                      2013   1.899       2.000            --
                                                                                      2012   1.672       1.899            --
                                                                                      2011   1.617       1.672         1,867
                                                                                      2010   1.429       1.617        34,927
                                                                                      2009   0.999       1.429        34,927
                                                                                      2008   1.339       0.999        37,512
                                                                                      2007   1.311       1.339        37,524
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2016   3.541       3.940     1,037,367
                                                                                      2015   3.622       3.541     1,241,096
                                                                                      2014   3.436       3.622     1,434,741
                                                                                      2013   2.544       3.436     1,564,598
                                                                                      2012   2.234       2.544     1,879,494
                                                                                      2011   2.521       2.234     2,584,570
                                                                                      2010   1.973       2.521     2,275,753
                                                                                      2009   1.420       1.973     1,786,511
                                                                                      2008   2.366       1.420     1,535,912
                                                                                      2007   2.064       2.366     1,743,249
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2016   1.621       1.892       150,068

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.028       1.621       161,287
                                                                                  2014   2.228       2.028       170,393
                                                                                  2013   2.262       2.228       166,678
                                                                                  2012   2.011       2.262       199,065
                                                                                  2011   2.404       2.011       189,511
                                                                                  2010   2.057       2.404       212,374
                                                                                  2009   1.199       2.057       209,376
                                                                                  2008   2.550       1.199       387,232
                                                                                  2007   1.992       2.550       317,595
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2016   1.601       1.706       326,810
                                                                                  2015   1.723       1.601       341,231
                                                                                  2014   1.950       1.723       379,127
                                                                                  2013   1.596       1.950       358,682
                                                                                  2012   1.358       1.596       354,335
                                                                                  2011   1.528       1.358       383,587
                                                                                  2010   1.418       1.528       393,940
                                                                                  2009   1.041       1.418       429,606
                                                                                  2008   1.757       1.041       350,061
                                                                                  2007   1.531       1.757       451,650
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)........... 2007   2.548       2.706            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2016   2.310       2.574       196,747
                                                                                  2015   2.239       2.310       242,169
                                                                                  2014   2.007       2.239       257,314
                                                                                  2013   1.529       2.007       243,706
                                                                                  2012   1.315       1.529       271,968
                                                                                  2011   1.345       1.315       469,253
                                                                                  2010   1.078       1.345       450,604
                                                                                  2009   0.751       1.078       383,306
                                                                                  2008   1.346       0.751       354,214
                                                                                  2007   1.112       1.346       424,858
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2016   1.221       1.236        34,324
                                                                                  2015   1.261       1.221        31,626
                                                                                  2014   1.183       1.261        63,321
                                                                                  2013   0.929       1.183        60,230
                                                                                  2012   0.780       0.929        76,860
                                                                                  2011   0.913       0.780        99,145
                                                                                  2010   0.795       0.913        87,463
                                                                                  2009   0.582       0.795       198,279
                                                                                  2008   1.060       0.582       350,259
                                                                                  2007   0.976       1.060       495,129
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   1.007       1.075            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.288       2.301       864,161
                                                                                  2015   2.342       2.288       909,864
                                                                                  2014   1.957       2.342     1,056,445
                                                                                  2013   1.332       1.957     1,020,430
                                                                                  2012   1.129       1.332     1,045,273
                                                                                  2011   1.108       1.129     1,101,481
                                                                                  2010   0.892       1.108     1,195,312
                                                                                  2009   0.667       0.892     1,413,503
                                                                                  2008   1.126       0.667     1,539,345
                                                                                  2007   1.116       1.126     2,013,129
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.718       1.733            --
                                                                                  2013   1.308       1.718       790,982
                                                                                  2012   1.145       1.308       815,069
                                                                                  2011   1.227       1.145       893,033
                                                                                  2010   1.059       1.227       990,582
                                                                                  2009   0.824       1.059     1,203,817
                                                                                  2008   1.306       0.824     1,249,595
                                                                                  2007   1.298       1.306     1,331,029
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2016   2.137       2.332       205,786

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.116
                                                                                           2014   1.918
                                                                                           2013   1.484
                                                                                           2012   1.288
                                                                                           2011   1.263
                                                                                           2010   1.128
                                                                                           2009   0.929
                                                                                           2008   1.322
                                                                                           2007   1.227
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 2011   0.983
                                                                                           2010   0.884
                                                                                           2009   0.728
                                                                                           2008   1.026
                                                                                           2007   0.970
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)................ 2016   2.230
                                                                                           2015   2.344
                                                                                           2014   2.076
                                                                                           2013   1.658
                                                                                           2012   1.461
                                                                                           2011   1.362
                                                                                           2010   1.221
                                                                                           2009   0.999
                                                                                           2008   1.547
                                                                                           2007   1.529
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2016   3.301
                                                                                           2015   3.025
                                                                                           2014   2.669
                                                                                           2013   1.948
                                                                                           2012   1.629
                                                                                           2011   1.649
                                                                                           2010   1.510
                                                                                           2009   1.067
                                                                                           2008   1.712
                                                                                           2007   1.636
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2016   3.046
                                                                                           2015   3.155
                                                                                           2014   2.841
                                                                                           2013   2.159
                                                                                           2012   1.865
                                                                                           2011   1.787
                                                                                           2010   1.643
                                                                                           2009   1.327
                                                                                           2008   2.074
                                                                                           2007   2.008
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2016   2.452
                                                                                           2015   2.579
                                                                                           2014   2.493
                                                                                           2013   1.705
                                                                                           2012   1.437
                                                                                           2011   1.426
                                                                                           2010   1.146
                                                                                           2009   0.807
                                                                                           2008   1.370
                                                                                           2007   1.253
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.709
                                                                                           2008   1.141
                                                                                           2007   1.094
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.135
                                                                                           2010   1.101
                                                                                           2009   0.861
                                                                                           2008   1.531
                                                                                           2007   1.449
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2016   2.612



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.137       234,317
                                                                                           2.116       234,740
                                                                                           1.918       258,452
                                                                                           1.484       246,424
                                                                                           1.288       298,260
                                                                                           1.263       300,382
                                                                                           1.128       336,318
                                                                                           0.929       343,279
                                                                                           1.322       319,953
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 1.072            --
                                                                                           0.983        23,623
                                                                                           0.884        24,242
                                                                                           0.728        19,178
                                                                                           1.026        19,159
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)................ 2.549        25,909
                                                                                           2.230        34,093
                                                                                           2.344        47,421
                                                                                           2.076        46,440
                                                                                           1.658        52,386
                                                                                           1.461        28,342
                                                                                           1.362        29,937
                                                                                           1.221        21,190
                                                                                           0.999        19,862
                                                                                           1.547        17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 3.524        63,989
                                                                                           3.301        66,982
                                                                                           3.025        82,679
                                                                                           2.669        83,114
                                                                                           1.948        82,769
                                                                                           1.629       166,723
                                                                                           1.649       154,347
                                                                                           1.510        74,119
                                                                                           1.067        93,392
                                                                                           1.712       138,898
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.422       241,801
                                                                                           3.046       268,282
                                                                                           3.155       276,240
                                                                                           2.841       288,201
                                                                                           2.159       488,434
                                                                                           1.865       790,456
                                                                                           1.787       783,808
                                                                                           1.643       585,486
                                                                                           1.327       604,312
                                                                                           2.074     1,012,376
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.578       114,122
                                                                                           2.452       158,156
                                                                                           2.579       175,697
                                                                                           2.493       211,622
                                                                                           1.705       369,677
                                                                                           1.437       546,075
                                                                                           1.426       470,162
                                                                                           1.146       402,831
                                                                                           0.807       347,536
                                                                                           1.370       217,352
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.693            --
                                                                                           0.709     4,140,312
                                                                                           1.141     4,736,684
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.226            --
                                                                                           1.135        95,905
                                                                                           1.101        84,537
                                                                                           0.861        89,068
                                                                                           1.531       176,856
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.715        17,367

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.597       2.612        18,705
                                                                               2014   2.621       2.597        28,795
                                                                               2013   2.414       2.621        24,862
                                                                               2012   2.061       2.414        21,055
                                                                               2011   2.024       2.061        32,924
                                                                               2010   1.746       2.024        36,777
                                                                               2009   1.098       1.746        30,623
                                                                               2008   1.578       1.098        46,937
                                                                               2007   1.583       1.578        52,111
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.061       1.051            --
                                                                               2010   0.977       1.061        26,071
                                                                               2009   0.837       0.977        62,855
                                                                               2008   1.069       0.837        59,470
                                                                               2007   1.061       1.069        64,549
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................. 2010   1.419       1.416            --
                                                                               2009   1.424       1.419            58
                                                                               2008   1.397       1.424     1,026,538
                                                                               2007   1.339       1.397       238,696
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)................................... 2007   2.230       2.347            --
 LMPVPI Total Return Subaccount (Class I) (9/98).............................. 2007   1.488       1.535            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)................................... 2007   1.913       2.017            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)............ 2007   1.333       1.427            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)................... 2007   1.331       1.387            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)....................... 2007   1.400       1.548           683
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   2.609       2.522            --
                                                                               2007   2.475       2.609       467,961
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2016   2.544       2.892       466,003
                                                                               2015   2.656       2.544       553,304
                                                                               2014   2.581       2.656       532,966
                                                                               2013   2.363       2.581       787,944
                                                                               2012   2.033       2.363       973,227
                                                                               2011   1.993       2.033     1,126,789
                                                                               2010   1.725       1.993     1,313,771
                                                                               2009   1.178       1.725       963,309
                                                                               2008   1.561       1.178       822,732
                                                                               2007   1.528       1.561       863,101
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2016   1.269       1.276       854,010
                                                                               2015   1.293       1.269       842,726
                                                                               2014   1.144       1.293       889,722
                                                                               2013   1.109       1.144       916,710
                                                                               2012   0.883       1.109     1,221,078
                                                                               2011   0.938       0.883     1,353,015
                                                                               2010   0.812       0.938     1,375,066
                                                                               2009   0.604       0.812     1,220,900
                                                                               2008   1.040       0.604     1,101,186
                                                                               2007   1.228       1.040     1,321,364
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   4.007       4.186            --
                                                                               2013   3.122       4.007     3,405,847
                                                                               2012   2.557       3.122     3,624,544
                                                                               2011   2.776       2.557     4,592,561
                                                                               2010   2.546       2.776     4,426,605
                                                                               2009   1.789       2.546     4,099,024
                                                                               2008   3.094       1.789     3,609,955
                                                                               2007   2.386       3.094     3,498,318
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2016   4.521       4.628     2,625,460
                                                                               2015   4.729       4.521     2,813,756
                                                                               2014   4.174       4.729     2,978,553
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)............... 2016   1.620       1.654       142,374

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.698
                                                                                           2014   1.436
                                                                                           2013   0.991
                                                                                           2012   0.840
                                                                                           2011   0.818
                                                                                           2010   0.665
                                                                                           2009   0.503
                                                                                           2008   0.794
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.361
                                                                                           2015   1.379
                                                                                           2014   1.308
                                                                                           2013   1.110
                                                                                           2012   0.984
                                                                                           2011   1.011
                                                                                           2010   0.907
                                                                                           2009   0.705
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.364
                                                                                           2015   1.383
                                                                                           2014   1.308
                                                                                           2013   1.051
                                                                                           2012   0.911
                                                                                           2011   0.962
                                                                                           2010   0.853
                                                                                           2009   0.640
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.335
                                                                                           2015   1.353
                                                                                           2014   1.283
                                                                                           2013   1.137
                                                                                           2012   1.032
                                                                                           2011   1.036
                                                                                           2010   0.948
                                                                                           2009   0.773
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2016   2.021
                                                                                           2015   2.124
                                                                                           2014   2.262
                                                                                           2013   1.740
                                                                                           2012   1.352
                                                                                           2011   1.581
                                                                                           2010   1.363
                                                                                           2009   0.882
                                                                                           2008   1.497
                                                                                           2007   1.519
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2016   2.473
                                                                                           2015   2.646
                                                                                           2014   2.435
                                                                                           2013   1.809
                                                                                           2012   1.536
                                                                                           2011   1.568
                                                                                           2010   1.373
                                                                                           2009   1.093
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2016   1.865
                                                                                           2015   2.061
                                                                                           2014   1.891
                                                                                           2013   1.460
                                                                                           2012   1.281
                                                                                           2011   1.338
                                                                                           2010   1.072
                                                                                           2009   0.852
                                                                                           2008   1.401
                                                                                           2007   1.532
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2016   2.303



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.620       102,113
                                                                                           1.698        87,694
                                                                                           1.436        67,355
                                                                                           0.991        63,878
                                                                                           0.840        32,487
                                                                                           0.818         6,983
                                                                                           0.665         1,778
                                                                                           0.503         2,336
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.458     1,017,579
                                                                                           1.361       590,483
                                                                                           1.379       356,987
                                                                                           1.308       299,645
                                                                                           1.110       239,198
                                                                                           0.984       199,530
                                                                                           1.011       135,545
                                                                                           0.907        48,287
                                                                                           0.705        42,820
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.478       583,120
                                                                                           1.364       475,788
                                                                                           1.383       345,786
                                                                                           1.308       295,693
                                                                                           1.051       243,506
                                                                                           0.911       207,415
                                                                                           0.962       137,462
                                                                                           0.853        53,093
                                                                                           0.640        18,406
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.420       310,968
                                                                                           1.335       265,102
                                                                                           1.353       275,976
                                                                                           1.283       235,122
                                                                                           1.137       188,467
                                                                                           1.032        88,986
                                                                                           1.036        58,626
                                                                                           0.948        24,467
                                                                                           0.773        20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.178       239,925
                                                                                           2.021       489,168
                                                                                           2.124       421,917
                                                                                           2.262       306,492
                                                                                           1.740       400,903
                                                                                           1.352       433,015
                                                                                           1.581       406,890
                                                                                           1.363       421,657
                                                                                           0.882       258,795
                                                                                           1.497       276,579
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.883        59,035
                                                                                           2.473        68,171
                                                                                           2.646       118,006
                                                                                           2.435       125,099
                                                                                           1.809       283,360
                                                                                           1.536       486,236
                                                                                           1.568       521,045
                                                                                           1.373       281,517
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2.141       106,566
                                                                                           1.865       119,171
                                                                                           2.061       112,489
                                                                                           1.891       127,930
                                                                                           1.460       155,462
                                                                                           1.281       159,576
                                                                                           1.338       184,167
                                                                                           1.072       186,511
                                                                                           0.852       162,716
                                                                                           1.401       217,540
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.558        17,820

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.351       2.303        16,386
                                                                              2014   2.186       2.351        12,285
                                                                              2013   1.565       2.186        25,614
                                                                              2012   1.328       1.565        23,532
                                                                              2011   1.348       1.328        14,554
                                                                              2010   1.072       1.348        31,634
                                                                              2009   0.804       1.072        34,852
                                                                              2008   1.317       0.804        31,883
                                                                              2007   1.189       1.317        27,162
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.618       2.104        22,088
                                                                              2015   1.755       1.618        19,115
                                                                              2014   1.687       1.755        20,787
                                                                              2013   1.273       1.687        25,884
                                                                              2012   1.108       1.273        27,942
                                                                              2011   1.240       1.108         3,579
                                                                              2010   1.044       1.240        17,365
                                                                              2009   0.813       1.044        30,638
                                                                              2008   1.094       0.813        36,448
                                                                              2007   1.111       1.094        60,249
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   1.703       1.690            --
                                                                              2008   2.292       1.703     1,040,406
                                                                              2007   2.168       2.292     1,708,065
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011   0.696       0.742            --
                                                                              2010   0.652       0.696        14,550
                                                                              2009   0.476       0.652        10,962
                                                                              2008   0.906       0.476            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 2016   4.661       4.866        13,288
                                                                              2015   4.621       4.661        12,752
                                                                              2014   4.481       4.621        12,106
                                                                              2013   3.841       4.481        11,156
                                                                              2012   3.296       3.841        10,178
                                                                              2011   3.358       3.296         9,132
                                                                              2010   2.760       3.358         8,250
                                                                              2009   1.969       2.760         8,766
                                                                              2008   3.253       1.969       161,441
                                                                              2007   2.688       3.253       169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.839       2.934            --
                                                                              2015   2.910       2.839        45,136
                                                                              2014   2.785       2.910        65,712
                                                                              2013   2.590       2.785        82,766
                                                                              2012   2.302       2.590        84,506
                                                                              2011   2.209       2.302        89,531
                                                                              2010   1.964       2.209       100,445
                                                                              2009   1.441       1.964       101,707
                                                                              2008   1.776       1.441       164,857
                                                                              2007   1.673       1.776       182,051
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.735       3.040        45,273
                                                                              2015   3.187       2.735        48,123
                                                                              2014   3.419       3.187        46,421
                                                                              2013   3.613       3.419        55,029
                                                                              2012   3.052       3.613        81,629
                                                                              2011   3.764       3.052        95,800
                                                                              2010   3.054       3.764       111,897
                                                                              2009   1.816       3.054       216,834
                                                                              2008   4.094       1.816       208,396
                                                                              2007   3.227       4.094       165,682
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.651       0.621            --
                                                                              2008   1.142       0.651        38,830
                                                                              2007   1.027       1.142        39,331
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.446       1.522            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.223       2.393        15,973

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015    2.141       2.223        9,543
                                                                               2014    1.896       2.141       12,140
                                                                               2013    1.421       1.896       50,660
                                                                               2012    1.260       1.421       36,638
                                                                               2011    1.265       1.260       32,311
                                                                               2010    1.130       1.265      107,948
                                                                               2009    0.954       1.130        2,953
                                                                               2008    1.531       0.954       14,770
                                                                               2007    1.509       1.531      128,068
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016    1.430       1.549      773,980
                                                                               2015    1.468       1.430      747,469
                                                                               2014    1.406       1.468      673,954
                                                                               2013    1.092       1.406      588,824
                                                                               2012    0.941       1.092      444,050
                                                                               2011    1.093       0.941      373,843
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2016   12.153      12.607          345
                                                                               2015   12.376      12.153          234
                                                                               2014   11.395      12.376          108
                                                                               2013   10.840      11.395           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2016    1.806       2.357      735,261
                                                                               2015    1.921       1.806      797,506
                                                                               2014    1.900       1.921      983,753
                                                                               2013    1.443       1.900    1,025,730
                                                                               2012    1.231       1.443    1,230,951
                                                                               2011    1.360       1.231    1,680,695
                                                                               2010    1.141       1.360    1,755,586
                                                                               2009    0.908       1.141    1,622,276
                                                                               2008    1.302       0.908    1,412,540
                                                                               2007    1.350       1.302    1,323,664
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016    1.540       1.517      193,263
                                                                               2015    1.577       1.540      220,259
                                                                               2014    1.705       1.577      215,676
                                                                               2013    1.438       1.705      251,790
                                                                               2012    1.240       1.438      297,984
                                                                               2011    1.397       1.240      407,878
                                                                               2010    1.262       1.397      374,668
                                                                               2009    0.965       1.262      416,642
                                                                               2008    1.684       0.965      451,543
                                                                               2007    1.593       1.684      505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.650       2.881           --
                                                                               2012    2.525       2.650      429,948
                                                                               2011    2.677       2.525      527,129
                                                                               2010    2.185       2.677      496,271
                                                                               2009    1.603       2.185      514,501
                                                                               2008    1.103       1.603      445,991
                                                                               2007    1.237       1.103       12,283
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2016    1.438       1.309       41,904
                                                                               2015    1.524       1.438       48,597
                                                                               2014    1.517       1.524       61,464
                                                                               2013    1.098       1.517       59,753
                                                                               2012    1.011       1.098       66,561
                                                                               2011    1.093       1.011      100,028
                                                                               2010    0.832       1.093      108,020
                                                                               2009    0.532       0.832       61,048
                                                                               2008    0.953       0.532       30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012    0.917       1.034           --
                                                                               2011    0.932       0.917      321,699
                                                                               2010    0.855       0.932      279,044
                                                                               2009    0.597       0.855      248,181
                                                                               2008    1.059       0.597      348,272
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *................. 2016    1.576       1.574      393,731

                       GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015    1.522       1.576      424,889
                                                                          2014    1.495       1.522      469,644
                                                                          2013    1.180       1.495      470,321
                                                                          2012    0.977       1.180      504,363
                                                                          2011    1.071       0.977      485,285
                                                                          2010    0.927       1.071      547,136
                                                                          2009    0.665       0.927      523,869
                                                                          2008    1.122       0.665      733,293
                                                                          2007    1.060       1.122      925,817
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016    1.537       1.531    2,016,124
                                                                          2015    1.487       1.537    2,154,851
                                                                          2014    1.465       1.487    2,266,928
                                                                          2013    1.159       1.465    2,335,741
                                                                          2012    0.963       1.159    2,272,882
                                                                          2011    1.057       0.963    2,574,150
                                                                          2010    0.917       1.057    2,786,874
                                                                          2009    0.660       0.917    2,944,426
                                                                          2008    1.117       0.660    2,276,973
                                                                          2007    1.058       1.117    2,995,606
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2016    1.387       1.450      269,458
                                                                          2015    1.437       1.387      296,375
                                                                          2014    1.401       1.437      410,673
                                                                          2013    1.549       1.401      691,395
                                                                          2012    1.425       1.549    1,037,515
                                                                          2011    1.286       1.425      694,688
                                                                          2010    1.198       1.286      707,526
                                                                          2009    1.018       1.198      654,510
                                                                          2008    1.097       1.018      879,320
                                                                          2007    1.029       1.097       57,179
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016    2.073       2.114    1,853,166
                                                                          2015    2.085       2.073    2,200,401
                                                                          2014    2.014       2.085    2,489,243
                                                                          2013    2.065       2.014    3,186,971
                                                                          2012    1.901       2.065    5,255,625
                                                                          2011    1.854       1.901    6,897,380
                                                                          2010    1.724       1.854    5,348,047
                                                                          2009    1.537       1.724    2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016    2.446       2.468           --
                                                                          2015    2.459       2.446       83,934
                                                                          2014    2.225       2.459       86,199
                                                                          2013    1.682       2.225       91,623
                                                                          2012    1.530       1.682       99,137
                                                                          2011    1.613       1.530      106,516
                                                                          2010    1.396       1.613      181,948
                                                                          2009    1.134       1.396      208,590
                                                                          2008    1.698       1.134      161,779
                                                                          2007    1.627       1.698      167,853
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.129       1.250           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016    2.763       2.841           --
                                                                          2015    2.816       2.763      332,598
                                                                          2014    2.709       2.816      349,804
                                                                          2013    2.684       2.709      433,932
                                                                          2012    2.419       2.684      538,851
                                                                          2011    2.348       2.419      684,209
                                                                          2010    2.106       2.348      714,453
                                                                          2009    1.592       2.106      586,022
                                                                          2008    1.794       1.592      323,848
                                                                          2007    1.692       1.794      190,481
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2016   11.463      11.914           50
                                                                          2015   11.678      11.463           28
                                                                          2014   10.814      11.678            7
                                                                          2013   10.218      10.814           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016    1.562       1.800      261,792

                        GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   1.629       1.562       289,370
                                                                            2014   1.447       1.629       427,690
                                                                            2013   1.088       1.447       568,818
                                                                            2012   0.928       1.088       665,101
                                                                            2011   0.972       0.928       692,178
                                                                            2010   0.836       0.972       843,204
                                                                            2009   0.710       0.836       838,176
                                                                            2008   1.121       0.710       887,147
                                                                            2007   1.085       1.121       988,521
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016   1.829       2.110       558,745
                                                                            2015   1.906       1.829       609,593
                                                                            2014   1.735       1.906       689,721
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762       1.830            --
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   2.000       2.159            --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448       1.521            --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907       1.916            --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016   2.419       2.461       541,982
                                                                            2015   2.427       2.419       401,761
                                                                            2014   2.308       2.427       448,783
                                                                            2013   2.377       2.308       466,638
                                                                            2012   2.302       2.377       564,487
                                                                            2011   2.154       2.302     1,164,754
                                                                            2010   2.043       2.154       924,433
                                                                            2009   1.954       2.043       841,340
                                                                            2008   1.855       1.954       809,872
                                                                            2007   1.828       1.855       799,904
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016   2.136       2.190       269,328
                                                                            2015   2.136       2.136       304,036
                                                                            2014   2.007       2.136       341,183
                                                                            2013   2.035       2.007       343,249
                                                                            2012   1.903       2.035       615,261
                                                                            2011   1.797       1.903       860,094
                                                                            2010   1.669       1.797       701,280
                                                                            2009   1.534       1.669       385,373
                                                                            2008   1.597       1.534       367,198
                                                                            2007   1.512       1.597       361,988
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2016   2.064       2.054       616,893
                                                                            2015   1.954       2.064       608,204
                                                                            2014   1.805       1.954       679,444
                                                                            2013   1.353       1.805       705,131
                                                                            2012   1.190       1.353     1,020,932
                                                                            2011   1.315       1.190     1,624,034
                                                                            2010   1.104       1.315     1,335,805
                                                                            2009   0.871       1.104       807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.238       2.335            --
                                                                            2008   3.441       2.238            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2016   1.811       2.126       700,024
                                                                            2015   1.942       1.811       719,088
                                                                            2014   1.781       1.942       706,653
                                                                            2013   1.360       1.781       726,311
                                                                            2012   1.200       1.360       686,276
                                                                            2011   1.183       1.200       622,195
                                                                            2010   1.093       1.183       577,571
                                                                            2009   0.990       1.093       553,093
                                                                            2008   1.443       0.990        57,091
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........... 2016   1.278       1.275     4,968,224

                          GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.286       1.278     4,747,670
                                                                                 2014   1.294       1.286     5,373,535
                                                                                 2013   1.301       1.294     4,637,156
                                                                                 2012   1.309       1.301     5,027,198
                                                                                 2011   1.317       1.309     5,331,105
                                                                                 2010   1.325       1.317     6,929,273
                                                                                 2009   1.327       1.325     7,240,947
                                                                                 2008   1.298       1.327     6,489,414
                                                                                 2007   1.243       1.298     4,676,190
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *................. 2009   0.655       0.650            --
                                                                                 2008   1.102       0.655        97,511
                                                                                 2007   1.156       1.102        96,900
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.810       0.848            --
                                                                                 2008   1.476       0.810       820,592
                                                                                 2007   1.429       1.476       886,897
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.589       1.754            --
                                                                                 2012   1.382       1.589       761,482
                                                                                 2011   1.483       1.382     1,141,787
                                                                                 2010   1.304       1.483     1,118,553
                                                                                 2009   1.078       1.304       912,029
                                                                                 2008   1.777       1.078       832,281
                                                                                 2007   1.718       1.777       987,838
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.372       2.483        49,373
                                                                                 2015   2.322       2.372        48,871
                                                                                 2014   2.103       2.322        60,994
                                                                                 2013   1.595       2.103        60,383
                                                                                 2012   1.447       1.595        58,097
                                                                                 2011   1.503       1.447        55,452
                                                                                 2010   1.313       1.503        78,418
                                                                                 2009   0.885       1.313        87,510
                                                                                 2008   1.641       0.885       166,185
                                                                                 2007   1.371       1.641       185,965
 MSF Jennison Growth Subaccount (Class A) (4/12)................................ 2016   1.625       1.618       387,406
                                                                                 2015   1.475       1.625       383,624
                                                                                 2014   1.361       1.475       397,809
                                                                                 2013   0.999       1.361       385,728
                                                                                 2012   1.030       0.999       384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   0.909       1.044            --
                                                                                 2011   0.913       0.909        44,597
                                                                                 2010   0.825       0.913        46,826
                                                                                 2009   0.595       0.825        91,416
                                                                                 2008   0.892       0.595        88,279
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2016   2.778       2.955       460,254
                                                                                 2015   2.725       2.778       491,931
                                                                                 2014   2.479       2.725       664,581
                                                                                 2013   2.068       2.479       689,360
                                                                                 2012   1.852       2.068       768,061
                                                                                 2011   1.795       1.852     1,093,351
                                                                                 2010   1.647       1.795     1,182,794
                                                                                 2009   1.412       1.647     1,273,020
                                                                                 2008   1.889       1.412        37,614
                                                                                 2007   1.862       1.889        37,628
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.956       2.087       338,636
                                                                                 2015   1.921       1.956       229,898
                                                                                 2014   1.747       1.921       235,621
                                                                                 2013   1.314       1.747       234,518
                                                                                 2012   1.172       1.314       289,203
                                                                                 2011   1.228       1.172       370,706
                                                                                 2010   1.103       1.228       380,539
                                                                                 2009   0.841       1.103       368,495
                                                                                 2008   1.353       0.841       324,641
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011   1.008       1.096            --
                                                                                 2010   0.877       1.008       652,513
                                                                                 2009   0.671       0.877       452,347
                                                                                 2008   1.133       0.671       353,152
                                                                                 2007   1.104       1.133       184,278
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016   1.466       1.523       294,020

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015    1.484       1.466      203,426
                                                                     2014    1.429       1.484      201,594
                                                                     2013    1.378       1.429      317,837
                                                                     2012    1.270       1.378      276,080
                                                                     2011    1.237       1.270      105,207
                                                                     2010    1.131       1.237      335,414
                                                                     2009    0.944       1.131      230,078
                                                                     2008    1.109       0.944      159,419
                                                                     2007    1.057       1.109      116,509
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........ 2016    1.497       1.579      765,577
                                                                     2015    1.523       1.497      830,517
                                                                     2014    1.460       1.523      958,163
                                                                     2013    1.324       1.460      749,425
                                                                     2012    1.195       1.324      668,656
                                                                     2011    1.190       1.195      569,123
                                                                     2010    1.073       1.190      943,691
                                                                     2009    0.873       1.073      647,874
                                                                     2008    1.120       0.873      554,788
                                                                     2007    1.075       1.120      379,547
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........ 2016    1.508       1.606    3,361,704
                                                                     2015    1.537       1.508    2,975,685
                                                                     2014    1.472       1.537    3,448,618
                                                                     2013    1.255       1.472    3,018,608
                                                                     2012    1.115       1.255    2,473,745
                                                                     2011    1.137       1.115    2,288,618
                                                                     2010    1.011       1.137    2,752,499
                                                                     2009    0.804       1.011    1,815,955
                                                                     2008    1.133       0.804    1,607,447
                                                                     2007    1.092       1.133    1,362,538
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........ 2016    1.498       1.610    1,131,968
                                                                     2015    1.533       1.498    1,062,186
                                                                     2014    1.466       1.533    1,956,235
                                                                     2013    1.186       1.466    1,779,260
                                                                     2012    1.034       1.186    1,409,873
                                                                     2011    1.081       1.034    1,205,580
                                                                     2010    0.948       1.081    2,750,499
                                                                     2009    0.739       0.948    2,516,836
                                                                     2008    1.146       0.739    2,123,002
                                                                     2007    1.110       1.146    2,019,152
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........ 2016   29.280      34.950        1,849
                                                                     2015   30.267      29.280          614
                                                                     2014   27.880      30.267          160
                                                                     2013   23.816      27.880           10
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............. 2016    3.603       4.000    1,475,281
                                                                     2015    3.582       3.603    1,954,690
                                                                     2014    3.178       3.582    1,910,202
                                                                     2013    2.421       3.178    1,961,035
                                                                     2012    2.104       2.421    2,205,793
                                                                     2011    2.078       2.104    2,985,130
                                                                     2010    1.820       2.078    3,205,205
                                                                     2009    1.450       1.820    3,424,479
                                                                     2008    2.319       1.450    1,173,180
                                                                     2007    2.323       2.319    1,244,922
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016    3.302       3.577    1,503,019
                                                                     2015    3.333       3.302    1,714,226
                                                                     2014    3.093       3.333    2,027,678
                                                                     2013    2.620       3.093    2,105,540
                                                                     2012    2.367       2.620    2,321,778
                                                                     2011    2.330       2.367    2,608,318
                                                                     2010    2.133       2.330    2,877,524
                                                                     2009    1.813       2.133    2,873,547
                                                                     2008    2.348       1.813    2,878,662
                                                                     2007    2.268       2.348    3,607,412
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016    2.356       2.679      446,326

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015    2.374
                                                                                           2014    2.155
                                                                                           2013    1.597
                                                                                           2012    1.378
                                                                                           2011    1.374
                                                                                           2010    1.241
                                                                                           2009    1.033
                                                                                           2008    1.540
                                                                                           2007    1.440
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 2016    1.920
                                                                                           2015    1.953
                                                                                           2014    2.091
                                                                                           2013    1.726
                                                                                           2012    1.467
                                                                                           2011    1.687
                                                                                           2010    1.569
                                                                                           2009    1.226
                                                                                           2008    2.130
                                                                                           2007    2.180
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 2016    3.626
                                                                                           2015    3.626
                                                                                           2014    3.648
                                                                                           2013    2.901
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2016    3.000
                                                                                           2015    3.153
                                                                                           2014    3.020
                                                                                           2013    2.192
                                                                                           2012    1.896
                                                                                           2011    1.989
                                                                                           2010    1.576
                                                                                           2009    1.258
                                                                                           2008    1.904
                                                                                           2007    1.958
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........................... 2016    2.950
                                                                                           2015    2.686
                                                                                           2014    2.483
                                                                                           2013    1.800
                                                                                           2012    1.526
                                                                                           2011    1.556
                                                                                           2010    1.341
                                                                                           2009    0.943
                                                                                           2008    1.535
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016    3.588
                                                                                           2015    3.523
                                                                                           2014    3.323
                                                                                           2013    2.319
                                                                                           2012    2.013
                                                                                           2011    1.996
                                                                                           2010    1.491
                                                                                           2009    1.082
                                                                                           2008    1.635
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007    2.290
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   37.500
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016    2.252
                                                                                           2015    2.249
                                                                                           2014    2.197
                                                                                           2013    2.224
                                                                                           2012    2.161
                                                                                           2011    2.057
                                                                                           2010    1.953
                                                                                           2009    1.880
                                                                                           2008    1.896
                                                                                           2007    1.825
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).......................... 2007    1.001
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 2009    1.479



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.356      520,093
                                                                                            2.374      570,200
                                                                                            2.155      611,594
                                                                                            1.597      260,281
                                                                                            1.378      426,155
                                                                                            1.374      269,028
                                                                                            1.241      316,110
                                                                                            1.033      335,922
                                                                                            1.540      377,227
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *..............................  1.935      500,420
                                                                                            1.920      521,717
                                                                                            1.953      576,044
                                                                                            2.091      653,976
                                                                                            1.726      763,665
                                                                                            1.467    1,017,526
                                                                                            1.687    1,053,491
                                                                                            1.569    1,082,312
                                                                                            1.226    1,077,589
                                                                                            2.130    1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).................................  4.277      224,509
                                                                                            3.626      257,611
                                                                                            3.626      331,083
                                                                                            3.648      367,028
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *...........................  3.617      458,909
                                                                                            3.000      480,214
                                                                                            3.153      559,236
                                                                                            3.020      556,896
                                                                                            2.192      589,600
                                                                                            1.896      746,055
                                                                                            1.989      809,535
                                                                                            1.576      769,787
                                                                                            1.258      692,763
                                                                                            1.904      673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)...........................  2.977       14,588
                                                                                            2.950        8,460
                                                                                            2.686       35,043
                                                                                            2.483       35,410
                                                                                            1.800       19,728
                                                                                            1.526       17,174
                                                                                            1.556        6,522
                                                                                            1.341        2,051
                                                                                            0.943       18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...........................  3.976      543,161
                                                                                            3.588      519,224
                                                                                            3.523      524,796
                                                                                            3.323      574,025
                                                                                            2.319      518,324
                                                                                            2.013      661,884
                                                                                            1.996      600,423
                                                                                            1.491      593,019
                                                                                            1.082      683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).................  2.385           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 39.140       25,845
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...............  2.270      183,167
                                                                                            2.252      185,112
                                                                                            2.249      204,776
                                                                                            2.197      208,259
                                                                                            2.224      246,951
                                                                                            2.161      286,013
                                                                                            2.057      313,579
                                                                                            1.953      374,483
                                                                                            1.880      442,793
                                                                                            1.896      351,999
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)..........................  1.025           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)..........................  1.533           --

                     GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.420       1.479     1,631,914
                                                                       2007   1.313       1.420       783,061
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).............. 2008   1.027       0.956            --
                                                                       2007   0.936       1.027        75,092
 Putnam VT International Equity Subaccount (Class IB) (7/01).......... 2007   1.474       1.601            --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)............... 2007   2.058       2.205            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2016   2.823       2.981       114,374
                                                                       2015   2.890       2.823       110,429
                                                                       2014   2.660       2.890       118,649
                                                                       2013   2.254       2.660       114,854
                                                                       2012   2.048       2.254       112,453
                                                                       2011   2.061       2.048       111,826
                                                                       2010   1.849       2.061       110,723
                                                                       2009   1.514       1.849       123,343
                                                                       2008   2.036       1.514        78,316
                                                                       2007   1.847       2.036       130,963
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................... 2009   1.086       1.057            --
                                                                       2008   1.702       1.086       216,838
                                                                       2007   1.753       1.702       245,445
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.593       0.610            --
                                                                       2008   1.048       0.593         3,421
                                                                       2007   0.938       1.048         3,421
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)..................... 2016   2.494       2.674            --
                                                                       2015   2.807       2.494         1,070
                                                                       2014   2.704       2.807         1,073
                                                                       2013   2.370       2.704         1,365
                                                                       2012   2.092       2.370         6,837
                                                                       2011   2.269       2.092        31,592
                                                                       2010   1.947       2.269        39,119
                                                                       2009   1.223       1.947       202,527
                                                                       2008   2.219       1.223        29,497
                                                                       2007   2.248       2.219        27,265





                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   2.172       2.293            --
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.086       1.166            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.917       0.877            --
                                                                       2007   0.793       0.917       128,916
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2016   2.477       2.472        31,530
                                                                       2015   2.335       2.477        43,723
                                                                       2014   2.300       2.335        31,946
                                                                       2013   1.795       2.300        58,786
                                                                       2012   1.476       1.795        43,491
                                                                       2011   1.633       1.476        61,935
                                                                       2010   1.473       1.633        68,332
                                                                       2009   1.044       1.473        69,361
                                                                       2008   1.708       1.044       120,682
                                                                       2007   1.499       1.708       123,531
 American Funds Growth Subaccount (Class 2) (5/04).................... 2016   2.268       2.464        85,980

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.140       2.268        98,665
                                                                                      2014   1.988       2.140        74,500
                                                                                      2013   1.540       1.988        80,589
                                                                                      2012   1.317       1.540       182,911
                                                                                      2011   1.387       1.317       253,411
                                                                                      2010   1.178       1.387       233,275
                                                                                      2009   0.852       1.178       222,115
                                                                                      2008   1.532       0.852       167,479
                                                                                      2007   1.375       1.532       197,035
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................ 2016   1.994       2.206        95,257
                                                                                      2015   1.981       1.994       138,456
                                                                                      2014   1.805       1.981        94,409
                                                                                      2013   1.363       1.805       101,424
                                                                                      2012   1.170       1.363       108,938
                                                                                      2011   1.201       1.170       118,697
                                                                                      2010   1.086       1.201       135,008
                                                                                      2009   0.834       1.086       123,680
                                                                                      2008   1.353       0.834        97,490
                                                                                      2007   1.299       1.353       101,446
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   3.040       3.193            --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2016   4.329       5.644       106,226
                                                                                      2015   4.654       4.329       107,717
                                                                                      2014   4.431       4.654       120,415
                                                                                      2013   3.346       4.431       280,891
                                                                                      2012   2.961       3.346       320,646
                                                                                      2011   3.025       2.961       374,903
                                                                                      2010   2.305       3.025       397,309
                                                                                      2009   1.763       2.305       393,993
                                                                                      2008   2.534       1.763       377,676
                                                                                      2007   2.736       2.534       445,402
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.388       1.332            --
                                                                                      2007   1.306       1.388     4,769,937
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.691       1.601            --
                                                                                      2007   1.917       1.691     1,694,486
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (11/97)....................... 2007   1.744       1.830            --
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2016   2.601       2.779       550,225
                                                                                      2015   2.611       2.601       553,711
                                                                                      2014   2.357       2.611       510,921
                                                                                      2013   1.814       2.357       745,118
                                                                                      2012   1.575       1.814       873,350
                                                                                      2011   1.633       1.575       979,830
                                                                                      2010   1.408       1.633     1,034,999
                                                                                      2009   1.048       1.408     1,169,601
                                                                                      2008   1.842       1.048     1,169,357
                                                                                      2007   1.583       1.842     1,010,307
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2016   2.241       2.282        13,751
                                                                                      2015   2.236       2.241        39,899
                                                                                      2014   2.037       2.236        39,899
                                                                                      2013   1.485       2.037        38,801
                                                                                      2012   1.225       1.485        31,972
                                                                                      2011   1.270       1.225        26,834
                                                                                      2010   1.085       1.270        40,243
                                                                                      2009   0.805       1.085        39,370
                                                                                      2008   1.384       0.805        43,976
                                                                                      2007   1.307       1.384        37,548
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2016   2.985       3.495         1,424

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   3.133       2.985         1,424
                                                                              2014   2.905       3.133            --
                                                                              2013   2.285       2.905            --
                                                                              2012   1.964       2.285            --
                                                                              2011   1.960       1.964            --
                                                                              2010   1.716       1.960            --
                                                                              2009   1.329       1.716            --
                                                                              2008   2.335       1.329            --
                                                                              2007   2.319       2.335            79
 Fidelity VIP Freedom 2020 Subaccount (5/15)................................. 2016   1.667       1.749         8,692
                                                                              2015   1.752       1.667            --
 Fidelity VIP Freedom 2025 Subaccount (5/15)................................. 2016   1.753       1.843        36,618
                                                                              2015   1.851       1.753        34,526
 Fidelity VIP Freedom 2030 Subaccount (5/15)................................. 2016   1.734       1.830        14,796
                                                                              2015   1.843       1.734            --
 Fidelity VIP Freedom 2040 Subaccount (5/15)................................. 2016   2.265       2.393         4,839
                                                                              2015   2.413       2.265            --
 Fidelity VIP Freedom 2050 Subaccount (5/15)................................. 2016   2.313       2.445            --
                                                                              2015   2.467       2.313            --
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)...................... 2008   2.175       2.001            --
                                                                              2007   1.727       2.175           142
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)................. 2016   1.853       2.107            --
                                                                              2015   1.939       1.853            --
                                                                              2014   1.932       1.939            --
                                                                              2013   1.838       1.932            --
                                                                              2012   1.622       1.838            --
                                                                              2011   1.572       1.622            --
                                                                              2010   1.392       1.572            --
                                                                              2009   0.975       1.392            --
                                                                              2008   1.310       0.975            --
                                                                              2007   1.284       1.310            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................... 2016   3.439       3.818     2,292,552
                                                                              2015   3.524       3.439     1,997,561
                                                                              2014   3.350       3.524     1,412,479
                                                                              2013   2.486       3.350       792,885
                                                                              2012   2.187       2.486       673,835
                                                                              2011   2.473       2.187       824,587
                                                                              2010   1.939       2.473       926,233
                                                                              2009   1.399       1.939       868,005
                                                                              2008   2.334       1.399       778,711
                                                                              2007   2.040       2.334       682,204
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2016   1.584       1.845        83,836
                                                                              2015   1.986       1.584        76,776
                                                                              2014   2.185       1.986        62,998
                                                                              2013   2.223       2.185        49,596
                                                                              2012   1.980       2.223        46,457
                                                                              2011   2.372       1.980        40,539
                                                                              2010   2.034       2.372        34,292
                                                                              2009   1.188       2.034        15,493
                                                                              2008   2.532       1.188        13,032
                                                                              2007   1.982       2.532        63,148
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2016   1.564       1.663        94,069
                                                                              2015   1.686       1.564        46,778
                                                                              2014   1.913       1.686        36,844
                                                                              2013   1.568       1.913        57,348
                                                                              2012   1.337       1.568       100,488
                                                                              2011   1.508       1.337        90,811
                                                                              2010   1.402       1.508        95,027
                                                                              2009   1.032       1.402       111,986
                                                                              2008   1.744       1.032        41,486
                                                                              2007   1.523       1.744        47,238
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 2007   2.497       2.649            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 2016   2.243       2.494       162,255

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.179       2.243       139,437
                                                                                  2014   1.957       2.179       115,764
                                                                                  2013   1.494       1.957       178,610
                                                                                  2012   1.287       1.494       113,604
                                                                                  2011   1.319       1.287       117,567
                                                                                  2010   1.060       1.319       144,776
                                                                                  2009   0.740       1.060       126,535
                                                                                  2008   1.328       0.740        96,775
                                                                                  2007   1.099       1.328       163,043
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2016   1.186       1.198        26,963
                                                                                  2015   1.227       1.186        38,545
                                                                                  2014   1.154       1.227        38,135
                                                                                  2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
                                                                                  2007   0.965       1.046       185,888
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.996       1.063            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.221       2.230       574,035
                                                                                  2015   2.279       2.221       705,331
                                                                                  2014   1.908       2.279       666,380
                                                                                  2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
                                                                                  2007   1.103       1.111     1,861,761
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.675       1.688            --
                                                                                  2013   1.278       1.675       946,918
                                                                                  2012   1.120       1.278       997,587
                                                                                  2011   1.204       1.120     1,014,699
                                                                                  2010   1.041       1.204     1,134,861
                                                                                  2009   0.811       1.041     1,279,307
                                                                                  2008   1.289       0.811     1,554,778
                                                                                  2007   1.283       1.289     1,950,355
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2016   2.075       2.260       223,528
                                                                                  2015   2.059       2.075       225,372
                                                                                  2014   1.870       2.059       175,821
                                                                                  2013   1.450       1.870       135,184
                                                                                  2012   1.260       1.450       123,849
                                                                                  2011   1.238       1.260       126,706
                                                                                  2010   1.108       1.238       138,304
                                                                                  2009   0.915       1.108       128,557
                                                                                  2008   1.305       0.915       123,669
                                                                                  2007   1.213       1.305       158,562
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.964       1.050            --
                                                                                  2010   0.869       0.964        88,598
                                                                                  2009   0.717       0.869        92,353
                                                                                  2008   1.012       0.717        83,877
                                                                                  2007   0.959       1.012        80,250
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.154       2.457        75,631
                                                                                  2015   2.269       2.154        80,751
                                                                                  2014   2.013       2.269        94,436
                                                                                  2013   1.612       2.013        52,484
                                                                                  2012   1.422       1.612        61,448
                                                                                  2011   1.329       1.422        57,718
                                                                                  2010   1.193       1.329        87,789
                                                                                  2009   0.979       1.193       111,247
                                                                                  2008   1.518       0.979        35,053
                                                                                  2007   1.503       1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2016   3.188       3.397       626,125

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.927
                                                                                           2014   2.589
                                                                                           2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2016   2.943
                                                                                           2015   3.054
                                                                                           2014   2.756
                                                                                           2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2016   2.381
                                                                                           2015   2.509
                                                                                           2014   2.431
                                                                                           2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.695
                                                                                           2008   1.122
                                                                                           2007   1.078
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2016   2.514
                                                                                           2015   2.504
                                                                                           2014   2.532
                                                                                           2013   2.337
                                                                                           2012   1.999
                                                                                           2011   1.968
                                                                                           2010   1.701
                                                                                           2009   1.072
                                                                                           2008   1.543
                                                                                           2007   1.551
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045
                                                                                           2010   0.965
                                                                                           2009   0.828
                                                                                           2008   1.059
                                                                                           2007   1.054
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.382
                                                                                           2009   1.390
                                                                                           2008   1.365
                                                                                           2007   1.312
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.194
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.463
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.874
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.318
Lord Abbett Series Fund, Inc.



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.188       641,175
                                                                                           2.927       656,217
                                                                                           2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.299       307,758
                                                                                           2.943       315,224
                                                                                           3.054       374,090
                                                                                           2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.499        89,659
                                                                                           2.381       110,129
                                                                                           2.509        94,379
                                                                                           2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.679            --
                                                                                           0.695     4,637,187
                                                                                           1.122     5,110,031
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.607        97,577
                                                                                           2.514        92,729
                                                                                           2.504        93,121
                                                                                           2.532       100,217
                                                                                           2.337       106,077
                                                                                           1.999       110,910
                                                                                           1.968       126,578
                                                                                           1.701       296,572
                                                                                           1.072       178,560
                                                                                           1.543       183,374
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --
                                                                                           1.045        43,466
                                                                                           0.965        59,069
                                                                                           0.828            --
                                                                                           1.059            --
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.378            --
                                                                                           1.382       126,643
                                                                                           1.390        84,653
                                                                                           1.365        56,007
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.308            --
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.509            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 1.975            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.410            --
Lord Abbett Series Fund, Inc.

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.323
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.392
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.561
                                                                                           2007   2.434
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2016   2.453
                                                                                           2015   2.566
                                                                                           2014   2.498
                                                                                           2013   2.292
                                                                                           2012   1.976
                                                                                           2011   1.941
                                                                                           2010   1.683
                                                                                           2009   1.152
                                                                                           2008   1.530
                                                                                           2007   1.501
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.245
                                                                                           2015   1.270
                                                                                           2014   1.126
                                                                                           2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
                                                                                           2007   1.227
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.871
                                                                                           2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2016   4.351
                                                                                           2015   4.559
                                                                                           2014   4.030
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2016   1.573
                                                                                           2015   1.652
                                                                                           2014   1.399
                                                                                           2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.340
                                                                                           2015   1.360
                                                                                           2014   1.293
                                                                                           2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.343
                                                                                           2015   1.364
                                                                                           2014   1.293
                                                                                           2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.315



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.379            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.539            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.475            --
                                                                                           2.561       398,951
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.784     1,255,905
                                                                                           2.453     1,064,018
                                                                                           2.566       793,569
                                                                                           2.498       275,613
                                                                                           2.292       272,317
                                                                                           1.976       276,989
                                                                                           1.941       419,238
                                                                                           1.683       438,838
                                                                                           1.152       494,734
                                                                                           1.530       582,243
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.249     2,155,624
                                                                                           1.245     1,922,454
                                                                                           1.270     1,385,560
                                                                                           1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
                                                                                           1.037       743,345
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.042            --
                                                                                           3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.445     1,082,050
                                                                                           4.351     1,007,649
                                                                                           4.559       706,102
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.602       456,779
                                                                                           1.573       472,233
                                                                                           1.652       323,261
                                                                                           1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.433       284,030
                                                                                           1.340       483,542
                                                                                           1.360       377,550
                                                                                           1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.452       229,452
                                                                                           1.343       292,574
                                                                                           1.364       237,818
                                                                                           1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.396        23,518

                        GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   1.335       1.315        18,467
                                                                            2014   1.268       1.335        18,683
                                                                            2013   1.126       1.268        28,361
                                                                            2012   1.024       1.126        12,877
                                                                            2011   1.031       1.024         7,940
                                                                            2010   0.945       1.031        12,461
                                                                            2009   0.772       0.945        17,485
                                                                            2008   1.002       0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   1.948       2.095       495,116
                                                                            2015   2.052       1.948       554,077
                                                                            2014   2.189       2.052       501,418
                                                                            2013   1.687       2.189       629,412
                                                                            2012   1.314       1.687       658,953
                                                                            2011   1.539       1.314       631,730
                                                                            2010   1.330       1.539       750,109
                                                                            2009   0.862       1.330       757,256
                                                                            2008   1.466       0.862       754,532
                                                                            2007   1.491       1.466       849,683
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   2.411       2.805        44,757
                                                                            2015   2.585       2.411        46,625
                                                                            2014   2.383       2.585        49,221
                                                                            2013   1.774       2.383        92,501
                                                                            2012   1.509       1.774        21,917
                                                                            2011   1.544       1.509        25,264
                                                                            2010   1.355       1.544        19,392
                                                                            2009   1.080       1.355        13,794
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).................... 2016   1.822       2.087       128,001
                                                                            2015   2.018       1.822       132,669
                                                                            2014   1.855       2.018       126,472
                                                                            2013   1.435       1.855       146,908
                                                                            2012   1.261       1.435       149,033
                                                                            2011   1.320       1.261       264,062
                                                                            2010   1.060       1.320       191,893
                                                                            2009   0.845       1.060       181,879
                                                                            2008   1.390       0.845       127,758
                                                                            2007   1.523       1.390        78,940
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2016   2.256       2.500        65,217
                                                                            2015   2.306       2.256        58,880
                                                                            2014   2.149       2.306        30,303
                                                                            2013   1.541       2.149         6,791
                                                                            2012   1.311       1.541         2,378
                                                                            2011   1.333       1.311           978
                                                                            2010   1.063       1.333           167
                                                                            2009   0.798       1.063            --
                                                                            2008   1.310       0.798            --
                                                                            2007   1.186       1.310            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2016   1.586       2.059        61,478
                                                                            2015   1.724       1.586        48,383
                                                                            2014   1.661       1.724        31,396
                                                                            2013   1.256       1.661        19,560
                                                                            2012   1.095       1.256        13,741
                                                                            2011   1.228       1.095         6,118
                                                                            2010   1.036       1.228         2,457
                                                                            2009   0.809       1.036            --
                                                                            2008   1.090       0.809            --
                                                                            2007   1.110       1.090            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.662       1.648            --
                                                                            2008   2.241       1.662     1,402,647
                                                                            2007   2.124       2.241     1,802,979
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.689       0.734            --
                                                                            2010   0.647       0.689           636
                                                                            2009   0.473       0.647           849
                                                                            2008   0.902       0.473            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2016   4.485       4.673            --

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015    4.456       4.485           --
                                                                               2014    4.329       4.456           --
                                                                               2013    3.719       4.329           --
                                                                               2012    3.197       3.719           --
                                                                               2011    3.264       3.197           --
                                                                               2010    2.688       3.264           --
                                                                               2009    1.922       2.688           --
                                                                               2008    3.181       1.922           --
                                                                               2007    2.632       3.181           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2016    2.747       2.838           --
                                                                               2015    2.822       2.747       19,919
                                                                               2014    2.706       2.822        7,606
                                                                               2013    2.522       2.706        3,394
                                                                               2012    2.246       2.522        6,794
                                                                               2011    2.160       2.246        6,125
                                                                               2010    1.924       2.160       25,786
                                                                               2009    1.414       1.924       22,337
                                                                               2008    1.747       1.414       22,931
                                                                               2007    1.648       1.747        6,247
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016    2.643       2.932      163,523
                                                                               2015    3.085       2.643      117,305
                                                                               2014    3.317       3.085      118,246
                                                                               2013    3.512       3.317      135,404
                                                                               2012    2.973       3.512      121,243
                                                                               2011    3.673       2.973      118,155
                                                                               2010    2.986       3.673      163,240
                                                                               2009    1.779       2.986      155,305
                                                                               2008    4.020       1.779      138,295
                                                                               2007    3.173       4.020      197,308
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009    0.641       0.611           --
                                                                               2008    1.127       0.641      796,158
                                                                               2007    1.015       1.127      892,684
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007    1.423       1.496           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016    2.148       2.307      161,188
                                                                               2015    2.073       2.148      189,924
                                                                               2014    1.839       2.073      218,378
                                                                               2013    1.382       1.839      241,202
                                                                               2012    1.227       1.382      276,003
                                                                               2011    1.234       1.227      335,282
                                                                               2010    1.105       1.234      388,161
                                                                               2009    0.935       1.105      436,974
                                                                               2008    1.503       0.935      412,186
                                                                               2007    1.483       1.503      460,523
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016    1.402       1.516    2,675,982
                                                                               2015    1.442       1.402    2,925,909
                                                                               2014    1.384       1.442    2,945,388
                                                                               2013    1.077       1.384    4,122,273
                                                                               2012    0.930       1.077    4,174,272
                                                                               2011    1.081       0.930    4,009,043
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2016   12.077      12.503        4,707
                                                                               2015   12.323      12.077        2,254
                                                                               2014   11.369      12.323          890
                                                                               2013   10.829      11.369           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2016    1.765       2.298      212,308
                                                                               2015    1.880       1.765      196,257
                                                                               2014    1.864       1.880      208,208
                                                                               2013    1.418       1.864      230,924
                                                                               2012    1.212       1.418      308,692
                                                                               2011    1.342       1.212      335,134
                                                                               2010    1.128       1.342      373,183
                                                                               2009    0.900       1.128      381,485
                                                                               2008    1.292       0.900      394,187
                                                                               2007    1.343       1.292      372,815
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016    1.495       1.471      304,285

                       GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.535       1.495       464,277
                                                                          2014   1.662       1.535       474,845
                                                                          2013   1.405       1.662       688,149
                                                                          2012   1.214       1.405       835,491
                                                                          2011   1.370       1.214       919,063
                                                                          2010   1.240       1.370       414,854
                                                                          2009   0.950       1.240       567,735
                                                                          2008   1.662       0.950       518,681
                                                                          2007   1.574       1.662       428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   2.575       2.798            --
                                                                          2012   2.459       2.575       222,135
                                                                          2011   2.612       2.459       226,771
                                                                          2010   2.137       2.612       317,112
                                                                          2009   1.570       2.137       314,630
                                                                          2008   1.098       1.570       335,949
                                                                          2007   1.232       1.098            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2016   1.397       1.268         2,699
                                                                          2015   1.483       1.397         2,699
                                                                          2014   1.479       1.483         2,699
                                                                          2013   1.073       1.479         7,753
                                                                          2012   0.990       1.073         6,325
                                                                          2011   1.072       0.990         4,881
                                                                          2010   0.818       1.072        11,229
                                                                          2009   0.524       0.818        13,396
                                                                          2008   0.940       0.524        13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.898       1.011            --
                                                                          2011   0.914       0.898        40,844
                                                                          2010   0.840       0.914        19,688
                                                                          2009   0.588       0.840         3,374
                                                                          2008   1.044       0.588         1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2016   1.546       1.541         4,087
                                                                          2015   1.496       1.546         4,087
                                                                          2014   1.472       1.496            --
                                                                          2013   1.165       1.472            --
                                                                          2012   0.966       1.165            --
                                                                          2011   1.061       0.966            --
                                                                          2010   0.920       1.061            --
                                                                          2009   0.661       0.920            --
                                                                          2008   1.118       0.661            --
                                                                          2007   1.058       1.118            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.507       1.498     5,033,952
                                                                          2015   1.462       1.507     4,266,674
                                                                          2014   1.442       1.462     2,758,706
                                                                          2013   1.144       1.442       702,798
                                                                          2012   0.952       1.144       376,449
                                                                          2011   1.047       0.952       311,976
                                                                          2010   0.911       1.047       266,703
                                                                          2009   0.657       0.911       252,599
                                                                          2008   1.113       0.657       224,215
                                                                          2007   1.056       1.113       270,535
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2016   1.359       1.418     1,566,670
                                                                          2015   1.411       1.359     1,182,973
                                                                          2014   1.378       1.411       810,418
                                                                          2013   1.526       1.378        88,452
                                                                          2012   1.407       1.526        48,917
                                                                          2011   1.273       1.407        38,489
                                                                          2010   1.188       1.273        27,151
                                                                          2009   1.012       1.188           146
                                                                          2008   1.092       1.012            --
                                                                          2007   1.026       1.092            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   2.013       2.049       409,320
                                                                          2015   2.029       2.013       400,631
                                                                          2014   1.963       2.029       443,329
                                                                          2013   2.017       1.963       623,867
                                                                          2012   1.861       2.017       746,860
                                                                          2011   1.819       1.861       692,215
                                                                          2010   1.695       1.819       986,894
                                                                          2009   1.513       1.695     1,014,204

                        GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2016    2.353       2.373           --
                                                                            2015    2.371       2.353      159,524
                                                                            2014    2.150       2.371      165,932
                                                                            2013    1.628       2.150      216,269
                                                                            2012    1.484       1.628      224,371
                                                                            2011    1.568       1.484      268,870
                                                                            2010    1.360       1.568      315,749
                                                                            2009    1.106       1.360      305,700
                                                                            2008    1.660       1.106      285,979
                                                                            2007    1.594       1.660      314,468
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................... 2007    1.126       1.246           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2016    2.659       2.732           --
                                                                            2015    2.715       2.659      117,712
                                                                            2014    2.617       2.715      135,190
                                                                            2013    2.598       2.617      144,065
                                                                            2012    2.346       2.598      204,538
                                                                            2011    2.282       2.346      205,706
                                                                            2010    2.051       2.282      289,517
                                                                            2009    1.553       2.051      343,687
                                                                            2008    1.754       1.553      306,265
                                                                            2007    1.658       1.754      518,301
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)............ 2016   11.401      11.827        2,103
                                                                            2015   11.638      11.401        1,453
                                                                            2014   10.799      11.638          766
                                                                            2013   10.218      10.799          127
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2016    1.532       1.762    3,800,650
                                                                            2015    1.601       1.532    3,362,972
                                                                            2014    1.425       1.601    2,356,801
                                                                            2013    1.074       1.425      524,200
                                                                            2012    0.917       1.074      288,782
                                                                            2011    0.963       0.917      338,768
                                                                            2010    0.830       0.963      356,299
                                                                            2009    0.707       0.830      401,545
                                                                            2008    1.118       0.707      405,252
                                                                            2007    1.083       1.118      525,124
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016    1.776       2.045      880,760
                                                                            2015    1.855       1.776    1,017,045
                                                                            2014    1.691       1.855      863,161
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.727       1.789           --
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.960       2.112           --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.419       1.488           --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.868       1.874           --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016    2.327       2.363    1,458,344
                                                                            2015    2.340       2.327    1,439,454
                                                                            2014    2.230       2.340    1,589,023
                                                                            2013    2.301       2.230    1,876,784
                                                                            2012    2.232       2.301    2,237,594
                                                                            2011    2.093       2.232    2,438,991
                                                                            2010    1.990       2.093    2,724,405
                                                                            2009    1.907       1.990    3,101,195
                                                                            2008    1.814       1.907    4,013,665
                                                                            2007    1.788       1.814    5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016    2.060       2.107      522,651
                                                                            2015    2.064       2.060      415,905
                                                                            2014    1.943       2.064      269,302
                                                                            2013    1.974       1.943      148,288
                                                                            2012    1.850       1.974      149,519
                                                                            2011    1.750       1.850      144,927
                                                                            2010    1.628       1.750      247,765
                                                                            2009    1.499       1.628      255,792
                                                                            2008    1.565       1.499      265,936
                                                                            2007    1.484       1.565      308,286
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2016    1.989       1.975    3,059,241

                      GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.887       1.989     3,472,399
                                                                         2014   1.747       1.887     3,768,735
                                                                         2013   1.312       1.747     4,183,212
                                                                         2012   1.156       1.312     4,803,119
                                                                         2011   1.280       1.156     5,248,481
                                                                         2010   1.077       1.280     5,918,628
                                                                         2009   0.851       1.077     6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)......... 2009   2.176       2.268            --
                                                                         2008   3.349       2.176            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.762       2.064       116,682
                                                                         2015   1.893       1.762        58,316
                                                                         2014   1.740       1.893        52,570
                                                                         2013   1.331       1.740        50,695
                                                                         2012   1.177       1.331        86,216
                                                                         2011   1.163       1.177       106,431
                                                                         2010   1.076       1.163        97,332
                                                                         2009   0.977       1.076        94,288
                                                                         2008   1.426       0.977        16,423
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   1.235       1.229     9,876,524
                                                                         2015   1.245       1.235     6,914,751
                                                                         2014   1.255       1.245     4,391,668
                                                                         2013   1.265       1.255     1,951,321
                                                                         2012   1.275       1.265     1,452,020
                                                                         2011   1.285       1.275     1,337,454
                                                                         2010   1.295       1.285     1,449,295
                                                                         2009   1.300       1.295     1,691,763
                                                                         2008   1.274       1.300     1,960,772
                                                                         2007   1.223       1.274     1,871,487
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *......... 2009   0.651       0.646            --
                                                                         2008   1.098       0.651        65,305
                                                                         2007   1.154       1.098        65,459
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.791       0.828            --
                                                                         2008   1.446       0.791     6,253,994
                                                                         2007   1.402       1.446     7,813,729
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.540       1.700            --
                                                                         2012   1.343       1.540     1,164,652
                                                                         2011   1.444       1.343     1,193,551
                                                                         2010   1.272       1.444     1,344,022
                                                                         2009   1.053       1.272     1,524,567
                                                                         2008   1.740       1.053     1,716,197
                                                                         2007   1.686       1.740     2,249,824
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   2.291       2.393       330,859
                                                                         2015   2.247       2.291       349,875
                                                                         2014   2.040       2.247       362,268
                                                                         2013   1.550       2.040       416,381
                                                                         2012   1.410       1.550       485,720
                                                                         2011   1.467       1.410       514,795
                                                                         2010   1.284       1.467       570,859
                                                                         2009   0.867       1.284       595,283
                                                                         2008   1.611       0.867       672,349
                                                                         2007   1.349       1.611     1,352,154
 MSF Jennison Growth Subaccount (Class A) (4/12)........................ 2016   1.577       1.567     1,803,672
                                                                         2015   1.435       1.577     1,652,159
                                                                         2014   1.326       1.435     1,001,461
                                                                         2013   0.976       1.326       258,442
                                                                         2012   1.010       0.976        93,273
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2012   0.890       1.020            --
                                                                         2011   0.895       0.890        60,536
                                                                         2010   0.811       0.895       127,942
                                                                         2009   0.586       0.811       131,679
                                                                         2008   0.879       0.586       120,787
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)................ 2016   2.673       2.837       918,187

                          GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015    2.627       2.673       867,166
                                                                                 2014    2.395       2.627       766,359
                                                                                 2013    2.002       2.395       781,560
                                                                                 2012    1.796       2.002       863,177
                                                                                 2011    1.744       1.796       970,067
                                                                                 2010    1.604       1.744     1,111,066
                                                                                 2009    1.378       1.604     1,294,596
                                                                                 2008    1.847       1.378            --
                                                                                 2007    1.823       1.847            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016    1.889       2.011     2,024,362
                                                                                 2015    1.859       1.889     2,135,253
                                                                                 2014    1.694       1.859     2,371,019
                                                                                 2013    1.277       1.694     2,573,273
                                                                                 2012    1.141       1.277     2,888,276
                                                                                 2011    1.198       1.141     3,131,196
                                                                                 2010    1.078       1.198     3,497,472
                                                                                 2009    0.824       1.078     3,633,309
                                                                                 2008    1.327       0.824     3,950,051
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011    0.998       1.085            --
                                                                                 2010    0.870       0.998     4,286,903
                                                                                 2009    0.667       0.870     4,106,955
                                                                                 2008    1.129       0.667     3,721,661
                                                                                 2007    1.102       1.129     3,796,333
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016    1.437       1.490       312,365
                                                                                 2015    1.457       1.437       298,627
                                                                                 2014    1.406       1.457       353,240
                                                                                 2013    1.359       1.406       190,581
                                                                                 2012    1.255       1.359       182,322
                                                                                 2011    1.225       1.255       134,156
                                                                                 2010    1.122       1.225       170,454
                                                                                 2009    0.939       1.122       219,536
                                                                                 2008    1.105       0.939       168,100
                                                                                 2007    1.055       1.105       125,379
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).................... 2016    1.468       1.545     1,441,319
                                                                                 2015    1.496       1.468     1,929,530
                                                                                 2014    1.437       1.496     1,711,151
                                                                                 2013    1.306       1.437     1,860,925
                                                                                 2012    1.181       1.306     2,295,330
                                                                                 2011    1.178       1.181     2,276,532
                                                                                 2010    1.065       1.178     2,646,337
                                                                                 2009    0.868       1.065     3,407,282
                                                                                 2008    1.116       0.868     2,960,835
                                                                                 2007    1.073       1.116     3,635,110
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).................... 2016    1.479       1.571    12,125,947
                                                                                 2015    1.510       1.479    13,557,797
                                                                                 2014    1.449       1.510    13,126,154
                                                                                 2013    1.238       1.449    12,788,678
                                                                                 2012    1.102       1.238    13,723,391
                                                                                 2011    1.126       1.102    14,564,765
                                                                                 2010    1.003       1.126    14,648,560
                                                                                 2009    0.799       1.003    17,633,812
                                                                                 2008    1.129       0.799    21,968,516
                                                                                 2007    1.090       1.129    27,232,965
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).................... 2016    1.469       1.576    10,594,184
                                                                                 2015    1.506       1.469    11,900,735
                                                                                 2014    1.443       1.506    11,985,397
                                                                                 2013    1.170       1.443    13,714,799
                                                                                 2012    1.022       1.170    15,362,093
                                                                                 2011    1.071       1.022    16,177,775
                                                                                 2010    0.941       1.071    16,565,115
                                                                                 2009    0.735       0.941    18,592,958
                                                                                 2008    1.141       0.735    20,641,601
                                                                                 2007    1.108       1.141    26,253,065
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).................... 2016   28.386      33.815        26,438
                                                                                 2015   29.401      28.386        14,826
                                                                                 2014   27.138      29.401         5,732
                                                                                 2013   23.213      27.138           151
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2016    3.467       3.841     3,875,044

                      GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   3.454       3.467     3,841,124
                                                                        2014   3.070       3.454     3,555,720
                                                                        2013   2.344       3.070     4,187,993
                                                                        2012   2.041       2.344     4,459,599
                                                                        2011   2.020       2.041     4,734,786
                                                                        2010   1.773       2.020     5,232,895
                                                                        2009   1.415       1.773     5,530,262
                                                                        2008   2.268       1.415     4,190,003
                                                                        2007   2.275       2.268     4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   3.177       3.435     1,415,611
                                                                        2015   3.214       3.177     1,526,460
                                                                        2014   2.988       3.214     1,255,764
                                                                        2013   2.536       2.988     1,022,735
                                                                        2012   2.296       2.536       976,550
                                                                        2011   2.265       2.296     1,125,594
                                                                        2010   2.078       2.265     1,293,733
                                                                        2009   1.770       2.078     1,390,275
                                                                        2008   2.296       1.770     1,515,607
                                                                        2007   2.222       2.296     2,252,877
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.302       2.612       852,000
                                                                        2015   2.324       2.302       984,039
                                                                        2014   2.114       2.324     1,050,882
                                                                        2013   1.570       2.114     1,171,301
                                                                        2012   1.357       1.570       205,950
                                                                        2011   1.356       1.357       307,425
                                                                        2010   1.227       1.356       294,778
                                                                        2009   1.024       1.227       287,985
                                                                        2008   1.529       1.024       172,127
                                                                        2007   1.432       1.529        90,463
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2016   1.848       1.858     1,999,202
                                                                        2015   1.883       1.848     1,961,613
                                                                        2014   2.020       1.883     2,022,826
                                                                        2013   1.671       2.020     2,543,216
                                                                        2012   1.423       1.671     2,726,584
                                                                        2011   1.640       1.423     2,946,444
                                                                        2010   1.528       1.640     3,333,900
                                                                        2009   1.197       1.528     3,488,293
                                                                        2008   2.083       1.197     4,020,055
                                                                        2007   2.132       2.083     4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.502       4.124       139,033
                                                                        2015   3.510       3.502       200,335
                                                                        2014   3.538       3.510       187,993
                                                                        2013   2.818       3.538       212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2016   2.887       3.473     1,415,859
                                                                        2015   3.040       2.887     1,466,856
                                                                        2014   2.917       3.040     1,590,269
                                                                        2013   2.122       2.917     2,162,980
                                                                        2012   1.839       2.122     2,286,375
                                                                        2011   1.933       1.839     2,443,919
                                                                        2010   1.535       1.933     2,789,196
                                                                        2009   1.228       1.535     2,843,543
                                                                        2008   1.861       1.228     3,165,967
                                                                        2007   1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2016   2.851       2.871       267,245
                                                                        2015   2.600       2.851       225,415
                                                                        2014   2.409       2.600       185,531
                                                                        2013   1.750       2.409       139,936
                                                                        2012   1.486       1.750        87,398
                                                                        2011   1.518       1.486        89,051
                                                                        2010   1.311       1.518        66,274
                                                                        2009   0.924       1.311        20,101
                                                                        2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   3.466       3.833       656,870

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015    3.410
                                                                                           2014    3.223
                                                                                           2013    2.254
                                                                                           2012    1.960
                                                                                           2011    1.947
                                                                                           2010    1.458
                                                                                           2009    1.060
                                                                                           2008    1.604
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007    2.244
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   35.920
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016    2.167
                                                                                           2015    2.168
                                                                                           2014    2.123
                                                                                           2013    2.153
                                                                                           2012    2.096
                                                                                           2011    2.000
                                                                                           2010    1.902
                                                                                           2009    1.835
                                                                                           2008    1.854
                                                                                           2007    1.788
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).......................... 2007    0.999
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 2009    1.456
                                                                                           2008    1.401
                                                                                           2007    1.298
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).................................. 2008    1.013
                                                                                           2007    0.926
 Putnam VT International Equity Subaccount (Class IB) (7/01).............................. 2007    1.457
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)................................... 2007    2.035
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2016    2.717
                                                                                           2015    2.786
                                                                                           2014    2.569
                                                                                           2013    2.182
                                                                                           2012    1.987
                                                                                           2011    2.003
                                                                                           2010    1.800
                                                                                           2009    1.477
                                                                                           2008    1.991
                                                                                           2007    1.810
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009    1.074
                                                                                           2008    1.687
                                                                                           2007    1.741
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 2009    0.584
                                                                                           2008    1.034
                                                                                           2007    0.927
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)......................................... 2016    2.409
                                                                                           2015    2.717
                                                                                           2014    2.622
                                                                                           2013    2.304
                                                                                           2012    2.037
                                                                                           2011    2.214
                                                                                           2010    1.904
                                                                                           2009    1.198
                                                                                           2008    2.178
                                                                                           2007    2.211



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            3.466      688,423
                                                                                            3.410      756,295
                                                                                            3.223      939,111
                                                                                            2.254    1,000,932
                                                                                            1.960    1,110,510
                                                                                            1.947    1,254,346
                                                                                            1.458    1,323,051
                                                                                            1.060    1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).................  2.336           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 37.442        9,272
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...............  2.180      924,521
                                                                                            2.167      729,658
                                                                                            2.168      548,906
                                                                                            2.123      207,469
                                                                                            2.153      254,957
                                                                                            2.096      268,509
                                                                                            2.000      342,855
                                                                                            1.902      431,768
                                                                                            1.835      517,198
                                                                                            1.854      593,060
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)..........................  1.022           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)..........................  1.509           --
                                                                                            1.456      950,329
                                                                                            1.401      495,830
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)..................................  0.942           --
                                                                                            1.013        6,680
 Putnam VT International Equity Subaccount (Class IB) (7/01)..............................  1.582           --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)...................................  2.179           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................  2.863      342,022
                                                                                            2.717      348,538
                                                                                            2.786      324,651
                                                                                            2.569      261,427
                                                                                            2.182      310,965
                                                                                            1.987      357,833
                                                                                            2.003      401,515
                                                                                            1.800      470,872
                                                                                            1.477      486,894
                                                                                            1.991      552,507
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).......................................  1.045           --
                                                                                            1.074       26,658
                                                                                            1.687       27,900
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)...................................  0.600           --
                                                                                            0.584        7,274
                                                                                            1.034        8,850
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98).........................................  2.581           --
                                                                                            2.409       15,513
                                                                                            2.717       22,891
                                                                                            2.622       24,087
                                                                                            2.304      110,104
                                                                                            2.037      113,285
                                                                                            2.214      105,679
                                                                                            1.904       94,782
                                                                                            1.198       88,988
                                                                                            2.178      106,663

                                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90%
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................................... 2007   1.085       1.164            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)....................... 2008   0.911       0.871            --
                                                                                      2007   0.788       0.911       264,886
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............................ 2016   2.448       2.441       917,117
                                                                                      2015   2.310       2.448       959,023
                                                                                      2014   2.278       2.310       936,227
                                                                                      2013   1.779       2.278       946,636
                                                                                      2012   1.465       1.779       931,398
                                                                                      2011   1.622       1.465     1,097,017
                                                                                      2010   1.465       1.622     1,054,238
                                                                                      2009   1.039       1.465       992,309
                                                                                      2008   1.701       1.039       873,829
                                                                                      2007   1.495       1.701       745,517
 American Funds Growth Subaccount (Class 2) (5/04)................................... 2016   2.242       2.433     1,635,399
                                                                                      2015   2.117       2.242     1,835,079
                                                                                      2014   1.969       2.117     2,230,081
                                                                                      2013   1.527       1.969     2,430,793
                                                                                      2012   1.307       1.527     2,283,838
                                                                                      2011   1.378       1.307     2,294,035
                                                                                      2010   1.171       1.378     2,407,779
                                                                                      2009   0.848       1.171     1,985,635
                                                                                      2008   1.527       0.848     1,486,539
                                                                                      2007   1.371       1.527     1,112,926
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................ 2016   1.971       2.178       758,646
                                                                                      2015   1.960       1.971       853,866
                                                                                      2014   1.788       1.960       922,504
                                                                                      2013   1.351       1.788       888,201
                                                                                      2012   1.161       1.351     1,059,623
                                                                                      2011   1.193       1.161       985,029
                                                                                      2010   1.080       1.193     1,151,564
                                                                                      2009   0.831       1.080     1,331,044
                                                                                      2008   1.348       0.831     1,112,965
                                                                                      2007   1.295       1.348       764,064
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   3.015       3.166            --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2016   4.255       5.541       357,698
                                                                                      2015   4.578       4.255       381,757
                                                                                      2014   4.364       4.578       450,159
                                                                                      2013   3.298       4.364       463,863
                                                                                      2012   2.922       3.298       481,870
                                                                                      2011   2.988       2.922       609,131
                                                                                      2010   2.280       2.988       675,885
                                                                                      2009   1.745       2.280       791,059
                                                                                      2008   2.511       1.745       882,414
                                                                                      2007   2.713       2.511     1,081,375
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.375       1.319            --
                                                                                      2007   1.295       1.375     4,535,409
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.676       1.585            --
                                                                                      2007   1.901       1.676     2,273,973
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2016   2.563       2.736     1,157,685
                                                                                      2015   2.575       2.563     1,255,866
                                                                                      2014   2.327       2.575     1,302,026
                                                                                      2013   1.793       2.327     1,391,576
                                                                                      2012   1.558       1.793     1,438,344
                                                                                      2011   1.617       1.558     1,664,345
                                                                                      2010   1.396       1.617     1,792,218
                                                                                      2009   1.040       1.396     1,814,288
                                                                                      2008   1.830       1.040     1,659,047
                                                                                      2007   1.574       1.830     1,755,796
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2016   2.208       2.247       142,323

                        GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   2.206       2.208       144,309
                                                                            2014   2.011       2.206        32,286
                                                                            2013   1.468       2.011        47,890
                                                                            2012   1.212       1.468        57,498
                                                                            2011   1.257       1.212        41,705
                                                                            2010   1.075       1.257        28,938
                                                                            2009   0.799       1.075        30,695
                                                                            2008   1.375       0.799        63,966
                                                                            2007   1.300       1.375        40,478
 Fidelity VIP Freedom 2020 Subaccount (5/15)............................... 2016   1.649       1.729       109,877
                                                                            2015   1.735       1.649        41,806
 Fidelity VIP Freedom 2025 Subaccount (5/15)............................... 2016   1.735       1.822        69,201
                                                                            2015   1.832       1.735        69,911
 Fidelity VIP Freedom 2030 Subaccount (5/15)............................... 2016   1.716       1.809        99,463
                                                                            2015   1.824       1.716        75,004
 Fidelity VIP Freedom 2040 Subaccount (5/15)............................... 2016   2.250       2.375         7,297
                                                                            2015   2.399       2.250           794
 Fidelity VIP Freedom 2050 Subaccount (5/15)............................... 2016   2.298       2.427         9,648
                                                                            2015   2.452       2.298         1,009
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).................... 2008   2.151       1.978            --
                                                                            2007   1.710       2.151            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................. 2016   3.389       3.759       690,129
                                                                            2015   3.476       3.389       923,167
                                                                            2014   3.308       3.476       943,849
                                                                            2013   2.457       3.308       919,982
                                                                            2012   2.164       2.457       998,630
                                                                            2011   2.449       2.164       976,423
                                                                            2010   1.922       2.449       984,738
                                                                            2009   1.388       1.922     1,106,255
                                                                            2008   2.319       1.388     1,004,348
                                                                            2007   2.029       2.319       991,137
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)....... 2016   1.565       1.822       277,189
                                                                            2015   1.965       1.565       372,702
                                                                            2014   2.164       1.965       422,334
                                                                            2013   2.204       2.164       450,003
                                                                            2012   1.965       2.204       481,007
                                                                            2011   2.356       1.965       497,715
                                                                            2010   2.022       2.356       520,987
                                                                            2009   1.182       2.022       525,432
                                                                            2008   2.522       1.182       421,787
                                                                            2007   1.976       2.522       360,069
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 2016   1.546       1.642       526,944
                                                                            2015   1.669       1.546       654,422
                                                                            2014   1.895       1.669       774,885
                                                                            2013   1.555       1.895       798,738
                                                                            2012   1.327       1.555       771,267
                                                                            2011   1.498       1.327       751,088
                                                                            2010   1.394       1.498       644,714
                                                                            2009   1.027       1.394       610,763
                                                                            2008   1.738       1.027       426,539
                                                                            2007   1.519       1.738       327,668
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................. 2016   2.210       2.456       255,138
                                                                            2015   2.149       2.210       287,434
                                                                            2014   1.932       2.149       216,327
                                                                            2013   1.477       1.932       222,427
                                                                            2012   1.274       1.477       249,837
                                                                            2011   1.307       1.274       346,001
                                                                            2010   1.051       1.307       330,900
                                                                            2009   0.734       1.051       325,836
                                                                            2008   1.319       0.734       349,625
                                                                            2007   1.093       1.319       380,504
 Janus Aspen Global Research Subaccount (Service Shares) (7/01)............ 2016   1.169       1.179        97,560

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.210       1.169       162,514
                                                                                  2014   1.139       1.210       181,145
                                                                                  2013   0.897       1.139       183,384
                                                                                  2012   0.756       0.897       192,931
                                                                                  2011   0.886       0.756       228,377
                                                                                  2010   0.774       0.886       269,177
                                                                                  2009   0.569       0.774       342,998
                                                                                  2008   1.039       0.569       340,795
                                                                                  2007   0.959       1.039       416,733
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.990       1.056            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.189       2.195       485,589
                                                                                  2015   2.248       2.189       573,411
                                                                                  2014   1.884       2.248       676,944
                                                                                  2013   1.286       1.884       756,629
                                                                                  2012   1.093       1.286       797,667
                                                                                  2011   1.077       1.093       878,280
                                                                                  2010   0.869       1.077     1,013,709
                                                                                  2009   0.652       0.869     1,189,150
                                                                                  2008   1.103       0.652     1,293,198
                                                                                  2007   1.097       1.103     1,589,076
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.654       1.667            --
                                                                                  2013   1.263       1.654     1,324,178
                                                                                  2012   1.108       1.263     1,552,864
                                                                                  2011   1.192       1.108     1,872,566
                                                                                  2010   1.032       1.192     2,437,317
                                                                                  2009   0.805       1.032     2,638,781
                                                                                  2008   1.280       0.805     2,867,836
                                                                                  2007   1.276       1.280     3,751,118
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2016   2.045       2.224       525,230
                                                                                  2015   2.031       2.045       588,877
                                                                                  2014   1.846       2.031       700,508
                                                                                  2013   1.433       1.846       779,194
                                                                                  2012   1.247       1.433       735,799
                                                                                  2011   1.226       1.247       681,419
                                                                                  2010   1.099       1.226       599,610
                                                                                  2009   0.908       1.099       637,714
                                                                                  2008   1.296       0.908       587,946
                                                                                  2007   1.206       1.296       536,374
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.955       1.040            --
                                                                                  2010   0.861       0.955        55,429
                                                                                  2009   0.712       0.861        90,849
                                                                                  2008   1.006       0.712        82,436
                                                                                  2007   0.953       1.006        90,756
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.117       2.413       177,671
                                                                                  2015   2.233       2.117       198,756
                                                                                  2014   1.983       2.233       200,042
                                                                                  2013   1.589       1.983       199,345
                                                                                  2012   1.404       1.589       193,718
                                                                                  2011   1.313       1.404       223,241
                                                                                  2010   1.180       1.313       210,747
                                                                                  2009   0.969       1.180       219,325
                                                                                  2008   1.504       0.969       264,734
                                                                                  2007   1.490       1.504       325,398
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2016   3.134       3.335       473,418
                                                                                  2015   2.880       3.134       473,429
                                                                                  2014   2.549       2.880       472,694
                                                                                  2013   1.866       2.549       466,174
                                                                                  2012   1.565       1.866       546,737
                                                                                  2011   1.589       1.565       605,267
                                                                                  2010   1.460       1.589       699,769
                                                                                  2009   1.035       1.460       775,937
                                                                                  2008   1.665       1.035       926,375
                                                                                  2007   1.595       1.665     1,039,308
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.893       3.239       386,119

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   3.005
                                                                                           2014   2.714
                                                                                           2013   2.069
                                                                                           2012   1.792
                                                                                           2011   1.723
                                                                                           2010   1.588
                                                                                           2009   1.287
                                                                                           2008   2.018
                                                                                           2007   1.959
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2016   2.346
                                                                                           2015   2.475
                                                                                           2014   2.400
                                                                                           2013   1.647
                                                                                           2012   1.391
                                                                                           2011   1.385
                                                                                           2010   1.116
                                                                                           2009   0.789
                                                                                           2008   1.343
                                                                                           2007   1.231
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.689
                                                                                           2008   1.112
                                                                                           2007   1.069
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.088
                                                                                           2010   1.058
                                                                                           2009   0.830
                                                                                           2008   1.481
                                                                                           2007   1.405
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2016   2.466
                                                                                           2015   2.459
                                                                                           2014   2.489
                                                                                           2013   2.300
                                                                                           2012   1.969
                                                                                           2011   1.940
                                                                                           2010   1.679
                                                                                           2009   1.059
                                                                                           2008   1.526
                                                                                           2007   1.535
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.038
                                                                                           2010   0.959
                                                                                           2009   0.824
                                                                                           2008   1.055
                                                                                           2007   1.050
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.364
                                                                                           2009   1.373
                                                                                           2008   1.350
                                                                                           2007   1.299
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.176
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.451
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.855
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.310
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.320
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.389
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.537
                                                                                           2007   2.414
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2016   2.409



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.893       398,319
                                                                                           3.005       437,666
                                                                                           2.714       454,702
                                                                                           2.069       493,530
                                                                                           1.792       526,753
                                                                                           1.723       664,736
                                                                                           1.588       845,198
                                                                                           1.287       932,436
                                                                                           2.018     1,032,239
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.460       164,580
                                                                                           2.346       194,078
                                                                                           2.475       253,265
                                                                                           2.400       302,218
                                                                                           1.647       276,585
                                                                                           1.391       255,912
                                                                                           1.385       349,000
                                                                                           1.116       291,395
                                                                                           0.789       263,186
                                                                                           1.343       433,590
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.672            --
                                                                                           0.689     4,986,742
                                                                                           1.112     5,965,551
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.174            --
                                                                                           1.088       721,160
                                                                                           1.058       863,971
                                                                                           0.830       906,462
                                                                                           1.481     1,295,873
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.555        87,901
                                                                                           2.466        90,717
                                                                                           2.459       108,042
                                                                                           2.489       130,991
                                                                                           2.300       162,029
                                                                                           1.969       153,516
                                                                                           1.940       230,572
                                                                                           1.679       289,387
                                                                                           1.059       352,849
                                                                                           1.526       427,667
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.028            --
                                                                                           1.038        77,943
                                                                                           0.959        82,471
                                                                                           0.824        92,032
                                                                                           1.055        79,277
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.360            --
                                                                                           1.364       344,451
                                                                                           1.373       371,205
                                                                                           1.350       901,396
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.288            --
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.496            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 1.954            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.401            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.375            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.534            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.451            --
                                                                                           2.537       819,379
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.731       550,068

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.522
                                                                                           2014   2.458
                                                                                           2013   2.257
                                                                                           2012   1.948
                                                                                           2011   1.916
                                                                                           2010   1.663
                                                                                           2009   1.139
                                                                                           2008   1.514
                                                                                           2007   1.487
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.233
                                                                                           2015   1.259
                                                                                           2014   1.118
                                                                                           2013   1.087
                                                                                           2012   0.869
                                                                                           2011   0.925
                                                                                           2010   0.803
                                                                                           2009   0.600
                                                                                           2008   1.035
                                                                                           2007   1.226
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.805
                                                                                           2013   2.974
                                                                                           2012   2.443
                                                                                           2011   2.660
                                                                                           2010   2.447
                                                                                           2009   1.724
                                                                                           2008   2.992
                                                                                           2007   2.314
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2016   4.268
                                                                                           2015   4.477
                                                                                           2014   3.960
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2016   1.550
                                                                                           2015   1.629
                                                                                           2014   1.381
                                                                                           2013   0.956
                                                                                           2012   0.813
                                                                                           2011   0.794
                                                                                           2010   0.647
                                                                                           2009   0.491
                                                                                           2008   0.777
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.330
                                                                                           2015   1.351
                                                                                           2014   1.286
                                                                                           2013   1.094
                                                                                           2012   0.973
                                                                                           2011   1.003
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.333
                                                                                           2015   1.355
                                                                                           2014   1.286
                                                                                           2013   1.037
                                                                                           2012   0.901
                                                                                           2011   0.954
                                                                                           2010   0.848
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.305
                                                                                           2015   1.326
                                                                                           2014   1.261
                                                                                           2013   1.121
                                                                                           2012   1.021
                                                                                           2011   1.028
                                                                                           2010   0.944
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2016   1.912



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.409       643,635
                                                                                           2.522       721,263
                                                                                           2.458       769,701
                                                                                           2.257       846,365
                                                                                           1.948       839,647
                                                                                           1.916       898,585
                                                                                           1.663     1,170,262
                                                                                           1.139     1,156,332
                                                                                           1.514     1,327,867
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.236     1,071,406
                                                                                           1.233     1,118,208
                                                                                           1.259     1,309,550
                                                                                           1.118     1,346,221
                                                                                           1.087     1,247,736
                                                                                           0.869     1,280,194
                                                                                           0.925     1,290,037
                                                                                           0.803     1,462,357
                                                                                           0.600     1,385,549
                                                                                           1.035     1,545,197
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.972            --
                                                                                           3.805     1,538,823
                                                                                           2.974     1,863,061
                                                                                           2.443     2,063,125
                                                                                           2.660     2,829,017
                                                                                           2.447     3,645,433
                                                                                           1.724     4,004,041
                                                                                           2.992     4,236,031
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.356     1,190,399
                                                                                           4.268     1,350,243
                                                                                           4.477     1,422,022
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.577       125,878
                                                                                           1.550       133,442
                                                                                           1.629       185,075
                                                                                           1.381       127,825
                                                                                           0.956        93,165
                                                                                           0.813        56,360
                                                                                           0.794       123,964
                                                                                           0.647        33,871
                                                                                           0.491           195
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.421     1,103,393
                                                                                           1.330     1,178,894
                                                                                           1.351       854,859
                                                                                           1.286       635,981
                                                                                           1.094       411,114
                                                                                           0.973       302,422
                                                                                           1.003     1,198,554
                                                                                           0.902       223,052
                                                                                           0.704        29,768
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.439       525,879
                                                                                           1.333       671,502
                                                                                           1.355       688,582
                                                                                           1.286       586,939
                                                                                           1.037       515,476
                                                                                           0.901       417,359
                                                                                           0.954     1,417,583
                                                                                           0.848       169,735
                                                                                           0.639        46,620
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.384     1,056,370
                                                                                           1.305     1,379,253
                                                                                           1.326     1,209,442
                                                                                           1.261     1,074,807
                                                                                           1.121       988,949
                                                                                           1.021       822,924
                                                                                           1.028       742,242
                                                                                           0.944       300,296
                                                                                           0.772        30,697
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.055       295,419

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.016       1.912       361,921
                                                                              2014   2.153       2.016       381,931
                                                                              2013   1.661       2.153       436,918
                                                                              2012   1.295       1.661       494,366
                                                                              2011   1.519       1.295       547,717
                                                                              2010   1.314       1.519       806,828
                                                                              2009   0.853       1.314       996,703
                                                                              2008   1.451       0.853       907,791
                                                                              2007   1.477       1.451       931,999
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   2.381       2.767       326,496
                                                                              2015   2.555       2.381       422,668
                                                                              2014   2.358       2.555       594,791
                                                                              2013   1.757       2.358       678,431
                                                                              2012   1.496       1.757       567,995
                                                                              2011   1.532       1.496       551,802
                                                                              2010   1.346       1.532       643,219
                                                                              2009   1.074       1.346       564,855
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................... 2016   1.801       2.061       185,495
                                                                              2015   1.996       1.801       176,118
                                                                              2014   1.837       1.996       237,159
                                                                              2013   1.422       1.837       232,934
                                                                              2012   1.252       1.422       197,352
                                                                              2011   1.311       1.252       167,213
                                                                              2010   1.054       1.311       225,949
                                                                              2009   0.841       1.054       233,944
                                                                              2008   1.385       0.841       237,824
                                                                              2007   1.518       1.385       221,634
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.232       2.471         4,737
                                                                              2015   2.285       2.232         4,391
                                                                              2014   2.131       2.285        12,850
                                                                              2013   1.530       2.131         2,505
                                                                              2012   1.303       1.530        12,103
                                                                              2011   1.326       1.303        11,562
                                                                              2010   1.058       1.326         3,651
                                                                              2009   0.795       1.058         3,644
                                                                              2008   1.307       0.795         8,048
                                                                              2007   1.184       1.307         4,215
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.571       2.037        25,673
                                                                              2015   1.709       1.571        81,179
                                                                              2014   1.648       1.709        32,031
                                                                              2013   1.248       1.648        29,625
                                                                              2012   1.089       1.248        25,253
                                                                              2011   1.222       1.089        16,470
                                                                              2010   1.032       1.222        14,408
                                                                              2009   0.806       1.032        15,320
                                                                              2008   1.088       0.806        15,965
                                                                              2007   1.109       1.088        13,493
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   1.642       1.627            --
                                                                              2008   2.216       1.642     4,539,526
                                                                              2007   2.102       2.216     5,401,661
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011   0.685       0.730            --
                                                                              2010   0.644       0.685        10,437
                                                                              2009   0.471       0.644         7,187
                                                                              2008   0.899       0.471           496
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.703       2.791            --
                                                                              2015   2.779       2.703        54,235
                                                                              2014   2.668       2.779        78,709
                                                                              2013   2.489       2.668        74,366
                                                                              2012   2.219       2.489       126,912
                                                                              2011   2.136       2.219        95,768
                                                                              2010   1.904       2.136       160,875
                                                                              2009   1.401       1.904       132,812
                                                                              2008   1.732       1.401       132,910
                                                                              2007   1.636       1.732        46,801
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.598       2.879       124,768

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015    3.036       2.598      143,887
                                                                               2014    3.267       3.036      155,049
                                                                               2013    3.463       3.267      189,390
                                                                               2012    2.934       3.463      181,664
                                                                               2011    3.629       2.934      238,319
                                                                               2010    2.953       3.629      307,095
                                                                               2009    1.761       2.953      295,541
                                                                               2008    3.983       1.761      287,669
                                                                               2007    3.146       3.983      392,840
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009    0.637       0.606           --
                                                                               2008    1.120       0.637      495,984
                                                                               2007    1.010       1.120      590,141
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007    1.411       1.483           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016    2.111       2.266      117,406
                                                                               2015    2.039       2.111      135,988
                                                                               2014    1.811       2.039      152,556
                                                                               2013    1.362       1.811      170,533
                                                                               2012    1.211       1.362      153,593
                                                                               2011    1.219       1.211      176,653
                                                                               2010    1.093       1.219      312,573
                                                                               2009    0.925       1.093      325,873
                                                                               2008    1.489       0.925      362,319
                                                                               2007    1.471       1.489      394,261
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2016   12.038      12.451        4,276
                                                                               2015   12.296      12.038          132
                                                                               2014   11.356      12.296           --
                                                                               2013   10.824      11.356           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2016    1.744       2.269      751,779
                                                                               2015    1.860       1.744      850,265
                                                                               2014    1.846       1.860    1,056,895
                                                                               2013    1.406       1.846    1,207,268
                                                                               2012    1.203       1.406    1,171,941
                                                                               2011    1.333       1.203    1,201,395
                                                                               2010    1.122       1.333    1,373,518
                                                                               2009    0.895       1.122    1,272,986
                                                                               2008    1.287       0.895    1,130,300
                                                                               2007    1.339       1.287    1,013,182
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016    1.474       1.448      553,955
                                                                               2015    1.514       1.474      606,705
                                                                               2014    1.642       1.514      625,545
                                                                               2013    1.389       1.642      651,334
                                                                               2012    1.201       1.389      660,946
                                                                               2011    1.357       1.201      814,655
                                                                               2010    1.229       1.357      439,449
                                                                               2009    0.943       1.229      464,267
                                                                               2008    1.650       0.943      424,704
                                                                               2007    1.564       1.650      403,243
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.539       2.758           --
                                                                               2012    2.426       2.539      396,474
                                                                               2011    2.581       2.426      434,269
                                                                               2010    2.113       2.581      573,264
                                                                               2009    1.554       2.113      677,919
                                                                               2008    1.095       1.554      746,585
                                                                               2007    1.230       1.095        8,219
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2016    1.376       1.249        8,369
                                                                               2015    1.462       1.376        7,409
                                                                               2014    1.461       1.462        7,929
                                                                               2013    1.060       1.461       60,953
                                                                               2012    0.979       1.060       54,727
                                                                               2011    1.061       0.979        5,311
                                                                               2010    0.811       1.061        3,639
                                                                               2009    0.520       0.811        2,408
                                                                               2008    0.933       0.520        7,222
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012    0.888       1.000           --

                       GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2011    0.905       0.888      339,634
                                                                          2010    0.832       0.905      318,163
                                                                          2009    0.583       0.832      129,172
                                                                          2008    1.036       0.583       58,489
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016    1.493       1.483      416,148
                                                                          2015    1.449       1.493      509,331
                                                                          2014    1.431       1.449      596,259
                                                                          2013    1.136       1.431      716,869
                                                                          2012    0.946       1.136      997,268
                                                                          2011    1.042       0.946      987,600
                                                                          2010    0.907       1.042      731,472
                                                                          2009    0.655       0.907      981,466
                                                                          2008    1.112       0.655      711,991
                                                                          2007    1.056       1.112      640,335
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016    1.345       1.402      419,137
                                                                          2015    1.398       1.345      458,504
                                                                          2014    1.367       1.398      427,818
                                                                          2013    1.515       1.367      430,848
                                                                          2012    1.399       1.515      388,231
                                                                          2011    1.266       1.399      481,468
                                                                          2010    1.183       1.266      501,967
                                                                          2009    1.008       1.183      366,257
                                                                          2008    1.090       1.008      315,161
                                                                          2007    1.024       1.090       18,533
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016    1.984       2.017    1,763,929
                                                                          2015    2.002       1.984    1,918,610
                                                                          2014    1.938       2.002    2,088,367
                                                                          2013    1.994       1.938    2,109,219
                                                                          2012    1.842       1.994    1,832,700
                                                                          2011    1.801       1.842    1,813,210
                                                                          2010    1.680       1.801    2,179,013
                                                                          2009    1.501       1.680    1,871,740
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016    2.309       2.328           --
                                                                          2015    2.328       2.309      406,207
                                                                          2014    2.113       2.328      442,972
                                                                          2013    1.602       2.113      470,164
                                                                          2012    1.462       1.602      471,211
                                                                          2011    1.546       1.462      502,483
                                                                          2010    1.342       1.546      565,860
                                                                          2009    1.093       1.342      670,504
                                                                          2008    1.642       1.093      696,959
                                                                          2007    1.578       1.642      710,891
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.124       1.244           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016    2.608       2.679           --
                                                                          2015    2.666       2.608      651,720
                                                                          2014    2.572       2.666      705,265
                                                                          2013    2.556       2.572      855,862
                                                                          2012    2.311       2.556      846,642
                                                                          2011    2.250       2.311      839,360
                                                                          2010    2.024       2.250      931,030
                                                                          2009    1.534       2.024      877,501
                                                                          2008    1.735       1.534      782,032
                                                                          2007    1.641       1.735      773,485
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2016   11.370      11.783            7
                                                                          2015   11.618      11.370           --
                                                                          2014   10.791      11.618          213
                                                                          2013   10.218      10.791           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016    1.517       1.743      855,682
                                                                          2015    1.587       1.517    1,083,381
                                                                          2014    1.414       1.587    1,212,702
                                                                          2013    1.066       1.414    1,239,872
                                                                          2012    0.912       1.066    1,316,730
                                                                          2011    0.959       0.912    1,458,421
                                                                          2010    0.827       0.959    1,740,149
                                                                          2009    0.705       0.827    1,945,066
                                                                          2008    1.116       0.705    1,959,067
                                                                          2007    1.083       1.116    2,130,070

                        GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016   1.750       2.013       804,800
                                                                            2015   1.830       1.750     1,025,604
                                                                            2014   1.669       1.830     1,084,341
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.709       1.770        (6,353)
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.940       2.089        (3,231)
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.405       1.472        (7,842)
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.849       1.853        (2,196)
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016   2.283       2.316     1,489,060
                                                                            2015   2.298       2.283     1,597,957
                                                                            2014   2.192       2.298     1,792,776
                                                                            2013   2.264       2.192     1,925,375
                                                                            2012   2.199       2.264     2,353,658
                                                                            2011   2.064       2.199     2,549,186
                                                                            2010   1.964       2.064     3,114,711
                                                                            2009   1.884       1.964     3,691,501
                                                                            2008   1.794       1.884     4,341,691
                                                                            2007   1.768       1.794     5,729,137
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016   2.022       2.067       383,771
                                                                            2015   2.029       2.022       498,303
                                                                            2014   1.911       2.029       515,230
                                                                            2013   1.944       1.911       627,942
                                                                            2012   1.824       1.944       679,886
                                                                            2011   1.727       1.824       772,343
                                                                            2010   1.608       1.727       900,447
                                                                            2009   1.483       1.608       912,569
                                                                            2008   1.549       1.483     1,000,624
                                                                            2007   1.471       1.549     1,174,968
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2016   1.953       1.937     3,064,180
                                                                            2015   1.854       1.953     3,364,550
                                                                            2014   1.718       1.854     3,582,275
                                                                            2013   1.292       1.718     3,981,358
                                                                            2012   1.140       1.292     4,508,232
                                                                            2011   1.263       1.140     5,146,188
                                                                            2010   1.064       1.263     6,464,939
                                                                            2009   0.841       1.064     7,499,191
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.145       2.236            --
                                                                            2008   3.304       2.145            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2016   1.738       2.034       135,972
                                                                            2015   1.869       1.738       132,386
                                                                            2014   1.719       1.869       128,487
                                                                            2013   1.317       1.719       168,986
                                                                            2012   1.166       1.317        54,875
                                                                            2011   1.153       1.166        65,224
                                                                            2010   1.068       1.153       296,537
                                                                            2009   0.970       1.068        52,151
                                                                            2008   1.417       0.970           655
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........... 2016   1.213       1.207     2,348,313
                                                                            2015   1.224       1.213     2,347,129
                                                                            2014   1.235       1.224     2,497,209
                                                                            2013   1.247       1.235     2,517,056
                                                                            2012   1.258       1.247     3,052,774
                                                                            2011   1.269       1.258     2,967,102
                                                                            2010   1.281       1.269     3,207,184
                                                                            2009   1.287       1.281     3,477,184
                                                                            2008   1.262       1.287     3,634,201
                                                                            2007   1.212       1.262     3,207,543
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.650       0.644            --
                                                                            2008   1.097       0.650       125,917
                                                                            2007   1.153       1.097       130,955
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.782       0.818            --
                                                                            2008   1.431       0.782     7,966,193
                                                                            2007   1.389       1.431     9,101,133

                          GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.517       1.673             --
                                                                                 2012   1.324       1.517      1,956,856
                                                                                 2011   1.424       1.324      2,171,857
                                                                                 2010   1.256       1.424      2,869,826
                                                                                 2009   1.041       1.256      3,669,342
                                                                                 2008   1.722       1.041      3,974,832
                                                                                 2007   1.670       1.722      4,536,921
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.252       2.350        588,814
                                                                                 2015   2.211       2.252        677,339
                                                                                 2014   2.009       2.211        728,245
                                                                                 2013   1.528       2.009        744,769
                                                                                 2012   1.391       1.528        831,638
                                                                                 2011   1.449       1.391        989,711
                                                                                 2010   1.269       1.449      1,092,364
                                                                                 2009   0.858       1.269      1,225,533
                                                                                 2008   1.596       0.858      1,366,311
                                                                                 2007   1.338       1.596      1,525,285
 MSF Jennison Growth Subaccount (Class A) (4/12)................................ 2016   1.554       1.542        255,353
                                                                                 2015   1.415       1.554        408,684
                                                                                 2014   1.309       1.415        358,434
                                                                                 2013   0.964       1.309        385,825
                                                                                 2012   0.990       0.964        437,865
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   0.881       1.008             --
                                                                                 2011   0.887       0.881        216,065
                                                                                 2010   0.804       0.887        206,439
                                                                                 2009   0.581       0.804        224,949
                                                                                 2008   0.873       0.581        222,609
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.856       1.974      2,144,795
                                                                                 2015   1.829       1.856      1,843,164
                                                                                 2014   1.668       1.829      1,945,425
                                                                                 2013   1.259       1.668      2,085,854
                                                                                 2012   1.126       1.259      2,093,822
                                                                                 2011   1.183       1.126      2,365,898
                                                                                 2010   1.066       1.183      2,841,349
                                                                                 2009   0.815       1.066      3,252,404
                                                                                 2008   1.314       0.815      3,790,112
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011   0.993       1.079             --
                                                                                 2010   0.866       0.993      2,517,023
                                                                                 2009   0.665       0.866      2,972,060
                                                                                 2008   1.127       0.665      2,988,634
                                                                                 2007   1.101       1.127      2,911,712
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016   1.423       1.474        751,035
                                                                                 2015   1.444       1.423      1,357,849
                                                                                 2014   1.395       1.444      1,372,871
                                                                                 2013   1.350       1.395      1,388,955
                                                                                 2012   1.248       1.350      1,049,240
                                                                                 2011   1.219       1.248        808,386
                                                                                 2010   1.118       1.219      1,148,773
                                                                                 2009   0.936       1.118        916,633
                                                                                 2008   1.103       0.936        962,893
                                                                                 2007   1.054       1.103        704,546
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).................... 2016   1.454       1.528      2,173,125
                                                                                 2015   1.483       1.454      2,527,232
                                                                                 2014   1.426       1.483      2,601,008
                                                                                 2013   1.297       1.426      2,797,770
                                                                                 2012   1.174       1.297      3,278,148
                                                                                 2011   1.173       1.174      3,573,243
                                                                                 2010   1.061       1.173      4,431,751
                                                                                 2009   0.866       1.061      4,671,160
                                                                                 2008   1.114       0.866      5,232,956
                                                                                 2007   1.072       1.114      5,513,769
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).................... 2016   1.464       1.554     20,170,795

                      GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015    1.496       1.464    20,790,001
                                                                        2014    1.437       1.496    21,842,907
                                                                        2013    1.229       1.437    21,762,218
                                                                        2012    1.095       1.229    23,089,623
                                                                        2011    1.121       1.095    24,760,682
                                                                        2010    0.999       1.121    27,467,809
                                                                        2009    0.797       0.999    31,114,397
                                                                        2008    1.126       0.797    32,812,608
                                                                        2007    1.089       1.126    35,938,012
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........... 2016    1.454       1.559    18,678,800
                                                                        2015    1.493       1.454    19,513,685
                                                                        2014    1.431       1.493    20,151,978
                                                                        2013    1.162       1.431    20,303,201
                                                                        2012    1.016       1.162    20,846,440
                                                                        2011    1.065       1.016    21,734,745
                                                                        2010    0.937       1.065    23,966,160
                                                                        2009    0.733       0.937    27,022,278
                                                                        2008    1.139       0.733    28,061,623
                                                                        2007    1.107       1.139    30,615,628
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........... 2016   27.950      33.262         7,485
                                                                        2015   28.978      27.950         6,190
                                                                        2014   26.774      28.978         6,248
                                                                        2013   22.917      26.774           990
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2016    3.401       3.764     2,578,103
                                                                        2015    3.391       3.401     2,780,836
                                                                        2014    3.018       3.391     2,976,068
                                                                        2013    2.306       3.018     3,189,092
                                                                        2012    2.010       2.306     3,433,938
                                                                        2011    1.991       2.010     3,988,354
                                                                        2010    1.749       1.991     4,743,551
                                                                        2009    1.398       1.749     5,439,772
                                                                        2008    2.242       1.398     3,700,377
                                                                        2007    2.259       2.242     4,539,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016    3.117       3.366     2,433,266
                                                                        2015    3.156       3.117     2,582,988
                                                                        2014    2.937       3.156     2,762,844
                                                                        2013    2.496       2.937     2,948,137
                                                                        2012    2.261       2.496     3,119,886
                                                                        2011    2.233       2.261     3,347,942
                                                                        2010    2.050       2.233     3,492,519
                                                                        2009    1.748       2.050     3,949,785
                                                                        2008    2.270       1.748     3,973,527
                                                                        2007    2.199       2.270     4,363,890
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016    2.275       2.579     1,501,981
                                                                        2015    2.299       2.275     1,648,746
                                                                        2014    2.094       2.299     1,815,635
                                                                        2013    1.556       2.094     2,029,200
                                                                        2012    1.346       1.556       520,023
                                                                        2011    1.347       1.346       575,454
                                                                        2010    1.220       1.347       650,422
                                                                        2009    1.019       1.220       468,846
                                                                        2008    1.524       1.019       350,100
                                                                        2007    1.428       1.524       279,865
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2016    1.813       1.821     1,580,192
                                                                        2015    1.849       1.813     1,659,341
                                                                        2014    1.985       1.849     1,777,718
                                                                        2013    1.644       1.985     1,868,501
                                                                        2012    1.402       1.644     1,989,912
                                                                        2011    1.617       1.402     2,212,255
                                                                        2010    1.508       1.617     2,611,723
                                                                        2009    1.182       1.508     3,167,638
                                                                        2008    2.060       1.182     3,556,252
                                                                        2007    2.109       2.060     4,312,881
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016    3.442       4.049       251,414
                                                                        2015    3.453       3.442       292,707
                                                                        2014    3.484       3.453       329,486
                                                                        2013    2.777       3.484       375,444
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2016    2.832       3.404     1,145,659

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015    2.985
                                                                                           2014    2.867
                                                                                           2013    2.088
                                                                                           2012    1.811
                                                                                           2011    1.905
                                                                                           2010    1.515
                                                                                           2009    1.213
                                                                                           2008    1.841
                                                                                           2007    1.893
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........................... 2016    2.802
                                                                                           2015    2.559
                                                                                           2014    2.372
                                                                                           2013    1.725
                                                                                           2012    1.467
                                                                                           2011    1.500
                                                                                           2010    1.297
                                                                                           2009    0.915
                                                                                           2008    1.492
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016    3.407
                                                                                           2015    3.355
                                                                                           2014    3.174
                                                                                           2013    2.222
                                                                                           2012    1.934
                                                                                           2011    1.924
                                                                                           2010    1.441
                                                                                           2009    1.049
                                                                                           2008    1.589
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007    2.221
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   35.156
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016    2.125
                                                                                           2015    2.129
                                                                                           2014    2.087
                                                                                           2013    2.118
                                                                                           2012    2.064
                                                                                           2011    1.971
                                                                                           2010    1.877
                                                                                           2009    1.813
                                                                                           2008    1.833
                                                                                           2007    1.770
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).......................... 2007    0.998
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 2009    1.445
                                                                                           2008    1.391
                                                                                           2007    1.291
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).................................. 2008    1.006
                                                                                           2007    0.921
 Putnam VT International Equity Subaccount (Class IB) (7/01).............................. 2007    1.449
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)................................... 2007    2.023
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2016    2.665
                                                                                           2015    2.736
                                                                                           2014    2.526
                                                                                           2013    2.147
                                                                                           2012    1.957
                                                                                           2011    1.975
                                                                                           2010    1.777
                                                                                           2009    1.459
                                                                                           2008    1.969
                                                                                           2007    1.791
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009    1.068
                                                                                           2008    1.679
                                                                                           2007    1.734



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.832    1,259,235
                                                                                            2.985    1,353,093
                                                                                            2.867    1,492,669
                                                                                            2.088    1,528,585
                                                                                            1.811    1,714,791
                                                                                            1.905    2,086,172
                                                                                            1.515    2,407,802
                                                                                            1.213    2,591,531
                                                                                            1.841    3,253,451
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)...........................  2.820      115,225
                                                                                            2.802      132,083
                                                                                            2.559      120,031
                                                                                            2.372       90,201
                                                                                            1.725       72,611
                                                                                            1.467       33,576
                                                                                            1.500      301,308
                                                                                            1.297       30,679
                                                                                            0.915       17,254
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...........................  3.764      876,767
                                                                                            3.407    1,020,597
                                                                                            3.355    1,150,397
                                                                                            3.174    1,180,722
                                                                                            2.222    1,344,845
                                                                                            1.934    1,668,698
                                                                                            1.924    1,715,278
                                                                                            1.441    1,916,260
                                                                                            1.049    1,990,998
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).................  2.311           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 36.621       45,772
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...............  2.137      418,480
                                                                                            2.125      548,182
                                                                                            2.129      594,432
                                                                                            2.087      593,463
                                                                                            2.118      824,855
                                                                                            2.064      723,323
                                                                                            1.971      967,428
                                                                                            1.877    1,011,639
                                                                                            1.813    1,138,538
                                                                                            1.833    1,296,896
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)..........................  1.020           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)..........................  1.497           --
                                                                                            1.445    1,542,234
                                                                                            1.391    1,385,134
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)..................................  0.936           --
                                                                                            1.006           --
 Putnam VT International Equity Subaccount (Class IB) (7/01)..............................  1.572           --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)...................................  2.166           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................  2.806      567,099
                                                                                            2.665      598,507
                                                                                            2.736      701,881
                                                                                            2.526      806,339
                                                                                            2.147      836,648
                                                                                            1.957      912,164
                                                                                            1.975    1,295,007
                                                                                            1.777    1,453,130
                                                                                            1.459    1,652,425
                                                                                            1.969    1,894,437
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).......................................  1.038           --
                                                                                            1.068      500,540
                                                                                            1.679      388,982

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.580       0.595            --
                                                                2008   1.027       0.580         8,840
                                                                2007   0.922       1.027         8,548
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98).............. 2016   2.368       2.536            --
                                                                2015   2.674       2.368        77,374
                                                                2014   2.583       2.674       114,195
                                                                2013   2.271       2.583       134,506
                                                                2012   2.010       2.271       153,670
                                                                2011   2.187       2.010       230,633
                                                                2010   1.882       2.187       255,962
                                                                2009   1.186       1.882       244,168
                                                                2008   2.158       1.186       234,210
                                                                2007   2.193       2.158       298,662





                                GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.083       1.162            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03).................. 2008   0.896       0.856            --
                                                                                 2007   0.777       0.896        34,411
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 2016   2.378       2.365       255,435
                                                                                 2015   2.249       2.378       307,639
                                                                                 2014   2.224       2.249       290,167
                                                                                 2013   1.741       2.224       323,600
                                                                                 2012   1.437       1.741       337,993
                                                                                 2011   1.596       1.437       383,744
                                                                                 2010   1.444       1.596       425,037
                                                                                 2009   1.027       1.444       438,603
                                                                                 2008   1.686       1.027       435,468
                                                                                 2007   1.485       1.686       339,254
 American Funds Growth Subaccount (Class 2) (5/04).............................. 2016   2.178       2.357       669,670
                                                                                 2015   2.062       2.178       781,717
                                                                                 2014   1.922       2.062       761,871
                                                                                 2013   1.494       1.922       828,979
                                                                                 2012   1.282       1.494       901,938
                                                                                 2011   1.355       1.282     1,046,208
                                                                                 2010   1.155       1.355     1,070,611
                                                                                 2009   0.838       1.155       979,478
                                                                                 2008   1.513       0.838       780,124
                                                                                 2007   1.362       1.513       611,108
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 2016   1.914       2.110       541,459
                                                                                 2015   1.909       1.914       566,615
                                                                                 2014   1.745       1.909       530,709
                                                                                 2013   1.322       1.745       622,325
                                                                                 2012   1.139       1.322       736,990
                                                                                 2011   1.173       1.139       910,550
                                                                                 2010   1.065       1.173       951,371
                                                                                 2009   0.821       1.065       948,808
                                                                                 2008   1.336       0.821     1,334,238
                                                                                 2007   1.287       1.336     1,337,881
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)......................... 2007   2.954       3.099            --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)....... 2016   4.075       5.294        41,998

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   4.396       4.075        47,117
                                                                                      2014   4.200       4.396        70,674
                                                                                      2013   3.183       4.200        70,858
                                                                                      2012   2.827       3.183        99,897
                                                                                      2011   2.898       2.827       115,261
                                                                                      2010   2.216       2.898       124,504
                                                                                      2009   1.701       2.216       154,862
                                                                                      2008   2.453       1.701       175,238
                                                                                      2007   2.658       2.453       173,916
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.343       1.287            --
                                                                                      2007   1.268       1.343       431,791
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.637       1.548            --
                                                                                      2007   1.862       1.637       629,952
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2016   2.470       2.631       262,523
                                                                                      2015   2.489       2.470       311,291
                                                                                      2014   2.255       2.489       306,914
                                                                                      2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2016   2.129       2.160            --
                                                                                      2015   2.132       2.129            --
                                                                                      2014   1.949       2.132            --
                                                                                      2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
                                                                                      2007   1.282       1.352         1,540
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2016   2.791       3.256         9,572
                                                                                      2015   2.939       2.791        13,167
                                                                                      2014   2.735       2.939        15,489
                                                                                      2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 2016   1.606       1.679        14,326
                                                                                      2015   1.692       1.606           482
 Fidelity VIP Freedom 2025 Subaccount (5/15)......................................... 2016   1.689       1.770        11,794
                                                                                      2015   1.787       1.689           281
 Fidelity VIP Freedom 2030 Subaccount (5/15)......................................... 2016   1.670       1.757         9,848
                                                                                      2015   1.779       1.670         5,467
 Fidelity VIP Freedom 2040 Subaccount (5/15)......................................... 2016   2.212       2.329        13,661
                                                                                      2015   2.363       2.212         3,771
 Fidelity VIP Freedom 2050 Subaccount (5/15)......................................... 2016   2.259       2.380         6,534
                                                                                      2015   2.415       2.259         1,185
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.091       1.922            --
                                                                                      2007   1.666       2.091       313,886
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2016   1.733       1.963         2,337
                                                                                      2015   1.819       1.733         2,337
                                                                                      2014   1.819       1.819         2,337
                                                                                      2013   1.736       1.819         2,337
                                                                                      2012   1.538       1.736         2,337
                                                                                      2011   1.495       1.538         2,337
                                                                                      2010   1.329       1.495         2,480
                                                                                      2009   0.934       1.329        28,085
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2016   3.267       3.615       730,570

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   3.359       3.267       902,592
                                                                                  2014   3.205       3.359       909,191
                                                                                  2013   2.386       3.205       978,123
                                                                                  2012   2.107       2.386     1,091,756
                                                                                  2011   2.391       2.107     1,156,428
                                                                                  2010   1.881       2.391     1,328,863
                                                                                  2009   1.362       1.881     1,471,651
                                                                                  2008   2.281       1.362     1,777,391
                                                                                  2007   2.000       2.281     1,844,186
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2016   1.520       1.765        61,902
                                                                                  2015   1.913       1.520        55,702
                                                                                  2014   2.112       1.913        49,774
                                                                                  2013   2.156       2.112        66,829
                                                                                  2012   1.928       2.156        85,572
                                                                                  2011   2.318       1.928       175,694
                                                                                  2010   1.994       2.318       179,555
                                                                                  2009   1.169       1.994       165,409
                                                                                  2008   2.499       1.169       186,090
                                                                                  2007   1.963       2.499       164,958
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2016   1.502       1.591       122,857
                                                                                  2015   1.625       1.502       258,040
                                                                                  2014   1.849       1.625       237,084
                                                                                  2013   1.521       1.849       318,412
                                                                                  2012   1.302       1.521       294,402
                                                                                  2011   1.473       1.302       308,682
                                                                                  2010   1.375       1.473       363,643
                                                                                  2009   1.015       1.375       331,192
                                                                                  2008   1.722       1.015       363,195
                                                                                  2007   1.509       1.722       278,047
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2016   2.131       2.361        41,224
                                                                                  2015   2.077       2.131        52,134
                                                                                  2014   1.872       2.077        49,774
                                                                                  2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
                                                                                  2007   1.078       1.297        76,251
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2016   1.127       1.134        23,481
                                                                                  2015   1.169       1.127        11,757
                                                                                  2014   1.104       1.169        12,063
                                                                                  2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
                                                                                  2007   0.946       1.022        33,085
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.976       1.040            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2016   2.110       2.111       126,973
                                                                                  2015   2.172       2.110       151,738
                                                                                  2014   1.825       2.172       165,484
                                                                                  2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
                                                                                  2007   1.081       1.085       561,203
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.603       1.613            --

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.227
                                                                                           2012   1.079
                                                                                           2011   1.164
                                                                                           2010   1.010
                                                                                           2009   0.790
                                                                                           2008   1.259
                                                                                           2007   1.258
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)..................... 2016   1.971
                                                                                           2015   1.963
                                                                                           2014   1.789
                                                                                           2013   1.392
                                                                                           2012   1.214
                                                                                           2011   1.197
                                                                                           2010   1.075
                                                                                           2009   0.891
                                                                                           2008   1.275
                                                                                           2007   1.189
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 2011   0.932
                                                                                           2010   0.843
                                                                                           2009   0.698
                                                                                           2008   0.989
                                                                                           2007   0.940
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)................ 2016   2.028
                                                                                           2015   2.144
                                                                                           2014   1.909
                                                                                           2013   1.533
                                                                                           2012   1.358
                                                                                           2011   1.273
                                                                                           2010   1.147
                                                                                           2009   0.944
                                                                                           2008   1.470
                                                                                           2007   1.458
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2016   3.001
                                                                                           2015   2.765
                                                                                           2014   2.453
                                                                                           2013   1.800
                                                                                           2012   1.513
                                                                                           2011   1.541
                                                                                           2010   1.419
                                                                                           2009   1.008
                                                                                           2008   1.626
                                                                                           2007   1.562
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2016   2.770
                                                                                           2015   2.885
                                                                                           2014   2.613
                                                                                           2013   1.997
                                                                                           2012   1.734
                                                                                           2011   1.671
                                                                                           2010   1.544
                                                                                           2009   1.255
                                                                                           2008   1.971
                                                                                           2007   1.919
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2016   2.261
                                                                                           2015   2.392
                                                                                           2014   2.325
                                                                                           2013   1.599
                                                                                           2012   1.355
                                                                                           2011   1.352
                                                                                           2010   1.092
                                                                                           2009   0.774
                                                                                           2008   1.320
                                                                                           2007   1.214
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.672
                                                                                           2008   1.088
                                                                                           2007   1.049
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.050



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.603       178,951
                                                                                           1.227       181,388
                                                                                           1.079       181,822
                                                                                           1.164       267,353
                                                                                           1.010       431,207
                                                                                           0.790       388,104
                                                                                           1.259       425,734
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)..................... 2.139        67,689
                                                                                           1.971        62,211
                                                                                           1.963        56,043
                                                                                           1.789        49,608
                                                                                           1.392        50,522
                                                                                           1.214        43,752
                                                                                           1.197        36,540
                                                                                           1.075        66,166
                                                                                           0.891        63,516
                                                                                           1.275        61,478
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 1.014            --
                                                                                           0.932         3,212
                                                                                           0.843        25,106
                                                                                           0.698        21,763
                                                                                           0.989        19,653
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)................ 2.305        29,073
                                                                                           2.028        12,953
                                                                                           2.144        11,431
                                                                                           1.909        12,415
                                                                                           1.533        11,384
                                                                                           1.358         4,058
                                                                                           1.273         1,506
                                                                                           1.147         9,035
                                                                                           0.944        11,216
                                                                                           1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 3.186       220,603
                                                                                           3.001       254,572
                                                                                           2.765       286,536
                                                                                           2.453       323,922
                                                                                           1.800       382,153
                                                                                           1.513       412,388
                                                                                           1.541       456,686
                                                                                           1.419       507,985
                                                                                           1.008       529,873
                                                                                           1.626       635,361
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.095        30,324
                                                                                           2.770        46,878
                                                                                           2.885        67,320
                                                                                           2.613        67,510
                                                                                           1.997        70,924
                                                                                           1.734        88,492
                                                                                           1.671        95,707
                                                                                           1.544       219,616
                                                                                           1.255       282,522
                                                                                           1.971       331,598
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.365        28,149
                                                                                           2.261        25,875
                                                                                           2.392        24,717
                                                                                           2.325        64,137
                                                                                           1.599       103,146
                                                                                           1.355        98,991
                                                                                           1.352       103,546
                                                                                           1.092       144,323
                                                                                           0.774       135,319
                                                                                           1.320       127,089
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.656            --
                                                                                           0.672       850,955
                                                                                           1.088       860,972
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.132            --

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2010   1.024       1.050        96,385
                                                                               2009   0.805       1.024       170,445
                                                                               2008   1.440       0.805       216,559
                                                                               2007   1.369       1.440       262,215
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................ 2016   2.351       2.429        19,967
                                                                               2015   2.350       2.351        14,586
                                                                               2014   2.385       2.350        14,245
                                                                               2013   2.209       2.385        21,704
                                                                               2012   1.896       2.209        21,190
                                                                               2011   1.873       1.896        22,363
                                                                               2010   1.624       1.873        36,615
                                                                               2009   1.027       1.624        53,049
                                                                               2008   1.484       1.027        62,411
                                                                               2007   1.497       1.484       141,056
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.019       1.008            --
                                                                               2010   0.944       1.019            --
                                                                               2009   0.813       0.944            --
                                                                               2008   1.044       0.813         7,553
                                                                               2007   1.042       1.044        32,555
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................. 2010   1.319       1.314            --
                                                                               2009   1.332       1.319        77,076
                                                                               2008   1.313       1.332       680,677
                                                                               2007   1.266       1.313     1,032,571
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)................................... 2007   2.132       2.240            --
 LMPVPI Total Return Subaccount (Class I) (9/98).............................. 2007   1.422       1.465            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)................................... 2007   1.808       1.903            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)............ 2007   1.292       1.380            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)................... 2007   1.311       1.365            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)....................... 2007   1.380       1.523            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   2.479       2.393            --
                                                                               2007   2.365       2.479       358,020
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2016   2.302       2.603       119,642
                                                                               2015   2.416       2.302       143,454
                                                                               2014   2.361       2.416       153,102
                                                                               2013   2.173       2.361       153,193
                                                                               2012   1.880       2.173       175,421
                                                                               2011   1.854       1.880       189,908
                                                                               2010   1.613       1.854       228,281
                                                                               2009   1.107       1.613       382,881
                                                                               2008   1.476       1.107       452,850
                                                                               2007   1.453       1.476       610,595
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2016   1.203       1.203       511,256
                                                                               2015   1.232       1.203       496,516
                                                                               2014   1.097       1.232       496,847
                                                                               2013   1.069       1.097       571,386
                                                                               2012   0.856       1.069       580,431
                                                                               2011   0.914       0.856       576,141
                                                                               2010   0.795       0.914       582,009
                                                                               2009   0.596       0.795       664,240
                                                                               2008   1.031       0.596       754,036
                                                                               2007   1.224       1.031       645,652
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   3.645       3.801            --

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   2.855
                                                                                           2012   2.352
                                                                                           2011   2.567
                                                                                           2010   2.367
                                                                                           2009   1.672
                                                                                           2008   2.909
                                                                                           2007   2.256
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2016   4.067
                                                                                           2015   4.277
                                                                                           2014   3.790
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2016   1.493
                                                                                           2015   1.573
                                                                                           2014   1.337
                                                                                           2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.304
                                                                                           2015   1.329
                                                                                           2014   1.268
                                                                                           2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.308
                                                                                           2015   1.333
                                                                                           2014   1.267
                                                                                           2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.280
                                                                                           2015   1.304
                                                                                           2014   1.243
                                                                                           2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2016   1.826
                                                                                           2015   1.930
                                                                                           2014   2.067
                                                                                           2013   1.598
                                                                                           2012   1.249
                                                                                           2011   1.469
                                                                                           2010   1.273
                                                                                           2009   0.829
                                                                                           2008   1.414
                                                                                           2007   1.443
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2016   2.306
                                                                                           2015   2.481
                                                                                           2014   2.296
                                                                                           2013   1.715
                                                                                           2012   1.464
                                                                                           2011   1.503
                                                                                           2010   1.324
                                                                                           2009   1.058
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2016   1.749



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.645       916,963
                                                                                           2.855     1,059,779
                                                                                           2.352     1,162,410
                                                                                           2.567     1,309,700
                                                                                           2.367     1,633,919
                                                                                           1.672     2,021,781
                                                                                           2.909     2,304,913
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.141       707,135
                                                                                           4.067       775,627
                                                                                           4.277       811,646
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.516        70,483
                                                                                           1.493        62,364
                                                                                           1.573        57,605
                                                                                           1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.390       332,956
                                                                                           1.304       343,078
                                                                                           1.329       301,402
                                                                                           1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.409       160,107
                                                                                           1.308       104,385
                                                                                           1.333        52,262
                                                                                           1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.354       142,259
                                                                                           1.280       105,367
                                                                                           1.304        96,027
                                                                                           1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 1.957       115,504
                                                                                           1.826       129,348
                                                                                           1.930       157,463
                                                                                           2.067       133,937
                                                                                           1.598       156,743
                                                                                           1.249       126,119
                                                                                           1.469       124,339
                                                                                           1.273       152,308
                                                                                           0.829       100,100
                                                                                           1.414       155,034
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.674        53,171
                                                                                           2.306        63,326
                                                                                           2.481        66,057
                                                                                           2.296        65,661
                                                                                           1.715        93,924
                                                                                           1.464       133,958
                                                                                           1.503       155,897
                                                                                           1.324       147,107
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 1.997        46,494

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.944       1.749        46,744
                                                                              2014   1.793       1.944        44,985
                                                                              2013   1.392       1.793        62,332
                                                                              2012   1.228       1.392        69,361
                                                                              2011   1.290       1.228        54,327
                                                                              2010   1.039       1.290        54,704
                                                                              2009   0.831       1.039        41,692
                                                                              2008   1.373       0.831        21,959
                                                                              2007   1.507       1.373        82,665
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.174       2.401        23,027
                                                                              2015   2.231       2.174        19,842
                                                                              2014   2.086       2.231        18,424
                                                                              2013   1.502       2.086        32,585
                                                                              2012   1.282       1.502        30,711
                                                                              2011   1.308       1.282        27,593
                                                                              2010   1.046       1.308        25,189
                                                                              2009   0.788       1.046        22,489
                                                                              2008   1.299       0.788        43,918
                                                                              2007   1.180       1.299        39,488
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.533       1.983         3,764
                                                                              2015   1.672       1.533         3,848
                                                                              2014   1.616       1.672        52,274
                                                                              2013   1.227       1.616        61,780
                                                                              2012   1.073       1.227        58,156
                                                                              2011   1.208       1.073        44,246
                                                                              2010   1.022       1.208        41,582
                                                                              2009   0.801       1.022        36,841
                                                                              2008   1.083       0.801        30,583
                                                                              2007   1.107       1.083        22,114
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   1.592       1.577            --
                                                                              2008   2.154       1.592       543,843
                                                                              2007   2.049       2.154       583,398
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011   0.676       0.720            --
                                                                              2010   0.638       0.676         2,108
                                                                              2009   0.467       0.638           143
                                                                              2008   0.894       0.467            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............. 2016   4.193       4.353         1,742
                                                                              2015   4.180       4.193         1,582
                                                                              2014   4.075       4.180         1,594
                                                                              2013   3.513       4.075         1,605
                                                                              2012   3.031       3.513         1,617
                                                                              2011   3.105       3.031        12,144
                                                                              2010   2.566       3.105        11,826
                                                                              2009   1.841       2.566        11,841
                                                                              2008   3.058       1.841        41,098
                                                                              2007   2.537       3.058       123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.594       2.677            --
                                                                              2015   2.675       2.594        39,692
                                                                              2014   2.574       2.675        35,201
                                                                              2013   2.407       2.574        47,102
                                                                              2012   2.151       2.407        34,473
                                                                              2011   2.076       2.151        34,933
                                                                              2010   1.855       2.076        39,173
                                                                              2009   1.369       1.855        34,059
                                                                              2008   1.697       1.369        30,128
                                                                              2007   1.606       1.697        62,141
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.488       2.751        23,694
                                                                              2015   2.915       2.488        23,648
                                                                              2014   3.145       2.915        33,217
                                                                              2013   3.342       3.145        34,300
                                                                              2012   2.839       3.342        36,314
                                                                              2011   3.520       2.839        30,678
                                                                              2010   2.871       3.520        41,359
                                                                              2009   1.717       2.871        59,930
                                                                              2008   3.893       1.717        57,856
                                                                              2007   3.080       3.893        51,693
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.624       0.594            --

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008    1.101       0.624       50,499
                                                                               2007    0.995       1.101       50,703
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007    1.382       1.452           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016    2.022       2.165        1,677
                                                                               2015    1.958       2.022        1,062
                                                                               2014    1.743       1.958          295
                                                                               2013    1.314       1.743       76,800
                                                                               2012    1.171       1.314       71,598
                                                                               2011    1.182       1.171       55,400
                                                                               2010    1.063       1.182      100,710
                                                                               2009    0.902       1.063      108,152
                                                                               2008    1.455       0.902       92,630
                                                                               2007    1.440       1.455       49,767
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016    1.354       1.459      398,905
                                                                               2015    1.398       1.354      897,231
                                                                               2014    1.346       1.398      862,106
                                                                               2013    1.051       1.346      771,658
                                                                               2012    0.911       1.051      752,907
                                                                               2011    1.062       0.911      670,237
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2016   11.944      12.322           67
                                                                               2015   12.230      11.944           21
                                                                               2014   11.323      12.230           10
                                                                               2013   10.811      11.323           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2016    1.694       2.198       47,854
                                                                               2015    1.812       1.694      128,705
                                                                               2014    1.802       1.812      135,113
                                                                               2013    1.376       1.802      216,717
                                                                               2012    1.180       1.376      249,324
                                                                               2011    1.311       1.180      234,467
                                                                               2010    1.106       1.311      322,476
                                                                               2009    0.885       1.106      355,916
                                                                               2008    1.276       0.885      433,632
                                                                               2007    1.331       1.276      534,019
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016    1.421       1.392       44,184
                                                                               2015    1.463       1.421       58,548
                                                                               2014    1.590       1.463       66,568
                                                                               2013    1.349       1.590      122,906
                                                                               2012    1.169       1.349      119,081
                                                                               2011    1.325       1.169      110,476
                                                                               2010    1.203       1.325       64,304
                                                                               2009    0.925       1.203       62,342
                                                                               2008    1.623       0.925       73,269
                                                                               2007    1.541       1.623       61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.450       2.659           --
                                                                               2012    2.347       2.450      192,496
                                                                               2011    2.503       2.347      210,836
                                                                               2010    2.054       2.503      276,944
                                                                               2009    1.515       2.054      318,840
                                                                               2008    1.089       1.515      358,519
                                                                               2007    1.225       1.089          202
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2016    1.327       1.201        1,137
                                                                               2015    1.413       1.327        3,772
                                                                               2014    1.415       1.413        3,723
                                                                               2013    1.030       1.415       27,973
                                                                               2012    0.953       1.030       23,545
                                                                               2011    1.036       0.953       19,936
                                                                               2010    0.793       1.036       17,715
                                                                               2009    0.510       0.793       15,868
                                                                               2008    0.917       0.510        2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012    0.864       0.972           --
                                                                               2011    0.883       0.864       84,132
                                                                               2010    0.814       0.883       79,814
                                                                               2009    0.572       0.814      137,194
                                                                               2008    1.018       0.572      478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *................. 2016    1.494       1.484       33,757

                       GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015    1.451       1.494       33,870
                                                                          2014    1.433       1.451       33,968
                                                                          2013    1.138       1.433       81,447
                                                                          2012    0.947       1.138       80,866
                                                                          2011    1.044       0.947      103,855
                                                                          2010    0.909       1.044      116,468
                                                                          2009    0.655       0.909      166,216
                                                                          2008    1.111       0.655      380,955
                                                                          2007    1.056       1.111      510,670
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016    1.457       1.443      638,277
                                                                          2015    1.418       1.457      728,244
                                                                          2014    1.404       1.418      758,613
                                                                          2013    1.117       1.404      824,624
                                                                          2012    0.933       1.117      830,232
                                                                          2011    1.030       0.933      809,087
                                                                          2010    0.899       1.030      912,693
                                                                          2009    0.651       0.899    1,028,396
                                                                          2008    1.107       0.651    1,222,749
                                                                          2007    1.054       1.107    1,332,839
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2016    1.311       1.363      169,045
                                                                          2015    1.366       1.311      205,926
                                                                          2014    1.339       1.366      191,982
                                                                          2013    1.488       1.339      232,880
                                                                          2012    1.377       1.488      284,516
                                                                          2011    1.249       1.377      233,791
                                                                          2010    1.170       1.249      233,097
                                                                          2009    1.000       1.170      259,025
                                                                          2008    1.083       1.000      201,107
                                                                          2007    1.020       1.083        3,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016    1.912       1.940      498,370
                                                                          2015    1.934       1.912      527,920
                                                                          2014    1.878       1.934      512,148
                                                                          2013    1.937       1.878      610,215
                                                                          2012    1.793       1.937      524,687
                                                                          2011    1.758       1.793      508,642
                                                                          2010    1.644       1.758      578,756
                                                                          2009    1.471       1.644      532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016    2.200       2.216           --
                                                                          2015    2.224       2.200       60,321
                                                                          2014    2.024       2.224       67,850
                                                                          2013    1.539       2.024       81,633
                                                                          2012    1.407       1.539       83,672
                                                                          2011    1.491       1.407       92,595
                                                                          2010    1.298       1.491       97,643
                                                                          2009    1.060       1.298      103,948
                                                                          2008    1.596       1.060      147,414
                                                                          2007    1.538       1.596      154,843
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.120       1.239           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016    2.486       2.552           --
                                                                          2015    2.547       2.486       65,530
                                                                          2014    2.464       2.547       74,500
                                                                          2013    2.454       2.464       75,505
                                                                          2012    2.224       2.454      178,042
                                                                          2011    2.171       2.224      162,513
                                                                          2010    1.958       2.171      165,254
                                                                          2009    1.488       1.958      180,217
                                                                          2008    1.687       1.488      365,236
                                                                          2007    1.600       1.687      362,331
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2016   11.294      11.674          113
                                                                          2015   11.569      11.294           22
                                                                          2014   10.772      11.569           --
                                                                          2013   10.217      10.772           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016    1.480       1.697      156,818

                        GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   1.553       1.480       186,581
                                                                            2014   1.387       1.553       231,421
                                                                            2013   1.049       1.387       224,383
                                                                            2012   0.899       1.049       218,266
                                                                            2011   0.948       0.899       272,633
                                                                            2010   0.819       0.948       335,717
                                                                            2009   0.700       0.819       383,584
                                                                            2008   1.111       0.700       344,914
                                                                            2007   1.081       1.111       323,935
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2016   1.687       1.935       102,141
                                                                            2015   1.768       1.687       105,609
                                                                            2014   1.616       1.768       121,758
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.666       1.721            --
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.891       2.031            --
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.369       1.431            --
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.803       1.802            --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2016   2.176       2.202       205,322
                                                                            2015   2.196       2.176       196,336
                                                                            2014   2.099       2.196       217,718
                                                                            2013   2.174       2.099       243,589
                                                                            2012   2.117       2.174       254,615
                                                                            2011   1.992       2.117       287,632
                                                                            2010   1.900       1.992       304,159
                                                                            2009   1.827       1.900       328,897
                                                                            2008   1.744       1.827       426,703
                                                                            2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2016   1.932       1.970       208,329
                                                                            2015   1.943       1.932       234,730
                                                                            2014   1.835       1.943       222,669
                                                                            2013   1.871       1.835       271,021
                                                                            2012   1.760       1.871       314,653
                                                                            2011   1.671       1.760       345,369
                                                                            2010   1.560       1.671       315,228
                                                                            2009   1.441       1.560       351,895
                                                                            2008   1.510       1.441       379,320
                                                                            2007   1.437       1.510       332,369
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2016   1.865       1.845       290,520
                                                                            2015   1.775       1.865       342,472
                                                                            2014   1.649       1.775       347,449
                                                                            2013   1.243       1.649       458,293
                                                                            2012   1.099       1.243       477,138
                                                                            2011   1.221       1.099       502,741
                                                                            2010   1.031       1.221       595,483
                                                                            2009   0.816       1.031       916,928
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.070       2.794            --
                                                                            2008   3.194       2.070            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2016   1.680       1.961        14,437
                                                                            2015   1.811       1.680        19,296
                                                                            2014   1.670       1.811        16,096
                                                                            2013   1.282       1.670        24,187
                                                                            2012   1.138       1.282        29,043
                                                                            2011   1.128       1.138         9,497
                                                                            2010   1.048       1.128         6,667
                                                                            2009   0.954       1.048         5,411
                                                                            2008   1.396       0.954            --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........... 2016   1.162       1.153       569,462

                          GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.175       1.162       624,442
                                                                                 2014   1.189       1.175       658,118
                                                                                 2013   1.203       1.189     2,505,635
                                                                                 2012   1.217       1.203     2,597,547
                                                                                 2011   1.231       1.217     2,588,171
                                                                                 2010   1.245       1.231     2,791,932
                                                                                 2009   1.254       1.245     2,805,600
                                                                                 2008   1.233       1.254     3,192,687
                                                                                 2007   1.188       1.233     3,278,590
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *................. 2009   0.645       0.639            --
                                                                                 2008   1.092       0.645         1,731
                                                                                 2007   1.150       1.092         4,408
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.760       0.795            --
                                                                                 2008   1.394       0.760     1,168,891
                                                                                 2007   1.356       1.394     1,224,247
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.459       1.609            --
                                                                                 2012   1.277       1.459       125,105
                                                                                 2011   1.377       1.277       152,347
                                                                                 2010   1.217       1.377       164,483
                                                                                 2009   1.012       1.217       269,013
                                                                                 2008   1.678       1.012       274,630
                                                                                 2007   1.631       1.678       338,801
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.157       2.245       103,830
                                                                                 2015   2.123       2.157       161,825
                                                                                 2014   1.934       2.123       155,329
                                                                                 2013   1.475       1.934       161,467
                                                                                 2012   1.346       1.475       173,731
                                                                                 2011   1.405       1.346       177,509
                                                                                 2010   1.234       1.405       218,821
                                                                                 2009   0.837       1.234       316,288
                                                                                 2008   1.560       0.837       356,043
                                                                                 2007   1.310       1.560       332,537
 MSF Jennison Growth Subaccount (Class A) (4/12)................................ 2016   1.497       1.482        84,164
                                                                                 2015   1.367       1.497       102,375
                                                                                 2014   1.268       1.367       111,795
                                                                                 2013   0.936       1.268       104,348
                                                                                 2012   0.970       0.936       177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   0.857       0.979            --
                                                                                 2011   0.865       0.857        31,904
                                                                                 2010   0.786       0.865        34,134
                                                                                 2009   0.570       0.786        30,990
                                                                                 2008   0.858       0.570        45,078
 MSF Met/Wellington Balanced Subaccount (Class A) (4/07)........................ 2016   2.499       2.643       227,118
                                                                                 2015   2.465       2.499       235,071
                                                                                 2014   2.255       2.465       239,913
                                                                                 2013   1.892       2.255       246,649
                                                                                 2012   1.703       1.892       308,424
                                                                                 2011   1.659       1.703       307,575
                                                                                 2010   1.531       1.659       354,602
                                                                                 2009   1.320       1.531       475,581
                                                                                 2008   1.776       1.320        80,729
                                                                                 2007   1.757       1.776       188,221
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.777       1.885       228,161
                                                                                 2015   1.755       1.777       220,720
                                                                                 2014   1.605       1.755       242,663
                                                                                 2013   1.214       1.605       270,717
                                                                                 2012   1.088       1.214       309,571
                                                                                 2011   1.147       1.088       303,370
                                                                                 2010   1.036       1.147       332,691
                                                                                 2009   0.794       1.036       379,785
                                                                                 2008   1.282       0.794       466,832
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).................. 2011   0.981       1.065            --
                                                                                 2010   0.858       0.981       376,649
                                                                                 2009   0.660       0.858       385,597
                                                                                 2008   1.121       0.660       417,149
                                                                                 2007   1.098       1.121       310,613
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).................... 2016   1.388       1.435       139,490

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015    1.413       1.388      142,531
                                                                     2014    1.368       1.413      167,916
                                                                     2013    1.327       1.368      440,115
                                                                     2012    1.229       1.327      347,794
                                                                     2011    1.204       1.229      332,770
                                                                     2010    1.107       1.204      368,759
                                                                     2009    0.929       1.107      447,744
                                                                     2008    1.098       0.929      200,478
                                                                     2007    1.052       1.098      180,965
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........ 2016    1.418       1.487    1,279,607
                                                                     2015    1.450       1.418    1,311,076
                                                                     2014    1.398       1.450    1,255,698
                                                                     2013    1.275       1.398    1,357,838
                                                                     2012    1.157       1.275    1,346,351
                                                                     2011    1.158       1.157    1,487,486
                                                                     2010    1.051       1.158    1,494,445
                                                                     2009    0.859       1.051    1,374,926
                                                                     2008    1.109       0.859    1,572,585
                                                                     2007    1.070       1.109    1,363,809
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........ 2016    1.428       1.512    3,837,085
                                                                     2015    1.463       1.428    4,180,849
                                                                     2014    1.409       1.463    4,086,334
                                                                     2013    1.208       1.409    4,848,741
                                                                     2012    1.079       1.208    4,921,137
                                                                     2011    1.107       1.079    4,808,567
                                                                     2010    0.989       1.107    4,765,998
                                                                     2009    0.791       0.989    4,738,265
                                                                     2008    1.121       0.791    5,929,292
                                                                     2007    1.087       1.121    5,364,482
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........ 2016    1.419       1.517    2,501,333
                                                                     2015    1.460       1.419    2,730,230
                                                                     2014    1.403       1.460    2,845,003
                                                                     2013    1.142       1.403    2,856,847
                                                                     2012    1.001       1.142    3,128,957
                                                                     2011    1.052       1.001    2,991,247
                                                                     2010    0.928       1.052    3,104,348
                                                                     2009    0.727       0.928    3,568,201
                                                                     2008    1.134       0.727    4,543,502
                                                                     2007    1.105       1.134    4,050,840
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........ 2016   26.887      31.918        2,814
                                                                     2015   27.947      26.887        1,083
                                                                     2014   25.885      27.947          476
                                                                     2013   22.194      25.885          304
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............. 2016    3.241       3.579      567,694
                                                                     2015    3.240       3.241      561,226
                                                                     2014    2.891       3.240      619,430
                                                                     2013    2.214       2.891      701,377
                                                                     2012    1.935       2.214      698,925
                                                                     2011    1.921       1.935      715,941
                                                                     2010    1.692       1.921      697,013
                                                                     2009    1.356       1.692    1,021,123
                                                                     2008    2.180       1.356      824,665
                                                                     2007    2.197       2.180      892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016    2.970       3.200    1,009,565
                                                                     2015    3.015       2.970    1,129,927
                                                                     2014    2.813       3.015    1,175,069
                                                                     2013    2.396       2.813    1,340,382
                                                                     2012    2.177       2.396    1,512,010
                                                                     2011    2.154       2.177    1,626,988
                                                                     2010    1.984       2.154    1,746,941
                                                                     2009    1.695       1.984    2,269,079
                                                                     2008    2.207       1.695    2,484,195
                                                                     2007    2.144       2.207    2,565,350
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016    2.210       2.499    1,030,883

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015    2.239
                                                                                           2014    2.044
                                                                                           2013    1.523
                                                                                           2012    1.321
                                                                                           2011    1.325
                                                                                           2010    1.203
                                                                                           2009    1.007
                                                                                           2008    1.510
                                                                                           2007    1.419
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 2016    1.728
                                                                                           2015    1.767
                                                                                           2014    1.902
                                                                                           2013    1.578
                                                                                           2012    1.349
                                                                                           2011    1.560
                                                                                           2010    1.459
                                                                                           2009    1.147
                                                                                           2008    2.003
                                                                                           2007    2.051
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 2016    3.297
                                                                                           2015    3.316
                                                                                           2014    3.354
                                                                                           2013    2.677
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2016    2.699
                                                                                           2015    2.852
                                                                                           2014    2.746
                                                                                           2013    2.005
                                                                                           2012    1.743
                                                                                           2011    1.839
                                                                                           2010    1.466
                                                                                           2009    1.176
                                                                                           2008    1.790
                                                                                           2007    1.842
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........................... 2016    2.685
                                                                                           2015    2.457
                                                                                           2014    2.284
                                                                                           2013    1.665
                                                                                           2012    1.419
                                                                                           2011    1.455
                                                                                           2010    1.261
                                                                                           2009    0.892
                                                                                           2008    1.457
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016    3.263
                                                                                           2015    3.221
                                                                                           2014    3.055
                                                                                           2013    2.144
                                                                                           2012    1.871
                                                                                           2011    1.866
                                                                                           2010    1.401
                                                                                           2009    1.023
                                                                                           2008    1.551
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007    2.165
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   33.315
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016    2.026
                                                                                           2015    2.034
                                                                                           2014    1.999
                                                                                           2013    2.034
                                                                                           2012    1.987
                                                                                           2011    1.902
                                                                                           2010    1.816
                                                                                           2009    1.758
                                                                                           2008    1.782
                                                                                           2007    1.725
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).......................... 2007    0.994
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 2009    1.418



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.210    1,171,097
                                                                                            2.239    1,233,695
                                                                                            2.044    1,410,861
                                                                                            1.523    1,541,857
                                                                                            1.321    1,632,316
                                                                                            1.325    1,772,834
                                                                                            1.203    1,913,290
                                                                                            1.007    2,054,169
                                                                                            1.510    2,268,880
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *..............................  1.731      276,284
                                                                                            1.728      304,681
                                                                                            1.767      329,597
                                                                                            1.902      421,639
                                                                                            1.578      419,177
                                                                                            1.349      409,104
                                                                                            1.560      405,607
                                                                                            1.459      426,910
                                                                                            1.147      446,421
                                                                                            2.003      368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).................................  3.868      126,430
                                                                                            3.297      127,741
                                                                                            3.316      127,267
                                                                                            3.354      139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *...........................  3.236      209,189
                                                                                            2.699      219,212
                                                                                            2.852      241,869
                                                                                            2.746      283,372
                                                                                            2.005      302,245
                                                                                            1.743      306,203
                                                                                            1.839      342,008
                                                                                            1.466      354,741
                                                                                            1.176      514,574
                                                                                            1.790      479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)...........................  2.695       34,306
                                                                                            2.685       27,939
                                                                                            2.457       31,532
                                                                                            2.284       13,875
                                                                                            1.665        9,522
                                                                                            1.419       23,928
                                                                                            1.455       25,576
                                                                                            1.261       13,023
                                                                                            0.892       13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...........................  3.596      294,465
                                                                                            3.263      337,730
                                                                                            3.221      344,412
                                                                                            3.055      334,477
                                                                                            2.144      388,949
                                                                                            1.871      401,193
                                                                                            1.866      444,326
                                                                                            1.401      539,837
                                                                                            1.023      646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).................  2.251           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 34.646        6,541
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...............  2.031      104,556
                                                                                            2.026      143,722
                                                                                            2.034      175,057
                                                                                            1.999      270,128
                                                                                            2.034      336,737
                                                                                            1.987      339,470
                                                                                            1.902      349,233
                                                                                            1.816      408,689
                                                                                            1.758      484,798
                                                                                            1.782      670,477
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)..........................  1.016           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)..........................  1.467           --

                     GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.368       1.418       315,874
                                                                       2007   1.273       1.368       228,125
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).............. 2008   0.990       0.920            --
                                                                       2007   0.908       0.990            --
 Putnam VT International Equity Subaccount (Class IB) (7/01).......... 2007   1.429       1.549            --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)............... 2007   1.995       2.134            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2016   2.540       2.667       146,160
                                                                       2015   2.614       2.540       156,991
                                                                       2014   2.419       2.614       150,155
                                                                       2013   2.061       2.419       152,619
                                                                       2012   1.884       2.061       185,737
                                                                       2011   1.906       1.884       151,574
                                                                       2010   1.719       1.906       163,185
                                                                       2009   1.415       1.719       186,027
                                                                       2008   1.914       1.415       257,988
                                                                       2007   1.746       1.914       386,633
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................... 2009   1.053       1.023            --
                                                                       2008   1.659       1.053       145,603
                                                                       2007   1.719       1.659       146,226
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.569       0.584            --
                                                                       2008   1.010       0.569         8,318
                                                                       2007   0.909       1.010         6,848
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)..................... 2016   2.268       2.427            --
                                                                       2015   2.567       2.268         3,475
                                                                       2014   2.486       2.567        23,110
                                                                       2013   2.191       2.486        32,955
                                                                       2012   1.945       2.191        32,858
                                                                       2011   2.121       1.945        31,033
                                                                       2010   1.830       2.121        33,357
                                                                       2009   1.156       1.830        36,194
                                                                       2008   2.108       1.156        32,671
                                                                       2007   2.148       2.108        28,034


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(Reg. TM) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.



                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                              AB GLOBAL THEMATIC       ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                    GROWTH             APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           395,223   $          2,393,355   $          4,872,465   $        94,479,493
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               395,223              2,393,355              4,872,465            94,479,493
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           395,223   $          2,393,354   $          4,872,464   $        94,283,664
   Net assets from contracts in payout....                    --                     --                     --               195,822
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,744,805  $        227,525,841  $        193,185,216  $         11,287,261
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,744,805           227,525,841           193,185,216            11,287,261
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,740,612  $        227,158,129  $        192,632,502  $         11,287,261
   Net assets from contracts in payout..                 4,192               367,702               552,701                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY         FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH         CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,265,392  $          4,233,446  $            503,432  $         200,953,173
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             2,265,392             4,233,446               503,432            200,953,173
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,265,390  $          4,233,440  $            503,431  $         200,641,163
   Net assets from contracts in payout..                    --                    --                    --                311,998
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP
                                              APPRECIATION          EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,801,249  $        233,851,524
   Due from MetLife Insurance
     Company USA........................                    --                     4
                                          --------------------  --------------------
        Total Assets....................             1,801,249           233,851,528
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     2                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          1,801,247  $        233,851,528
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,801,247  $        233,453,191
   Net assets from contracts in payout..                    --               398,337
                                          --------------------  --------------------
        Total Net Assets................  $          1,801,247  $        233,851,528
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2020          FREEDOM 2025          FREEDOM 2030          FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            425,860  $            335,285  $            561,345  $             62,157
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               425,860               335,285               561,345                62,157
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            425,855  $            335,281  $            561,340  $             62,152
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================

                                             FIDELITY VIP          FIDELITY VIP       FIDELITY VIP HIGH
                                             FREEDOM 2050        FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            47,806  $       593,192,632  $         19,469,817  $        245,490,770
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               47,806          593,192,632            19,469,817           245,490,770
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            47,803  $       593,192,621  $         19,442,114  $        244,873,788
   Net assets from contracts in payout..                   --                   --                27,701               616,970
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                               INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,714,291  $         14,806,916
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            19,714,291            14,806,916
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         19,714,285  $         14,806,916
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,695,625  $         14,792,507
   Net assets from contracts in payout..                18,660                14,409
                                          --------------------  --------------------
        Total Net Assets................  $         19,714,285  $         14,806,916
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN        SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP       GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         14,124,271  $          23,462,689  $         14,638,051  $          55,454,726
   Due from MetLife Insurance
     Company USA........................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................            14,124,271             23,462,689            14,638,051             55,454,726
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,124,147  $          23,439,019  $         14,636,801  $          55,355,034
   Net assets from contracts in payout..                    --                 23,662                 1,250                 99,681
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $           5,383,721  $          1,252,866  $         49,784,834  $          7,417,832
   Due from MetLife Insurance
     Company USA........................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................              5,383,721             1,252,866            49,784,834             7,417,832
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,312,656  $          1,228,449  $         49,733,494  $          7,308,487
   Net assets from contracts in payout..                 71,064                24,414                51,340               109,343
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================


                                              INVESCO V.I.          INVESCO V.I.
                                           MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,233,409  $           1,905,677
   Due from MetLife Insurance
     Company USA........................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................             1,233,409              1,905,677
                                          --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     3                      1
                                          --------------------  ---------------------
        Total Liabilities...............                     3                      1
                                          --------------------  ---------------------

NET ASSETS..............................  $          1,233,406  $           1,905,676
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,233,406  $           1,879,693
   Net assets from contracts in payout..                    --                 25,983
                                          --------------------  ---------------------
        Total Net Assets................  $          1,233,406  $           1,905,676
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 LMPVET
                                              JANUS ASPEN           JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE
                                              ENTERPRISE          GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        12,288,725  $            675,744  $        28,762,285  $        328,523,989
   Due from MetLife Insurance
     Company USA........................                   --                    20                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           12,288,725               675,764           28,762,285           328,523,989
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,237,169  $            675,764  $        28,712,146  $        327,889,151
   Net assets from contracts in payout..               51,550                    --               50,139               634,828
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        245,202,998  $        90,118,546   $         89,099,811  $       114,104,973
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           245,202,998           90,118,546             89,099,811          114,104,973
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        244,780,925  $        89,585,647   $         88,607,740  $       113,438,899
   Net assets from contracts in payout..               422,068              532,885                492,057              666,062
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............   $        32,071,795  $         44,384,626
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
       Total Assets.....................            32,071,795            44,384,626
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                     8
                                          --------------------  --------------------
       Total Liabilities................                     7                     8
                                          --------------------  --------------------

NET ASSETS..............................   $        32,071,788  $         44,384,618
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        31,867,231  $         44,215,760
   Net assets from contracts in payout..               204,557               168,858
                                          --------------------  --------------------
       Total Net Assets.................   $        32,071,788  $         44,384,618
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                 LMPVET                                     LMPVET
                                               QS VARIABLE             LMPVET             QS VARIABLE         LMPVIT WESTERN
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        44,206,329   $         20,311,235  $        30,093,588  $        60,157,963
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           44,206,329             20,311,235           30,093,588           60,157,963
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        43,959,254   $         20,305,173  $        30,082,119  $        59,843,376
   Net assets from contracts in payout..              247,075                  6,061               11,468              314,579
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================

                                             LMPVIT WESTERN          MIST AMERICAN       MIST AMERICAN         MIST AMERICAN
                                          ASSET VARIABLE GLOBAL     FUNDS BALANCED       FUNDS GROWTH         FUNDS MODERATE
                                             HIGH YIELD BOND          ALLOCATION          ALLOCATION            ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,438,690    $         5,393,633  $         3,801,167  $         2,886,201
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Assets.....................            5,438,690              5,393,633            3,801,167            2,886,201
                                          ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,322,786    $         5,393,633  $         3,801,167  $         2,886,201
   Net assets from contracts in payout..              115,900                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================


                                             MIST BLACKROCK    MIST CLARION GLOBAL
                                               HIGH YIELD          REAL ESTATE
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        82,544,601  $        58,508,427
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           82,544,601           58,508,427
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   13                   10
                                          -------------------  -------------------
       Total Liabilities................                   13                   10
                                          -------------------  -------------------

NET ASSETS..............................  $        82,544,588  $        58,508,417
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        82,510,065  $        58,397,309
   Net assets from contracts in payout..               34,523              111,108
                                          -------------------  -------------------
       Total Net Assets.................  $        82,544,588  $        58,508,417
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST HARRIS
                                            MIST CLEARBRIDGE          OAKMARK            MIST INVESCO        MIST INVESCO
                                            AGGRESSIVE GROWTH      INTERNATIONAL           COMSTOCK          MID CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        478,123,959  $        53,763,109  $       182,714,532  $        40,718,459
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           478,123,959           53,763,109          182,714,532           40,718,459
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        476,889,594  $        53,684,147  $       181,935,240  $        40,589,918
   Net assets from contracts in payout..             1,234,348               78,950              779,279              128,530
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================

                                                                                                            MIST MET/ABERDEEN
                                             MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     EMERGING MARKETS
                                           SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS            EQUITY
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        12,959,924  $        11,768,564  $        125,927,261  $        37,203,676
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           12,959,924           11,768,564           125,927,261           37,203,676
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,943,044  $        11,761,524  $        125,637,159  $        37,143,043
   Net assets from contracts in payout..               16,870                7,027               290,099               60,619
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================


                                             MIST MET/EATON     MIST MET/WELLINGTON
                                           VANCE FLOATING RATE  LARGE CAP RESEARCH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          2,754,485  $        36,808,979
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             2,754,485           36,808,979
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    8
                                          --------------------  -------------------
       Total Liabilities................                     2                    8
                                          --------------------  -------------------

NET ASSETS..............................  $          2,754,483  $        36,808,971
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,745,997  $        36,726,435
   Net assets from contracts in payout..                 8,486               82,536
                                          --------------------  -------------------
       Total Net Assets.................  $          2,754,483  $        36,808,971
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST METLIFE
                                              MIST METLIFE           MULTI-INDEX         MIST METLIFE       MIST MFS RESEARCH
                                          ASSET ALLOCATION 100      TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,009,559   $           117,266  $        112,212,007  $        53,978,705
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           58,009,559               117,266           112,212,007           53,978,705
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,009,540   $           117,266  $        112,007,262  $        53,776,001
   Net assets from contracts in payout..                   --                    --               204,735              202,693
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================

                                              MIST MORGAN                                MIST PIMCO
                                            STANLEY MID CAP      MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                                GROWTH             GLOBAL EQUITY            BOND                RETURN
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,516,058  $       285,997,844  $        48,063,869   $       175,865,012
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            7,516,058          285,997,844           48,063,869           175,865,012
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,498,540  $       285,715,823  $        47,870,985   $       175,130,334
   Net assets from contracts in payout..               17,514              281,987              192,874               734,668
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================


                                             MIST PYRAMIS        MIST SSGA GROWTH
                                             MANAGED RISK         AND INCOME ETF
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $            28,372  $       104,433,234
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................               28,372          104,433,234
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                    1                   --
                                          -------------------  -------------------

NET ASSETS..............................  $            28,371  $       104,433,234
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            28,371  $       104,433,234
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $            28,371  $       104,433,234
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,076,601  $       366,992,853  $          1,310,451  $           678,522
   Due from MetLife Insurance
     Company USA........................                   --                1,405                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          136,076,601          366,994,258             1,310,451              678,522
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       136,076,571  $       366,196,313  $          1,310,449  $           678,520
   Net assets from contracts in payout..                   --              797,945                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================

                                              MSF BARCLAYS
                                             AGGREGATE BOND      MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX                INCOME         CAPITAL APPRECIATION     LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         62,459,481   $       132,434,563   $       162,582,133  $        10,606,908
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................            62,459,481           132,434,563           162,582,133           10,606,908
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         62,386,299   $       131,876,470   $       161,616,915  $        10,606,904
   Net assets from contracts in payout..                73,182               558,071               965,202                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================

                                              MSF BLACKROCK
                                               ULTRA-SHORT         MSF FRONTIER
                                                TERM BOND         MID CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       213,922,355  $         71,558,949
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          213,922,355            71,558,949
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   21                    13
                                          -------------------  --------------------
       Total Liabilities................                   21                    13
                                          -------------------  --------------------

NET ASSETS..............................  $       213,922,334  $         71,558,936
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       213,097,099  $         71,307,568
   Net assets from contracts in payout..              825,235               251,368
                                          -------------------  --------------------
       Total Net Assets.................  $       213,922,334  $         71,558,936
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                     MSF
                                                                                                               MET/DIMENSIONAL
                                              MSF JENNISON        MSF LOOMIS SAYLES      MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH            SMALL CAP CORE         MID CAP VALUE            COMPANY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        330,843,375  $            695,462  $          1,708,961  $            543,802
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           330,843,375               695,462             1,708,962               543,802
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,606,822  $            695,462  $          1,691,885  $            543,802
   Net assets from contracts in payout..               236,544                    --                17,077                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================


                                                                 MSF MET/WELLINGTON
                                           MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE           MSF METLIFE
                                                BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        230,965,589  $        118,746,499  $        20,218,994   $        68,509,141
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           230,965,589           118,746,499           20,218,994            68,509,141
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        230,380,557  $        118,329,333  $        20,218,985   $        68,480,485
   Net assets from contracts in payout..               585,028               417,071                   --                28,648
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================



                                               MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $       452,209,486   $       574,285,826
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          --------------------  -------------------
        Total Assets....................          452,209,486           574,285,826
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    9                     7
                                          --------------------  -------------------
        Total Liabilities...............                    9                     7
                                          --------------------  -------------------

NET ASSETS..............................  $       452,209,477   $       574,285,819
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       452,129,270   $       574,239,465
   Net assets from contracts in payout..               80,207                46,354
                                          --------------------  -------------------
        Total Net Assets................  $       452,209,477   $       574,285,819
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                             MSF METLIFE MID     MSF METLIFE STOCK      MSF MFS TOTAL
                                             CAP STOCK INDEX           INDEX               RETURN             MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        17,822,009  $        818,490,383  $       347,116,251  $       126,985,781
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           17,822,009           818,490,383          347,116,251          126,985,781
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,822,009  $        815,022,416  $       345,611,721  $       126,672,740
   Net assets from contracts in payout..                   --             3,467,938            1,504,494              313,010
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================


                                               MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        46,547,113  $        61,097,183  $        110,619,177  $        52,673,914
   Due from MetLife Insurance
     Company USA........................                   --                  118                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           46,547,113           61,097,301           110,619,177           52,673,914
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        46,515,949  $        61,067,762  $        110,578,672  $        52,249,307
   Net assets from contracts in payout..               31,164               29,539                40,505              424,591
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================

                                                                 MSF WESTERN ASSET
                                            MSF T. ROWE PRICE  MANAGEMENT STRATEGIC
                                            SMALL CAP GROWTH    BOND OPPORTUNITIES
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       108,651,175  $       170,890,835
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          108,651,175          170,890,835
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    8                  463
                                          -------------------  --------------------
       Total Liabilities................                    8                  463
                                          -------------------  --------------------

NET ASSETS..............................  $       108,651,167  $       170,890,372
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       108,595,607  $       170,289,043
   Net assets from contracts in payout..               55,560              601,329
                                          -------------------  --------------------
       Total Net Assets.................  $       108,651,167  $       170,890,372
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                            MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                               MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                             U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         75,272,266  $         19,478,492  $          7,545,092  $         34,122,088
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            75,272,266            19,478,492             7,545,092            34,122,088
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         75,149,760  $         19,478,488  $          7,545,087  $         34,103,121
   Net assets from contracts in payout..               122,500                    --                    --                18,962
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================



                                               UIF GROWTH
                                               SUBACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          5,650,498
   Due from MetLife Insurance
     Company USA........................                    --
                                          --------------------
        Total Assets....................             5,650,498
                                          --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2
                                          --------------------
        Total Liabilities...............                     2
                                          --------------------

NET ASSETS..............................  $          5,650,496
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,609,941
   Net assets from contracts in payout..                40,555
                                          --------------------
        Total Net Assets................  $          5,650,496
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               AB GLOBAL THEMATIC       ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                     GROWTH             APPRECIATION              BOND            GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $            83,545  $           889,090
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 6,262                45,683               75,072            1,529,686
      Administrative charges................                   613                 3,844                7,886              133,566
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................                 6,875                49,527               82,958            1,663,252
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               (6,875)              (49,527)                  587            (774,162)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                19,586               17,667            8,610,777
      Realized gains (losses) on sale of
        investments.........................                13,664                49,969               20,589            2,584,286
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......                13,664                69,555               38,256           11,195,063
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (16,584)              (81,229)               32,331         (11,775,058)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               (2,920)              (11,674)               70,587            (579,995)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (9,795)  $           (61,201)  $            71,174  $       (1,354,157)
                                              ====================  ====================  ===================  ===================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL         AMERICAN FUNDS      AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION            GROWTH           GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,344  $         1,718,185  $         2,769,750  $             95,831
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                27,381            3,661,751            3,215,517                63,125
      Administrative charges................                 2,801              312,467              277,881                    21
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                30,182            3,974,218            3,493,398                63,146
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....              (25,838)          (2,256,033)            (723,648)                32,685
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               356,791           20,604,783           21,685,116               883,054
      Realized gains (losses) on sale of
        investments.........................                32,286            4,455,804            4,429,316               137,658
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               389,077           25,060,587           26,114,432             1,020,712
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (368,768)          (6,491,721)          (7,878,308)             1,640,505
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                20,309           18,568,866           18,236,124             2,661,217
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (5,529)  $        16,312,833  $        17,512,476  $          2,693,902
                                              ====================  ===================  ===================  ====================

                                                   DEUTSCHE II
                                                  GOVERNMENT &           DEUTSCHE II
                                                AGENCY SECURITIES    SMALL MID CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             66,934  $             10,103
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                44,640                76,216
      Administrative charges................                 3,629                 6,237
                                              --------------------  --------------------
        Total expenses......................                48,269                82,453
                                              --------------------  --------------------
           Net investment income (loss).....                18,665              (72,350)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               460,521
      Realized gains (losses) on sale of
        investments.........................              (28,583)                28,909
                                              --------------------  --------------------
           Net realized gains (losses)......              (28,583)               489,430
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (16,337)               135,984
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (44,920)               625,414
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (26,255)  $            553,064
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                FIDELITY VIP
                                                  DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL
                                                 RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               4,867  $          1,240,183  $             12,809
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  9,161             2,733,827                24,539
      Administrative charges.................                    703               123,536                 1,582
                                               ---------------------  --------------------  --------------------
         Total expenses......................                  9,864             2,857,363                26,121
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                (4,997)           (1,617,180)              (13,312)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 46,624            16,720,548                79,052
      Realized gains (losses) on sale of
         investments.........................                  3,330             3,486,563                38,326
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                 49,954            20,207,111               117,378
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                (7,556)           (6,717,554)              (84,225)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                 42,398            13,489,557                33,153
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              37,401  $         11,872,377  $             19,841
                                               =====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   EQUITY-INCOME         FREEDOM 2020          FREEDOM 2025
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,022,758  $              5,410  $              4,260
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,778,369                 2,579                 2,177
      Administrative charges.................                 8,163                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,786,532                 2,579                 2,177
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             2,236,226                 2,831                 2,083
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            14,318,166                 2,727                 6,919
      Realized gains (losses) on sale of
         investments.........................             (567,750)                 2,044               (1,633)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            13,750,416                 4,771                 5,286
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            18,349,428                 5,657                 5,096
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            32,099,844                10,428                10,382
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         34,336,070  $             13,259  $             12,465
                                               ====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2030          FREEDOM 2040          FREEDOM 2050
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,674  $                683  $                528
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,714                   420                   160
      Administrative charges.................                    --                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................                 2,714                   420                   160
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 3,960                   263                   368
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                17,635                   801                   235
      Realized gains (losses) on sale of
         investments.........................                  (87)                   481                 (175)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                17,548                 1,282                    60
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 8,465                 2,218                   594
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                26,013                 3,500                   654
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             29,973  $              3,763  $              1,022
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                 FUNDSMANAGER 60%
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,417,045
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            11,559,518
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................            11,559,518
                                               --------------------
           Net investment income (loss)......           (4,142,473)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            19,570,871
      Realized gains (losses) on sale of
         investments.........................             (747,272)
                                               --------------------
           Net realized gains (losses).......            18,823,599
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             4,233,070
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            23,056,669
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         18,914,196
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                FIDELITY VIP HIGH                            FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                     INCOME         FIDELITY VIP MID CAP       INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,003,573  $            735,165  $          1,012,554  $            287,729
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               237,539             3,092,802               332,403               217,581
      Administrative charges................                    10               123,556                30,382                22,174
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               237,549             3,216,358               362,785               239,755
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               766,024           (2,481,193)               649,769                47,974
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --            15,205,282                    --             1,185,312
      Realized gains (losses) on sale of
        investments.........................             (314,092)               977,453              (88,627)               362,661
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (314,092)            16,182,735              (88,627)             1,547,973
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,912,243             9,899,299             1,713,083               313,182
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,598,151            26,082,034             1,624,456             1,861,155
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,364,175  $         23,600,841  $          2,274,225  $          1,909,129
                                              ====================  ====================  ====================  ====================

                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 FTVIPT FRANKLIN        SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                              RISING DIVIDENDS VIP       GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $           203,626  $                 --  $            118,758  $          1,087,359
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               258,322               395,218               171,139               917,500
      Administrative charges................                21,624                27,650                   285                65,669
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               279,946               422,868               171,424               983,169
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (76,320)             (422,868)              (52,666)               104,190
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,751,367             2,863,374                    --               973,925
      Realized gains (losses) on sale of
        investments.........................               752,942             (844,258)           (1,044,768)             (929,100)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             2,504,309             2,019,116           (1,044,768)                44,825
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (470,433)           (1,038,951)             3,249,765             2,708,456
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,033,876               980,165             2,204,997             2,753,281
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $         1,957,556  $            557,297  $          2,152,331  $          2,857,471
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                    COMSTOCK        DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             81,950  $             15,637
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                78,598                26,851
      Administrative charges................                 7,758                 1,955
                                              --------------------  --------------------
        Total expenses......................                86,356                28,806
                                              --------------------  --------------------
           Net investment income (loss).....               (4,406)              (13,169)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               408,902                    --
      Realized gains (losses) on sale of
        investments.........................               250,143               123,701
                                              --------------------  --------------------
           Net realized gains (losses)......               659,045               123,701
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                90,333                34,098
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               749,378               157,799
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            744,972  $            144,630
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                                  EQUITY AND INCOME    GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  ----------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             785,144   $            143,121   $              22,530
                                               ---------------------  ----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                720,160                133,091                  22,760
      Administrative charges.................                 72,682                 12,340                   1,820
                                               ---------------------  ----------------------  ---------------------
         Total expenses......................                792,842                145,431                  24,580
                                               ---------------------  ----------------------  ---------------------
           Net investment income (loss)......                (7,698)                (2,310)                 (2,050)
                                               ---------------------  ----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............              1,517,515                     --                  36,303
      Realized gains (losses) on sale of
         investments.........................              1,441,430                (2,698)                (97,199)
                                               ---------------------  ----------------------  ---------------------
           Net realized gains (losses).......              2,958,945                (2,698)                (60,896)
                                               ---------------------  ----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,852,056               (27,188)                 158,819
                                               ---------------------  ----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              5,811,001               (29,886)                  97,923
                                               ---------------------  ----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           5,803,303   $           (32,196)   $              95,873
                                               =====================  ======================  =====================


                                                   INVESCO V.I.           JANUS ASPEN           JANUS ASPEN
                                                   S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,158  $              2,917  $              6,576
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                42,121               160,929                 3,498
      Administrative charges.................                 3,082                12,668                    12
                                               --------------------  --------------------  --------------------
         Total expenses......................                45,203               173,597                 3,510
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (15,045)             (170,680)                 3,066
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               157,177             1,017,725                    --
      Realized gains (losses) on sale of
         investments.........................               168,104               592,836                43,500
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               325,281             1,610,561                43,500
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (136,521)             (213,763)              (39,056)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               188,760             1,396,798                 4,444
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            173,715  $          1,226,118  $              7,510
                                               ====================  ====================  ====================

                                                                            LMPVET                 LMPVET
                                                    JANUS ASPEN      CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                     OVERSEAS          AGGRESSIVE GROWTH        APPRECIATION
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,388,952  $          2,073,990  $           3,150,994
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               384,051             4,813,028              3,541,732
      Administrative charges.................                 4,544               390,224                346,687
                                               --------------------  --------------------  ---------------------
         Total expenses......................               388,595             5,203,252              3,888,419
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             1,000,357           (3,129,262)              (737,425)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               961,884            16,833,203              5,359,922
      Realized gains (losses) on sale of
         investments.........................           (2,562,956)            14,895,990             12,219,018
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           (1,601,072)            31,729,193             17,578,940
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           (2,110,590)          (31,339,196)              2,307,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (3,711,662)               389,997             19,886,332
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,711,305)  $        (2,739,265)  $          19,148,907
                                               ====================  ====================  =====================

                                                      LMPVET
                                               CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,282,632
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,521,217
      Administrative charges.................               132,964
                                               --------------------
         Total expenses......................             1,654,181
                                               --------------------
           Net investment income (loss)......             (371,549)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             3,402,946
                                               --------------------
           Net realized gains (losses).......             3,402,946
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             7,801,497
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,204,443
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,832,894
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           451,524   $         1,675,234   $           269,750    $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,326,008             1,451,442               491,902                645,775
      Administrative charges...............              104,519               132,246                46,603                 47,284
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,430,527             1,583,688               538,505                693,059
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (979,003)                91,546             (268,755)              (693,059)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,235,513             2,273,388               762,150              1,774,322
      Realized gains (losses) on sale of
        investments........................            2,915,844             1,943,755               935,753              1,224,231
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           10,151,357             4,217,143             1,697,903              2,998,553
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,229,733)             7,747,711               754,862              (704,843)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,921,624            11,964,854             2,452,765              2,293,710
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,942,621   $        12,056,400   $         2,184,010    $         1,600,651
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                                    LMPVET
                                                  QS VARIABLE            LMPVET             QS VARIABLE         LMPVIT WESTERN
                                              CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,048,279  $           286,270  $           607,313  $         1,379,333
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               605,960              254,207              379,225              957,965
      Administrative charges...............                68,914               30,373               44,733               94,689
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               674,874              284,580              423,958            1,052,654
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               373,405                1,690              183,355              326,679
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              764,134              396,626                   --
      Realized gains (losses) on sale of
        investments........................             1,505,502              109,431              627,149          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             1,505,502              873,565            1,023,775          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               700,199              470,828              641,325            2,869,774
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,205,701            1,344,393            1,665,100            1,615,121
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,579,106  $         1,346,083  $         1,848,455  $         1,941,800
                                             ====================  ===================  ===================  ===================

                                                LMPVIT WESTERN          MIST AMERICAN
                                             ASSET VARIABLE GLOBAL     FUNDS BALANCED
                                                HIGH YIELD BOND          ALLOCATION
                                                  SUBACCOUNT             SUBACCOUNT
                                             ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           332,102    $             91,740
                                             ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               92,294                  38,477
      Administrative charges...............                8,285                     334
                                             ---------------------  --------------------
        Total expenses.....................              100,579                  38,811
                                             ---------------------  --------------------
          Net investment income (loss).....              231,523                  52,929
                                             ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                 477,492
      Realized gains (losses) on sale of
        investments........................            (216,758)               (184,398)
                                             ---------------------  --------------------
          Net realized gains (losses)......            (216,758)                 293,094
                                             ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              688,455                 (5,926)
                                             ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              471,697                 287,168
                                             ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           703,220    $            340,097
                                             =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN
                                                FUNDS GROWTH         FUNDS MODERATE      MIST BLACKROCK      MIST CLARION GLOBAL
                                                 ALLOCATION            ALLOCATION          HIGH YIELD            REAL ESTATE
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            45,063  $            52,394  $         5,544,938  $          1,442,009
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,713               23,229            1,128,275               880,634
      Administrative charges...............                  584                  352               64,839                51,883
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               26,297               23,581            1,193,114               932,517
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               18,766               28,813            4,351,824               509,492
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              350,921              177,977                   --                    --
      Realized gains (losses) on sale of
        investments........................             (25,823)             (23,710)          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              325,098              154,267          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,852)             (29,232)            7,257,359             (223,617)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              251,246              125,035            5,420,591             (644,906)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           270,012  $           153,848  $         9,772,415  $          (135,414)
                                             ===================  ===================  ===================  ====================

                                                                       MIST HARRIS
                                              MIST CLEARBRIDGE           OAKMARK           MIST INVESCO          MIST INVESCO
                                              AGGRESSIVE GROWTH       INTERNATIONAL          COMSTOCK            MID CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,226,254  $          1,273,533  $         4,428,057  $            263,745
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,001,031               777,646            2,677,912               660,299
      Administrative charges...............               77,336                53,095              247,070                55,242
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            6,078,367               830,741            2,924,982               715,541
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (2,852,113)               442,792            1,503,075             (451,796)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,568,372           13,490,575             1,848,213
      Realized gains (losses) on sale of
        investments........................            3,694,060           (2,516,804)            6,497,721             (380,943)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            3,694,060             1,051,568           19,988,296             1,467,270
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,754,234             1,714,616            3,303,101             3,924,305
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,448,294             2,766,184           23,291,397             5,391,575
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,596,181  $          3,208,976  $        24,794,472  $          4,939,779
                                             ===================  ====================  ===================  ====================


                                                MIST INVESCO          MIST JPMORGAN
                                              SMALL CAP GROWTH       SMALL CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            190,702
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              203,258               155,642
      Administrative charges...............               11,408                 7,388
                                             -------------------  --------------------
        Total expenses.....................              214,666               163,030
                                             -------------------  --------------------
           Net investment income (loss)....            (214,666)                27,672
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,330,580               685,771
      Realized gains (losses) on sale of
        investments........................            (580,504)               127,738
                                             -------------------  --------------------
           Net realized gains (losses).....            1,750,076               813,509
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (350,031)             1,860,272
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,400,045             2,673,781
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,185,379  $          2,701,453
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS      MIST MET/EATON      MIST MET/WELLINGTON
                                               GLOBAL MARKETS            EQUITY         VANCE FLOATING RATE   LARGE CAP RESEARCH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,513,769  $            415,981  $           134,165  $            862,976
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,627,514               688,893               52,503               534,208
      Administrative charges...............                  905                56,989                4,578                49,638
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,628,419               745,882               57,081               583,846
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              885,350             (329,901)               77,084               279,130
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            4,138,313                    --                   --             2,524,001
      Realized gains (losses) on sale of
        investments........................            3,836,808           (1,105,970)             (73,348)             1,366,673
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,975,121           (1,105,970)             (73,348)             3,890,674
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,101,375)             5,198,875              209,981           (1,821,494)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,873,746             4,092,905              136,633             2,069,180
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,759,096  $          3,763,004  $           213,717  $          2,348,310
                                             ===================  ====================  ===================  ====================

                                                                      MIST METLIFE
                                                 MIST METLIFE          MULTI-INDEX          MIST METLIFE       MIST MFS RESEARCH
                                             ASSET ALLOCATION 100     TARGETED RISK        SMALL CAP VALUE       INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,273,109   $               700  $          1,072,277  $         1,140,775
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              681,696                   522             1,407,545              802,525
      Administrative charges...............                3,557                    --                63,818               64,466
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              685,253                   522             1,471,363              866,991
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              587,856                   178             (399,086)              273,784
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,262,909                    --             2,709,213                   --
      Realized gains (losses) on sale of
        investments........................              534,457                 (112)           (2,165,634)          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            7,797,366                 (112)               543,579          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,254,460)                 1,773            26,380,882            (539,602)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,542,906                 1,661            26,924,461          (1,830,944)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,130,762   $             1,839  $         26,525,375  $       (1,557,160)
                                             ====================  ===================  ====================  ===================

                                                  MIST MORGAN
                                                STANLEY MID CAP     MIST OPPENHEIMER
                                                    GROWTH            GLOBAL EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         3,225,083
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               141,143            3,890,702
      Administrative charges...............                12,079              125,759
                                             --------------------  -------------------
        Total expenses.....................               153,222            4,016,461
                                             --------------------  -------------------
           Net investment income (loss)....             (153,222)            (791,378)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --           14,519,476
      Realized gains (losses) on sale of
        investments........................               403,405            5,405,747
                                             --------------------  -------------------
           Net realized gains (losses).....               403,405           19,925,223
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,164,910)         (23,598,695)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (761,505)          (3,673,472)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (914,727)  $       (4,464,850)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST PIMCO
                                              INFLATION PROTECTED    MIST PIMCO TOTAL       MIST PYRAMIS       MIST SSGA GROWTH
                                                     BOND                 RETURN            MANAGED RISK        AND INCOME ETF
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $         4,896,928  $               179  $         2,496,847
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              764,484             2,946,247                  182            1,332,756
      Administrative charges...............               48,225               208,993                   --                   --
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              812,709             3,155,240                  182            1,332,756
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (812,709)             1,741,688                  (3)            1,164,091
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   60            6,058,525
      Realized gains (losses) on sale of
        investments........................          (1,067,016)              (64,987)                   --              416,992
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,067,016)              (64,987)                   60            6,475,517
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,655,250               398,523                  858          (3,010,974)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,588,234               333,536                  918            3,464,543
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,775,525   $         2,075,224  $               915  $         4,628,634
                                             ====================  ===================  ===================  ===================


                                              MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                     ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,932,060  $        10,201,346  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,706,299            5,158,587               23,686               15,037
      Administrative charges...............                   --              406,307                2,021                1,045
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,706,299            5,564,894               25,707               16,082
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,225,761            4,636,452             (25,707)             (16,082)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            8,796,179           41,610,469              199,405              120,519
      Realized gains (losses) on sale of
        investments........................              363,396            3,357,530               36,403               14,236
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,159,575           44,967,999              235,808              134,755
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,023,203)          (1,729,389)            (182,386)            (162,328)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,136,372           43,238,610               53,422             (27,573)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,362,133  $        47,875,062  $            27,715  $          (43,655)
                                             ===================  ===================  ===================  ===================

                                                MSF BARCLAYS
                                               AGGREGATE BOND    MSF BLACKROCK BOND
                                                    INDEX              INCOME
                                                 SUBACCOUNT          SUBACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,841,772  $        4,452,758
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             787,478           2,028,870
      Administrative charges...............                  16             138,562
                                             ------------------  ------------------
        Total expenses.....................             787,494           2,167,432
                                             ------------------  ------------------
          Net investment income (loss).....           1,054,278           2,285,326
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                  --                  --
      Realized gains (losses) on sale of
        investments........................             233,281             536,025
                                             ------------------  ------------------
          Net realized gains (losses)......             233,281             536,025
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           (406,120)           (470,344)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (172,839)              65,681
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          881,439  $        2,351,007
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                            MSF BLACKROCK
                                                 MSF BLACKROCK         MSF BLACKROCK         ULTRA-SHORT          MSF FRONTIER
                                             CAPITAL APPRECIATION     LARGE CAP VALUE         TERM BOND          MID CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           142,918  $            118,630  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,164,056              156,939             3,172,550              973,468
      Administrative charges...............               170,089               12,175               245,307               89,470
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,334,145              169,114             3,417,857            1,062,938
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (2,334,145)             (26,196)           (3,299,227)          (1,062,938)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            15,245,924              778,617                 4,642            8,708,447
      Realized gains (losses) on sale of
        investments........................             7,894,951            (498,794)                48,030            1,444,913
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            23,140,875              279,823                52,672           10,153,360
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (23,625,455)            1,260,670               500,725          (6,486,884)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (484,580)            1,540,493               553,397            3,666,476
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,818,725)  $         1,514,297  $        (2,745,830)  $         2,603,538
                                             ====================  ===================  ====================  ===================

                                                                                                                      MSF
                                                                                                                MET/DIMENSIONAL
                                                 MSF JENNISON       MSF LOOMIS SAYLES      MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                    GROWTH           SMALL CAP CORE         MID CAP VALUE           COMPANY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           881,091  $                364  $            14,175  $             23,550
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,341,664                11,299               25,869                16,779
      Administrative charges...............               74,378                   883                2,435                 1,344
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,416,042                12,182               28,304                18,123
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (3,534,951)              (11,818)             (14,129)                 5,427
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           44,284,430                50,385              186,203                77,192
      Realized gains (losses) on sale of
        investments........................            2,433,658              (11,367)               42,430             (188,641)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           46,718,088                39,018              228,633             (111,449)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,467,290)                64,978               92,465               112,177
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,749,202)               103,996              321,098                   728
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,284,153)  $             92,178  $           306,969  $              6,155
                                             ===================  ====================  ===================  ====================


                                                                   MSF MET/WELLINGTON
                                              MSF MET/WELLINGTON       CORE EQUITY
                                                   BALANCED           OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,472,097  $          1,856,304
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,953,033             1,706,516
      Administrative charges...............               13,625               134,686
                                             -------------------  --------------------
        Total expenses.....................            2,966,658             1,841,202
                                             -------------------  --------------------
           Net investment income (loss)....            3,505,439                15,102
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           10,914,824             5,504,416
      Realized gains (losses) on sale of
        investments........................            4,337,418           (1,710,958)
                                             -------------------  --------------------
           Net realized gains (losses).....           15,252,242             3,793,458
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,961,390)             1,354,198
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,290,852             5,147,656
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,796,291  $          5,162,758
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           707,879   $          2,535,392  $        14,429,172   $        16,623,435
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              322,074                943,072            6,413,914             8,884,336
      Administrative charges...............               16,807                 29,307              187,504               363,764
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................              338,881                972,379            6,601,418             9,248,100
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              368,998              1,563,013            7,827,754             7,375,335
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              733,512              4,667,020           41,624,002            67,292,944
      Realized gains (losses) on sale of
        investments........................            (220,437)              (110,189)            (561,726)               180,165
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              513,075              4,556,831           41,062,276            67,473,109
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (218,711)            (2,950,638)         (24,270,212)          (40,103,390)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              294,364              1,606,193           16,792,064            27,369,719
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           663,362   $          3,169,206  $        24,619,818   $        34,745,054
                                             ====================  ====================  ====================  ===================

                                               MSF METLIFE MID      MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX            INDEX                RETURN           MSF MFS VALUE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           204,405  $         15,939,766  $         9,781,993  $         2,806,765
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              197,612             9,866,218            4,923,313            1,827,828
      Administrative charges...............                   --               122,941              350,166              117,897
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              197,612             9,989,159            5,273,479            1,945,725
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                6,793             5,950,607            4,508,514              861,040
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,243,659            35,273,706           15,117,956           11,371,228
      Realized gains (losses) on sale of
        investments........................              245,791            25,743,678            8,478,682              336,787
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,489,450            61,017,384           23,596,638           11,708,015
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,349,924            11,351,356          (2,527,085)            2,304,669
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,839,374            72,368,740           21,069,553           14,012,684
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,167  $         78,319,347  $        25,578,067  $        14,873,724
                                             ===================  ====================  ===================  ===================

                                                   MSF MSCI            MSF NEUBERGER
                                                  EAFE INDEX          BERMAN GENESIS
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,243,721  $           249,725
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               550,737              774,214
      Administrative charges...............                 1,274               37,135
                                             --------------------  -------------------
        Total expenses.....................               552,011              811,349
                                             --------------------  -------------------
           Net investment income (loss)....               691,710            (561,624)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................           (1,605,838)            2,172,141
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,605,838)            2,172,141
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               932,437            7,579,184
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (673,401)            9,751,325
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             18,309  $         9,189,701
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                  MSF WESTERN ASSET
                                                MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                                      INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,374,487  $              1,451  $             35,083  $          2,775,806
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,189,095               775,730             1,324,387             1,957,457
      Administrative charges................                 3,907                60,205                37,279               166,954
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,193,002               835,935             1,361,666             2,124,411
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               181,485             (834,484)           (1,326,583)               651,395
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             5,787,880             6,665,185            14,083,341                    --
      Realized gains (losses) on sale of
        investments.........................             2,408,975               534,131             2,590,798               440,473
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,196,855             7,199,316            16,674,139               440,473
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,191,577           (6,641,279)           (5,240,914)             6,086,821
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            18,388,432               558,037            11,433,225             6,527,294
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         18,569,917  $          (276,447)  $         10,106,642  $          7,178,689
                                              ====================  ====================  ====================  ====================

                                                MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                                   MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                 U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,085,976  $             91,995  $            256,902  $           318,577
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               987,617               313,965               144,409              436,651
      Administrative charges................                64,846                28,792                11,930               11,640
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,052,463               342,757               156,339              448,291
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,033,513             (250,762)               100,563            (129,714)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             1,229,407             1,489,228            2,129,957
      Realized gains (losses) on sale of
        investments.........................                30,051             (307,912)              (54,711)              372,039
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                30,051               921,495             1,434,517            2,501,996
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,013,053)             1,831,176           (1,221,435)            (732,681)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (983,002)             2,752,671               213,082            1,769,315
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             50,511  $          2,501,909  $            313,645  $         1,639,601
                                              ====================  ====================  ====================  ====================



                                                   UIF GROWTH
                                                   SUBACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $                --
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               97,061
      Administrative charges................                9,068
                                              -------------------
        Total expenses......................              106,129
                                              -------------------
           Net investment income (loss).....            (106,129)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              983,392
      Realized gains (losses) on sale of
        investments.........................              257,616
                                              -------------------
           Net realized gains (losses)......            1,241,008
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................          (1,342,478)
                                              -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (101,470)
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (207,599)
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        AB GLOBAL THEMATIC GROWTH           ALGER CAPITAL APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (6,875)  $        (9,890)  $       (49,527)  $       (60,126)
   Net realized gains (losses)....            13,664           135,908            69,555           572,104
   Change in unrealized gains
     (losses) on investments......          (16,584)          (96,118)          (81,229)         (379,406)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (9,795)            29,900          (61,201)           132,572
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --            22,393           102,197
   Net transfers (including fixed
     account).....................            12,850         (344,730)         (152,392)         (139,492)
   Contract charges...............             (189)             (198)             (567)             (678)
   Transfers for contract benefits
     and terminations.............          (44,750)          (79,683)         (399,674)         (479,076)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (32,089)         (424,611)         (530,240)         (517,049)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (41,884)         (394,711)         (591,441)         (384,477)
NET ASSETS:
   Beginning of year..............           437,107           831,818         2,984,795         3,369,272
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        395,223  $        437,107  $      2,393,354  $      2,984,795
                                    ================  ================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                          2016                2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             587  $         (2,247)  $      (774,162)  $      (834,547)
   Net realized gains (losses)....             38,256            152,650        11,195,063        17,535,529
   Change in unrealized gains
     (losses) on investments......             32,331          (210,580)      (11,775,058)      (10,317,902)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             71,174           (60,177)       (1,354,157)         6,383,080
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             32,769             26,731           447,176           748,732
   Net transfers (including fixed
     account).....................          1,086,356            381,695       (3,847,929)       (1,511,896)
   Contract charges...............            (2,269)            (2,339)          (16,804)          (19,502)
   Transfers for contract benefits
     and terminations.............        (1,340,007)        (2,087,629)      (12,967,239)      (17,515,845)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (223,151)        (1,681,542)      (16,384,796)      (18,298,511)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (151,977)        (1,741,719)      (17,738,953)      (11,915,431)
NET ASSETS:
   Beginning of year..............          5,024,441          6,766,160       112,218,439       124,133,870
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $       4,872,464  $       5,024,441  $     94,479,486  $    112,218,439
                                    =================  =================  ================  ================

                                           AMERICAN FUNDS GLOBAL
                                           SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,838)  $       (42,493)  $    (2,256,033)  $     (3,046,192)
   Net realized gains (losses)....           389,077           433,344        25,060,587         66,723,476
   Change in unrealized gains
     (losses) on investments......         (368,768)         (390,180)       (6,491,721)       (50,325,736)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (5,529)               671        16,312,833         13,351,548
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,540             7,274           974,927          1,760,413
   Net transfers (including fixed
     account).....................         (204,149)         (134,057)       (4,169,845)        (8,851,340)
   Contract charges...............             (818)             (987)          (38,673)           (43,239)
   Transfers for contract benefits
     and terminations.............         (227,682)         (493,767)      (29,570,106)       (35,672,902)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (423,109)         (621,537)      (32,803,697)       (42,807,068)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         (428,638)         (620,866)      (16,490,864)       (29,455,520)
NET ASSETS:
   Beginning of year..............         2,173,442         2,794,308       244,016,695        273,472,215
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $      1,744,804  $      2,173,442  $    227,525,831  $     244,016,695
                                    ================  ================  ================  =================


                                      AMERICAN FUNDS GROWTH-INCOME
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (723,648)  $    (1,240,897)
   Net realized gains (losses)....        26,114,432        44,114,111
   Change in unrealized gains
     (losses) on investments......       (7,878,308)      (43,104,779)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,512,476         (231,565)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           578,798         1,101,499
   Net transfers (including fixed
     account).....................       (3,955,067)       (3,888,131)
   Contract charges...............          (33,208)          (37,145)
   Transfers for contract benefits
     and terminations.............      (26,166,911)      (34,275,236)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (29,576,388)      (37,099,013)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,063,912)      (37,330,578)
NET ASSETS:
   Beginning of year..............       205,249,115       242,579,693
                                    ----------------  ----------------
   End of year....................  $    193,185,203  $    205,249,115
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 DEUTSCHE II GOVERNMENT &
                                          DELAWARE VIP SMALL CAP VALUE               AGENCY SECURITIES
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016               2015              2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          32,685  $           7,458  $          18,665  $          11,936
   Net realized gains (losses)......          1,020,712          1,547,707           (28,583)           (32,062)
   Change in unrealized gains
     (losses) on investments........          1,640,505        (2,270,815)           (16,337)           (40,206)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,693,902          (715,650)           (26,255)           (60,332)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            151,565            136,644                 60                180
   Net transfers (including fixed
     account).......................          (130,234)          (436,617)             81,586            134,782
   Contract charges.................               (20)               (20)              (493)              (506)
   Transfers for contract benefits
     and terminations...............          (828,440)        (1,484,756)          (277,276)          (404,274)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (807,129)        (1,784,749)          (196,123)          (269,818)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,886,773        (2,500,399)          (222,378)          (330,150)
NET ASSETS:
   Beginning of year................          9,400,488         11,900,887          2,487,768          2,817,918
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      11,287,261  $       9,400,488  $       2,265,390  $       2,487,768
                                      =================  =================  =================  =================

                                                                                DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                    GROWTH
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016               2015                2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (72,350)  $       (104,699)  $         (4,997)  $         (7,686)
   Net realized gains (losses)......            489,430            793,959             49,954            172,934
   Change in unrealized gains
     (losses) on investments........            135,984          (839,120)            (7,556)          (195,321)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            553,064          (149,860)             37,401           (30,073)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             22,063             16,077                 --                 --
   Net transfers (including fixed
     account).......................           (58,930)          (477,055)              7,965              1,549
   Contract charges.................            (1,082)            (1,250)               (21)              (153)
   Transfers for contract benefits
     and terminations...............          (788,966)        (1,182,636)            (9,824)          (258,356)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (826,915)        (1,644,864)            (1,880)          (256,960)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (273,851)        (1,794,724)             35,521          (287,033)
NET ASSETS:
   Beginning of year................          4,507,291          6,302,015            467,910            754,943
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       4,233,440  $       4,507,291  $         503,431  $         467,910
                                      =================  =================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                             FIDELITY VIP CONTRAFUND                   APPRECIATION
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016              2015               2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,617,180)  $     (1,480,416)  $        (13,312)  $        (18,802)
   Net realized gains (losses)......         20,207,111         28,609,290            117,378            308,268
   Change in unrealized gains
     (losses) on investments........        (6,717,554)       (28,979,360)           (84,225)          (291,917)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         11,872,377        (1,850,486)             19,841            (2,451)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,152,152          4,993,524             10,142            275,291
   Net transfers (including fixed
     account).......................        (6,081,375)        (3,368,119)           (79,970)          (154,565)
   Contract charges.................           (71,287)           (77,251)              (195)              (211)
   Transfers for contract benefits
     and terminations...............       (22,009,644)       (27,572,533)          (163,471)          (315,660)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (24,010,154)       (26,024,379)          (233,494)          (195,145)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (12,137,777)       (27,874,865)          (213,653)          (197,596)
NET ASSETS:
   Beginning of year................        213,090,938        240,965,803          2,014,900          2,212,496
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     200,953,161  $     213,090,938  $       1,801,247  $       2,014,900
                                      =================  =================  =================  =================


                                          FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2016               2015
                                      -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       2,236,226  $      4,386,215
   Net realized gains (losses)......         13,750,416        24,338,051
   Change in unrealized gains
     (losses) on investments........         18,349,428      (41,055,283)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         34,336,070      (12,331,017)
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,420,806         3,338,924
   Net transfers (including fixed
     account).......................        (4,877,175)       (5,070,482)
   Contract charges.................          (133,912)         (139,530)
   Transfers for contract benefits
     and terminations...............       (19,679,138)      (22,645,035)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (21,269,419)      (24,516,123)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............         13,066,651      (36,847,140)
NET ASSETS:
   Beginning of year................        220,784,877       257,632,017
                                      -----------------  ----------------
   End of year......................  $     233,851,528  $    220,784,877
                                      =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            FIDELITY VIP FREEDOM 2020            FIDELITY VIP FREEDOM 2025
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016             2015 (a)            2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           2,831  $             891  $           2,083  $           2,698
   Net realized gains (losses)......              4,771                263              5,286                679
   Change in unrealized gains
     (losses) on investments........              5,657            (1,734)              5,096            (5,947)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             13,259              (580)             12,465            (2,570)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             31,858              2,552             64,251            121,251
   Net transfers (including fixed
     account).......................            317,874             67,817            151,990             63,785
   Contract charges.................              (368)               (72)              (952)              (179)
   Transfers for contract benefits
     and terminations...............            (6,481)                (4)           (74,756)                (4)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            342,883             70,293            140,533            184,853
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            356,142             69,713            152,998            182,283
NET ASSETS:
   Beginning of year................             69,713                 --            182,283                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         425,855  $          69,713  $         335,281  $         182,283
                                      =================  =================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016             2015 (a)              2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           3,960  $           6,286  $             263  $             122
   Net realized gains (losses)......             17,548              1,866              1,282                 59
   Change in unrealized gains
     (losses) on investments........              8,465           (12,604)              2,218              (211)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,973            (4,452)              3,763               (30)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             51,862             20,857             63,305             10,208
   Net transfers (including fixed
     account).......................             50,533            412,870              2,275               (42)
   Contract charges.................               (12)                 --              (126)                (7)
   Transfers for contract benefits
     and terminations...............              (211)               (80)           (17,193)                (1)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            102,172            433,647             48,261             10,158
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            132,145            429,195             52,024             10,128
NET ASSETS:
   Beginning of year................            429,195                 --             10,128                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         561,340  $         429,195  $          62,152  $          10,128
                                      =================  =================  =================  =================

                                            FIDELITY VIP FREEDOM 2050          FIDELITY VIP FUNDSMANAGER 60%
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016            2015 (a)             2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             368  $              64  $     (4,142,473)  $       (537,918)
   Net realized gains (losses)......                 60                 47         18,823,599          9,139,660
   Change in unrealized gains
     (losses) on investments........                594              (142)          4,233,070       (22,750,620)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,022               (31)         18,914,196       (14,148,878)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             28,869              5,320         54,407,292        506,225,069
   Net transfers (including fixed
     account).......................             15,509              (284)            589,491          2,069,423
   Contract charges.................               (23)                (7)                 --                 --
   Transfers for contract benefits
     and terminations...............            (2,571)                (1)       (17,726,786)        (4,086,372)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................             41,784              5,028         37,269,997        504,208,120
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             42,806              4,997         56,184,193        490,059,242
NET ASSETS:
   Beginning of year................              4,997                 --        537,008,428         46,949,186
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $          47,803  $           4,997  $     593,192,621  $     537,008,428
                                      =================  =================  =================  =================

                                           FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2016               2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         766,024  $       1,054,930
   Net realized gains (losses)......          (314,092)          (241,967)
   Change in unrealized gains
     (losses) on investments........          1,912,243        (1,713,869)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,364,175          (900,906)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            227,896            243,023
   Net transfers (including fixed
     account).......................          (217,142)          (234,477)
   Contract charges.................           (12,996)           (13,570)
   Transfers for contract benefits
     and terminations...............        (1,523,130)        (2,364,647)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,525,372)        (2,369,671)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............            838,803        (3,270,577)
NET ASSETS:
   Beginning of year................         18,631,012         21,901,589
                                      -----------------  -----------------
   End of year......................  $      19,469,815  $      18,631,012
                                      =================  =================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            FIDELITY VIP MID CAP              FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2016                2015               2016              2015
                                    -----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (2,481,193)  $     (3,080,436)   $        649,769  $        708,337
   Net realized gains (losses)....         16,182,735         38,510,111           (88,627)           269,862
   Change in unrealized gains
     (losses) on investments......          9,899,299       (42,318,036)          1,713,083       (3,116,578)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         23,600,841        (6,888,361)          2,274,225       (2,138,379)
                                    -----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,166,021          7,358,339              8,102            18,094
   Net transfers (including fixed
     account).....................        (5,707,434)        (6,813,886)          (716,576)         (197,452)
   Contract charges...............           (76,763)           (83,792)            (4,459)           (4,990)
   Transfers for contract benefits
     and terminations.............       (24,692,143)       (31,692,582)        (3,108,010)       (4,492,841)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (24,310,319)       (31,231,921)        (3,820,943)       (4,677,189)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (709,478)       (38,120,282)        (1,546,718)       (6,815,568)
NET ASSETS:
   Beginning of year..............        246,200,236        284,320,518         21,261,003        28,076,571
                                    -----------------  -----------------   ----------------  ----------------
   End of year....................  $     245,490,758  $     246,200,236   $     19,714,285  $     21,261,003
                                    =================  =================   ================  ================

                                             FTVIPT FRANKLIN                 FTVIPT FRANKLIN RISING
                                            MUTUAL SHARES VIP                     DIVIDENDS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         47,974  $        250,950  $       (76,320)  $       (89,487)
   Net realized gains (losses)....         1,547,973         2,189,084         2,504,309         3,166,454
   Change in unrealized gains
     (losses) on investments......           313,182       (3,561,412)         (470,433)       (4,001,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,909,129       (1,121,378)         1,957,556         (924,051)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            13,174            47,146           136,318            61,549
   Net transfers (including fixed
     account).....................         (716,816)            60,764         (606,606)       (1,442,358)
   Contract charges...............           (6,703)           (7,596)           (4,734)           (5,285)
   Transfers for contract benefits
     and terminations.............       (2,439,539)       (3,853,404)       (2,431,684)       (2,912,812)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,149,884)       (3,753,090)       (2,906,706)       (4,298,906)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,240,755)       (4,874,468)         (949,150)       (5,222,957)
NET ASSETS:
   Beginning of year..............        16,047,671        20,922,139        15,073,297        20,296,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,806,916  $     16,047,671  $     14,124,147  $     15,073,297
                                    ================  ================  ================  ================

                                        FTVIPT FRANKLIN SMALL-MID          FTVIPT TEMPLETON DEVELOPING
                                             CAP GROWTH VIP                        MARKETS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (422,868)  $      (528,877)  $       (52,666)  $        142,690
   Net realized gains (losses)....         2,019,116         7,536,394       (1,044,768)         1,518,314
   Change in unrealized gains
     (losses) on investments......       (1,038,951)       (8,019,904)         3,249,765       (5,316,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           557,297       (1,012,387)         2,152,331       (3,655,935)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           206,530           325,931           730,271           868,217
   Net transfers (including fixed
     account).....................         (387,266)         (836,350)         (625,612)       (1,021,780)
   Contract charges...............           (7,884)           (9,087)           (7,749)           (8,304)
   Transfers for contract benefits
     and terminations.............       (2,911,027)       (4,446,423)       (1,417,336)       (1,607,424)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,099,647)       (4,965,929)       (1,320,426)       (1,769,291)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,542,350)       (5,978,316)           831,905       (5,425,226)
NET ASSETS:
   Beginning of year..............        26,005,031        31,983,347        13,806,146        19,231,372
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     23,462,681  $     26,005,031  $     14,638,051  $     13,806,146
                                    ================  ================  ================  ================


                                      FTVIPT TEMPLETON FOREIGN VIP
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        104,190  $      1,002,218
   Net realized gains (losses)....            44,825         2,982,112
   Change in unrealized gains
     (losses) on investments......         2,708,456       (8,984,957)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,857,471       (5,000,627)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           662,355           825,372
   Net transfers (including fixed
     account).....................             8,619         (217,127)
   Contract charges...............          (12,468)          (14,303)
   Transfers for contract benefits
     and terminations.............       (6,797,379)       (9,016,088)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,138,873)       (8,422,146)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,281,402)      (13,422,773)
NET ASSETS:
   Beginning of year..............        58,736,117        72,158,890
                                    ----------------  ----------------
   End of year....................  $     55,454,715  $     58,736,117
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                 SUBACCOUNT                            SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (4,406)  $           15,458  $        (13,169)  $          (9,982)
   Net realized gains (losses)....            659,045             321,023            123,701              94,784
   Change in unrealized gains
      (losses) on investments.....             90,333           (820,022)             34,098            (84,851)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            744,972           (483,541)            144,630                (49)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --                  --                 --                  --
   Net transfers (including fixed
      account)....................          (364,888)           (124,509)             61,697              18,927
   Contract charges...............              (675)               (786)               (99)                (84)
   Transfers for contract benefits
      and terminations............          (507,628)           (758,138)          (237,705)           (139,238)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (873,191)           (883,433)          (176,107)           (120,395)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (128,219)         (1,366,974)           (31,477)           (120,444)
NET ASSETS:
   Beginning of year..............          5,511,939           6,878,913          1,284,340           1,404,784
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       5,383,720  $        5,511,939  $       1,252,863  $        1,284,340
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GOVERNMENT SECURITIES
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (7,698)  $          336,322  $         (2,310)  $           20,057
   Net realized gains (losses)....          2,958,945           8,524,464            (2,698)             (8,023)
   Change in unrealized gains
      (losses) on investments.....          2,852,056        (11,272,265)           (27,188)           (158,830)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          5,803,303         (2,411,479)           (32,196)           (146,796)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            118,778             362,098              3,750                  --
   Net transfers (including fixed
      account)....................        (1,095,723)              65,063             56,467           (180,666)
   Contract charges...............           (19,392)            (21,642)            (1,376)             (1,532)
   Transfers for contract benefits
      and terminations............        (7,146,777)        (11,549,113)        (1,391,547)         (1,481,453)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (8,143,114)        (11,143,594)        (1,332,706)         (1,663,651)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............        (2,339,811)        (13,555,073)        (1,364,902)         (1,810,447)
NET ASSETS:
   Beginning of year..............         52,124,645          65,679,718          8,782,732          10,593,179
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $      49,784,834  $       52,124,645  $       7,417,830  $        8,782,732
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. MANAGED VOLATILITY          INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (2,050)  $          (9,969)  $        (15,045)  $         (15,489)
   Net realized gains (losses)....           (60,896)             537,459            325,281             335,595
   Change in unrealized gains
      (losses) on investments.....            158,819           (584,124)          (136,521)           (342,011)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             95,873            (56,634)            173,715            (21,905)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --               6,793              2,415              31,646
   Net transfers (including fixed
      account)....................             19,622             130,209            (1,034)             125,850
   Contract charges...............              (453)               (557)              (291)               (360)
   Transfers for contract benefits
      and terminations............          (231,877)           (362,562)          (463,922)           (316,733)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (212,708)           (226,117)          (462,832)           (159,597)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (116,835)           (282,751)          (289,117)           (181,502)
NET ASSETS:
   Beginning of year..............          1,350,241           1,632,992          2,194,793           2,376,295
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       1,233,406  $        1,350,241  $       1,905,676  $        2,194,793
                                    =================  ==================  =================  ==================

                                           JANUS ASPEN ENTERPRISE
                                                 SUBACCOUNT
                                    -------------------------------------
                                          2016                2015
                                    -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $       (170,680)  $        (123,404)
   Net realized gains (losses)....          1,610,561           2,507,493
   Change in unrealized gains
      (losses) on investments.....          (213,763)         (2,039,530)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,226,118             344,559
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            258,654             217,405
   Net transfers (including fixed
      account)....................             32,434           (320,879)
   Contract charges...............            (1,703)             (1,801)
   Transfers for contract benefits
      and terminations............        (1,512,489)         (1,586,693)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (1,223,104)         (1,691,968)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............              3,014         (1,347,409)
NET ASSETS:
   Beginning of year..............         12,285,705          13,633,114
                                    -----------------  ------------------
   End of year....................  $      12,288,719  $       12,285,705
                                    =================  ==================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       JANUS ASPEN GLOBAL RESEARCH            JANUS ASPEN OVERSEAS
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          3,066  $            150  $      1,000,357  $      (312,663)
   Net realized gains (losses)....            43,500            58,484       (1,601,072)         (351,373)
   Change in unrealized gains
     (losses) on investments......          (39,056)          (79,664)       (2,110,590)       (3,136,630)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             7,510          (21,030)       (2,711,305)       (3,800,666)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,983            11,934         1,571,214         1,727,418
   Net transfers (including fixed
     account).....................             8,033          (69,443)       (1,661,271)       (1,387,460)
   Contract charges...............                --                --          (16,412)          (20,896)
   Transfers for contract benefits
     and terminations.............         (154,576)          (82,466)       (2,361,206)       (3,837,225)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (135,560)         (139,975)       (2,467,675)       (3,518,163)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (128,050)         (161,005)       (5,178,980)       (7,318,829)
NET ASSETS:
   Beginning of year..............           803,814           964,819        33,941,265        41,260,094
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        675,764  $        803,814  $     28,762,285  $     33,941,265
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     APPRECIATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,129,262)  $    (5,105,515)  $      (737,425)  $    (1,213,498)
   Net realized gains (losses)....        31,729,193        74,177,005        17,578,940        22,935,686
   Change in unrealized gains
     (losses) on investments......      (31,339,196)      (80,504,515)         2,307,392      (21,629,746)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,739,265)      (11,433,025)        19,148,907            92,442
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,524,691         2,743,545           952,911         1,412,639
   Net transfers (including fixed
     account).....................       (2,014,873)       (8,738,495)       (3,348,431)       (5,615,222)
   Contract charges...............         (168,878)         (191,395)         (138,920)         (149,443)
   Transfers for contract benefits
     and terminations.............      (37,305,304)      (53,751,725)      (30,510,890)      (38,152,929)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,964,364)      (59,938,070)      (33,045,330)      (42,504,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,703,629)      (71,371,095)      (13,896,423)      (42,412,513)
NET ASSETS:
   Beginning of year..............       368,227,608       439,598,703       259,099,416       301,511,929
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    328,523,979  $    368,227,608  $    245,202,993  $    259,099,416
                                    ================  ================  ================  ================

                                         LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY                   LARGE CAP GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (371,549)  $       (230,612)  $      (979,003)  $    (1,123,146)
   Net realized gains (losses)....          3,402,946          4,508,781        10,151,357        16,769,415
   Change in unrealized gains
     (losses) on investments......          7,801,497       (10,810,413)       (4,229,733)       (7,951,222)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         10,832,894        (6,532,244)         4,942,621         7,695,047
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            122,668            173,543           664,303           684,747
   Net transfers (including fixed
     account).....................          (123,865)          (678,730)       (1,163,190)       (2,668,291)
   Contract charges...............           (32,619)           (35,376)          (25,617)          (27,382)
   Transfers for contract benefits
     and terminations.............       (11,728,940)       (16,087,004)      (10,212,887)      (12,721,146)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (11,762,756)       (16,627,567)      (10,737,391)      (14,732,072)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (929,862)       (23,159,811)       (5,794,770)       (7,037,025)
NET ASSETS:
   Beginning of year..............         91,048,394        114,208,205        94,894,567       101,931,592
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      90,118,532  $      91,048,394  $     89,099,797  $     94,894,567
                                    =================  =================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         91,546  $       (31,145)
   Net realized gains (losses)....         4,217,143         8,285,880
   Change in unrealized gains
     (losses) on investments......         7,747,711      (13,487,092)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,056,400       (5,232,357)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           453,867           212,890
   Net transfers (including fixed
     account).....................         (933,453)       (1,270,398)
   Contract charges...............          (47,799)          (51,658)
   Transfers for contract benefits
     and terminations.............      (11,476,323)      (16,177,132)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,003,708)      (17,286,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            52,692      (22,518,655)
NET ASSETS:
   Beginning of year..............       114,052,269       136,570,924
                                    ----------------  ----------------
   End of year....................  $    114,104,961  $    114,052,269
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                                 MID CAP                         SMALL CAP GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (268,755)  $      (613,720)  $      (693,059)  $      (859,708)
   Net realized gains (losses)....         1,697,903         4,051,386         2,998,553         4,008,511
   Change in unrealized gains
     (losses) on investments......           754,862       (3,086,201)         (704,843)       (6,390,593)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,184,010           351,465         1,600,651       (3,241,790)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            41,711            42,652           402,680           504,371
   Net transfers (including fixed
     account).....................            30,070         (662,093)       (1,034,694)       (1,022,803)
   Contract charges...............          (10,221)          (11,418)          (14,785)          (16,352)
   Transfers for contract benefits
     and terminations.............       (3,541,140)       (5,042,698)       (5,191,448)       (8,300,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,479,580)       (5,673,557)       (5,838,247)       (8,835,070)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,295,570)       (5,322,092)       (4,237,596)      (12,076,860)
NET ASSETS:
   Beginning of year..............        33,367,358        38,689,450        48,622,214        60,699,074
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     32,071,788  $     33,367,358  $     44,384,618  $     48,622,214
                                    ================  ================  ================  ================

                                            LMPVET QS VARIABLE
                                            CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        373,405  $        229,613  $          1,690  $       (20,425)
   Net realized gains (losses)....         1,505,502         2,060,205           873,565         2,975,222
   Change in unrealized gains
     (losses) on investments......           700,199       (3,578,920)           470,828       (3,725,458)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,579,106       (1,289,102)         1,346,083         (770,661)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           119,836            76,280            65,741            79,870
   Net transfers (including fixed
     account).....................         (942,073)         (258,373)         (275,082)         (311,434)
   Contract charges...............          (26,329)          (29,425)          (20,649)          (22,416)
   Transfers for contract benefits
     and terminations.............       (6,385,071)       (8,757,020)       (1,931,146)       (2,121,628)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,233,637)       (8,968,538)       (2,161,136)       (2,375,608)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,654,531)      (10,257,640)         (815,053)       (3,146,269)
NET ASSETS:
   Beginning of year..............        48,860,860        59,118,500        21,126,287        24,272,556
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,206,329  $     48,860,860  $     20,311,234  $     21,126,287
                                    ================  ================  ================  ================

                                                 LMPVET QS
                                         VARIABLE MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        183,355  $         79,676  $        326,679  $      (148,494)
   Net realized gains (losses)....         1,023,775         1,249,406       (1,254,653)       (2,068,486)
   Change in unrealized gains
     (losses) on investments......           641,325       (2,343,956)         2,869,774         2,047,470
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,848,455       (1,014,874)         1,941,800         (169,510)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            69,119           115,147           143,116           100,024
   Net transfers (including fixed
     account).....................         (105,196)         (421,924)           100,943         (610,917)
   Contract charges...............          (25,949)          (28,418)          (20,301)          (22,498)
   Transfers for contract benefits
     and terminations.............       (2,683,965)       (4,886,784)       (8,312,837)      (11,684,548)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,745,991)       (5,221,979)       (8,089,079)      (12,217,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (897,536)       (6,236,853)       (6,147,279)      (12,387,449)
NET ASSETS:
   Beginning of year..............        30,991,123        37,227,976        66,305,234        78,692,683
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     30,093,587  $     30,991,123  $     60,157,955  $     66,305,234
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        231,523  $       261,219
   Net realized gains (losses)....         (216,758)        (136,878)
   Change in unrealized gains
     (losses) on investments......           688,455        (600,622)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           703,220        (476,281)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            1,410
   Net transfers (including fixed
     account).....................         (209,241)         (80,390)
   Contract charges...............             (612)            (793)
   Transfers for contract benefits
     and terminations.............         (859,691)      (1,232,932)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,069,544)      (1,312,705)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (366,324)      (1,788,986)
NET ASSETS:
   Beginning of year..............         5,805,010        7,593,996
                                    ----------------  ---------------
   End of year....................  $      5,438,686  $     5,805,010
                                    ================  ===============

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         52,929  $         25,125  $          18,766  $          22,090
   Net realized gains (losses).....           293,094           269,885            325,098            249,431
   Change in unrealized gains
     (losses) on investments.......           (5,926)         (353,258)           (73,852)          (328,674)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           340,097          (58,248)            270,012           (57,153)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           405,038           753,496            413,223            562,912
   Net transfers (including fixed
     account)......................           608,482            98,899            (5,154)          (233,543)
   Contract charges................              (26)              (30)               (28)              (184)
   Transfers for contract benefits
     and terminations..............         (788,300)         (325,871)          (426,670)          (441,098)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           225,194           526,494           (18,629)          (111,913)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           565,291           468,246            251,383          (169,066)
NET ASSETS:
   Beginning of year...............         4,828,342         4,360,096          3,549,784          3,718,850
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,393,633  $      4,828,342  $       3,801,167  $       3,549,784
                                     ================  ================  =================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         28,813  $         20,099  $      4,351,824  $       6,205,064
   Net realized gains (losses).....           154,267           132,391       (1,836,768)            (8,605)
   Change in unrealized gains
     (losses) on investments.......          (29,232)         (201,631)         7,257,359       (10,584,605)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           153,848          (49,141)         9,772,415        (4,388,146)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           301,249           495,943         1,729,246          1,821,386
   Net transfers (including fixed
     account)......................          (22,416)         (207,480)       (1,853,425)        (4,016,353)
   Contract charges................             (166)             (240)          (30,499)           (33,211)
   Transfers for contract benefits
     and terminations..............         (537,384)         (112,395)       (9,716,679)       (15,379,033)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (258,717)           175,828       (9,871,357)       (17,607,211)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (104,869)           126,687          (98,942)       (21,995,357)
NET ASSETS:
   Beginning of year...............         2,991,070         2,864,383        82,643,530        104,638,887
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $      2,886,201  $      2,991,070  $     82,544,588  $      82,643,530
                                     ================  ================  ================  =================

                                                                              MIST CLEARBRIDGE AGGRESSIVE
                                       MIST CLARION GLOBAL REAL ESTATE                  GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $        509,492  $      1,800,965  $    (2,852,113)  $    (4,931,207)
   Net realized gains (losses).....          (421,289)         (160,564)         3,694,060         9,606,916
   Change in unrealized gains
     (losses) on investments.......          (223,617)       (3,522,861)         5,754,234      (31,968,776)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (135,414)       (1,882,460)         6,596,181      (27,293,067)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,595,808         1,822,913         8,404,380         9,183,107
   Net transfers (including fixed
     account)......................        (1,091,467)       (1,906,462)      (15,879,521)      (12,850,036)
   Contract charges................           (22,098)          (23,977)         (291,976)         (326,205)
   Transfers for contract benefits
     and terminations..............        (7,395,551)      (10,299,851)      (47,382,577)      (56,710,818)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,913,308)      (10,407,377)      (55,149,694)      (60,703,952)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (7,048,722)      (12,289,837)      (48,553,513)      (87,997,019)
NET ASSETS:
   Beginning of year...............         65,557,139        77,846,976       526,677,455       614,674,474
                                      ----------------  ----------------  ----------------  ----------------
   End of year.....................   $     58,508,417  $     65,557,139  $    478,123,942  $    526,677,455
                                      ================  ================  ================  ================

                                             MIST HARRIS OAKMARK
                                                INTERNATIONAL
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2016              2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         442,792  $      1,081,309
   Net realized gains (losses).....          1,051,568         6,196,329
   Change in unrealized gains
     (losses) on investments.......          1,714,616      (10,651,498)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,208,976       (3,373,860)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            967,832           980,475
   Net transfers (including fixed
     account)......................        (2,855,212)           863,608
   Contract charges................           (11,699)          (13,626)
   Transfers for contract benefits
     and terminations..............        (5,869,209)       (7,790,092)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,768,288)       (5,959,635)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,559,312)       (9,333,495)
NET ASSETS:
   Beginning of year...............         58,322,409        67,655,904
                                     -----------------  ----------------
   End of year.....................  $      53,763,097  $     58,322,409
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,503,075  $      2,539,442  $      (451,796)  $      (635,860)
   Net realized gains (losses)....        19,988,296        19,350,552         1,467,270         2,966,603
   Change in unrealized gains
     (losses) on investments......         3,303,101      (37,466,239)         3,924,305       (6,985,457)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        24,794,472      (15,576,245)         4,939,779       (4,654,714)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           582,046           760,889           133,519           242,899
   Net transfers (including fixed
     account).....................       (3,828,116)       (4,242,895)          (91,063)       (1,136,991)
   Contract charges...............          (69,295)          (76,476)           (6,079)           (7,256)
   Transfers for contract benefits
     and terminations.............      (23,515,849)      (29,675,080)       (3,859,081)       (7,253,517)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (26,831,214)      (33,233,562)       (3,822,704)       (8,154,865)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,036,742)      (48,809,807)         1,117,075      (12,809,579)
NET ASSETS:
   Beginning of year..............       184,751,261       233,561,068        39,601,373        52,410,952
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    182,714,519  $    184,751,261  $     40,718,448  $     39,601,373
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (214,666)  $      (233,167)  $         27,672  $       (24,038)
   Net realized gains (losses)....         1,750,076         3,865,529           813,509         1,488,404
   Change in unrealized gains
     (losses) on investments......         (350,031)       (4,152,179)         1,860,272       (2,470,809)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,185,379         (519,817)         2,701,453       (1,006,443)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           253,403           276,222           261,716           247,369
   Net transfers (including fixed
     account).....................         (741,665)         1,781,571         (129,002)         (869,606)
   Contract charges...............           (2,972)           (3,183)           (2,866)           (2,797)
   Transfers for contract benefits
     and terminations.............       (1,281,619)       (2,185,753)       (1,026,639)       (1,744,640)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,772,853)         (131,143)         (896,791)       (2,369,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (587,474)         (650,960)         1,804,662       (3,376,117)
NET ASSETS:
   Beginning of year..............        13,547,388        14,198,348         9,963,889        13,340,006
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,959,914  $     13,547,388  $     11,768,551  $      9,963,889
                                    ================  ================  ================  ================

                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        885,350  $        832,251   $      (329,901)  $          6,177
   Net realized gains (losses)....         7,975,121         4,762,941        (1,105,970)       (1,135,337)
   Change in unrealized gains
     (losses) on investments......       (4,101,375)       (4,943,047)          5,198,875       (6,373,766)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,759,096           652,145          3,763,004       (7,502,926)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,339,059         2,443,866            160,473           231,208
   Net transfers (including fixed
     account).....................       (2,373,591)       (2,855,179)        (1,781,990)         1,550,028
   Contract charges...............          (75,385)          (82,364)            (9,017)           (9,791)
   Transfers for contract benefits
     and terminations.............      (13,837,533)      (14,377,761)        (5,032,124)       (7,586,019)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,947,450)      (14,871,438)        (6,662,658)       (5,814,574)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,188,354)      (14,219,293)        (2,899,654)      (13,317,500)
NET ASSETS:
   Beginning of year..............       135,115,612       149,334,905         40,103,316        53,420,816
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    125,927,258  $    135,115,612   $     37,203,662  $     40,103,316
                                    ================  ================   ================  ================

                                           MIST MET/EATON VANCE
                                               FLOATING RATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         77,084  $         70,576
   Net realized gains (losses)....          (73,348)          (42,525)
   Change in unrealized gains
     (losses) on investments......           209,981         (139,928)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           213,717         (111,877)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               203             7,678
   Net transfers (including fixed
     account).....................         (791,797)            27,384
   Contract charges...............              (69)             (130)
   Transfers for contract benefits
     and terminations.............         (304,901)         (428,341)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,096,564)         (393,409)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (882,847)         (505,286)
NET ASSETS:
   Beginning of year..............         3,637,330         4,142,616
                                    ----------------  ----------------
   End of year....................  $      2,754,483  $      3,637,330
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            MIST MET/WELLINGTON
                                            LARGE CAP RESEARCH           MIST METLIFE ASSET ALLOCATION 100
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        279,130  $      (333,236)  $        587,856  $         42,310
   Net realized gains (losses)....         3,890,674         5,440,443         7,797,366         5,986,553
   Change in unrealized gains
     (losses) on investments......       (1,821,494)       (3,797,151)       (4,254,460)       (7,932,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,348,310         1,310,056         4,130,762       (1,903,825)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           137,931           175,089         2,393,098         2,685,137
   Net transfers (including fixed
     account).....................       (1,362,827)       (1,207,865)       (2,033,832)         (692,178)
   Contract charges...............          (25,000)          (27,027)          (52,246)          (55,229)
   Transfers for contract benefits
     and terminations.............       (5,036,315)       (5,767,799)       (5,536,633)       (4,756,899)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (6,286,211)       (6,827,602)       (5,229,613)       (2,819,169)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,937,901)       (5,517,546)       (1,098,851)       (4,722,994)
NET ASSETS:
   Beginning of year..............        40,746,872        46,264,418        59,108,391        63,831,385
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     36,808,971  $     40,746,872  $     58,009,540  $     59,108,391
                                    ================  ================  ================  ================

                                         MIST METLIFE MULTI-INDEX
                                               TARGETED RISK               MIST METLIFE SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             178  $            224  $      (399,086)  $    (1,519,251)
   Net realized gains (losses)....              (112)               808           543,579        40,701,939
   Change in unrealized gains
     (losses) on investments......              1,773           (1,787)        26,380,882      (46,437,528)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              1,839             (755)        26,525,375       (7,254,840)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             23,270            19,599         1,541,331         1,904,906
   Net transfers (including fixed
     account).....................             68,506               861       (3,377,865)       (2,914,553)
   Contract charges...............               (45)               (3)          (43,727)          (44,746)
   Transfers for contract benefits
     and terminations.............            (8,209)             (221)      (10,244,889)      (14,626,342)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............             83,522            20,236      (12,125,150)      (15,680,735)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             85,361            19,481        14,400,225      (22,935,575)
NET ASSETS:
   Beginning of year..............             31,905            12,424        97,811,772       120,747,347
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $         117,266  $         31,905  $    112,211,997  $     97,811,772
                                    =================  ================  ================  ================

                                                                             MIST MORGAN STANLEY MID CAP
                                      MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                                SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2016              2015               2016               2015
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        273,784  $        862,282  $       (153,222)  $       (202,171)
   Net realized gains (losses)....       (1,291,342)         (107,034)            403,405            724,182
   Change in unrealized gains
     (losses) on investments......         (539,602)       (2,629,409)        (1,164,910)        (1,223,721)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,557,160)       (1,874,161)          (914,727)          (701,710)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           524,920           508,172             12,252             29,156
   Net transfers (including fixed
     account).....................         (871,478)         1,397,495          (341,992)          (133,677)
   Contract charges...............          (27,528)          (31,605)            (1,091)            (1,330)
   Transfers for contract benefits
     and terminations.............       (7,095,512)       (9,271,664)          (883,834)        (1,283,539)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (7,469,598)       (7,397,602)        (1,214,665)        (1,389,390)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (9,026,758)       (9,271,763)        (2,129,392)        (2,091,100)
NET ASSETS:
   Beginning of year..............        63,005,452        72,277,215          9,645,446         11,736,546
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $     53,978,694  $     63,005,452  $       7,516,054  $       9,645,446
                                    ================  ================  =================  =================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (791,378)  $      (808,711)
   Net realized gains (losses)....        19,925,223        19,253,564
   Change in unrealized gains
     (losses) on investments......      (23,598,695)       (7,961,424)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,464,850)        10,483,429
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,074,197         6,173,498
   Net transfers (including fixed
     account).....................       (6,419,462)       (6,330,514)
   Contract charges...............         (117,721)         (136,679)
   Transfers for contract benefits
     and terminations.............      (31,683,831)      (38,247,891)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (33,146,817)      (38,541,586)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (37,611,667)      (28,058,157)
NET ASSETS:
   Beginning of year..............       323,609,477       351,667,634
                                    ----------------  ----------------
   End of year....................  $    285,997,810  $    323,609,477
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST PIMCO INFLATION
                                             PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2016              2015             2016              2015
                                    ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (812,709)  $      2,028,568  $     1,741,688  $      8,042,023
   Net realized gains (losses)....      (1,067,016)       (1,499,033)         (64,987)         3,920,021
   Change in unrealized gains
     (losses) on investments......        3,655,250       (3,060,352)          398,523      (15,304,841)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,775,525       (2,530,817)        2,075,224       (3,342,797)
                                    ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,330,903         1,315,016        2,543,989         2,469,405
   Net transfers (including fixed
     account).....................      (1,733,357)       (3,098,875)      (3,631,126)       (7,014,522)
   Contract charges...............         (12,414)          (13,945)         (47,717)          (53,613)
   Transfers for contract benefits
     and terminations.............      (5,181,312)       (9,534,376)     (25,744,712)      (35,377,196)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (5,596,180)      (11,332,180)     (26,879,566)      (39,975,926)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (3,820,655)      (13,862,997)     (24,804,342)      (43,318,723)
NET ASSETS:
   Beginning of year..............       51,884,514        65,747,511      200,669,344       243,988,067
                                    ---------------  ----------------  ---------------  ----------------
   End of year....................  $    48,063,859  $     51,884,514  $   175,865,002  $    200,669,344
                                    ===============  ================  ===============  ================

                                                                               MIST SSGA GROWTH AND
                                         MIST PYRAMIS MANAGED RISK                  INCOME ETF
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $            (3)  $            (4)  $      1,164,091  $      1,244,376
   Net realized gains (losses)....                60               539         6,475,517         8,080,443
   Change in unrealized gains
     (losses) on investments......               858           (1,073)       (3,010,974)      (12,866,922)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               915             (538)         4,628,634       (3,542,103)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,497             9,527         2,333,975         2,285,272
   Net transfers (including fixed
     account).....................               113           (2,667)       (2,271,885)       (1,663,381)
   Contract charges...............               (2)                --         (115,566)         (124,667)
   Transfers for contract benefits
     and terminations.............               (9)               (4)       (9,495,937)      (10,363,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,599             6,856       (9,549,413)       (9,866,207)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,514             6,318       (4,920,779)      (13,408,310)
NET ASSETS:
   Beginning of year..............            17,857            11,539       109,354,013       122,762,323
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $         28,371  $         17,857  $    104,433,234  $    109,354,013
                                    ================  ================  ================  ================

                                                                         MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                       VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2016             2015              2016              2015
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,225,761  $     1,152,160  $      4,636,452  $       160,602
   Net realized gains (losses)....         9,159,575       10,196,188        44,967,999        9,171,343
   Change in unrealized gains
     (losses) on investments......       (3,023,203)     (16,379,555)       (1,729,389)     (29,857,732)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,362,133      (5,031,207)        47,875,062     (20,525,787)
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,643,729        3,853,374         3,866,783        4,978,508
   Net transfers (including fixed
     account).....................       (2,491,144)      (2,301,036)       (9,566,265)      (5,362,714)
   Contract charges...............         (142,588)        (153,046)         (134,324)        (141,231)
   Transfers for contract benefits
     and terminations.............      (11,662,235)     (13,906,872)      (42,029,707)     (55,336,625)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,652,238)     (12,507,580)      (47,863,513)     (55,862,062)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,290,105)     (17,538,787)            11,549     (76,387,849)
NET ASSETS:
   Beginning of year..............       139,366,676      156,905,463       366,982,709      443,370,558
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    136,076,571  $   139,366,676  $    366,994,258  $   366,982,709
                                    ================  ===============  ================  ===============

                                        MIST T. ROWE PRICE MID CAP
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,707)  $       (36,721)
   Net realized gains (losses)....           235,808           420,408
   Change in unrealized gains
     (losses) on investments......         (182,386)         (285,565)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            27,715            98,122
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               325
   Net transfers (including fixed
     account).....................         (310,290)         (149,633)
   Contract charges...............             (320)             (312)
   Transfers for contract benefits
     and terminations.............         (276,847)         (172,597)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (587,457)         (322,217)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (559,742)         (224,095)
NET ASSETS:
   Beginning of year..............         1,870,191         2,094,286
                                    ----------------  ----------------
   End of year....................  $      1,310,449  $      1,870,191
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                            MSF BARCLAYS AGGREGATE BOND
                                      MORGAN STANLEY MULTI CAP GROWTH                  INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (16,082)  $       (18,479)  $      1,054,278  $      1,251,718
   Net realized gains (losses)....           134,755           220,565           233,281           176,702
   Change in unrealized gains
     (losses) on investments......         (162,328)         (149,761)         (406,120)       (2,074,694)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (43,655)            52,325           881,439         (646,274)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         1,497,373         1,579,838
   Net transfers (including fixed
     account).....................             1,544          (23,059)         (704,216)         (650,845)
   Contract charges...............              (68)              (75)          (39,779)          (42,735)
   Transfers for contract benefits
     and terminations.............          (69,948)         (152,548)       (7,193,321)       (8,067,002)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (68,472)         (175,682)       (6,439,943)       (7,180,744)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (112,127)         (123,357)       (5,558,504)       (7,827,018)
NET ASSETS:
   Beginning of year..............           790,647           914,004        68,017,985        75,845,003
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        678,520  $        790,647  $     62,459,481  $     68,017,985
                                    ================  ================  ================  ================

                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,285,326  $      3,537,244  $    (2,334,145)  $    (2,725,470)
   Net realized gains (losses)....           536,025         2,788,529        23,140,875        49,054,923
   Change in unrealized gains
     (losses) on investments......         (470,344)       (7,771,371)      (23,625,455)      (36,646,800)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,351,007       (1,445,598)       (2,818,725)         9,682,653
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           995,994         1,279,839         1,024,030         1,180,713
   Net transfers (including fixed
     account).....................         1,853,235         (596,979)       (3,625,731)       (3,302,806)
   Contract charges...............          (42,928)          (47,715)          (62,020)          (69,490)
   Transfers for contract benefits
     and terminations.............      (20,076,684)      (23,003,199)      (18,351,782)      (22,546,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,270,383)      (22,368,054)      (21,015,503)      (24,738,020)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,919,376)      (23,813,652)      (23,834,228)      (15,055,367)
NET ASSETS:
   Beginning of year..............       147,353,917       171,167,569       186,416,345       201,471,712
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,434,541  $    147,353,917  $    162,582,117  $    186,416,345
                                    ================  ================  ================  ================

                                                                                  MSF BLACKROCK
                                      MSF BLACKROCK LARGE CAP VALUE           ULTRA-SHORT TERM BOND
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (26,196)  $       (21,404)  $    (3,299,227)  $    (3,866,728)
   Net realized gains (losses)....           279,823           685,618            52,672                --
   Change in unrealized gains
     (losses) on investments......         1,260,670       (1,538,797)           500,725                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,514,297         (874,583)       (2,745,830)       (3,866,728)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           319,543           178,103         6,640,942         7,162,481
   Net transfers (including fixed
     account).....................          (92,928)            26,416        39,666,696        88,449,377
   Contract charges...............           (2,355)           (2,634)         (108,280)         (122,992)
   Transfers for contract benefits
     and terminations.............       (1,460,780)       (1,885,354)      (64,130,165)     (117,052,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,236,520)       (1,683,469)      (17,930,807)      (21,563,523)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           277,777       (2,558,052)      (20,676,637)      (25,430,251)
NET ASSETS:
   Beginning of year..............        10,329,127        12,887,179       234,598,971       260,029,222
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,606,904  $     10,329,127  $    213,922,334  $    234,598,971
                                    ================  ================  ================  ================


                                       MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,062,938)  $    (1,267,242)
   Net realized gains (losses)....        10,153,360        15,627,482
   Change in unrealized gains
     (losses) on investments......       (6,486,884)      (12,804,276)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,603,538         1,555,964
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           497,508           464,259
   Net transfers (including fixed
     account).....................       (2,125,269)         (757,088)
   Contract charges...............          (43,317)          (48,084)
   Transfers for contract benefits
     and terminations.............       (8,226,899)      (10,811,423)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,897,977)      (11,152,336)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,294,439)       (9,596,372)
NET ASSETS:
   Beginning of year..............        78,853,375        88,449,747
                                    ----------------  ----------------
   End of year....................  $     71,558,936  $     78,853,375
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                             MSF JENNISON GROWTH          MSF LOOMIS SAYLES SMALL CAP CORE
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (3,534,951)  $    (4,079,989)  $        (11,818)  $       (14,348)
   Net realized gains (losses).....        46,718,088        67,121,004             39,018            99,823
   Change in unrealized gains
     (losses) on investments.......      (48,467,290)      (29,066,135)             64,978         (109,964)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,284,153)        33,974,880             92,178          (24,489)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,518,932         4,660,876                340               845
   Net transfers (including fixed
     account)......................       (7,572,104)       (6,412,253)            109,059           (6,520)
   Contract charges................         (210,030)         (229,901)               (31)              (34)
   Transfers for contract benefits
     and terminations..............      (31,594,437)      (37,267,731)          (143,370)          (58,342)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (34,857,639)      (39,249,009)           (34,002)          (64,051)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (40,141,792)       (5,274,129)             58,176          (88,540)
NET ASSETS:
   Beginning of year...............       370,985,158       376,259,287            637,286           725,826
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    330,843,366  $    370,985,158  $         695,462  $        637,286
                                     ================  ================  =================  ================

                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (14,129)  $       (14,195)  $           5,427  $         (4,362)
   Net realized gains (losses).....           228,633           320,054          (111,449)            223,437
   Change in unrealized gains
     (losses) on investments.......            92,465         (501,074)            112,177          (183,760)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           306,969         (195,215)              6,155             35,315
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --              7,162              5,476
   Net transfers (including fixed
     account)......................           114,178          (36,833)          (795,841)            256,896
   Contract charges................             (149)             (164)               (24)               (80)
   Transfers for contract benefits
     and terminations..............         (210,319)         (230,925)          (108,204)          (251,864)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (96,290)         (267,922)          (896,907)             10,428
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           210,679         (463,137)          (890,752)             45,743
NET ASSETS:
   Beginning of year...............         1,498,283         1,961,420          1,434,554          1,388,811
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      1,708,962  $      1,498,283  $         543,802  $       1,434,554
                                     ================  ================  =================  =================

                                                                                 MSF MET/WELLINGTON
                                         MSF MET/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,505,439  $      1,808,489  $         15,102  $       (145,653)
   Net realized gains (losses).....        15,252,242        49,554,376         3,793,458         31,153,170
   Change in unrealized gains
     (losses) on investments.......       (5,961,390)      (47,869,315)         1,354,198       (30,653,946)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,796,291         3,493,550         5,162,758            353,571
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,995,304         2,878,559           415,645            193,460
   Net transfers (including fixed
     account)......................       (2,789,477)         (374,264)        46,174,713        (1,846,975)
   Contract charges................         (137,127)         (171,916)          (69,436)           (16,920)
   Transfers for contract benefits
     and terminations..............      (26,759,940)      (24,110,151)      (13,737,985)       (13,992,312)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (26,691,240)      (21,777,772)        32,782,937       (15,662,747)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (13,894,949)      (18,284,222)        37,945,695       (15,309,176)
NET ASSETS:
   Beginning of year...............       244,860,534       263,144,756        80,800,707         96,109,883
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    230,965,585  $    244,860,534  $    118,746,402  $      80,800,707
                                     ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUBACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        368,998  $        151,862
   Net realized gains (losses).....           513,075           844,042
   Change in unrealized gains
     (losses) on investments.......         (218,711)       (1,501,646)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           663,362         (505,742)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           503,438           542,478
   Net transfers (including fixed
     account)......................          (21,301)       (1,182,099)
   Contract charges................           (7,653)           (8,765)
   Transfers for contract benefits
     and terminations..............       (4,562,662)       (4,815,670)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,088,178)       (5,464,056)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,424,816)       (5,969,798)
NET ASSETS:
   Beginning of year...............        23,643,801        29,613,599
                                     ----------------  ----------------
   End of year.....................  $     20,218,985  $     23,643,801
                                     ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2016                2015              2016              2015
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,563,013  $       (905,977)  $      7,827,754  $     (4,816,035)
   Net realized gains (losses).....          4,556,831          5,650,325        41,062,276         40,033,075
   Change in unrealized gains
     (losses) on investments.......        (2,950,638)        (6,524,264)      (24,270,212)       (48,291,607)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,169,206        (1,779,916)        24,619,818       (13,074,567)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,646,111          2,376,522        10,614,246         13,441,515
   Net transfers (including fixed
     account)......................        (1,050,062)        (1,001,776)       (8,214,538)        (5,606,222)
   Contract charges................           (34,268)           (37,646)         (290,555)          (315,904)
   Transfers for contract benefits
     and terminations..............       (10,100,352)       (12,205,735)      (54,521,198)       (65,426,374)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,538,571)       (10,868,635)      (52,412,045)       (57,906,985)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,369,365)       (12,648,551)      (27,792,227)       (70,981,552)
NET ASSETS:
   Beginning of year...............         74,878,498         87,527,049       480,001,704        550,983,256
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      68,509,133  $      74,878,498  $    452,209,477  $     480,001,704
                                     =================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT                            SUBACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       7,375,335  $    (8,209,117)  $           6,793  $        (11,568)
   Net realized gains (losses).....         67,473,109        35,760,780          1,489,450          1,432,529
   Change in unrealized gains
     (losses) on investments.......       (40,103,390)      (47,147,251)          1,349,924        (2,015,439)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         34,745,054      (19,595,588)          2,846,167          (594,478)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         15,043,435        14,238,008          1,053,483            986,880
   Net transfers (including fixed
     account)......................        (8,127,733)       (3,435,538)           (30,049)            682,877
   Contract charges................          (391,318)         (415,622)            (8,013)            (7,606)
   Transfers for contract benefits
     and terminations..............       (49,523,112)      (53,270,926)        (1,309,033)        (1,915,338)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (42,998,728)      (42,884,078)          (293,612)          (253,187)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (8,253,674)      (62,479,666)          2,552,555          (847,665)
NET ASSETS:
   Beginning of year...............        582,539,493       645,019,159         15,269,454         16,117,119
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     574,285,819  $    582,539,493  $      17,822,009  $      15,269,454
                                     =================  ================  =================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015                2016              2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      5,950,607  $       3,738,664  $       4,508,514  $      3,781,141
   Net realized gains (losses).....        61,017,384         87,112,358         23,596,638        11,277,233
   Change in unrealized gains
     (losses) on investments.......        11,351,356       (91,658,276)        (2,527,085)      (21,847,358)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        78,319,347          (807,254)         25,578,067       (6,788,984)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,498,041         13,065,466          4,117,633         4,739,381
   Net transfers (including fixed
     account)......................      (20,415,166)       (45,279,988)        (5,826,167)       (5,011,638)
   Contract charges................         (447,756)          (480,768)          (138,148)         (150,142)
   Transfers for contract benefits
     and terminations..............      (77,423,014)       (89,274,254)       (43,812,952)      (52,994,984)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (85,787,895)      (121,969,544)       (45,659,634)      (53,417,383)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,468,548)      (122,776,798)       (20,081,567)      (60,206,367)
NET ASSETS:
   Beginning of year...............       825,958,902        948,735,700        367,197,782       427,404,149
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    818,490,354  $     825,958,902  $     347,116,215  $    367,197,782
                                     ================  =================  =================  ================

                                                MSF MFS VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         861,040  $      1,519,323
   Net realized gains (losses).....         11,708,015        24,685,200
   Change in unrealized gains
     (losses) on investments.......          2,304,669      (28,440,559)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,873,724       (2,236,036)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,288,553         1,431,532
   Net transfers (including fixed
     account)......................        (1,320,315)       (1,196,217)
   Contract charges................           (36,211)          (37,578)
   Transfers for contract benefits
     and terminations..............       (14,678,360)      (20,907,158)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (14,746,333)      (20,709,421)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            127,391      (22,945,457)
NET ASSETS:
   Beginning of year...............        126,858,359       149,803,816
                                     -----------------  ----------------
   End of year.....................  $     126,985,750  $    126,858,359
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        691,710  $      1,132,624  $      (561,624)  $      (665,270)
   Net realized gains (losses)....       (1,605,838)       (1,094,191)         2,172,141         2,610,190
   Change in unrealized gains
     (losses) on investments......           932,437       (1,058,975)         7,579,184       (2,245,912)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            18,309       (1,020,542)         9,189,701         (300,992)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,471,232         1,669,245           680,563           897,116
   Net transfers (including fixed
     account).....................         (537,856)         (829,921)       (2,445,840)       (1,584,040)
   Contract charges...............          (25,078)          (29,905)          (27,399)          (28,813)
   Transfers for contract benefits
     and terminations.............       (4,511,503)       (4,816,703)       (6,014,590)       (8,658,285)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,603,205)       (4,007,284)       (7,807,266)       (9,374,022)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,584,896)       (5,027,826)         1,382,435       (9,675,014)
NET ASSETS:
   Beginning of year..............        50,132,009        55,159,835        59,714,866        69,389,880
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,547,113  $     50,132,009  $     61,097,301  $     59,714,866
                                    ================  ================  ================  ================

                                                                            MSF T. ROWE PRICE LARGE CAP
                                          MSF RUSSELL 2000 INDEX                      GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        181,485  $         16,168  $      (834,484)  $      (934,826)
   Net realized gains (losses)....         8,196,855         9,509,106         7,199,316        13,336,229
   Change in unrealized gains
     (losses) on investments......        10,191,577      (15,257,920)       (6,641,279)       (7,346,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,569,917       (5,732,646)         (276,447)         5,054,464
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,972,621         2,132,061           889,130           794,379
   Net transfers (including fixed
     account).....................       (1,589,531)         (375,941)         (968,588)         2,269,515
   Contract charges...............          (56,904)          (60,456)          (16,178)          (17,995)
   Transfers for contract benefits
     and terminations.............       (9,385,346)       (9,542,787)       (5,839,793)       (8,875,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,059,160)       (7,847,123)       (5,935,429)       (5,830,071)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,510,757      (13,579,769)       (6,211,876)         (775,607)
NET ASSETS:
   Beginning of year..............       101,108,420       114,688,189        58,885,774        59,661,381
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    110,619,177  $    101,108,420  $     52,673,898  $     58,885,774
                                    ================  ================  ================  ================

                                        MSF T. ROWE PRICE SMALL CAP        MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                   STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,326,583)  $    (1,533,844)  $        651,395  $      1,191,809
   Net realized gains (losses)....        16,674,139        15,664,305           440,473           192,717
   Change in unrealized gains
     (losses) on investments......       (5,240,914)      (12,417,243)         6,086,821       (2,592,005)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,106,642         1,713,218         7,178,689       (1,207,479)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,617,681         2,424,047           730,921            95,918
   Net transfers (including fixed
     account).....................       (3,400,052)         (546,725)       149,135,642       (1,128,640)
   Contract charges...............          (47,085)          (50,239)          (61,429)           (5,492)
   Transfers for contract benefits
     and terminations.............      (10,165,512)      (12,140,351)      (18,409,893)       (5,107,602)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,994,968)      (10,313,268)       131,395,241       (6,145,816)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (888,326)       (8,600,050)       138,573,930       (7,353,295)
NET ASSETS:
   Beginning of year..............       109,539,493       118,139,543        32,316,442        39,669,737
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,651,167  $    109,539,493  $    170,890,372  $     32,316,442
                                    ================  ================  ================  ================

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,033,513  $        898,999
   Net realized gains (losses)....            30,051           125,482
   Change in unrealized gains
     (losses) on investments......       (1,013,053)       (1,636,137)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            50,511         (611,656)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,824,684         1,215,122
   Net transfers (including fixed
     account).....................         3,917,148         (247,767)
   Contract charges...............          (41,919)          (46,193)
   Transfers for contract benefits
     and terminations.............      (12,904,520)      (15,979,722)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,204,607)      (15,058,560)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,154,096)      (15,670,216)
NET ASSETS:
   Beginning of year..............        82,426,356        98,096,572
                                    ----------------  ----------------
   End of year....................  $     75,272,260  $     82,426,356
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2016              2015                2016              2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (250,762)  $       (293,548)  $         100,563  $           8,039
   Net realized gains (losses).....            921,495          3,015,323          1,434,517          1,174,152
   Change in unrealized gains
     (losses) on investments.......          1,831,176        (4,629,877)        (1,221,435)          (982,751)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,501,909        (1,908,102)            313,645            199,440
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             89,664            119,944             51,480            110,184
   Net transfers (including fixed
     account)......................          (374,058)          (564,899)             12,822             61,955
   Contract charges................            (7,822)            (8,841)            (3,739)            (4,039)
   Transfers for contract benefits
     and terminations..............        (3,245,210)        (4,479,399)        (1,261,343)        (1,921,784)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (3,537,426)        (4,933,195)        (1,200,780)        (1,753,684)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,035,517)        (6,841,297)          (887,135)        (1,554,244)
NET ASSETS:
   Beginning of year...............         20,514,005         27,355,302          8,432,222          9,986,466
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      19,478,488  $      20,514,005  $       7,545,087  $       8,432,222
                                     =================  =================  =================  =================

                                     TAP 1919 VARIABLE SOCIALLY RESPONSIVE
                                                   BALANCED                               UIF GROWTH
                                                  SUBACCOUNT                              SUBACCOUNT
                                     --------------------------------------  ------------------------------------
                                            2016              2015                  2016              2015
                                      ----------------  -----------------    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $      (129,714)  $        (39,347)    $       (106,129)  $       (118,628)
   Net realized gains (losses).....          2,501,996          4,369,500            1,241,008          1,332,565
   Change in unrealized gains
     (losses) on investments.......          (732,681)        (5,490,996)          (1,342,478)          (544,548)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,639,601        (1,160,843)            (207,599)            669,389
                                      ----------------  -----------------    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            404,719            509,627                   --                 --
   Net transfers (including fixed
     account)......................          (673,150)          (469,835)            (177,905)          (126,360)
   Contract charges................           (26,297)           (28,330)                (856)              (833)
   Transfers for contract benefits
     and terminations..............        (3,729,158)        (5,435,281)            (629,924)          (563,694)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (4,023,886)        (5,423,819)            (808,685)          (690,887)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (2,384,285)        (6,584,662)          (1,016,284)           (21,498)
NET ASSETS:
   Beginning of year...............         36,506,368         43,091,030            6,666,780          6,688,278
                                      ----------------  -----------------    -----------------  -----------------
   End of year.....................   $     34,122,083  $      36,506,368    $       5,650,496  $       6,666,780
                                      ================  =================    =================  =================

(a) For the period May 1, 2015 to December 31, 2015.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AB Variable Products Series Fund, Inc. ("AB")              Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
Deutsche Variable Series II ("Deutsche II")                  Stanley")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       The Alger Portfolios ("Alger")
   ("FTVIPT")                                              The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           ("Dreyfus Socially Responsible Growth")
Legg Mason Partners Variable Equity Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

AB Global Thematic Growth Subaccount                     LMPVET ClearBridge Variable Dividend Strategy
Alger Capital Appreciation Subaccount                      Subaccount (a)
American Funds Bond Subaccount                           LMPVET ClearBridge Variable Large Cap Growth
American Funds Global Growth Subaccount                    Subaccount
American Funds Global Small Capitalization               LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
American Funds Growth Subaccount                         LMPVET ClearBridge Variable Mid Cap Subaccount
American Funds Growth-Income Subaccount                  LMPVET ClearBridge Variable Small Cap Growth
Delaware VIP Small Cap Value Subaccount                    Subaccount
Deutsche II Government & Agency Securities               LMPVET QS Variable Conservative Growth
   Subaccount                                              Subaccount
Deutsche II Small Mid Cap Value Subaccount               LMPVET QS Variable Growth Subaccount
Dreyfus Socially Responsible Growth Subaccount           LMPVET QS Variable Moderate Growth Subaccount
Fidelity VIP Contrafund Subaccount (a)                   LMPVIT Western Asset Core Plus Subaccount
Fidelity VIP Dynamic Capital Appreciation                LMPVIT Western Asset Variable Global High Yield
   Subaccount                                              Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                MIST American Funds Balanced Allocation
Fidelity VIP Freedom 2020 Subaccount                       Subaccount
Fidelity VIP Freedom 2025 Subaccount                     MIST American Funds Growth Allocation Subaccount
Fidelity VIP Freedom 2030 Subaccount                     MIST American Funds Moderate Allocation
Fidelity VIP Freedom 2040 Subaccount                       Subaccount
Fidelity VIP Freedom 2050 Subaccount                     MIST BlackRock High Yield Subaccount (a)
Fidelity VIP FundsManager 60% Subaccount                 MIST Clarion Global Real Estate Subaccount (a)
Fidelity VIP High Income Subaccount                      MIST ClearBridge Aggressive Growth Subaccount (a)
Fidelity VIP Mid Cap Subaccount                          MIST Harris Oakmark International Subaccount
FTVIPT Franklin Income VIP Subaccount                    MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Invesco Mid Cap Value Subaccount (a)
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Developing Markets VIP                  MIST Met/Aberdeen Emerging Markets Equity
   Subaccount                                              Subaccount (a)
FTVIPT Templeton Foreign VIP Subaccount                  MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Wellington Large Cap Research Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Research International Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Enterprise Subaccount                        MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST PIMCO Inflation Protected Bond Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Total Return Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST Pyramis Managed Risk Subaccount
   Subaccount (a)                                        MIST SSGA Growth and Income ETF Subaccount
LMPVET ClearBridge Variable Appreciation                 MIST SSGA Growth ETF Subaccount
   Subaccount                                            MIST T. Rowe Price Large Cap Value Subaccount (a)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST T. Rowe Price Mid Cap Growth Subaccount          MSF MetLife Asset Allocation 80 Subaccount
Morgan Stanley Multi Cap Growth Subaccount            MSF MetLife Mid Cap Stock Index Subaccount (a)
MSF Barclays Aggregate Bond Index Subaccount          MSF MetLife Stock Index Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)              MSF MFS Total Return Subaccount (a)
MSF BlackRock Capital Appreciation Subaccount (a)     MSF MFS Value Subaccount (a)
MSF BlackRock Large Cap Value Subaccount              MSF MSCI EAFE Index Subaccount
MSF BlackRock Ultra-Short Term Bond Subaccount (a)    MSF Neuberger Berman Genesis Subaccount (a)
MSF Frontier Mid Cap Growth Subaccount (a)            MSF Russell 2000 Index Subaccount
MSF Jennison Growth Subaccount (a)                    MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF Loomis Sayles Small Cap Core Subaccount           MSF T. Rowe Price Small Cap Growth Subaccount
MSF Met/Artisan Mid Cap Value Subaccount              MSF Western Asset Management Strategic Bond
MSF Met/Dimensional International Small Company         Opportunities Subaccount (a)
   Subaccount                                         MSF Western Asset Management U.S. Government
MSF Met/Wellington Balanced Subaccount (a)              Subaccount
MSF Met/Wellington Core Equity Opportunities          Pioneer VCT Mid Cap Value Subaccount
   Subaccount (a)                                     Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Asset Allocation 20 Subaccount            TAP 1919 Variable Socially Responsive Balanced
MSF MetLife Asset Allocation 40 Subaccount              Subaccount
MSF MetLife Asset Allocation 60 Subaccount            UIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Subaccounts had no net assets as of December 31, 2016:

Fidelity VIP Government Money Market Subaccount         MIST Met/Artisan International Subaccount*
MIST AB Global Dynamic Allocation Subaccount*           MIST Met/Franklin Low Duration Total Return
MIST Allianz Global Investors Dynamic Multi-Asset         Subaccount*
   Plus Subaccount*                                     MIST Met/Templeton International Bond Subaccount*
MIST AQR Global Risk Balanced Subaccount*               MIST MetLife Balanced Plus Subaccount*
MIST BlackRock Global Tactical Strategies               MIST PanAgora Global Diversified Risk Subaccount*
   Subaccount*                                          MIST Pyramis Government Income Subaccount*
MIST Goldman Sachs Mid Cap Value Subaccount*            MIST Schroders Global Multi-Asset Subaccount*
MIST Invesco Balanced-Risk Allocation Subaccount*       MIST TCW Core Fixed Income Subaccount*
MIST JPMorgan Core Bond Subaccount*                     MSF Baillie Gifford International Stock Subaccount*
MIST JPMorgan Global Active Allocation Subaccount*      MSF Van Eck Global Natural Resources Subaccount*

* These Subaccounts commenced on April 29, 2016


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount            MIST Pioneer Strategic Income Subaccount
MIST Pioneer Fund Subaccount                          Wells Fargo VT Small Cap Value Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                              New Name

ClearBridge Variable Mid Cap Core Portfolio              ClearBridge Variable Mid Cap Portfolio
(MIST) MFS Emerging Markets Equity Portfolio             (MIST) Met/Aberdeen Emerging Markets Equity
                                                           Portfolio
(MIST) WMC Large Cap Research Portfolio                  (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                   (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                             (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio            (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
QS Legg Mason Variable Conservative Growth               QS Variable Conservative Growth
QS Legg Mason Variable Growth                            QS Variable Growth
QS Legg Mason Variable Moderate Growth                   QS Variable Moderate Growth

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture                       (MSF) Western Asset Management Strategic Bond
   Portfolio                                               Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

LIQUIDATION:

Former Portfolio

Wells Fargo VT Small Cap Value Fund


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------     -------------   --------------
     AB Global Thematic Growth Subaccount........................         18,365          290,240            11,923           50,887
     Alger Capital Appreciation Subaccount.......................         37,106        2,138,415            57,975          618,156
     American Funds Bond Subaccount..............................        456,651        4,922,246         1,296,118        1,501,015
     American Funds Global Growth Subaccount.....................      3,961,404       84,480,470        11,177,858       19,726,040
     American Funds Global Small Capitalization Subaccount.......         88,479        1,729,411           459,779          551,934
     American Funds Growth Subaccount............................      3,399,968      197,748,441        26,018,800       40,473,771
     American Funds Growth-Income Subaccount.....................      4,390,573      168,937,240        28,180,773       36,795,707
     Delaware VIP Small Cap Value Subaccount.....................        283,315        8,573,037         1,376,016        1,267,406
     Deutsche II Government & Agency Securities Subaccount.......        201,547        2,460,619           216,224          393,682
     Deutsche II Small Mid Cap Value Subaccount..................        254,567        3,764,005           584,632        1,023,375
     Dreyfus Socially Responsible Growth Subaccount..............         13,439          406,773            61,102           21,356
     Fidelity VIP Contrafund Subaccount..........................      6,176,702      169,242,638        21,140,264       30,047,052
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        147,281        1,411,433           104,556          272,310
     Fidelity VIP Equity-Income Subaccount.......................     10,649,774      222,503,182        20,418,627       25,133,659
     Fidelity VIP Freedom 2020 Subaccount........................         34,096          421,936           482,030          133,587
     Fidelity VIP Freedom 2025 Subaccount........................         26,052          336,136           226,077           76,540
     Fidelity VIP Freedom 2030 Subaccount........................         44,235          565,484           125,609            1,838
     Fidelity VIP Freedom 2040 Subaccount........................          3,397           60,149            66,893           17,565
     Fidelity VIP Freedom 2050 Subaccount........................          2,903           47,354            45,018            2,629
     Fidelity VIP FundsManager 60% Subaccount....................     53,779,930      612,431,216        76,880,352       24,181,951
     Fidelity VIP High Income Subaccount.........................      3,618,925       21,602,445         1,626,688        2,386,036
     Fidelity VIP Mid Cap Subaccount.............................      7,432,358      219,730,623        20,079,549       31,665,782
     FTVIPT Franklin Income VIP Subaccount.......................      1,281,813       18,970,626         1,582,104        4,753,278
     FTVIPT Franklin Mutual Shares VIP Subaccount................        737,396       12,857,247         1,615,327        3,531,926
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        567,468       12,121,761         4,000,381        5,232,024
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,442,083       28,290,818         3,555,835        4,214,976
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,988,866       19,174,919         1,185,798        2,558,871
     FTVIPT Templeton Foreign VIP Subaccount.....................      4,074,557       57,287,117         5,027,796       10,088,553
     Invesco V.I. Comstock Subaccount............................        288,054        3,855,608           535,466        1,004,135
     Invesco V.I. Diversified Dividend Subaccount................         47,765          780,855           135,666          324,941
     Invesco V.I. Equity and Income Subaccount...................      2,815,884       39,187,014         2,765,589        9,398,887
     Invesco V.I. Government Securities Subaccount...............        653,815        7,643,447           815,231        2,150,247
     Invesco V.I. Managed Volatility Subaccount..................        103,042        1,496,178           143,241          321,696
     Invesco V.I. S&P 500 Index Subaccount.......................        114,181        1,491,027           317,637          638,336
     Janus Aspen Enterprise Subaccount...........................        218,583        9,086,670         1,890,250        2,266,311
     Janus Aspen Global Research Subaccount......................         16,949          501,676            36,660          169,198
     Janus Aspen Overseas Subaccount.............................      1,204,955       46,726,013         3,536,809        4,042,243
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     13,104,945      228,814,324        22,351,665       45,612,100
     LMPVET ClearBridge Variable Appreciation Subaccount.........      6,679,476      166,666,889        10,486,831       38,909,948
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      5,294,068       66,730,001         3,316,803       15,451,108
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,291,898       75,444,018        10,749,971       15,230,853
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,857,545       95,831,523         6,012,876       15,651,650
     LMPVET ClearBridge Variable Mid Cap Subaccount..............      1,681,793       23,798,537         1,541,859        4,528,044
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      2,082,807       35,265,584         2,827,170        7,584,155
     LMPVET QS Variable Conservative Growth Subaccount...........      2,995,009       35,412,102         1,299,764        8,159,997
     LMPVET QS Variable Growth Subaccount........................      1,395,961       18,746,786         1,072,053        2,467,364
     LMPVET QS Variable Moderate Growth Subaccount...............      2,065,449       23,881,603         1,158,640        3,324,649
     LMPVIT Western Asset Core Plus Subaccount...................     10,554,029       67,949,012         3,390,903       11,153,309
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................        767,093        6,055,546           517,887        1,355,908
     MIST American Funds Balanced Allocation Subaccount..........        556,618        5,441,507         4,523,877        3,768,262
     MIST American Funds Growth Allocation Subaccount............        415,428        3,961,926           810,638          459,581
     MIST American Funds Moderate Allocation Subaccount..........        298,161        2,972,978           555,579          607,507
     MIST BlackRock High Yield Subaccount........................     10,777,150       86,592,850        13,658,125       19,177,676
     MIST Clarion Global Real Estate Subaccount..................      5,030,736       62,316,787         4,426,563       10,830,380

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  -----------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                     SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    ------------     -------------   --------------
     MIST ClearBridge Aggressive Growth Subaccount..............     30,561,998     430,862,563         7,967,610       65,969,417
     MIST Harris Oakmark International Subaccount...............      4,079,143      60,019,753         8,672,280       12,429,404
     MIST Invesco Comstock Subaccount...........................     12,528,921     132,981,715        19,617,398       31,454,962
     MIST Invesco Mid Cap Value Subaccount......................      2,145,304      39,442,572         3,497,227        5,923,515
     MIST Invesco Small Cap Growth Subaccount...................        955,494      14,411,523         3,717,693        3,374,631
     MIST JPMorgan Small Cap Value Subaccount...................        649,838       9,723,906         2,135,008        2,318,354
     MIST Loomis Sayles Global Markets Subaccount...............      8,383,972      96,073,560         7,160,245       16,084,032
     MIST Met/Aberdeen Emerging Markets Equity Subaccount.......      4,165,539      41,413,005         2,255,678        9,248,236
     MIST Met/Eaton Vance Floating Rate Subaccount..............        267,686       2,781,903           401,919        1,421,399
     MIST Met/Wellington Large Cap Research Subaccount..........      2,694,654      29,670,712         3,850,100        7,333,179
     MIST MetLife Asset Allocation 100 Subaccount...............      5,013,791      54,689,851        10,273,627        7,652,460
     MIST MetLife Multi-Index Targeted Risk Subaccount..........          9,797         116,982            93,208            9,508
     MIST MetLife Small Cap Value Subaccount....................      7,103,281     109,299,185         5,188,142       15,003,168
     MIST MFS Research International Subaccount.................      5,365,676      60,163,560         3,073,364       10,269,179
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        529,244       6,045,766           596,584        1,964,473
     MIST Oppenheimer Global Equity Subaccount..................     14,857,815     243,441,280        21,468,396       40,887,124
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,924,608      52,944,692         2,774,399        9,183,291
     MIST PIMCO Total Return Subaccount.........................     15,815,199     178,331,996        10,629,911       35,767,799
     MIST Pyramis Managed Risk Subaccount.......................          2,535          28,257             9,745               89
     MIST SSGA Growth and Income ETF Subaccount.................      9,476,700     101,430,706         9,056,840       11,383,637
     MIST SSGA Growth ETF Subaccount............................     12,336,954     131,311,815        12,226,104       12,856,374
     MIST T. Rowe Price Large Cap Value Subaccount..............     10,909,042     337,965,813        58,411,293       60,028,215
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        135,377       1,315,445           270,925          684,684
     Morgan Stanley Multi Cap Growth Subaccount.................         17,200         647,559           132,450           96,485
     MSF Barclays Aggregate Bond Index Subaccount...............      5,746,042      62,542,413         4,248,470        9,634,134
     MSF BlackRock Bond Income Subaccount.......................      1,256,272     132,147,663        11,874,136       26,859,195
     MSF BlackRock Capital Appreciation Subaccount..............      4,895,490     114,207,594        16,928,295       25,032,021
     MSF BlackRock Large Cap Value Subaccount...................      1,187,784      11,840,097         1,676,923        2,161,022
     MSF BlackRock Ultra-Short Term Bond Subaccount.............      2,133,941     213,421,332        79,132,571      100,361,947
     MSF Frontier Mid Cap Growth Subaccount.....................      2,322,226      63,870,782        10,198,269       12,450,739
     MSF Jennison Growth Subaccount.............................     25,015,214     316,574,131        47,591,194       41,699,355
     MSF Loomis Sayles Small Cap Core Subaccount................          2,687         665,606           197,845          193,278
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,650       1,398,989           336,550          260,767
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         43,504         603,654           214,824        1,029,113
     MSF Met/Wellington Balanced Subaccount.....................     12,492,404     200,414,141        21,445,423       33,716,411
     MSF Met/Wellington Core Equity Opportunities Subaccount....      4,178,061     127,371,521        57,057,077       18,754,539
     MSF MetLife Asset Allocation 20 Subaccount.................      1,907,452      21,267,794         2,895,284        5,880,953
     MSF MetLife Asset Allocation 40 Subaccount.................      6,089,701      69,667,579        11,041,009       14,349,548
     MSF MetLife Asset Allocation 60 Subaccount.................     38,683,446     458,840,253        63,409,731       66,370,030
     MSF MetLife Asset Allocation 80 Subaccount.................     44,866,080     573,130,897        95,031,986       63,362,463
     MSF MetLife Mid Cap Stock Index Subaccount.................        944,850      14,827,600         3,329,805        2,372,965
     MSF MetLife Stock Index Subaccount.........................     17,821,047     623,629,152        69,571,192      114,134,780
     MSF MFS Total Return Subaccount............................      2,054,386     294,699,882        31,729,539       57,762,715
     MSF MFS Value Subaccount...................................      8,305,126     121,155,322        18,640,234       21,154,309
     MSF MSCI EAFE Index Subaccount.............................      3,888,648      59,502,166         2,448,762        5,360,257
     MSF Neuberger Berman Genesis Subaccount....................      2,865,343      41,974,375         1,142,639        9,511,695
     MSF Russell 2000 Index Subaccount..........................      5,470,780      80,605,634         9,817,418       12,907,213
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,650,810      50,098,003        10,008,200       10,112,930
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,402,843      87,531,747        16,223,847       14,462,057
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................     12,787,840     165,489,092       158,787,038       26,739,950
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      6,411,607      76,630,315         9,571,172       15,742,266

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     Pioneer VCT Mid Cap Value Subaccount.......................        960,478       19,085,528        1,815,494        4,374,274
     Pioneer VCT Real Estate Shares Subaccount..................        460,067        8,537,443        2,193,720        1,804,709
     TAP 1919 Variable Socially Responsive Balanced
       Subaccount...............................................      1,315,931       32,624,819        2,803,521        4,827,164
     UIF Growth Subaccount......................................        229,229        4,632,499        1,184,526        1,115,949

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         433,718          842,863         973,382        1,145,362       2,919,559        3,888,953
Units issued and transferred
   from other funding options....          16,714            8,029          17,163          147,172         770,840          509,746
Units redeemed and transferred to
   other funding options.........        (48,035)        (417,174)       (200,200)        (319,152)       (894,985)      (1,479,140)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         402,397          433,718         790,345          973,382       2,795,414        2,919,559
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       43,593,647       50,715,493          620,815          785,948
Units issued and transferred
   from other funding options....        1,145,866        2,049,606           39,344           66,178
Units redeemed and transferred to
   other funding options.........      (7,726,016)      (9,171,452)        (164,468)        (231,311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       37,013,497       43,593,647          495,691          620,815
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2016             2015
                                   ---------------  ---------------

Units beginning of year..........      103,574,782      122,112,054
Units issued and transferred
   from other funding options....        2,985,402        4,087,732
Units redeemed and transferred to
   other funding options.........     (16,805,003)     (22,625,004)
                                   ---------------  ---------------
Units end of year................       89,755,181      103,574,782
                                   ===============  ===============


                                     AMERICAN FUNDS GROWTH-INCOME      DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       96,683,093      114,152,086        2,998,177        3,517,796
Units issued and transferred
   from other funding options....        2,630,261        4,047,386          156,661           61,518
Units redeemed and transferred to
   other funding options.........     (16,287,210)     (21,516,379)        (390,498)        (581,137)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       83,026,144       96,683,093        2,764,340        2,998,177
                                   ===============  ===============  ===============  ===============


                                      DEUTSCHE II GOVERNMENT &
                                          AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,061,094        2,276,924        1,750,951        2,326,077
Units issued and transferred
   from other funding options....          131,560          179,781           60,584           75,880
Units redeemed and transferred to
   other funding options.........        (295,713)        (395,611)        (380,012)        (651,006)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,896,941        2,061,094        1,431,523        1,750,951
                                   ===============  ===============  ===============  ===============


                                                DREYFUS
                                      SOCIALLY RESPONSIBLE GROWTH        FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          253,443          380,167       82,770,515       92,864,202
Units issued and transferred
   from other funding options....            5,593           20,569        3,516,391        4,551,613
Units redeemed and transferred to
   other funding options.........          (6,138)        (147,293)     (12,832,376)     (14,645,300)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          252,898          253,443       73,454,530       82,770,515
                                   ===============  ===============  ===============  ===============

                                             FIDELITY VIP
                                     DYNAMIC CAPITAL APPRECIATION        FIDELITY VIP EQUITY-INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........          934,036         1,011,331       52,549,940        58,365,899
Units issued and transferred
   from other funding options....            6,473           361,296        1,483,731         1,580,356
Units redeemed and transferred to
   other funding options.........        (114,211)         (438,591)      (6,391,332)       (7,396,315)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................          826,298           934,036       47,642,339        52,549,940
                                   ===============  ================  ===============  ================



                                       FIDELITY VIP FREEDOM 2020          FIDELITY VIP FREEDOM 2025
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016           2015 (a)
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            42,288               --          104,718                --
Units issued and transferred
   from other funding options....           276,435           42,332          121,655           104,821
Units redeemed and transferred to
   other funding options.........          (76,043)             (44)         (44,732)             (103)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................           242,680           42,288          181,641           104,718
                                   ================  ===============  ===============  ================



                                       FIDELITY VIP FREEDOM 2030          FIDELITY VIP FREEDOM 2040
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016            2015 (A)
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........           240,061               --             4,565               --
Units issued and transferred
   from other funding options....            59,702          240,091            29,405            4,586
Units redeemed and transferred to
   other funding options.........           (1,066)             (30)           (7,591)             (21)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................           298,697          240,061            26,379            4,565
                                   ================  ===============  ================  ===============


                                      FIDELITY VIP FREEDOM 2050        FIDELITY VIP FUNDSMANAGER 60%
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016           2015 (a)            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,194               --       43,562,575        3,719,213
Units issued and transferred
   from other funding options....           18,744            3,028        4,795,740       40,373,616
Units redeemed and transferred to
   other funding options.........          (1,201)            (834)      (1,465,717)        (530,254)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,737            2,194       46,892,598       43,562,575
                                   ===============  ===============  ===============  ===============



                                       FIDELITY VIP HIGH INCOME            FIDELITY VIP MID CAP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,309,633        7,082,915       78,497,047       88,269,188
Units issued and transferred
   from other funding options....          316,553          199,182        3,852,517        4,405,175
Units redeemed and transferred to
   other funding options.........        (799,536)        (972,464)     (11,516,530)     (14,177,316)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,826,650        6,309,633       70,833,034       78,497,047
                                   ===============  ===============  ===============  ===============


                                                                                FTVIPT
                                     FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       11,175,992      13,052,798        9,109,098       11,130,280
Units issued and transferred
   from other funding options....          382,854         441,808          169,298          291,148
Units redeemed and transferred to
   other funding options.........      (2,057,291)     (2,318,614)      (1,932,675)      (2,312,330)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        9,501,555      11,175,992        7,345,721        9,109,098
                                   ===============  ==============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                FTVIPT                        FTVIPT FRANKLIN
                                     FRANKLIN RISING DIVIDENDS VIP       SMALL-MID CAP GROWTH VIP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,513,466        9,499,985       13,151,027       15,338,031
Units issued and transferred
   from other funding options....          947,508          328,618          548,358          737,491
Units redeemed and transferred to
   other funding options.........      (2,271,312)      (2,315,137)      (2,058,524)      (2,924,495)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,189,662        7,513,466       11,640,861       13,151,027
                                   ===============  ===============  ===============  ===============


                                          FTVIPT TEMPLETON
                                       DEVELOPING MARKETS VIP          FTVIPT TEMPLETON FOREIGN VIP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        9,114,020       10,086,656       37,823,632       42,645,501
Units issued and transferred
   from other funding options....        1,227,892        1,027,745        3,100,044        4,414,237
Units redeemed and transferred to
   other funding options.........      (2,013,051)      (2,000,381)      (6,991,659)      (9,236,106)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,328,861        9,114,020       33,932,017       37,823,632
                                   ===============  ===============  ===============  ===============



                                         INVESCO V.I. COMSTOCK       INVESCO V.I. DIVERSIFIED DIVIDEND
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        3,897,706        4,455,900           764,684          832,783
Units issued and transferred
   from other funding options....           57,794           23,891            68,412           61,656
Units redeemed and transferred to
   other funding options.........        (613,337)        (582,085)         (170,627)        (129,755)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        3,342,163        3,897,706           662,469          764,684
                                   ===============  ===============   ===============  ===============

                                    INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                              SUBACCOUNT                          SUBACCOUNT
                                   ---------------------------------  ----------------------------------
                                         2016              2015              2016             2015
                                   ----------------  ---------------   ---------------  ---------------

Units beginning of year..........        25,216,381       30,474,326         7,219,285        8,543,666
Units issued and transferred
   from other funding options....           593,218        1,508,223           671,161          625,531
Units redeemed and transferred to
   other funding options.........       (4,495,556)      (6,766,168)       (1,722,960)      (1,949,912)
                                   ----------------  ---------------   ---------------  ---------------
Units end of year................        21,314,043       25,216,381         6,167,486        7,219,285
                                   ================  ===============   ===============  ===============


                                    INVESCO V.I. MANAGED VOLATILITY      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016            2015              2016              2015
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........          572,546          663,209         1,204,868         1,281,929
Units issued and transferred
   from other funding options....           39,256           95,076            87,833           109,011
Units redeemed and transferred to
   other funding options.........        (131,877)        (185,739)         (331,870)         (186,072)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................          479,925          572,546           960,831         1,204,868
                                   ===============  ===============  ================  ================


                                         JANUS ASPEN ENTERPRISE            JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2016              2015              2016              2015
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         7,987,829         9,230,937           539,820           634,971
Units issued and transferred
   from other funding options....           552,187           473,648            27,899            38,064
Units redeemed and transferred to
   other funding options.........       (1,372,216)       (1,716,756)         (125,714)         (133,215)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         7,167,800         7,987,829           442,005           539,820
                                   ================  ================  ================  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       23,066,962      25,235,388     167,403,724      192,876,953      123,885,127     144,399,729
Units issued and transferred
   from other funding options....        2,291,160       2,343,364       5,942,521        6,482,210        1,977,149       2,202,697
Units redeemed and transferred to
   other funding options.........      (4,093,381)     (4,511,790)    (23,402,967)     (31,955,439)     (17,498,041)    (22,717,299)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       21,264,741      23,066,962     149,943,278      167,403,724      108,364,235     123,885,127
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY        VARIABLE LARGE CAP GROWTH        VARIABLE LARGE CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015             2016            2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      54,421,552       63,992,104       42,889,895      49,849,619      57,721,574       66,183,724
Units issued and transferred
   from other funding options....       1,342,967        3,710,723        1,944,297       2,004,538       2,045,414        1,390,697
Units redeemed and transferred to
   other funding options.........     (8,112,496)     (13,281,275)      (6,724,857)     (8,964,262)     (7,886,784)      (9,852,847)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      47,652,023       54,421,552       38,109,335      42,889,895      51,880,204       57,721,574
                                   ==============  ===============  ===============  ==============  ==============  ===============

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE                   LMPVET QS
                                            VARIABLE MID CAP             VARIABLE SMALL CAP GROWTH     VARIABLE CONSERVATIVE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      13,634,362       15,892,449      19,565,583      22,972,604      26,949,264      31,787,275
Units issued and transferred
   from other funding options......         385,546          545,267         804,204       1,335,231         316,041         470,702
Units redeemed and transferred to
   other funding options...........     (1,847,520)      (2,803,354)     (3,218,883)     (4,742,252)     (4,190,546)     (5,308,713)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      12,172,388       13,634,362      17,150,904      19,565,583      23,074,759      26,949,264
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                                LMPVET QS                        LMPVET QS
                                             VARIABLE GROWTH             VARIABLE MODERATE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       13,074,765      14,489,682      18,733,090       21,841,591
Units issued and transferred
   from other funding options......           63,168         121,611         149,412          187,364
Units redeemed and transferred to
   other funding options...........      (1,395,438)     (1,536,528)     (1,780,249)      (3,295,865)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,742,495      13,074,765      17,102,253       18,733,090
                                     ===============  ==============  ==============  ===============



                                     LMPVIT WESTERN ASSET CORE PLUS
                                               SUBACCOUNT
                                     -------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      32,101,360      37,890,107
Units issued and transferred
   from other funding options......       1,346,090       1,327,737
Units redeemed and transferred to
   other funding options...........     (5,124,523)     (7,116,484)
                                     --------------  --------------
Units end of year..................      28,322,927      32,101,360
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                        LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                   VARIABLE GLOBAL HIGH YIELD BOND         BALANCED ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   ---------------  ---------------

Units beginning of year..........        3,405,003       4,116,947         3,593,345        3,198,147
Units issued and transferred
   from other funding options....          139,391         170,707         2,921,381          986,660
Units redeemed and transferred to
   other funding options.........        (734,076)       (882,651)       (2,769,363)        (591,462)
                                   ---------------  --------------   ---------------  ---------------
Units end of year................        2,810,318       3,405,003         3,745,363        3,593,345
                                   ===============  ==============   ===============  ===============


                                         MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION                MODERATE ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,633,410        2,717,215        2,284,599        2,152,245
Units issued and transferred
   from other funding options....          374,571          467,527          273,378          395,928
Units redeemed and transferred to
   other funding options.........        (400,282)        (551,332)        (480,948)        (263,574)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,607,699        2,633,410        2,077,029        2,284,599
                                   ===============  ===============  ===============  ===============


                                                                               MIST CLARION
                                      MIST BLACKROCK HIGH YIELD             GLOBAL REAL ESTATE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       30,089,681       36,693,530       50,678,041       58,479,092
Units issued and transferred
   from other funding options....        3,818,695        4,014,633        3,930,616        4,402,558
Units redeemed and transferred to
   other funding options.........      (7,629,635)     (10,618,482)      (9,145,299)     (12,203,609)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       26,278,741       30,089,681       45,463,358       50,678,041
                                   ===============  ===============  ===============  ===============

                                          MIST CLEARBRIDGE                MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH                  INTERNATIONAL                MIST INVESCO COMSTOCK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       74,168,853      83,295,458      31,636,054       34,506,428       97,875,599     114,273,627
Units issued and transferred
   from other funding options....        4,331,426      10,418,908       3,162,843        4,108,689        2,396,325       3,217,680
Units redeemed and transferred to
   other funding options.........     (13,819,981)    (19,545,513)     (7,639,439)      (6,979,063)     (16,358,704)    (19,615,708)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       64,680,298      74,168,853      27,159,458       31,636,054       83,913,220      97,875,599
                                   ===============  ==============  ==============  ===============  ===============  ==============



                                     MIST INVESCO MID CAP VALUE       MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       27,773,801       33,040,249       5,777,662        5,841,705
Units issued and transferred
   from other funding options....        1,459,759        1,822,018         682,133        1,562,549
Units redeemed and transferred to
   other funding options.........      (4,132,832)      (7,088,466)     (1,457,871)      (1,626,592)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       25,100,728       27,773,801       5,001,924        5,777,662
                                   ===============  ===============  ==============  ===============



                                     MIST JPMORGAN SMALL CAP VALUE
                                              SUBACCOUNT
                                   --------------------------------
                                         2016            2015
                                   ---------------  ---------------

Units beginning of year..........        5,524,272        6,763,553
Units issued and transferred
   from other funding options....          787,188          832,699
Units redeemed and transferred to
   other funding options.........      (1,246,816)      (2,071,980)
                                   ---------------  ---------------
Units end of year................        5,064,644        5,524,272
                                   ===============  ===============

                                             MIST LOOMIS                   MIST MET/ABERDEEN                 MIST MET/EATON
                                        SAYLES GLOBAL MARKETS           EMERGING MARKETS EQUITY            VANCE FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      19,556,931       21,660,824       20,803,894      23,705,249        3,452,793       3,823,833
Units issued and transferred
   from other funding options....         703,919          695,185        1,141,915       2,301,875          252,806         612,752
Units redeemed and transferred to
   other funding options.........     (2,650,576)      (2,799,078)      (4,311,897)     (5,203,230)      (1,272,116)       (983,792)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      17,610,274       19,556,931       17,633,912      20,803,894        2,433,483       3,452,793
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                         MIST MET/WELLINGTON                 MIST METLIFE                     MIST METLIFE
                                         LARGE CAP RESEARCH              ASSET ALLOCATION 100           MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      24,145,925       28,125,928      43,198,777       45,212,729            2,641           1,008
Units issued and transferred
   from other funding options....         369,875          865,361       2,417,208        2,780,860            7,543           3,167
Units redeemed and transferred to
   other funding options.........     (3,981,709)      (4,845,364)     (6,253,485)      (4,794,812)            (789)         (1,534)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      20,534,091       24,145,925      39,362,500       43,198,777            9,395           2,641
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                      MIST METLIFE SMALL CAP VALUE    MIST MFS RESEARCH INTERNATIONAL
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      54,080,595       63,208,688       41,917,165      46,101,233
Units issued and transferred
   from other funding options......       1,801,393        2,668,018        2,531,592       3,231,900
Units redeemed and transferred to
   other funding options...........     (8,071,176)     (11,796,111)      (7,708,524)     (7,415,968)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      47,810,812       54,080,595       36,740,233      41,917,165
                                     ==============  ===============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016            2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       5,073,086        5,743,592     223,372,532      249,440,312
Units issued and transferred
   from other funding options......         424,644          551,051       7,725,204        9,496,724
Units redeemed and transferred to
   other funding options...........     (1,116,613)      (1,221,557)    (31,892,226)     (35,564,504)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       4,381,117        5,073,086     199,205,510      223,372,532
                                     ==============  ===============  ==============  ===============


                                               MIST PIMCO
                                        INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      39,426,607       47,696,077      125,500,853     150,568,606
Units issued and transferred
   from other funding options......       2,833,834        3,936,590        6,557,358       8,290,093
Units redeemed and transferred to
   other funding options...........     (6,952,634)     (12,206,060)     (23,068,332)    (33,357,846)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      35,307,807       39,426,607      108,989,879     125,500,853
                                     ==============  ===============  ===============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                 MIST SSGA
                                        MIST PYRAMIS MANAGED RISK          GROWTH AND INCOME ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............            1,566             992       75,897,851      82,493,632
Units issued and transferred
   from other funding options......              832             805        2,278,974       2,378,137
Units redeemed and transferred to
   other funding options...........               --           (231)      (8,795,575)     (8,973,918)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................            2,398           1,566       69,381,250      75,897,851
                                     ===============  ==============  ===============  ==============


                                                                            MIST T. ROWE PRICE              MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      98,530,509      107,020,440     215,108,437     246,029,179         890,955       1,048,455
Units issued and transferred
   from other funding options......       3,624,499        3,793,017       6,948,699      10,444,372          30,563          84,715
Units redeemed and transferred to
   other funding options...........    (11,010,648)     (12,282,948)    (33,779,177)    (41,365,114)       (362,321)       (242,215)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      91,144,360       98,530,509     188,277,959     215,108,437         559,197         890,955
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............         302,631         367,876
Units issued and transferred
   from other funding options......           4,893           7,272
Units redeemed and transferred to
   other funding options...........        (32,839)        (72,517)
                                     --------------  --------------
Units end of year..................         274,685         302,631
                                     ==============  ==============

                                              MSF BARCLAYS
                                          AGGREGATE BOND INDEX           MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      28,582,132       31,665,367      101,411,127     116,573,933
Units issued and transferred
   from other funding options......       1,806,333        1,233,724        7,043,616       6,484,501
Units redeemed and transferred to
   other funding options...........     (4,460,848)      (4,316,959)     (18,632,893)    (21,647,307)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      25,927,617       28,582,132       89,821,850     101,411,127
                                     ==============  ===============  ===============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION         MSF BLACKROCK LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016             2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     102,258,198      116,660,042       6,317,929        7,271,879
Units issued and transferred
   from other funding options......       1,850,151        3,904,460         471,889          312,849
Units redeemed and transferred to
   other funding options...........    (13,874,357)     (18,306,304)     (1,256,775)      (1,266,799)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,233,992      102,258,198       5,533,043        6,317,929
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK
                                          ULTRA-SHORT TERM BOND         MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      207,458,223     228,692,218       53,062,687      59,828,713
Units issued and transferred
   from other funding options......       85,385,618     143,320,829        1,910,698       3,088,415
Units redeemed and transferred to
   other funding options...........    (101,353,505)   (164,554,824)      (8,203,496)     (9,854,441)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      191,490,336     207,458,223       46,769,889      53,062,687
                                     ===============  ==============  ===============  ==============

                                                                               MSF LOOMIS
                                          MSF JENNISON GROWTH             SAYLES SMALL CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015              2016            2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      255,430,902      283,460,406          133,839         146,236
Units issued and transferred
   from other funding options....        6,886,091        7,823,483           29,296           4,178
Units redeemed and transferred to
   other funding options.........     (31,982,587)     (35,852,987)         (37,509)        (16,575)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      230,334,406      255,430,902          125,626         133,839
                                   ===============  ===============  ===============  ==============


                                           MSF MET/ARTISAN                 MSF MET/DIMENSIONAL
                                            MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          516,603         599,313          749,110          750,406
Units issued and transferred
   from other funding options....           44,521             803           59,438          204,958
Units redeemed and transferred to
   other funding options.........         (73,247)        (83,513)        (534,608)        (206,254)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          487,877         516,603          273,940          749,110
                                   ===============  ==============  ===============  ===============


                                         MSF MET/WELLINGTON               MSF MET/WELLINGTON
                                              BALANCED                 CORE EQUITY OPPORTUNITIES
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------

Units beginning of year..........       72,571,267      78,788,126       44,358,088      53,012,778
Units issued and transferred
   from other funding options....        2,878,958       3,113,140       16,381,725       1,165,930
Units redeemed and transferred to
   other funding options.........     (10,858,980)     (9,329,999)      (8,513,261)     (9,820,620)
                                   ---------------  --------------  ---------------  --------------
Units end of year................       64,591,245      72,571,267       52,226,552      44,358,088
                                   ===============  ==============  ===============  ==============

                                              MSF METLIFE                        MSF METLIFE
                                          ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       17,745,651        21,756,153       54,365,636       62,281,508
Units issued and transferred
   from other funding options....        1,266,156         1,472,533        3,703,438        6,873,676
Units redeemed and transferred to
   other funding options.........      (4,303,562)       (5,483,035)     (10,526,809)     (14,789,548)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       14,708,245        17,745,651       47,542,265       54,365,636
                                   ===============  ================  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      351,132,615      393,087,875      438,830,497      469,940,862
Units issued and transferred
   from other funding options....       15,168,468       18,508,983       18,379,097       24,760,375
Units redeemed and transferred to
   other funding options.........     (53,287,982)     (60,464,243)     (50,355,685)     (55,870,740)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      313,013,101      351,132,615      406,853,909      438,830,497
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE
                                         MID CAP STOCK INDEX              MSF METLIFE STOCK INDEX
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,349,197        8,659,503      444,545,333      512,472,472
Units issued and transferred
   from other funding options....        1,165,755        1,291,399       19,831,419       22,913,339
Units redeemed and transferred to
   other funding options.........      (1,563,956)      (1,601,705)     (64,632,208)     (90,840,478)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,950,996        8,349,197      399,744,544      444,545,333
                                   ===============  ===============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                          MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............      157,676,884     181,477,236      61,186,657       71,426,723
Units issued and transferred
   from other funding options......        5,999,001       6,557,260       3,397,015        3,398,881
Units redeemed and transferred to
   other funding options...........     (25,601,136)    (30,357,612)    (10,183,523)     (13,638,947)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................      138,074,749     157,676,884      54,400,150       61,186,657
                                     ===============  ==============  ==============  ===============



                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      24,065,038       25,971,462      25,655,787      30,031,861      25,834,307      27,782,287
Units issued and transferred
   from other funding options......       1,427,810        1,180,869         723,420       1,337,705       1,553,788       1,391,372
Units redeemed and transferred to
   other funding options...........     (3,318,774)      (3,087,293)     (4,015,807)     (5,713,779)     (3,896,413)     (3,339,352)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      22,174,074       24,065,038      22,363,400      25,655,787      23,491,682      25,834,307
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MSF T. ROWE PRICE
                                           LARGE CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      29,861,303      33,034,416
Units issued and transferred
   from other funding options......       2,369,564       4,269,320
Units redeemed and transferred to
   other funding options...........     (5,543,050)     (7,442,433)
                                     --------------  --------------
Units end of year..................      26,687,817      29,861,303
                                     ==============  ==============

                                                                             MSF WESTERN ASSET
                                          MSF T. ROWE PRICE                MANAGEMENT STRATEGIC
                                          SMALL CAP GROWTH                  BOND OPPORTUNITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,060,640       50,212,351       19,595,073       23,348,172
Units issued and transferred
   from other funding options....        2,529,356        3,538,349       18,283,279        1,028,130
Units redeemed and transferred to
   other funding options.........      (7,090,334)      (7,690,060)      (5,411,306)      (4,781,229)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       41,499,662       46,060,640       32,467,046       19,595,073
                                   ===============  ===============  ===============  ===============



                                          MSF WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT         PIONEER VCT MID CAP VALUE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       53,614,394       64,344,337        9,348,957       11,449,417
Units issued and transferred
   from other funding options....        7,017,275        3,839,656          311,519          460,262
Units redeemed and transferred to
   other funding options.........     (11,485,160)     (14,569,599)      (1,866,877)      (2,560,722)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       49,146,509       53,614,394        7,793,599        9,348,957
                                   ===============  ===============  ===============  ===============



                                                                             TAP 1919 VARIABLE
                                    PIONEER VCT REAL ESTATE SHARES     SOCIALLY RESPONSIVE BALANCED
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,872,791        3,456,891       13,640,111       15,783,435
Units issued and transferred
   from other funding options....          190,008          231,453          266,912          407,383
Units redeemed and transferred to
   other funding options.........        (574,929)        (815,553)      (1,890,524)      (2,550,707)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,487,870        2,872,791       12,016,499       13,640,111
                                   ===============  ===============  ===============  ===============

                                               UIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............       2,947,999       3,258,928
Units issued and transferred
   from other funding options......          91,224         138,111
Units redeemed and transferred to
   other funding options...........       (434,087)       (449,040)
                                     --------------  --------------
Units end of year..................       2,605,136       2,947,999
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO         NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  AB Global Thematic Growth     2016       402,397    0.95 - 0.99         395,223        --         1.65 - 1.90      (2.74) - (2.50)
     Subaccount                 2015       433,718    0.98 - 1.01         437,107        --         1.65 - 1.90          0.72 - 0.97
                                2014       842,863    0.97 - 1.00         831,818        --         1.65 - 1.90          2.83 - 3.09
                                2013       939,841    0.94 - 0.97         901,277      0.02         1.65 - 1.90        20.61 - 20.92
                                2012     1,104,786    0.78 - 0.80         878,354        --         1.65 - 1.90        11.10 - 11.38

  Alger Capital Appreciation    2016       790,345    2.43 - 3.19       2,393,354        --         1.55 - 2.65      (2.40) - (1.32)
     Subaccount                 2015       973,382    2.48 - 3.24       2,984,795        --         1.55 - 2.65          3.14 - 4.28
                                2014     1,145,362    2.40 - 3.10       3,369,272        --         1.55 - 2.65        10.48 - 11.70
                                2013     1,275,479    2.17 - 2.78       3,363,995      0.10         1.55 - 2.65        31.27 - 32.72
                                2012     1,645,523    1.66 - 2.09       3,300,965      0.46         1.55 - 2.65        14.79 - 16.07

  American Funds Bond           2016     2,795,414    1.64 - 1.81       4,872,464      1.59         1.40 - 1.90          1.01 - 1.51
     Subaccount                 2015     2,919,559    1.62 - 1.78       5,024,441      1.54         1.40 - 1.90      (1.61) - (1.12)
                                2014     3,888,953    1.65 - 1.80       6,766,160      1.81         1.40 - 1.90          3.30 - 3.81
                                2013     4,603,974    1.59 - 1.73       7,716,511      1.60         1.40 - 1.90      (4.00) - (3.52)
                                2012     6,125,338    1.66 - 1.80      10,642,898      2.46         1.40 - 1.90          3.38 - 3.90

  American Funds Global         2016    37,013,497    1.96 - 3.07      94,479,486      0.88         0.30 - 2.60        (1.96) - 0.32
     Growth Subaccount          2015    43,593,647    1.98 - 3.10     112,218,439      0.97         0.30 - 2.60          4.19 - 6.62
                                2014    50,715,493    1.89 - 2.95     124,133,870      1.10         0.30 - 2.60        (0.31) - 2.01
                                2013    61,715,610    1.88 - 2.93     150,574,183      1.20         0.30 - 2.60        25.86 - 28.79
                                2012    74,340,049    1.48 - 2.31     143,143,628      0.84         0.30 - 2.60        19.40 - 22.19

  American Funds Global Small   2016       495,691    3.34 - 3.66       1,744,804      0.23         1.40 - 1.90          0.18 - 0.68
     Capitalization Subaccount  2015       620,815    3.33 - 3.64       2,173,442        --         1.40 - 1.90      (1.62) - (1.13)
                                2014       785,948    3.39 - 3.68       2,794,308      0.11         1.40 - 1.90          0.20 - 0.70
                                2013     1,010,185    3.38 - 3.65       3,564,842      0.86         1.40 - 1.90        25.87 - 26.50
                                2012     1,174,553    2.68 - 2.89       3,283,267      1.34         1.40 - 1.90        15.94 - 16.53

  American Funds Growth         2016    89,755,181    1.81 - 3.03     227,525,831      0.75         0.30 - 2.70          6.57 - 9.16
     Subaccount                 2015   103,574,782    1.70 - 2.82     244,016,695      0.57         0.30 - 2.70          4.01 - 6.54
                                2014   122,112,054    1.63 - 2.68     273,472,215      0.73         0.30 - 2.70          5.62 - 8.18
                                2013   154,846,650    1.55 - 2.51     325,074,327      0.90         0.30 - 2.70        26.64 - 29.71
                                2012   187,729,621    1.22 - 1.96     309,138,975      0.76         0.30 - 2.70        14.74 - 17.54

  American Funds                2016    83,026,144    1.71 - 2.62     193,185,203      1.42         0.30 - 2.75         8.50 - 11.19
     Growth-Income Subaccount   2015    96,683,093    1.58 - 2.39     205,249,115      1.24         0.30 - 2.75        (1.30) - 1.15
                                2014   114,152,086    1.60 - 2.40     242,579,693      1.21         0.30 - 2.75         7.63 - 10.30
                                2013   142,763,134    1.49 - 2.21     279,010,804      1.29         0.30 - 2.75        29.88 - 33.10
                                2012   174,788,776    1.14 - 1.68     261,008,029      1.53         0.30 - 2.75        14.28 - 17.13

  Delaware VIP Small Cap        2016     2,764,340    3.25 - 5.85      11,287,261      0.98         0.30 - 1.30        29.71 - 31.01
     Value Subaccount           2015     2,998,177    2.48 - 4.48       9,400,488      0.73         0.30 - 1.30      (7.43) - (6.50)
                                2014     3,517,796    2.65 - 4.81      11,900,887      0.57         0.30 - 1.30          4.50 - 5.55
                                2013     4,830,286    2.51 - 4.57      15,302,896      0.72         0.30 - 1.30        31.78 - 33.11
                                2012     5,246,939    1.89 - 3.44      12,614,903      0.59         0.30 - 1.30        12.43 - 13.56

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          -------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                          ------------  -------------  --------------
  Deutsche II Government &          2016     1,896,941    1.09 - 1.26       2,265,390
     Agency Securities Subaccount   2015     2,061,094    1.11 - 1.27       2,487,768
                                    2014     2,276,924    1.14 - 1.30       2,817,918
                                    2013     2,830,693    1.12 - 1.26       3,417,259
                                    2012     4,017,203    1.19 - 1.32       5,114,710

  Deutsche II Small Mid Cap         2016     1,431,523    2.14 - 3.24       4,233,440
     Value Subaccount               2015     1,750,951    1.65 - 2.82       4,507,291
                                    2014     2,326,077    1.73 - 2.93       6,302,015
                                    2013     3,103,273    1.69 - 2.83       8,094,382
                                    2012     3,970,007    1.28 - 2.14       7,824,888

  Dreyfus Socially                  2016       252,898    1.66 - 2.14         503,431
     Responsible Growth Subaccount  2015       253,443    1.55 - 1.98         467,910
                                    2014       380,167    1.65 - 2.08         754,943
                                    2013       398,114    1.50 - 1.87         710,335
                                    2012       429,359    1.15 - 1.41         581,605

  Fidelity VIP Contrafund           2016    73,454,530    1.80 - 3.00     200,953,161
     Subaccount                     2015    82,770,515    1.71 - 2.82     213,090,938
                                    2014    92,864,202    1.74 - 2.85     240,965,803
                                    2013   108,680,474    1.60 - 2.59     255,326,876
                                    2012   123,668,052    1.25 - 2.01     224,167,053

  Fidelity VIP Dynamic              2016       826,298    1.66 - 2.94       1,801,247
     Capital Appreciation           2015       934,036    1.64 - 2.87       2,014,900
     Subaccount                     2014     1,011,331    1.64 - 2.85       2,212,496
                                    2013     1,197,666    1.51 - 2.59       2,445,391
                                    2012     1,416,012    1.11 - 1.88       2,129,562

  Fidelity VIP Equity-Income        2016    47,642,339    1.81 - 5.12     233,851,528
     Subaccount                     2015    52,549,940    1.57 - 4.40     220,784,877
                                    2014    58,365,899    1.67 - 4.64     257,632,017
                                    2013    63,687,670    1.56 - 4.32     261,131,881
                                    2012    69,667,292    1.22 - 3.41     224,230,879

  Fidelity VIP Freedom 2020         2016       242,680    1.68 - 1.85         425,855
     Subaccount                     2015        42,288    1.61 - 1.65          69,713
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016       181,641    1.77 - 1.89         335,281
     Subaccount                     2015       104,718    1.69 - 1.75         182,283
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016       298,697    1.76 - 1.94         561,340
     Subaccount                     2015       240,061    1.67 - 1.83         429,195
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016        26,379    2.33 - 2.49          62,152
     Subaccount                     2015         4,565    2.21 - 2.25          10,128
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016        19,737    2.38 - 2.54          47,803
     Subaccount                     2015         2,194    2.26 - 2.30           4,997
     (Commenced 5/1/2015)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Deutsche II Government &          2016      2.75         1.55 - 2.65      (1.85) - (0.76)
     Agency Securities Subaccount   2015      2.44         1.55 - 2.65      (2.97) - (1.90)
                                    2014      2.00         1.55 - 2.65          2.21 - 3.34
                                    2013      2.71         1.55 - 2.65      (5.78) - (4.74)
                                    2012      3.52         1.55 - 2.65        (0.21) - 0.90

  Deutsche II Small Mid Cap         2016      0.24         1.55 - 2.65        13.42 - 14.68
     Value Subaccount               2015        --         1.55 - 2.65      (4.77) - (3.72)
                                    2014      0.46         1.55 - 2.65          2.34 - 3.48
                                    2013      0.83         1.55 - 2.65        31.18 - 32.63
                                    2012      0.81         1.55 - 2.65        10.40 - 11.63

  Dreyfus Socially                  2016      1.02         1.55 - 2.65          7.20 - 8.38
     Responsible Growth Subaccount  2015      0.83         1.55 - 2.65      (5.94) - (4.90)
                                    2014      0.84         1.55 - 2.65        10.17 - 11.39
                                    2013      1.03         1.55 - 2.65        30.49 - 31.94
                                    2012      0.63         1.55 - 2.65          8.76 - 9.97

  Fidelity VIP Contrafund           2016      0.62         0.30 - 2.65          4.91 - 7.41
     Subaccount                     2015      0.79         0.30 - 2.65        (2.21) - 0.11
                                    2014      0.72         0.30 - 2.65         8.73 - 11.32
                                    2013      0.84         0.30 - 2.65        27.53 - 30.56
                                    2012      1.10         0.30 - 2.65        13.09 - 15.79

  Fidelity VIP Dynamic              2016      0.69         0.30 - 2.50          0.12 - 2.35
     Capital Appreciation           2015      0.55         0.30 - 2.50        (1.47) - 0.72
     Subaccount                     2014      0.20         0.30 - 2.50         7.93 - 10.33
                                    2013      0.12         0.30 - 2.50        34.84 - 37.84
                                    2012      0.53         0.30 - 2.50        19.22 - 21.88

  Fidelity VIP Equity-Income        2016      2.27         0.30 - 1.90        15.49 - 17.66
     Subaccount                     2015      3.07         0.30 - 1.90      (6.04) - (4.25)
                                    2014      2.77         0.30 - 1.90          6.44 - 8.39
                                    2013      2.47         0.30 - 1.90        25.42 - 27.76
                                    2012      3.06         0.30 - 1.90        14.84 - 16.95

  Fidelity VIP Freedom 2020         2016      1.67         0.30 - 1.15          4.59 - 5.49
     Subaccount                     2015      2.21         0.90 - 1.15      (4.96) - (4.81)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016      1.67         0.60 - 1.15          4.77 - 5.35
     Subaccount                     2015      4.15         0.80 - 1.15      (5.34) - (5.12)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016      1.34         0.30 - 1.15          5.16 - 6.06
     Subaccount                     2015      9.73         0.30 - 1.15      (5.97) - (5.43)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016      1.60         0.30 - 1.15          5.31 - 6.21
     Subaccount                     2015      3.45         0.90 - 1.15      (6.19) - (6.04)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016      3.14         0.30 - 1.15          5.34 - 6.24
     Subaccount                     2015      3.42         0.90 - 1.15      (6.24) - (6.09)
     (Commenced 5/1/2015)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                          UNITS      HIGHEST ($)     ASSETS ($)
                                      ------------  -------------  --------------
  Fidelity VIP FundsManager     2016    46,892,598  12.50 - 14.26     593,192,621
     60% Subaccount             2015    43,562,575  12.19 - 13.70     537,008,428
     (Commenced 11/17/2014)     2014     3,719,213          12.62      46,949,186

  Fidelity VIP High Income      2016     5,826,650    1.90 - 3.36      19,469,815
     Subaccount                 2015     6,309,633    1.68 - 2.97      18,631,012
                                2014     7,082,915    1.77 - 3.12      21,901,589
                                2013     7,872,590    1.77 - 3.12      24,369,719
                                2012     8,865,709    1.69 - 2.98      26,193,581

  Fidelity VIP Mid Cap          2016    70,833,034    1.97 - 3.94     245,490,758
     Subaccount                 2015    78,497,047    1.80 - 3.55     246,200,236
                                2014    88,269,188    1.87 - 3.67     284,320,518
                                2013   101,839,154    1.80 - 3.51     312,221,233
                                2012   114,724,500    1.36 - 2.62     262,317,915

  FTVIPT Franklin Income VIP    2016     9,501,555    1.49 - 6.39      19,714,285
     Subaccount                 2015    11,175,992    1.34 - 5.68      21,261,003
                                2014    13,052,798    1.47 - 6.20      28,076,571
                                2013    17,033,712    1.45 - 6.01      36,879,662
                                2012    20,017,657    1.30 - 5.35      38,617,121

  FTVIPT Franklin Mutual        2016     7,345,721    1.91 - 2.18      14,806,916
     Shares VIP Subaccount      2015     9,109,098    1.68 - 1.91      16,047,671
                                2014    11,130,280    1.80 - 2.04      20,922,139
                                2013    14,194,716    1.71 - 1.93      25,274,641
                                2012    18,783,084    1.36 - 1.52      26,504,729

  FTVIPT Franklin Rising        2016     6,189,662    1.53 - 2.51      14,124,147
     Dividends VIP Subaccount   2015     7,513,466    1.56 - 2.20      15,073,297
                                2014     9,499,985    1.45 - 2.32      20,296,254
                                2013    12,034,304    1.59 - 2.16      24,118,817
                                2012    12,855,504    1.26 - 1.69      20,237,493

  FTVIPT Franklin Small-Mid     2016    11,640,861    1.42 - 2.61      23,462,681
     Cap Growth VIP Subaccount  2015    13,151,027    1.38 - 2.56      26,005,031
                                2014    15,338,031    1.45 - 2.67      31,983,347
                                2013    18,344,786    1.37 - 2.53      36,768,267
                                2012    21,757,192    1.01 - 1.87      32,196,686

  FTVIPT Templeton Developing   2016     8,328,861    1.48 - 2.48      14,638,051
     Markets VIP Subaccount     2015     9,114,020    1.28 - 2.14      13,806,146
                                2014    10,086,656    1.62 - 2.70      19,231,372
                                2013    11,016,768    1.80 - 2.99      23,212,625
                                2012    12,276,465    1.85 - 3.06      26,436,064

  FTVIPT Templeton Foreign      2016    33,932,017    1.14 - 2.12      55,454,715
     VIP Subaccount             2015    37,823,632    1.09 - 2.01      58,736,117
                                2014    42,645,501    1.20 - 2.19      72,158,890
                                2013    49,602,475    1.39 - 2.50      96,258,675
                                2012    59,299,810    1.16 - 2.07      95,361,211

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP FundsManager     2016      1.27         0.70 - 2.10           2.61 - 4.06
     60% Subaccount             2015      1.75         0.70 - 2.10       (1.68) - (0.29)
     (Commenced 11/17/2014)     2014      2.66                1.85                  0.55

  Fidelity VIP High Income      2016      5.27         0.95 - 1.30         13.13 - 13.52
     Subaccount                 2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                2014      5.49         0.95 - 1.30         (0.15) - 0.20
                                2013      5.60         0.95 - 1.30           4.58 - 4.95
                                2012      5.59         0.60 - 1.30         12.75 - 13.54

  Fidelity VIP Mid Cap          2016      0.31         0.30 - 2.65          9.00 - 11.59
     Subaccount                 2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                2014      0.02         0.30 - 2.65           3.26 - 5.71
                                2013      0.27         0.30 - 2.65         32.32 - 35.46
                                2012      0.37         0.30 - 2.65         11.55 - 14.22

  FTVIPT Franklin Income VIP    2016      4.99         1.30 - 2.55         11.15 - 12.55
     Subaccount                 2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                2014      5.23         1.30 - 2.60           1.93 - 3.26
                                2013      6.44         1.30 - 2.60         11.02 - 12.47
                                2012      6.43         1.30 - 2.60          9.75 - 11.19

  FTVIPT Franklin Mutual        2016      1.95         1.40 - 1.90         13.87 - 14.44
     Shares VIP Subaccount      2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                2014      1.94         1.40 - 1.90           5.11 - 5.63
                                2013      2.04         1.40 - 1.90         25.85 - 26.48
                                2012      1.96         1.40 - 1.90         12.08 - 12.65

  FTVIPT Franklin Rising        2016      1.41         1.50 - 3.05         12.56 - 14.31
     Dividends VIP Subaccount   2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                2014      1.34         1.50 - 3.05           5.46 - 7.10
                                2013      1.56         1.50 - 2.65         26.30 - 27.76
                                2012      1.62         1.50 - 2.65          9.02 - 10.29

  FTVIPT Franklin Small-Mid     2016        --         1.25 - 2.75           1.34 - 2.88
     Cap Growth VIP Subaccount  2015        --         1.25 - 2.75       (5.30) - (3.87)
                                2014        --         1.25 - 2.75           4.56 - 6.14
                                2013        --         1.25 - 2.75         34.41 - 36.44
                                2012        --         1.25 - 2.75           7.83 - 9.47

  FTVIPT Templeton Developing   2016      0.83         0.30 - 1.80         15.35 - 17.09
     Markets VIP Subaccount     2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                2014      1.48         0.30 - 1.80      (10.03) - (8.67)
                                2013      1.98         0.30 - 1.80       (2.69) - (1.22)
                                2012      1.40         0.30 - 1.80         11.13 - 12.82

  FTVIPT Templeton Foreign      2016      1.96         0.30 - 2.70           4.32 - 6.85
     VIP Subaccount             2015      3.24         0.30 - 2.70       (8.99) - (6.77)
                                2014      1.87         0.30 - 2.70     (13.50) - (11.40)
                                2013      2.37         0.30 - 2.70         19.70 - 22.60
                                2012      3.01         0.30 - 2.70         15.07 - 17.88

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                         UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  Invesco V.I. Comstock        2016     3,342,163    1.13 - 2.39       5,383,720      1.58         1.40 - 2.60         14.29 - 15.67
     Subaccount                2015     3,897,706    0.98 - 2.07       5,511,939      1.92         1.40 - 2.60       (8.40) - (7.29)
                               2014     4,455,900    1.06 - 2.24       6,878,913      1.26         1.40 - 2.60           6.58 - 7.87
                               2013     5,818,437    0.98 - 2.07       8,281,585      1.58         1.40 - 2.60         32.49 - 34.08
                               2012     7,161,636    0.73 - 1.55       7,826,903      1.69         1.40 - 2.60         16.16 - 17.57

  Invesco V.I. Diversified     2016       662,469    1.64 - 2.06       1,252,863      1.19         1.60 - 2.50         11.71 - 12.72
     Dividend Subaccount       2015       764,684    1.46 - 1.83       1,284,340      1.43         1.60 - 2.50         (0.70) - 0.20
                               2014       832,783    1.47 - 1.82       1,404,784      1.51         1.60 - 2.50          9.76 - 10.75
                               2013       983,199    1.33 - 1.64       1,508,707      1.98         1.60 - 2.50         27.54 - 28.69
                               2012     1,166,210    1.04 - 1.28       1,404,646      1.77         1.60 - 2.50         15.43 - 16.48

  Invesco V.I. Equity and      2016    21,314,043    2.25 - 2.41      49,784,834      1.62         1.40 - 1.90         12.67 - 13.24
     Income Subaccount         2015    25,216,381    2.00 - 2.13      52,124,645      2.21         1.40 - 1.90       (4.42) - (3.94)
                               2014    30,474,326    2.09 - 2.22      65,679,718      1.51         1.40 - 1.90           6.72 - 7.25
                               2013    38,518,228    1.96 - 2.07      77,591,291      1.45         1.40 - 1.90         22.54 - 23.15
                               2012    49,170,292    1.60 - 1.68      80,615,587      1.68         1.40 - 1.90         10.26 - 10.82

  Invesco V.I. Government      2016     6,167,486    1.01 - 1.56       7,417,830      1.73         1.40 - 2.50       (1.49) - (0.18)
     Securities Subaccount     2015     7,219,285    1.02 - 1.57       8,782,732      1.94         1.40 - 2.60       (2.51) - (1.05)
                               2014     8,543,666    1.05 - 1.58      10,593,179      2.85         1.40 - 2.60           1.22 - 2.69
                               2013    10,276,593    1.03 - 1.54      12,461,122      3.16         1.40 - 2.60       (5.35) - (3.98)
                               2012    13,042,147    1.09 - 1.60      16,856,929      2.85         1.40 - 2.60         (0.42) - 1.04

  Invesco V.I. Managed         2016       479,925    2.22 - 2.75       1,233,406      1.83         1.55 - 2.65           7.72 - 8.91
     Volatility Subaccount     2015       572,546    1.69 - 2.53       1,350,241      1.36         1.55 - 2.65       (4.71) - (3.66)
                               2014       663,209    1.78 - 2.62       1,632,992      2.80         1.55 - 2.65         17.42 - 18.71
                               2013       918,646    1.51 - 2.21       1,919,717      3.02         1.55 - 2.65           7.86 - 9.05
                               2012     1,026,009    1.40 - 2.03       1,966,140      3.17         1.55 - 2.65           0.88 - 2.00

  Invesco V.I. S&P 500 Index   2016       960,831    1.70 - 2.19       1,905,676      1.46         1.55 - 2.60           8.34 - 9.49
     Subaccount                2015     1,204,868    1.57 - 2.00       2,194,793      1.50         1.55 - 2.60       (1.81) - (0.77)
                               2014     1,281,929    1.59 - 2.02       2,376,295      1.57         1.55 - 2.60         10.06 - 11.22
                               2013     1,651,321    1.44 - 1.82       2,775,395      1.79         1.55 - 2.60         28.18 - 29.53
                               2012     2,132,423    1.12 - 1.40       2,789,479      1.71         1.55 - 2.60         12.54 - 13.73

  Janus Aspen Enterprise       2016     7,167,800    1.10 - 3.92      12,288,719      0.02         0.30 - 2.60          9.23 - 11.77
     Subaccount                2015     7,987,829    1.00 - 3.56      12,285,705      0.51         0.30 - 2.60           1.10 - 3.46
                               2014     9,230,937    0.98 - 3.49      13,633,114      0.03         0.30 - 2.60          9.36 - 11.91
                               2013    10,596,566    0.89 - 3.17      14,258,782      0.36         0.30 - 2.60         28.65 - 31.64
                               2012    13,439,690    0.69 - 2.44      13,564,824        --         0.30 - 2.60         13.97 - 16.64

  Janus Aspen Global Research  2016       442,005    1.11 - 1.80         675,764      0.93         0.30 - 1.30           0.50 - 1.51
     Subaccount                2015       539,820    1.10 - 1.77         803,814      0.53         0.30 - 1.30       (3.79) - (2.82)
                               2014       634,971    1.15 - 1.83         964,819      0.94         0.30 - 1.30           5.80 - 6.86
                               2013       798,297    1.08 - 1.71       1,151,374      1.09         0.30 - 1.30         26.42 - 27.69
                               2012       821,059    0.86 - 1.34         920,807      0.79         0.30 - 1.30         18.30 - 19.50

  Janus Aspen Overseas         2016    21,264,741    0.92 - 2.16      28,762,285      4.68         1.25 - 2.50       (9.01) - (7.87)
     Subaccount                2015    23,066,962    1.00 - 2.37      33,941,265      0.51         1.25 - 2.50      (11.06) - (9.94)
                               2014    25,235,388    1.12 - 2.66      41,260,094      2.99         1.25 - 2.50     (14.27) - (13.19)
                               2013    28,081,395    1.30 - 3.09      53,057,257      3.06         1.25 - 2.50         11.46 - 12.86
                               2012    32,661,250    1.16 - 2.77      54,579,707      0.61         1.25 - 2.50         10.37 - 11.77

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                         -----------  -------------  --------------
  LMPVET ClearBridge Variable      2016  149,943,278    1.85 - 3.12     328,523,979
     Aggressive Growth Subaccount  2015  167,403,724    1.86 - 3.14     368,227,608
                                   2014  192,876,953    1.92 - 3.26     439,598,703
                                   2013  230,124,058    1.62 - 2.75     443,416,713
                                   2012  276,489,134    1.11 - 1.86     366,326,724

  LMPVET ClearBridge Variable      2016  108,364,235    1.84 - 2.91     245,202,993
     Appreciation Subaccount       2015  123,885,127    1.72 - 2.69     259,099,416
                                   2014  144,399,729    1.74 - 2.69     301,511,929
                                   2013  171,514,828    1.61 - 2.45     327,510,422
                                   2012  209,159,554    0.79 - 1.91     312,282,413

  LMPVET ClearBridge Variable      2016   47,652,023    1.46 - 2.55      90,118,532
     Dividend Strategy Subaccount  2015   54,421,552    1.31 - 2.23      91,048,394
                                   2014   63,992,104    1.01 - 2.37     114,208,205
                                   2013   78,389,764    1.28 - 2.13     125,813,040
                                   2012   94,929,719    1.04 - 1.74     123,812,547

  LMPVET ClearBridge Variable      2016   38,109,335    1.84 - 3.52      89,099,797
     Large Cap Growth Subaccount   2015   42,889,895    1.74 - 3.30      94,894,567
                                   2014   49,849,619    1.61 - 3.02     101,931,592
                                   2013   59,527,149    1.44 - 2.67     108,269,810
                                   2012   72,914,920    1.07 - 1.95      98,033,854

  LMPVET ClearBridge Variable      2016   51,880,204    1.77 - 3.42     114,104,961
     Large Cap Value Subaccount    2015   57,721,574    1.60 - 3.05     114,052,269
                                   2014   66,183,724    1.59 - 3.15     136,570,924
                                   2013   76,780,219    1.46 - 2.84     143,905,517
                                   2012   91,023,321    1.14 - 2.16     131,281,736

  LMPVET ClearBridge Variable      2016   12,172,388    2.14 - 3.12      32,071,788
     Mid Cap Subaccount            2015   13,634,362    2.01 - 2.90      33,367,358
                                   2014   15,892,449    2.02 - 2.87      38,689,450
                                   2013   18,761,175    1.92 - 2.69      42,887,469
                                   2012   22,961,433    1.41 - 1.99      38,808,174

  LMPVET ClearBridge Variable      2016   17,150,904    1.92 - 3.66      44,384,618
     Small Cap Growth Subaccount   2015   19,565,583    1.86 - 3.52      48,622,214
                                   2014   22,972,604    1.99 - 3.75      60,699,074
                                   2013   28,785,296    1.96 - 3.67      74,135,000
                                   2012   31,622,684    1.36 - 2.54      56,626,804

  LMPVET QS Variable               2016   23,074,759    1.70 - 2.39      44,206,329
     Conservative Growth           2015   26,949,264    1.62 - 2.25      48,860,860
     Subaccount                    2014   31,787,275    1.67 - 2.30      59,118,500
                                   2013   37,872,131    1.62 - 2.22      67,949,518
                                   2012   44,938,353    1.43 - 1.95      70,946,364

  LMPVET QS Variable Growth        2016   11,742,495    1.60 - 2.20      20,311,234
     Subaccount                    2015   13,074,765    1.51 - 2.05      21,126,287
                                   2014   14,489,682    1.57 - 2.12      24,272,556
                                   2013   16,420,256    1.53 - 2.05      26,611,146
                                   2012   19,365,531    1.23 - 1.64      25,137,447

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  LMPVET ClearBridge Variable      2016      0.62         0.30 - 2.60        (1.65) - 0.90
     Aggressive Growth Subaccount  2015      0.33         0.30 - 2.60      (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65        16.94 - 20.03
                                   2013      0.25         0.30 - 2.65        43.52 - 47.34
                                   2012      0.38         0.30 - 2.65        15.34 - 18.37

  LMPVET ClearBridge Variable      2016      1.27         0.30 - 2.70          6.85 - 9.44
     Appreciation Subaccount       2015      1.14         0.30 - 2.70        (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70         8.04 - 10.66
                                   2013      1.15         0.30 - 2.70        26.54 - 29.61
                                   2012      1.49         0.30 - 2.70         0.00 - 15.60

  LMPVET ClearBridge Variable      2016      1.42         0.30 - 2.75         9.76 - 66.26
     Dividend Strategy Subaccount  2015      1.61         0.30 - 2.75      (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75         8.44 - 13.27
                                   2013      1.50         0.30 - 2.70        22.34 - 25.56
                                   2012      2.70         0.30 - 2.70        11.02 - 13.86

  LMPVET ClearBridge Variable      2016      0.50         0.30 - 2.70          4.53 - 7.07
     Large Cap Growth Subaccount   2015      0.46         0.30 - 2.70          6.87 - 9.46
                                   2014      0.50         0.30 - 2.70        10.95 - 13.65
                                   2013      0.49         0.30 - 2.70        34.19 - 37.44
                                   2012      0.65         0.30 - 2.70        17.13 - 19.99

  LMPVET ClearBridge Variable      2016      1.51         0.30 - 2.60        10.10 - 12.66
     Large Cap Value Subaccount    2015      1.40         0.30 - 2.60      (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70         8.73 - 11.37
                                   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                   2012      2.19         0.30 - 2.70        13.39 - 16.15

  LMPVET ClearBridge Variable      2016      0.87         1.30 - 2.70          6.43 - 7.93
     Mid Cap Subaccount            2015      0.06         1.30 - 2.70        (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70          5.24 - 6.72
                                   2013      0.13         1.30 - 2.70        33.71 - 35.59
                                   2012      0.81         1.30 - 2.70        14.74 - 16.37

  LMPVET ClearBridge Variable      2016        --         0.30 - 2.60          3.09 - 5.49
     Small Cap Growth Subaccount   2015        --         0.30 - 2.60      (6.83) - (4.66)
                                   2014        --         0.30 - 2.60          1.41 - 3.77
                                   2013      0.05         0.30 - 2.60        43.28 - 46.61
                                   2012      0.33         0.30 - 2.60        16.35 - 19.07

  LMPVET QS Variable               2016      2.28         1.17 - 1.90          5.41 - 6.18
     Conservative Growth           2015      1.90         1.17 - 1.90      (3.05) - (2.33)
     Subaccount                    2014      2.36         1.17 - 1.90          2.93 - 3.69
                                   2013      1.96         1.17 - 1.90        13.16 - 13.99
                                   2012      2.54         1.17 - 1.90        10.96 - 11.77

  LMPVET QS Variable Growth        2016      1.41         1.17 - 1.90          6.46 - 7.24
     Subaccount                    2015      1.32         1.17 - 1.90      (4.07) - (3.37)
                                   2014      1.71         1.17 - 1.90          2.72 - 3.47
                                   2013      1.60         1.17 - 1.90        24.12 - 25.03
                                   2012      1.69         1.17 - 1.90        13.70 - 14.53

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  LMPVET QS Variable Moderate    2016    17,102,253    1.65 - 2.17      30,093,587
     Growth Subaccount           2015    18,733,090    1.56 - 2.04      30,991,123
                                 2014    21,841,591    1.62 - 2.10      37,227,976
                                 2013    25,062,174    1.57 - 2.02      41,240,143
                                 2012    29,657,743    1.31 - 1.68      40,633,478

  LMPVIT Western Asset Core      2016    28,322,927    1.65 - 3.02      60,157,955
     Plus Subaccount             2015    32,101,360    1.62 - 2.92      66,305,234
                                 2014    37,890,107    1.61 - 2.92      78,692,683
                                 2013    44,750,902    1.65 - 2.96      94,954,012
                                 2012    54,128,179    1.54 - 2.75     106,932,282

  LMPVIT Western Asset           2016     2,810,318    1.44 - 2.47       5,438,686
     Variable Global High Yield  2015     3,405,003    1.28 - 2.17       5,805,010
     Bond Subaccount             2014     4,116,947    1.40 - 2.34       7,593,996
                                 2013     4,982,108    1.45 - 2.40       9,465,032
                                 2012     5,919,632    1.40 - 2.29      10,968,395

  MIST American Funds            2016     3,745,363    1.37 - 1.50       5,393,633
     Balanced Allocation         2015     3,593,345    1.29 - 1.39       4,828,342
     Subaccount                  2014     3,198,147    1.32 - 1.41       4,360,096
                                 2013     2,980,777    1.26 - 1.33       3,871,348
                                 2012     2,190,157    1.07 - 1.13       2,431,852

  MIST American Funds Growth     2016     2,607,699    1.39 - 1.52       3,801,167
     Allocation Subaccount       2015     2,633,410    1.29 - 1.40       3,549,784
                                 2014     2,717,215    1.32 - 1.41       3,718,850
                                 2013     2,729,186    1.26 - 1.33       3,542,062
                                 2012     1,922,890    1.02 - 1.07       2,020,923

  MIST American Funds            2016     2,077,029    1.34 - 1.46       2,886,201
     Moderate Allocation         2015     2,284,599    1.27 - 1.37       2,991,070
     Subaccount                  2014     2,152,245    1.29 - 1.38       2,864,383
                                 2013     2,143,767    1.23 - 1.30       2,718,823
                                 2012     1,804,687    1.10 - 1.15       2,034,082

  MIST BlackRock High Yield      2016    26,278,741   1.47 - 10.55      82,544,588
     Subaccount                  2015    30,089,681    1.33 - 9.34      82,643,530
                                 2014    36,693,530    1.42 - 9.81     104,638,887
                                 2013    45,512,194    1.41 - 9.60     123,385,092
                                 2012    53,791,302    1.33 - 8.84     132,794,550

  MIST Clarion Global Real       2016    45,463,358    1.02 - 2.88      58,508,417
     Estate Subaccount           2015    50,678,041    1.04 - 2.90      65,557,139
                                 2014    58,479,092    1.08 - 2.98      77,846,976
                                 2013    60,592,799    0.98 - 2.67      69,115,555
                                 2012    68,080,621    0.97 - 2.62      76,052,564

  MIST ClearBridge Aggressive    2016    64,680,298   1.05 - 12.43     478,123,942
     Growth Subaccount           2015    74,168,853   1.05 - 12.22     526,677,455
                                 2014    83,295,458   1.12 - 12.86     614,674,474
                                 2013     5,674,029    0.97 - 1.49       5,944,351
                                 2012     4,186,645    0.68 - 2.10       3,075,258

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Moderate    2016      2.04         1.17 - 1.90          5.96 - 6.74
     Growth Subaccount           2015      1.66         1.17 - 1.90      (3.64) - (2.93)
                                 2014      1.84         1.17 - 1.90          2.93 - 3.69
                                 2013      1.51         1.17 - 1.90        19.53 - 20.40
                                 2012      2.31         1.17 - 1.90        12.43 - 13.26

  LMPVIT Western Asset Core      2016      2.15         0.30 - 2.60          1.86 - 4.23
     Plus Subaccount             2015      1.44         0.30 - 2.60        (1.40) - 0.89
                                 2014      6.77         0.30 - 2.60      (2.89) - (0.63)
                                 2013      6.79         0.30 - 2.60          6.41 - 8.88
                                 2012      7.85         0.30 - 2.60        14.84 - 17.52

  LMPVIT Western Asset           2016      5.97         1.40 - 2.60        12.64 - 14.00
     Variable Global High Yield  2015      5.63         1.40 - 2.60      (8.26) - (7.15)
     Bond Subaccount             2014      6.42         1.40 - 2.60      (3.69) - (2.53)
                                 2013      5.42         1.40 - 2.60          3.54 - 4.79
                                 2012      6.91         1.40 - 2.60        15.28 - 16.67

  MIST American Funds            2016      1.75         0.30 - 1.30          6.42 - 7.49
     Balanced Allocation         2015      1.31         0.30 - 1.30      (1.99) - (1.00)
     Subaccount                  2014      1.26         0.30 - 1.30          4.68 - 5.73
                                 2013      1.30         0.30 - 1.30        17.00 - 18.18
                                 2012      1.61         0.30 - 1.30        12.06 - 13.19

  MIST American Funds Growth     2016      1.28         0.30 - 1.30          7.55 - 8.63
     Allocation Subaccount       2015      1.33         0.30 - 1.30      (2.04) - (1.05)
                                 2014      1.03         0.30 - 1.30          5.01 - 6.07
                                 2013      0.97         0.30 - 1.30        23.49 - 24.73
                                 2012      1.18         0.30 - 1.30        14.65 - 15.81

  MIST American Funds            2016      1.88         0.30 - 1.30          5.63 - 6.69
     Moderate Allocation         2015      1.52         0.30 - 1.30      (2.01) - (1.02)
     Subaccount                  2014      1.48         0.30 - 1.30          4.72 - 5.78
                                 2013      1.68         0.30 - 1.30        12.05 - 13.18
                                 2012      1.88         0.30 - 1.30         9.40 - 10.51

  MIST BlackRock High Yield      2016      6.72         0.19 - 2.75        10.89 - 14.05
     Subaccount                  2015      7.95         0.19 - 2.75      (6.65) - (3.92)
                                 2014      6.24         0.19 - 2.75          0.49 - 3.21
                                 2013      6.90         0.19 - 2.75          6.37 - 9.56
                                 2012      7.22         0.19 - 2.75        13.37 - 16.57

  MIST Clarion Global Real       2016      2.30         0.30 - 2.65        (1.71) - 0.85
     Estate Subaccount           2015      4.00         0.30 - 2.65      (3.93) - (1.52)
                                 2014      1.65         0.30 - 2.65         5.92 - 13.33
                                 2013      7.21         0.30 - 2.65          0.89 - 3.45
                                 2012      2.30         0.30 - 2.65        22.74 - 25.92

  MIST ClearBridge Aggressive    2016      0.66         0.30 - 2.60          0.06 - 2.68
     Growth Subaccount           2015      0.42         0.30 - 2.60      (6.47) - (4.10)
                                 2014        --         0.30 - 2.60        11.76 - 18.64
                                 2013      0.21         0.30 - 2.60        42.03 - 45.33
                                 2012      0.02         0.00 - 2.60        15.58 - 18.64

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                      ------------  -------------  --------------
  MIST Harris Oakmark           2016    27,159,458    1.45 - 2.64      53,763,097
     International Subaccount   2015    31,636,054    1.36 - 2.48      58,322,409
                                2014    34,506,428    1.45 - 2.63      67,655,904
                                2013    39,139,950    1.56 - 2.84      83,400,611
                                2012    42,865,772    1.21 - 2.40      70,442,950

  MIST Invesco Comstock         2016    83,913,220    1.52 - 2.88     182,714,519
     Subaccount                 2015    97,875,599    1.33 - 2.47     184,751,261
                                2014   114,273,627    1.45 - 2.65     233,561,068
                                2013    84,372,068    1.36 - 2.43     159,177,699
                                2012   105,506,703    1.03 - 1.81     150,180,851

  MIST Invesco Mid Cap Value    2016    25,100,728    1.32 - 2.86      40,718,448
     Subaccount                 2015    27,773,801    1.17 - 2.52      39,601,373
                                2014    33,040,249    1.32 - 2.82      52,410,952
                                2013    41,645,975    1.24 - 2.61      61,479,507
                                2012    49,340,187    0.98 - 2.04      57,094,364

  MIST Invesco Small Cap        2016     5,001,924    1.94 - 3.50      12,959,914
     Growth Subaccount          2015     5,777,662    1.74 - 3.18      13,547,388
                                2014     5,841,705    1.81 - 3.29      14,198,348
                                2013     6,603,009    1.71 - 3.09      15,149,420
                                2012     6,837,358    1.25 - 2.24      11,541,386

  MIST JPMorgan Small Cap       2016     5,064,644    1.90 - 2.50      11,768,551
     Value Subaccount           2015     5,524,272    1.47 - 1.93       9,963,889
                                2014     6,763,553    1.60 - 2.11      13,340,006
                                2013     7,275,439    1.55 - 2.04      13,918,317
                                2012     8,174,785    1.18 - 1.88      11,901,829

  MIST Loomis Sayles Global     2016    17,610,274    2.48 - 7.26     125,927,258
     Markets Subaccount         2015    19,556,931    2.39 - 7.00     135,115,612
                                2014    21,660,824    2.39 - 6.99     149,334,905
                                2013    23,910,152    2.24 - 6.82     160,979,990
                                2012    26,809,216    1.94 - 5.88     155,638,699

  MIST Met/Aberdeen Emerging    2016    17,633,912    1.08 - 3.04      37,203,662
     Markets Equity Subaccount  2015    20,803,894    0.99 - 2.74      40,103,316
                                2014    23,705,249    1.18 - 3.19      53,420,816
                                2013    23,618,677    1.30 - 3.42      58,259,362
                                2012    27,471,452    1.41 - 3.61      72,730,901

  MIST Met/Eaton Vance          2016     2,433,483    1.08 - 1.14       2,754,483
     Floating Rate Subaccount   2015     3,452,793    1.01 - 1.06       3,637,330
                                2014     3,823,833    1.05 - 1.09       4,142,616
                                2013     4,616,505    1.07 - 1.10       5,050,875
                                2012     2,309,179    1.05 - 1.08       2,477,277

  MIST Met/Wellington Large     2016    20,534,091    1.41 - 2.56      36,808,971
     Cap Research Subaccount    2015    24,145,925    1.32 - 2.41      40,746,872
                                2014    28,125,928    1.29 - 2.34      46,264,418
                                2013    33,795,286    1.15 - 2.10      50,072,685
                                2012    38,383,679    0.87 - 1.59      42,749,505

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Harris Oakmark           2016      2.40         0.30 - 2.60           5.64 - 8.10
     International Subaccount   2015      3.22         0.30 - 2.60       (6.77) - (4.60)
                                2014      2.63         0.30 - 2.70       (8.04) - (5.81)
                                2013      2.71         0.30 - 2.70         27.32 - 30.41
                                2012      1.85         0.00 - 2.70         26.01 - 29.47

  MIST Invesco Comstock         2016      2.55         0.30 - 2.75         14.12 - 16.95
     Subaccount                 2015      2.89         0.30 - 2.75       (8.52) - (6.25)
                                2014      0.67         0.30 - 2.75           6.01 - 8.98
                                2013      1.13         0.30 - 2.75         31.72 - 34.99
                                2012      1.34         0.30 - 2.75         15.29 - 18.16

  MIST Invesco Mid Cap Value    2016      0.68         0.30 - 2.65         12.48 - 15.16
     Subaccount                 2015      0.52         0.30 - 2.70      (11.41) - (9.25)
                                2014      0.55         0.30 - 2.70           6.72 - 9.31
                                2013      0.78         0.30 - 2.70         26.84 - 29.91
                                2012      0.35         0.30 - 2.70          1.60 - 14.35

  MIST Invesco Small Cap        2016        --         0.30 - 2.60          8.57 - 11.39
     Growth Subaccount          2015      0.12         0.30 - 2.60       (4.23) - (1.72)
                                2014        --         0.30 - 2.60           5.14 - 7.86
                                2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15

  MIST JPMorgan Small Cap       2016      1.85         0.30 - 2.60         27.50 - 30.46
     Value Subaccount           2015      1.39         0.30 - 2.60       (9.63) - (7.53)
                                2014      1.09         0.30 - 2.60           1.97 - 4.34
                                2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66

  MIST Loomis Sayles Global     2016      1.93         0.60 - 1.30           3.67 - 4.40
     Markets Subaccount         2015      1.82         0.60 - 1.30           0.16 - 0.86
                                2014      2.32         0.60 - 1.30           2.41 - 3.13
                                2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53

  MIST Met/Aberdeen Emerging    2016      1.05         0.30 - 2.75          8.48 - 11.50
     Markets Equity Subaccount  2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                2014      0.84         0.30 - 2.75       (9.06) - (4.90)
                                2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74

  MIST Met/Eaton Vance          2016      4.39         1.70 - 2.60           6.46 - 7.43
     Floating Rate Subaccount   2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                2014      3.52         1.70 - 2.60       (1.85) - (0.96)
                                2013      4.00         1.70 - 2.60           1.17 - 2.09
                                2012      2.13         1.70 - 2.60           4.56 - 5.51

  MIST Met/Wellington Large     2016      2.28         0.30 - 2.75           5.36 - 7.97
     Cap Research Subaccount    2015      0.79         0.30 - 2.75           1.62 - 4.14
                                2014      0.82         0.30 - 2.75         10.54 - 13.28
                                2013      1.29         0.30 - 2.75         30.53 - 33.77
                                2012      1.09         0.30 - 2.75         10.41 - 13.16

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST MetLife Asset            2016    39,362,500    1.23 - 2.26      58,009,540      2.25         0.30 - 2.45          6.34 - 8.65
     Allocation 100 Subaccount  2015    43,198,777    1.16 - 2.13      59,108,391      1.28         0.30 - 2.45      (4.38) - (2.30)
                                2014    45,212,729    1.02 - 2.22      63,831,385      0.72         0.30 - 2.50          0.61 - 4.25
                                2013    49,145,768    1.17 - 2.17      66,836,972      0.75         0.30 - 2.55        26.25 - 29.12
                                2012    51,476,410    0.93 - 1.72      54,584,808      0.64         0.30 - 2.55        13.79 - 16.39

  MIST MetLife Multi-Index      2016         9,395  12.32 - 12.61         117,266      1.09         0.60 - 1.15          3.17 - 3.74
     Targeted Risk Subaccount   2015         2,641  11.94 - 12.15          31,905      1.72         0.60 - 1.15      (2.34) - (1.80)
     (Commenced 4/29/2013 and   2014         1,008  12.23 - 12.38          12,424        --         0.60 - 1.15          8.01 - 8.61
     began transactions in 2014)

  MIST MetLife Small Cap        2016    47,810,812    1.44 - 4.07     112,211,997      1.07         0.30 - 2.70        27.76 - 30.86
     Value Subaccount           2015    54,080,595    1.13 - 3.15      97,811,772      0.11         0.30 - 2.70      (7.93) - (5.69)
                                2014    63,208,688    1.23 - 3.38     120,747,347      0.05         0.30 - 2.70        (0.99) - 1.41
                                2013    74,099,811    1.24 - 3.37     139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
                                2012    87,597,110    0.96 - 2.58     124,998,359        --         0.30 - 2.70        14.83 - 17.63

  MIST MFS Research             2016    36,740,233    1.09 - 1.99      53,978,694      2.00         0.30 - 2.65      (3.47) - (1.17)
     International Subaccount   2015    41,917,165    1.12 - 2.04      63,005,452      2.74         0.30 - 2.65      (4.34) - (2.07)
                                2014    46,101,233    1.17 - 2.11      72,277,215      2.28         0.30 - 2.65      (9.38) - (7.23)
                                2013    53,996,698    1.29 - 2.31      92,815,172      2.61         0.30 - 2.65        16.14 - 18.90
                                2012    64,389,120    1.11 - 1.98      94,306,211      1.94         0.30 - 2.65        13.64 - 16.36

  MIST Morgan Stanley Mid Cap   2016     4,381,117    1.08 - 2.99       7,516,054        --         0.30 - 2.60     (10.81) - (8.73)
     Growth Subaccount          2015     5,073,086    1.21 - 3.32       9,645,446        --         0.30 - 2.60      (7.46) - (5.31)
                                2014     5,743,592    1.29 - 3.55      11,736,546      0.04         0.30 - 2.60        (1.58) - 0.71
                                2013     6,809,955    1.30 - 3.58      14,243,583      0.75         0.30 - 2.60        35.46 - 38.61
                                2012     8,161,498    0.95 - 2.62      12,071,251        --         0.30 - 2.60          6.46 - 8.95

  MIST Oppenheimer Global       2016   199,205,510    1.13 - 2.45     285,997,810      1.11         0.30 - 2.70      (2.44) - (0.07)
     Equity Subaccount          2015   223,372,532    1.16 - 2.48     323,609,477      1.11         0.30 - 2.70          1.17 - 3.62
                                2014   249,440,312    1.15 - 2.50     351,667,634      0.97         0.30 - 2.70        (0.58) - 1.84
                                2013   284,367,464    1.15 - 2.49     395,783,735      1.84         0.30 - 2.70        14.60 - 26.73
                                2012   280,274,259    1.01 - 1.99     316,647,038      1.59         0.30 - 2.70        17.93 - 20.81

  MIST PIMCO Inflation          2016    35,307,807    1.14 - 1.52      48,063,859        --         0.30 - 2.75          2.29 - 4.85
     Protected Bond Subaccount  2015    39,426,607    1.11 - 1.47      51,884,514      5.06         0.30 - 2.75      (5.60) - (3.20)
                                2014    47,696,077    1.18 - 1.53      65,747,511      1.82         0.30 - 2.75          0.25 - 2.87
                                2013    56,428,155    1.18 - 1.50      76,820,088      2.53         0.30 - 2.75     (11.60) - (9.25)
                                2012    76,954,212    1.33 - 1.67     117,364,047      3.19         0.00 - 2.75          6.32 - 9.33

  MIST PIMCO Total Return       2016   108,989,879    1.28 - 2.11     175,865,002      2.58         0.30 - 2.75        (0.17) - 2.30
     Subaccount                 2015   125,500,853    1.28 - 2.07     200,669,344      5.27         0.30 - 2.75      (2.71) - (0.29)
                                2014   150,568,606    1.32 - 2.09     243,988,067      2.38         0.30 - 2.75          1.37 - 3.88
                                2013   187,162,730    1.30 - 2.01     296,027,272      4.35         0.30 - 2.75      (4.58) - (2.21)
                                2012   230,205,457    1.36 - 2.07     377,907,353      3.16         0.30 - 2.75          6.29 - 8.94

  MIST Pyramis Managed Risk     2016         2,398  11.67 - 12.05          28,371      0.75         0.30 - 1.15          3.37 - 4.25
     Subaccount                 2015         1,566  11.29 - 11.56          17,857      0.75         0.30 - 1.15      (2.38) - (1.55)
     (Commenced 4/29/2013)      2014           992  11.62 - 11.74          11,539        --         0.30 - 0.90          7.67 - 8.32
                                2013           127          10.80           1,369      0.85                0.80                 5.68

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST SSGA Growth and Income   2016    69,381,250           1.51     104,433,234      2.34                1.25                 4.47
     ETF Subaccount             2015    75,897,851           1.44     109,354,013      2.30                1.25               (3.18)
                                2014    82,493,632           1.49     122,762,323      2.26                1.25                 4.50
                                2013    90,079,084           1.42     128,281,207      2.51                1.25                11.53
                                2012    96,610,845           1.28     123,361,227      2.37                1.25                11.44

  MIST SSGA Growth ETF          2016    91,144,360           1.49     136,076,571      2.15                1.25                 5.55
     Subaccount                 2015    98,530,509           1.41     139,366,676      2.01                1.25               (3.52)
                                2014   107,020,440           1.47     156,905,463      1.89                1.25                 4.07
                                2013   115,766,294           1.41     163,090,332      2.10                1.25                16.61
                                2012   123,165,362           1.21     148,804,069      1.94                1.25                13.60

  MIST T. Rowe Price Large      2016   188,277,959    1.36 - 9.48     366,994,258      2.85         0.30 - 2.75         0.00 - 15.71
     Cap Value Subaccount       2015   215,108,437    1.27 - 8.25     366,982,709      1.60         0.30 - 2.75      (6.15) - (3.77)
                                2014   246,029,179    1.35 - 7.43     443,370,558      0.47         0.30 - 2.75         8.25 - 12.94
                                2013    93,678,767    1.22 - 6.66     129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
                                2012   109,882,316    0.94 - 5.81     116,086,753      1.45         0.30 - 2.70        14.82 - 17.62

  MIST T. Rowe Price Mid Cap    2016       559,197    1.55 - 2.91       1,310,449        --         1.55 - 2.65          3.44 - 4.58
     Growth Subaccount          2015       890,955    1.50 - 2.78       1,870,191        --         1.55 - 2.65          3.88 - 5.03
                                2014     1,048,455    1.44 - 2.65       2,094,286        --         1.55 - 2.65         9.83 - 11.04
                                2013     1,441,274    1.31 - 2.39       2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
                                2012     2,028,845    0.99 - 1.77       2,812,261        --         1.55 - 2.65        10.69 - 11.93

  Morgan Stanley Multi Cap      2016       274,685    2.18 - 2.65         678,520        --         1.85 - 2.50      (6.03) - (5.41)
     Growth Subaccount          2015       302,631    2.31 - 2.80         790,647        --         1.85 - 2.50          5.66 - 6.35
                                2014       367,876    2.18 - 2.64         914,004        --         1.85 - 2.50          2.84 - 3.51
                                2013       499,433    2.11 - 2.66       1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
                                2012       634,940    1.41 - 1.80       1,052,964        --         1.60 - 2.50         9.31 - 10.31

  MSF Barclays Aggregate Bond   2016    25,927,617    1.37 - 2.58      62,459,481      2.77         0.30 - 1.30          1.03 - 2.04
     Index Subaccount           2015    28,582,132    1.36 - 2.55      68,017,985      2.91         0.30 - 1.30      (1.04) - (0.05)
                                2014    31,665,367    1.37 - 2.58      75,845,003      3.02         0.30 - 1.30          4.44 - 5.49
                                2013    35,381,978    1.31 - 2.47      80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
                                2012    40,275,965    1.36 - 2.56      95,180,911      3.74         0.30 - 1.30          2.55 - 3.59

  MSF BlackRock Bond Income     2016    89,821,850    1.08 - 2.25     132,434,541      3.12         0.30 - 2.75          0.18 - 2.81
     Subaccount                 2015   101,411,127    1.08 - 2.21     147,353,917      3.73         0.30 - 2.75        (2.28) - 0.29
                                2014   116,573,933    1.11 - 2.23     171,167,569      3.45         0.30 - 2.75          4.02 - 6.76
                                2013   133,280,506    1.06 - 2.11     185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
                                2012   159,459,776    1.10 - 2.15     227,477,835      2.66         0.30 - 2.75          4.46 - 7.22

  MSF BlackRock Capital         2016    90,233,992    1.04 - 5.06     162,582,117        --         0.30 - 2.65      (2.62) - (0.21)
     Appreciation Subaccount    2015   102,258,198    1.06 - 5.12     186,416,345        --         0.30 - 2.65          3.38 - 5.96
                                2014   116,660,042    1.01 - 4.88     201,471,712      0.06         0.30 - 2.65          5.95 - 8.57
                                2013   137,072,166    0.94 - 4.54     218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
                                2012   165,758,971    0.71 - 3.42     197,078,248      0.31         0.30 - 2.65        11.23 - 14.03

  MSF BlackRock Large Cap       2016     5,533,043    1.34 - 2.22      10,606,904      1.42         0.30 - 2.65        15.01 - 17.74
     Value Subaccount           2015     6,317,929    1.16 - 1.89      10,329,127      1.55         0.30 - 2.65      (8.63) - (6.46)
                                2014     7,271,879    1.27 - 2.02      12,887,179      1.11         0.30 - 2.65          6.83 - 9.37
                                2013     9,446,977    1.19 - 1.84      15,413,317      1.21         0.30 - 2.65        28.30 - 31.35
                                2012    11,585,791    0.93 - 1.40      14,563,747      1.44         0.30 - 2.65        10.97 - 13.63

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  ------------  --------------
  MSF BlackRock Ultra-Short       2016   191,490,336   0.83 - 2.28     213,922,334
     Term Bond Subaccount         2015   207,458,223   0.85 - 2.31     234,598,971
                                  2014   228,692,218   0.87 - 2.34     260,029,222
                                  2013   272,484,145   0.89 - 2.37     306,076,669
                                  2012   305,952,973   0.92 - 2.41     338,263,961

  MSF Frontier Mid Cap Growth     2016    46,769,889   0.92 - 2.54      71,558,936
     Subaccount                   2015    53,062,687   0.89 - 2.46      78,853,375
                                  2014    59,828,713   0.88 - 2.44      88,449,747
                                  2013    69,033,438   0.81 - 2.23      93,792,080
                                  2012    80,896,694   0.62 - 1.71      83,365,935

  MSF Jennison Growth             2016   230,334,406   0.94 - 2.60     330,843,366
     Subaccount                   2015   255,430,902   0.96 - 2.64     370,985,158
                                  2014   283,460,406   0.88 - 2.43     376,259,287
                                  2013   306,377,182   0.82 - 2.27     377,320,708
                                  2012   347,786,347   0.61 - 1.68     317,110,813

  MSF Loomis Sayles Small Cap     2016       125,626   5.00 - 5.99         695,462
     Core Subaccount              2015       133,839   4.31 - 5.12         637,286
                                  2014       146,236   4.49 - 5.30         725,826
                                  2013       205,325   4.36 - 5.21       1,019,553
                                  2012       324,926   3.18 - 3.77       1,156,434

  MSF Met/Artisan Mid Cap         2016       487,877   3.33 - 3.67       1,708,962
     Value Subaccount             2015       516,603   2.77 - 3.03       1,498,283
                                  2014       599,313   3.14 - 3.40       1,961,420
                                  2013       672,017   3.15 - 3.40       2,205,749
                                  2012       727,228   2.36 - 2.52       1,786,794

  MSF Met/Dimensional             2016       273,940   1.91 - 2.04         543,802
     International Small Company  2015       749,110   1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406   1.79 - 1.88       1,388,811
                                  2013       479,292   1.97 - 2.05         969,532
                                  2012       512,674   1.58 - 1.64         828,694

  MSF Met/Wellington Balanced     2016    64,591,245   1.49 - 3.90     230,965,585
     Subaccount                   2015    72,571,267   1.43 - 3.69     244,860,534
                                  2014    78,788,126   1.44 - 3.64     263,144,756
                                  2013    87,559,708   1.34 - 3.34     265,542,357
                                  2012    95,084,218   1.14 - 2.80     241,918,758

  MSF Met/Wellington Core         2016    52,226,552  1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088   1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778   1.34 - 2.26      96,109,883
                                  2013    65,547,224   1.24 - 2.10     109,181,322
                                  2012    81,093,170   0.94 - 1.61     103,067,131

  MSF MetLife Asset               2016    14,708,245   1.23 - 1.57      20,218,985
     Allocation 20 Subaccount     2015    17,745,651   1.21 - 1.51      23,643,801
                                  2014    21,756,153   1.25 - 1.52      29,613,599
                                  2013    27,300,301   1.21 - 1.46      35,985,163
                                  2012    33,750,786   1.19 - 1.41      43,181,333

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Ultra-Short       2016      0.05         0.30 - 2.75         (2.51) - 0.05
     Term Bond Subaccount         2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)
                                  2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)

  MSF Frontier Mid Cap Growth     2016        --         0.30 - 2.70           2.41 - 4.98
     Subaccount                   2015        --         0.30 - 2.70         (0.08) - 2.47
                                  2014        --         0.30 - 2.70          7.98 - 10.72
                                  2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55

  MSF Jennison Growth             2016      0.26         0.30 - 2.70       (3.86) - (0.13)
     Subaccount                   2015      0.24         0.30 - 2.70          7.59 - 10.45
                                  2014      0.23         0.30 - 2.70          4.51 - 12.77
                                  2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21

  MSF Loomis Sayles Small Cap     2016      0.06         1.70 - 2.50         16.04 - 16.97
     Core Subaccount              2015        --         1.70 - 2.50       (4.17) - (3.40)
                                  2014        --         1.70 - 2.50           0.95 - 1.76
                                  2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33

  MSF Met/Artisan Mid Cap         2016      0.87         1.40 - 2.10         20.10 - 20.95
     Value Subaccount             2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26
                                  2013      0.80         1.40 - 2.10         33.67 - 34.61
                                  2012      0.81         1.40 - 2.10          9.25 - 10.02

  MSF Met/Dimensional             2016      2.61         1.70 - 2.50           3.21 - 4.04
     International Small Company  2015      1.68         1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014      1.56         1.70 - 2.50       (9.00) - (8.27)
                                  2013      1.77         1.70 - 2.50         24.45 - 25.45
                                  2012      0.49         1.70 - 2.50         14.98 - 15.91

  MSF Met/Wellington Balanced     2016      2.75         0.30 - 2.65           3.95 - 6.67
     Subaccount                   2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                  2014      2.00         0.30 - 2.65          7.40 - 10.22
                                  2013      2.48         0.30 - 2.65         17.13 - 20.23
                                  2012      2.29         0.30 - 2.65          9.16 - 12.04

  MSF Met/Wellington Core         2016      1.72         0.30 - 2.65           0.53 - 7.02
     Equity Opportunities         2015      1.62         0.30 - 2.65         (0.53) - 2.09
     Subaccount                   2014      0.56         0.30 - 2.65          5.33 - 10.30
                                  2013      1.27         0.30 - 2.65         29.87 - 33.30
                                  2012      0.69         0.30 - 2.65          9.66 - 12.52

  MSF MetLife Asset               2016      3.19         0.30 - 2.50           1.95 - 4.22
     Allocation 20 Subaccount     2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16
                                  2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MSF MetLife Asset             2016    47,542,265    1.26 - 1.63      68,509,133      3.55         0.30 - 2.55          3.42 - 5.77
     Allocation 40 Subaccount   2015    54,365,636    1.22 - 1.54      74,878,498      0.27         0.30 - 2.55      (3.56) - (1.37)
                                2014    62,281,508    1.25 - 1.56      87,527,049      2.62         0.30 - 2.65          2.04 - 4.61
                                2013    63,017,183    1.23 - 1.49      85,938,160      2.54         0.30 - 2.65         8.02 - 10.59
                                2012    69,601,690    1.13 - 1.35      86,810,589      2.94         0.30 - 2.65         8.53 - 11.13

  MSF MetLife Asset             2016   313,013,101    1.23 - 1.66     452,209,477      3.14         0.30 - 2.85          4.10 - 6.78
     Allocation 60 Subaccount   2015   351,132,615    1.18 - 1.55     480,001,704      0.54         0.30 - 2.85      (4.04) - (1.56)
                                2014   393,087,875    1.10 - 1.58     550,983,256      1.72         0.30 - 2.85          1.05 - 4.74
                                2013   325,210,824    1.21 - 1.51     449,109,725      1.95         0.30 - 2.75        14.78 - 17.63
                                2012   342,679,345    1.06 - 1.72     406,247,240      2.31         0.00 - 2.75        10.15 - 13.24

  MSF MetLife Asset             2016   406,853,909    1.21 - 1.66     574,285,819      2.94         0.30 - 2.90          5.05 - 7.82
     Allocation 80 Subaccount   2015   438,830,497    1.15 - 1.55     582,539,493      0.33         0.30 - 2.90      (4.51) - (1.99)
                                2014   469,940,862    1.21 - 1.61     645,019,159      1.11         0.30 - 2.90          2.22 - 4.91
                                2013   281,259,764    1.21 - 1.50     392,110,510      1.46         0.30 - 2.60        21.12 - 23.94
                                2012   301,438,988    1.00 - 1.21     341,958,464      1.91         0.30 - 2.60        12.41 - 15.04

  MSF MetLife Mid Cap Stock     2016     7,950,996   2.09 - 36.72      17,822,009      1.27         0.30 - 1.25        18.71 - 19.72
     Index Subaccount           2015     8,349,197   1.75 - 30.67      15,269,454      1.16         0.30 - 1.25      (3.79) - (2.97)
                                2014     8,659,503   1.82 - 31.61      16,117,119      1.01         0.30 - 1.25          7.96 - 8.89
                                2013     8,357,897   1.68 - 29.03      14,115,032      1.09         0.30 - 1.25        16.63 - 31.49
                                2012     6,983,172           1.28       8,935,310      1.02                1.25                16.13

  MSF MetLife Stock Index       2016   399,744,544   1.40 - 40.16     818,490,354      1.98         0.28 - 3.50         7.70 - 11.36
     Subaccount                 2015   444,545,333   1.29 - 36.32     825,958,902      1.72         0.28 - 3.50        (2.41) - 0.88
                                2014   512,472,472   1.22 - 36.26     948,735,700      1.69         0.28 - 3.50         9.37 - 13.05
                                2013   619,079,605   1.11 - 32.31   1,022,210,401      1.86         0.28 - 3.50        27.37 - 31.65
                                2012   746,876,608   0.85 - 24.72     955,635,335      1.43         0.28 - 3.50        11.63 - 15.43

  MSF MFS Total Return          2016   138,074,749    1.22 - 4.20     347,116,215      2.73         0.30 - 2.75          5.97 - 8.65
     Subaccount                 2015   157,676,884    1.15 - 3.90     367,197,782      2.42         0.30 - 2.75      (3.10) - (0.65)
                                2014   181,477,236    1.19 - 3.96     427,404,149      2.25         0.30 - 2.75          5.42 - 8.09
                                2013   214,758,429    1.13 - 3.69     467,083,516      2.45         0.30 - 2.75        15.48 - 18.40
                                2012   252,752,393    0.97 - 3.15     465,580,415      2.74         0.30 - 2.75         8.27 - 11.03

  MSF MFS Value Subaccount      2016    54,400,150    1.36 - 2.83     126,985,750      2.24         0.30 - 2.75        11.00 - 14.05
                                2015    61,186,657    1.22 - 2.53     126,858,359      2.66         0.30 - 2.75      (3.07) - (0.45)
                                2014    71,426,723    1.26 - 2.59     149,803,816      1.64         0.30 - 2.75         7.72 - 10.48
                                2013    76,198,106    1.18 - 2.39     152,814,296      1.08         0.30 - 2.65        16.93 - 35.32
                                2012    42,193,599    1.17 - 1.80      64,099,072      1.95         0.30 - 2.65        13.33 - 16.30

  MSF MSCI EAFE Index           2016    22,174,074    0.98 - 2.39      46,547,113      2.63         0.30 - 1.60        (0.27) - 1.04
     Subaccount                 2015    24,065,038    0.99 - 2.38      50,132,009      3.23         0.30 - 1.60      (2.66) - (1.39)
                                2014    25,971,462    1.01 - 2.44      55,159,835      2.60         0.30 - 1.60      (7.50) - (6.28)
                                2013    29,240,272    1.09 - 2.63      66,367,832      3.06         0.30 - 1.60        19.93 - 21.50
                                2012    31,591,933    0.91 - 2.18      59,212,775      3.14         0.30 - 1.60        16.44 - 17.97

  MSF Neuberger Berman          2016    22,363,400    1.40 - 4.28      61,097,301      0.43         0.30 - 2.65        15.30 - 18.33
     Genesis Subaccount         2015    25,655,787    1.20 - 3.63      59,714,866      0.38         0.30 - 2.65        (2.25) - 0.28
                                2014    30,031,861    1.23 - 3.63      69,389,880      0.37         0.30 - 2.65      (2.91) - (0.29)
                                2013    35,991,632    1.25 - 3.65      82,899,600        --         0.30 - 2.65        24.17 - 35.86
                                2012        70,294    1.58 - 1.77         118,604      0.12         1.70 - 2.60          6.92 - 7.89

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  MSF Russell 2000 Index         2016    23,491,682    2.27 - 5.23     110,619,177
     Subaccount                  2015    25,834,307    1.90 - 4.36     101,108,420
                                 2014    27,782,287    2.02 - 4.62     114,688,189
                                 2013    31,268,599    1.96 - 4.45     123,574,772
                                 2012    33,654,928    1.43 - 3.25      96,816,463

  MSF T. Rowe Price Large Cap    2016    26,687,817    1.62 - 3.14      52,673,898
     Growth Subaccount           2015    29,861,303    1.64 - 3.11      58,885,774
                                 2014    33,034,416    1.52 - 2.82      59,661,381
                                 2013    32,411,409    1.26 - 2.60      54,003,653
                                 2012    32,201,056    1.12 - 1.88      38,929,294

  MSF T. Rowe Price Small Cap    2016    41,499,662    1.82 - 3.98     108,651,167
     Growth Subaccount           2015    46,060,640    1.68 - 3.59     109,539,493
                                 2014    50,212,351    1.68 - 3.52     118,139,543
                                 2013    55,991,286    1.62 - 3.32     125,245,594
                                 2012    62,635,996    1.15 - 2.32      98,474,574

  MSF Western Asset              2016    32,467,046   1.25 - 41.83     170,890,372
     Management Strategic Bond   2015    19,595,073    1.18 - 2.94      32,316,442
     Opportunities Subaccount    2014    23,348,172    1.08 - 3.03      39,669,737
                                 2013    27,649,077    1.19 - 2.91      44,979,001
                                 2012    33,573,093    1.21 - 2.91      55,654,805

  MSF Western Asset              2016    49,146,509    1.04 - 2.57      75,272,260
     Management U.S. Government  2015    53,614,394    1.05 - 2.57      82,426,356
     Subaccount                  2014    64,344,337    1.07 - 2.58      98,096,572
                                 2013    73,690,565    1.07 - 2.54     109,839,169
                                 2012    89,352,294    1.10 - 2.58     134,993,660

  Pioneer VCT Mid Cap Value      2016     7,793,599    1.77 - 2.84      19,478,488
     Subaccount                  2015     9,348,957    1.56 - 2.48      20,514,005
                                 2014    11,449,417    1.72 - 2.69      27,355,302
                                 2013    13,948,854    1.54 - 2.38      29,462,183
                                 2012    17,566,894    1.19 - 1.82      28,565,653

  Pioneer VCT Real Estate        2016     2,487,870    2.08 - 3.45       7,545,087
     Shares Subaccount           2015     2,872,791    2.00 - 3.31       8,432,222
                                 2014     3,456,891    1.95 - 3.22       9,986,466
                                 2013     4,679,392    1.52 - 2.50      10,515,684
                                 2012     5,535,016    1.53 - 2.50      12,543,885

  TAP 1919 Variable Socially     2016    12,016,499    1.31 - 4.37      34,122,083
     Responsive Balanced         2015    13,640,111    1.25 - 4.17      36,506,368
     Subaccount                  2014    15,783,435    1.29 - 4.29      43,091,030
                                 2013    17,650,098    1.20 - 3.98      44,216,482
                                 2012    19,935,151    1.03 - 3.39      41,969,589

  UIF Growth Subaccount          2016     2,605,136    1.54 - 3.11       5,650,496
                                 2015     2,947,999    1.59 - 3.23       6,666,780
                                 2014     3,258,928    1.44 - 2.93       6,688,278
                                 2013     3,897,642    1.35 - 2.81       7,732,651
                                 2012     5,479,096    0.93 - 1.93       7,099,628

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Russell 2000 Index         2016      1.38         0.30 - 1.65        19.30 - 20.92
     Subaccount                  2015      1.21         0.30 - 1.65      (5.84) - (4.56)
                                 2014      1.17         0.30 - 1.65          3.32 - 4.72
                                 2013      1.55         0.30 - 1.65        36.29 - 38.14
                                 2012      1.16         0.30 - 1.65        14.44 - 16.00

  MSF T. Rowe Price Large Cap    2016        --         0.30 - 2.65        (1.07) - 1.23
     Growth Subaccount           2015      0.01         0.30 - 2.65         7.68 - 10.18
                                 2014        --         0.30 - 2.65         6.03 - 13.92
                                 2013      0.07         0.30 - 2.65        25.92 - 38.35
                                 2012        --         0.30 - 2.65        15.56 - 18.32

  MSF T. Rowe Price Small Cap    2016      0.03         0.30 - 2.65         8.57 - 11.15
     Growth Subaccount           2015        --         0.30 - 2.65        (0.22) - 2.16
                                 2014        --         0.30 - 2.65          3.86 - 6.33
                                 2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56

  MSF Western Asset              2016      2.14         0.30 - 2.75          3.17 - 7.29
     Management Strategic Bond   2015      4.93         1.17 - 2.60      (4.52) - (2.86)
     Opportunities Subaccount    2014      5.32         1.17 - 2.60          0.50 - 4.24
                                 2013      4.97         1.17 - 2.60      (1.76) - (0.08)
                                 2012      3.46         1.17 - 2.60         8.42 - 10.19

  MSF Western Asset              2016      2.62         0.15 - 2.45        (1.17) - 1.13
     Management U.S. Government  2015      2.32         0.15 - 2.45        (1.86) - 0.42
     Subaccount                  2014      1.96         0.15 - 2.45          0.32 - 2.66
                                 2013      2.23         0.15 - 2.45      (3.14) - (0.89)
                                 2012      2.10         0.15 - 2.45          0.86 - 3.21

  Pioneer VCT Mid Cap Value      2016      0.48         1.40 - 2.75        13.08 - 14.61
     Subaccount                  2015      0.55         1.40 - 2.75      (8.89) - (7.66)
                                 2014      0.66         1.40 - 2.75        11.69 - 13.20
                                 2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28

  Pioneer VCT Real Estate        2016      3.21         1.55 - 2.70          3.00 - 4.19
     Shares Subaccount           2015      2.02         1.55 - 2.70          1.73 - 2.91
                                 2014      2.29         1.50 - 2.70        27.08 - 28.62
                                 2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35

  TAP 1919 Variable Socially     2016      0.91         0.30 - 2.30          3.82 - 5.92
     Responsive Balanced         2015      1.19         0.30 - 2.50      (4.14) - (2.01)
     Subaccount                  2014      0.85         0.30 - 2.50          6.61 - 8.98
                                 2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38

  UIF Growth Subaccount          2016        --         1.40 - 2.50      (4.06) - (3.00)
                                 2015        --         1.40 - 2.50         9.47 - 10.68
                                 2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond                  (BHFTI) Brighthouse/Templeton International Bond
   Portfolio                                               Portfolio
(MIST) Met/Wellington Large Cap Research                 (BHFTI) Brighthouse/Wellington Large Cap Research
   Portfolio                                               Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2016

   (3)   Statements of Operations for the year ended December 31, 2016

   (4) Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015


   (5)   Notes to the Financial Statements


   The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:


   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2016 and 2015

   (3) Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(a). Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account QP for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


1(b). Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No.333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)


3(a)(ii).             Amendment No. 2 to Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 6, 2016.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)


3(c).                 Master Retail Sales Agreement (MLIDC 09-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed on April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)



3(e) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5,
                      2017.)


3(f)                  Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)



4(a). Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4, File No. 333- 00165 filed on August 27, 1996.)


4(b). Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(c). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)


4(d)(i).              403(b) Nationwide Tax Sheltered Annuity Endorsement.
                      (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(e). Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer - L-22466 8-07. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 7, 2008.)


4(f). MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


4(g). MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)



4(h).                 Company Name Change Endorsement (effective November 14,
                      2014) (6-E120-14).(Incorporated herein by reference to
                      Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4,2015.)


4(i) Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


5.                    Applications



(a).                  Master Application Gold Track Select L-21158 A Order No.
                      L-21158 Rev. 5-06*


(b).                  Enrollment/Investment Selection Form L-21018GTS-MLR Rev.
                      11-06*


(c).                  Master Application Gold Track Select L-21158 A Order No.
                      L-21158 Rev. 11-06* (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)



(d). Form of Application (Participant Enrollment). GTS-ENR (09/16) GTS-ENR (02/17) FS-B (Filed herewith.)



6(a). Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4th day of April, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Filed on Form N-4, File No. 333- 00165, on October 31, 2007.)


6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(c). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(d). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(e). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)



6(f) Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6,
                      2016). (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)


6(g)                  Copy of Amended and Restated Bylaws of the Company.
                      (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)


7(b)(i). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(b)(ii).             Service Agreement and Indemnity Combination Coinsurance
                      and Modified Coinsurance Agreement of Certain Annuity
                      Contracts between MetLife Insurance Company of
                      Connecticut and Metropolitan Life Insurance Company -
                      Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective
                      Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)


8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)


8(a). Participation Agreement among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General Life Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment
                      No. 4 to the Registration Statement on Form N-4, File No.
                      333-152189, filed April 4, 2012.)


8(a)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut effective November 17, 2014. (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)



8(a)(iv) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)



8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to the Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to the Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to the Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      4, 2012.)



8(b)(iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)



8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment to Participation Agreement Amendment to the Participation Agreements between American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company (Summary) (4/30/10). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152194, on April 4, 2012.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(ii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Effective Amendment No. 26 to MetLife of CT
                      Separate Account Eleven for Variable Annuities'
                      Registration Statement on Form N-4, File Nos. 333-101778/
                      21262, filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Effective Amendment No. 26 to MetLife of
                      CT Separate Account Eleven for Variable Annuities'
                      Registration Statement on Form N-4, File Nos.
                      333-101778/21262, filed on April 6, 2016.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(d)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(d)(ii).             Amendment to the Participation Agreement with Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014.) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to the Registration Statement on Form N-4 File
                      No. 333-200247, filed November 17, 2014.)



8(d)(iii)             Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)



8(e). Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company and The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants Registration Statement on Form N-6 (File No. 333-71349) filed April 9, 2009.)


8(e)(i). Amendment to Participation Agreement currently in effect between Delaware VIP Trust(R), Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P. and Metropolitan Life Insurance Company and MetLife Insurance Company of Connecticut (Summary) (4/30/10). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152194, on April 4, 2011.)


8(e)(ii).             Amendment to the Participation Agreement dated May 1,
                      1998 Among MetLife Insurance Company of Connecticut,
                      Delaware VIP Trust, Delaware Management Company and
                      Delaware Distributors, L.P. (Filed with Post-Effective
                      Amendment No. 7 to this Registration Statement on Form
                      N-4, File No. 333-152194, on April 8, 2015).


8(f). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4, to the Registration Statement on Form N-4, File No.
                      333-152189, filed April 4, 2012.)


8(f)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23, Amendment No. 152 to the Registration
                      Statement on Form N-4, File No. 333-101778, filed April
                      3, 2013.)


8(f)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/ Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife investors

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)


8(f)(v) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(g)(ii).             Amendment No. 9 to Fund Participation Agreement Among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      8, 2015).


8(h). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (4/30/10). Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189, filed on April 5, 2011.)


8(h)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(i). Amendment No. 2 to Participation Agreement among MetLife Insurance Company of Connecticut, Wells Fargo Funds Trust and Wells Fargo Funds Distributor, LLC, effective April 30, 2012. (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 File No. 333-152194 filed April 3, 2013.)


8(i)(1). Amendment No. 3 to the Participation Agreement dated May 1, 1998 Among MetLife Insurance Company of Connecticut, Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC. (Filed with Post-Effective Amendment No. 7 to this Registration Statement on Form N-4, File No. 333-152194, on April 8, 2015).


9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn A. Dumais. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     Brighthouse Life Insurance Company

     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------







Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President and Chief Accounting Officer
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 196,616 owners of qualified contracts and 43,167 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER



(a)        Brighthouse Securities, LLC
     11225 North Community House Road
     Charlotte, NC 28277

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account




(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.




NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   ---------------------------------------------------------
Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:






                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $568,161,672       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(d)                   Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL
                      33647


(e)                   Brighthouse Financial, One Financial Center, 21st Floor,
                      Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph
           (a) - (d) of Rule 6c-7 have been complied with.


(e) The undersigned registrant represents that for its TSA variable annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.


(f) The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the "no-action" position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.



Brighthouse Life Insurance Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company under the Contracts.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 5th day of April, 2017.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 5th day of April, 2017.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J, Lambert
/s/ Kieran Mullins*        Director and Vice President
------------------------
Kieran Mullins
/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L.Rosenthal
/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------
                           Officer
Anant Bhalla
/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-in-fact

       April 5, 2017



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



5(d).   Form of Application


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13.     Powers of Attorney